Federated Investors
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--7.8%
		Banking--7.8%
$26,000,000		Abbey National Treasury Services, PLC, 1.810% - 1.845%, 10/17/2003 - 10/20/2003	$26,000,534
40,300,000		BNP Paribas SA, 2.220%, 2/18/2003	40,300,093
25,000,000		Bank of New York, 2.065% - 2.070%, 7/1/2003	24,997,348
10,000,000		Comerica Bank, 2.530%, 3/7/2003	10,000,092
16,000,000		Credit Suisse First Boston, 1.810% - 1.820%, 2/3/2003	16,000,000
10,000,000		Danske Bank A/S, 2.100%, 6/30/2003	9,996,761
14,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.380%, 6/12/2003	14,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 2.230% - 2.280%, 6/23/2003 - 6/30/2003	65,006,833
25,000,000		Toronto Dominion Bank, 1.340%, 5/7/2003	24,999,345

		TOTAL CERTIFICATES OF DEPOSIT	231,301,006

		COLLATERALIZED LOAN AGREEMENT--4.4%
		Banking--3.4%
50,000,000		Salomon Smith Barney, Inc., 1.312%, 2/3/2003	50,000,000
50,000,000		Salomon Smith Barney, Inc., 1.412%, 2/3/2003	50,000,000

		TOTAL	100,000,000

		Brokerage--1.0%
30,000,000		Goldman Sachs & Co., 1.362%, 2/3/2003	30,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENT	130,000,000

		COMMERCIAL PAPER --18.7%[1]
		Banking--11.2%
97,504,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.320% - 1.340%, 2/7/2003 - 4/9/2003	97,406,210
20,000,000		Citicorp, 1.280%, 4/25/2003	19,940,978
28,000,000		Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 1.300%, 4/16/2003	27,925,178
25,000,000		Dresdner US Finance, Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 1.390%, 6/11/2003	24,874,514
40,000,000		Fountain Square Commercial Funding Corp., 1.300%, 3/10/2003	39,946,555
20,000,000		ING (U.S.) Funding LLC, (Guaranteed by ING Bank N.V.), 1.980%, 3/26/2003	19,941,700
2,112,000		Kitty Hawk Funding Corp., 1.280%, 2/24/2003	2,110,273
Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Banking--continued
$66,410,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.280% - 1.380%, 2/6/2003 - 3/6/2003	$66,358,028
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series A), (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.400%, 3/5/2003	15,235,000
10,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 1.290%, 7/15/2003	9,941,233
10,000,000		Three Rivers Funding Corp., 1.290%, 2/20/2003	9,993,192

		TOTAL	333,672,861

		Finance -- Automotive--2.0%
40,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 1.290% - 1.300%, 7/11/2003 - 7/16/2003	39,766,194
20,500,000		New Center Asset Trust, (Series A1/P1), 1.260%, 4/22/2003	20,442,600

		TOTAL	60,208,794

		Finance - Commercial--2.2%
9,000,000		Amsterdam Funding Corp., 1.260%, 4/23/2003	8,974,485
30,000,000		Compass Securitization LLC, 1.310%, 2/7/2003	29,993,450
25,000,000		Paradigm Funding LLC, 1.300%, 3/10/2003	24,966,597

		TOTAL	63,934,532

		Finance Oil & Gas--0.7%
20,000,000		Shell Finance (UK) PLC, 1.290% - 1.840%, 7/11/2003 - 9/9/2003	19,830,222

		Finance -- Retail--1.0%
30,000,000		Sheffield Receivables Corp., 1.280%, 2/20/2003	29,979,733

		Finance - Securities--1.6%
27,898,000		Galaxy Funding, Inc., 1.300% - 1.360%, 4/14/2003 - 4/21/2003	27,820,405
20,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.310%, 6/9/2003	19,906,844

		TOTAL	47,727,249

		TOTAL COMMERCIAL PAPER	555,353,391

		SHORT-TERM NOTES--16.0%
		Banking--3.0%
50,000,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.290, 2/20/2003	49,965,958
15,000,000		National City Bank, Indiana, 2.500%, 3/5/2003	15,000,000
25,000,000		National City Bank, Ohio, 2.500%, 3/10/2003	24,999,624

		TOTAL	89,965,582

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Brokerage--5.8%
$100,000,000		Goldman Sachs Group, Inc., 1.462%, 2/3/2003	$100,000,000
10,000,000		Goldman Sachs Group, Inc., 1.480%, 5/15/2003	10,000,000
50,000,000		Merrill Lynch & Co., Inc., 1.462%, 2/3/2003	50,000,000
13,000,000		Merrill Lynch & Co., Inc., 2.450%, 3/24/2003	13,000,000

		TOTAL	173,000,000

		Finance -- Automotive--2.1%
1,217,112		CarMax Auto Owner Trust 2002-2, Class A1, 1.425%, 12/15/2003	1,217,112
4,503,534		Ford Credit Auto Owner Trust 2002-D, Class A1, 1.790%, 5/15/2003	4,503,534
10,000,000		Ford Credit Auto Owner Trust 2003-A, Class A1, 1.363%, 10/15/2003	10,000,000
1,296,208		Honda Auto Receivables Owner Trust 2002-2, Class A1, 1.950%, 6/13/2003	1,296,208
14,102,517		MMCA Auto Owner Trust 2002-5, Class A1, 1.410%, 12/15/2003	14,102,517
815,626		Nissan Auto Receivables Owner Trust 2002-B, Class A1, 2.090%, 5/9/2003	815,626
3,221,490		SSB Auto Loan Trust 2002-1, Class A1, 1.658%, 11/15/2003	3,221,491
9,294,632		TF Automobile Receivables Owner Trust 2002-1, Class A1, 1.468%, 12/12/2003	9,294,632
6,661,520		Volkswagen Auto Lease Trust 2002-A, Class A1, 1.385%, 11/20/2003	6,661,519
11,000,000		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	11,000,000

		TOTAL	62,112,639

		Finance - Securities--3.4%
90,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.400% -- 2.540%, 2/7/2003 - 2/5/2004	89,999,006
10,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.645%, 2/6/2004	10,000,000

		TOTAL	99,999,006

		Health Care Drugs--0.2%
5,000,000	[2,3]	Merck & Co., Inc., 4.540%, 2/24/2003	5,009,927

		Insurance--0.7%
20,000,000		Onyx Acceptance Owner Trust 2003-A, Class A1, (XL Capital Assurance Inc. INS.), 1.360%, 2/15/2004	20,000,000

		Telecommunications--0.8%
25,000,000		BellSouth Corp., 4.105%, 4/26/2003	25,073,705

		TOTAL SHORT-TERM NOTES	475,160,859

Principal Amount			Value
		GOVERNMENT AGENCIES--1.2%
$15,000,000		Federal Home Loan Bank System, 1.770%, 10/9/2003	$15,000,000
15,000,000		Federal Home Loan Mortgage Corp., 1.750%, 12/8/2003	15,000,000
5,500,000		Federal Home Loan Mortgage Corp., 5.250%, 2/15/2004	5,716,782

		TOTAL GOVERNMENT AGENCIES	35,716,782

		LOAN PARTICIPATION--0.8%
		Chemicals--0.8%
25,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.340% - 1.490%, 3/7/2003 - 9/30/2003	25,000,000

		NOTES - VARIABLE--37.1%[4]
		Banking--14.7%
5,290,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	5,290,000
4,335,000		C.J. Krehbiel Co., (Series 2000), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	4,335,000
6,470,000		CNOS Building LLC, (Firstar Bank, N.A. LOC), 1.500%, 2/5/2003	6,470,000
6,493,000		Capital One Funding Corp., (Series 1999-B), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	6,493,000
77,000,000		Comerica Bank, 1.348%, 2/10/2003	76,995,981
3,800,000		David Lipscomb University, (Series 1999), (SunTrust Bank LOC), 1.400%, 2/5/2003	3,800,000
8,710,000		E & J Investments LLC, Bradner Village Health Care, (Series 1999), (Lasalle Bank, N.A. LOC), 1.440%, 2/6/2003	8,710,000
8,175,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	8,175,000
9,000,000		Erwin Marine Sales, Inc., (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	9,000,000
2,820,000		Gainesville and Hall County, GA Development Authority, Woozer Project, (Series 2000), (SunTrust Bank LOC), 1.400%, 2/5/2003	2,820,000
6,485,000		Grand Chute, WI, (Firstar Bank, N.A. LOC), 1.500%, 2/5/2003	6,485,000
25,000,000		HBOS Treasury Services PLC, 1.610%, 2/20/2003	25,000,000
2,685,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 1.390%, 2/6/2003	2,685,000
8,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 1.390%, 2/6/2003	8,300,000
2,360,000		Joe A. Waggoner, (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,360,000
4,905,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	4,905,000
Principal Amount			Value
		NOTES - VARIABLE--continued[4]
		Banking--continued
$4,800,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (Firstar Bank, N.A. LOC), 1.460%, 2/6/2003	$4,800,000
6,005,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	6,005,000
3,315,000		L.B. Industries, Inc. (Series 2000), (Firstar Bank, N.A. LOC), 1.460%, 2/6/2003	3,315,000
3,385,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.400%, 2/6/2003	3,385,000
60,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (WestLB AG Swap Agreement), 1.390%, 2/15/2003	60,000,000
5,000,000		Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 1.440%, 2/5/2003	5,000,000
4,000,000		MBE Investment Co. LLC, EH Investment Company (Series 2000 A), (Standard Federal Bank, N.A. LOC), 1.400%, 2/6/2003	4,000,000
25,000,000	[2]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.470%, 3/27/2003	25,000,000
1,470,000		Manatee County, FL, CFI Manufacturing, Inc. Project (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,470,000
12,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham LOC), 1.390%, 2/6/2003	12,000,000
3,860,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.450%, 2/6/2003	3,860,000
12,080,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 1.390%, 2/6/2003	12,080,000
6,240,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 1.400%, 2/5/2003	6,240,000
5,571,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.420%, 2/6/2003	5,571,000
4,865,000		Seven Hills School, (Series 2000), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	4,865,000
5,100,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 1.400%, 2/5/2003	5,100,000
3,590,000		Swiger Coil Systems, Inc., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	3,590,000
15,000,000	[2]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.460%, 3/18/2003	15,000,000
20,000,000		Wells Fargo & Co., 1.370%, 2/1/2003	20,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[4]
		Banking--continued
$35,000,000		Wells Fargo & Co., 1.413%, 2/14/2003	$35,000,000
9,705,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (J.P. Morgan Chase Bank LOC), 1.390%, 2/6/2003	9,705,000
8,700,000		White Hydraulics, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	8,700,000
715,000		Winona Lake, IN, (Series 1999 B), Grace Villiage, (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	715,000

		TOTAL	437,224,981

		Brokerage--1.2%
35,000,000		Merrill Lynch & Co., Inc., 1.425%, 2/11/2003	35,000,000

		Chemicals--0.2%
5,000,000		Bayer Corp., (Bayer AG Support Agreement), 4.450%, 3/19/2003	5,009,276

		Consumer Products--0.9%
27,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.390%, 3/12/2003	27,000,000

		Electrical Equipment--0.7%
20,181,046		Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 1.450%, 2/3/2003	20,181,046

		Finance -- Commercial--6.8%
55,000,000		Compass Securitization LLC, 1.328%, 3/14/2003	54,999,080
15,000,000		Compass Securitization LLC, 1.330%, 7/9/2003	14,998,361
51,400,000		General Electric Capital Corp., 1.396% - 1.409%, 2/10/2003 - 2/18/2003	51,400,000
10,000,000		General Electric Capital Corp., 1.360%, 2/24/2003	10,000,288
70,000,000		Paradigm Funding LLC, 1.309% - 1.350%, 2/28/2003 - 7/28/2003	70,000,000

		TOTAL	201,397,729

		Finance - Securities--1.9%
25,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.350%, 2/18/2003	24,998,646
30,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.275% - 1.310%, 2/3/2003 -- 5/3/2003	29,999,008

		TOTAL	54,997,654

Principal Amount			Value
		NOTES - VARIABLE--continued[4]
		Government Agency--1.2%
$6,000,000		Acton Assisted Living LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 1.350%, 2/6/2003	$6,000,000
1,080,000		Alabama HFA, Turtle Lake Project, (Series 2000-B), (FNMA LOC), 1.340%, 2/6/2003	1,080,000
7,000,000		Direct One Funding Corp., (FNMA LOC), 1.410%, 2/6/2003	7,000,000
7,000,000		Jefferson County, KY HFDA, (Series 2000), (Federal Home Loan Bank of Cincinnati LOC), 1.540%, 2/6/2003	7,000,000
4,200,000		Kentucky Economic Development Finance Authority, (Federal Home Loan Bank of Cincinnati LOC), 1.280%, 2/6/2003	4,200,000
2,500,000		Kentucky Economic Development Finance Authority, (Series 2002), (Federal Home Loan Bank of Cincinnati LOC), 1.440%, 2/6/2003	2,500,000
3,480,000		Lexington Fayette, KY, (Series 2001), (Federal Home Loan Bank of Cincinnati LOC), 1.440%, 2/6/2003	3,480,000
4,750,000		Winnebago County, IL IDA, (Series 2001), (Federal Home Loan Bank of Chicago LOC), 1.440%, 2/6/2003	4,750,000

		TOTAL	36,010,000

		Insurance--6.4%
25,000,000		Allstate Life Insurance Co., 1.617%, 3/3/2003	25,000,000
35,000,000		GE Capital Assurance Co., 1.730%, 2/10/2003	35,000,000
12,000,000		GE Life and Annuity Assurance Co., 1.526%, 3/3/2003	12,000,000
53,000,000		Monumental Life Insurance Co., 1.550% - 1.560%, 2/3/2003 - 2/28/2003	53,000,000
35,000,000		New York Life Insurance Co., 1.526%, 5/1/2003	35,000,000
10,000,000		Security Life of Denver Insurance Co., 1.460%, 4/25/2003	10,000,000
20,000,000		Travelers Insurance Co., 1.526%, 3/1/2003	20,000,000

		TOTAL	190,000,000

		Telecommunications--3.1%
50,000,000		BellSouth Telecommunications, Inc., 1.433%, 3/4/2003	50,000,000
17,000,000		Verizon Global Funding, 1.341%, 2/18/2003	16,999,581
25,000,000		Verizon Global Funding, 1.560%, 2/8/2003	24,998,356

		TOTAL	91,997,937

		TOTAL NOTES -- VARIABLE	1,098,818,623

Shares or Principal Amount			Value
		MUTUAL FUNDS--6.4%
		Asset Management--6.4%
50,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio, 1.300%	$50,000,000
140,000,000		Scudder Money Market, 1.285%	140,000,000

		TOTAL MUTUAL FUNDS	190,000,000

		REPURCHASE AGREEMENTS--2.7%
		Banking--2.7%
$78,841,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.350%, dated 1/31/2003, to be repurchased at $78,849,870 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2032	78,841,000

		TIME DEPOSITS--5.2%[1]
		Banking--5.2%
100,000,000		Societe Generale, Paris, 1.313%, 2/3/2003	100,000,000
55,000,000		Toronto Dominion Bank, 1.313%, 2/3/2003	55,000,000

		TOTAL TIME DEPOSITS	155,000,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$2,975,191,661

1 Each issue shows the rate of discount at the time of purchase.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 2003, these securities amounted to $45,009,927 which represents 1.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $5,009,927 which represents 0.2% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees.

4 Variable rate securities with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,965,428,031) at January 31, 2003.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
HFA	--Housing Finance Authority
HFDA	--Health Facility Development Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts-Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,975,191,661
Income receivable		8,926,107
Receivable for shares sold		178,858
Other assets		2,023

TOTAL ASSETS		2,984,298,649

Liabilities:
Payable for investments purchased	$15,999,500
Payable for shares redeemed	215,864
Income distribution payable	1,783,148
Payable to bank	80,060
Accrued expenses	792,046

TOTAL LIABILITIES		18,870,618

Net assets for 2,965,428,031 shares outstanding		$2,965,428,031

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$2,112,352,464 ÷ 2,112,352,464 shares outstanding		$1.00

Cash II Shares:
$853,075,567 ÷ 853,075,567 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$27,608,188

Expenses:
Investment adviser fee		$7,764,261
Administrative personnel and services fee		1,167,745
Custodian fees		93,100
Transfer and dividend disbursing agent fees and expenses		1,309,668
Directors'/Trustees' fees		14,645
Auditing fees		6,140
Legal fees		6,952
Portfolio accounting fees		77,286
Distribution services fee--Cash II Shares		1,161,435
Shareholder services fee--Institutional Service Shares		2,720,696
Shareholder services fee--Cash II Shares		1,161,435
Share registration costs		40,089
Printing and postage		78,554
Insurance premiums		2,294
Miscellaneous		10,058

TOTAL EXPENSES		15,614,358

Waivers:
Waiver of investment adviser fee	$(4,289,489)
Waiver of transfer and dividend disbursing agent fees and expenses	(40,390)
Waiver of distribution services fee--Cash II Shares	(404,179)
Waiver of shareholder services fee--Institutional Service Shares	(76,180)

TOTAL WAIVERS		(4,810,238)

Net expenses			10,804,120

Net investment income			$16,804,068

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,804,068	$83,160,193

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(12,322,129)	(46,907,453)
Cash II Shares	(4,481,939)	(36,252,740)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,804,068)	(83,160,193)

Share Transactions:
Proceeds from sale of shares	5,579,695,067	16,405,879,999
Net asset value of shares issued to shareholders in payment of distributions declared	12,927,186	70,833,373
Cost of shares redeemed	(6,018,889,443)	(17,578,942,013)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(426,267,190)	(1,102,228,641)

Change in net assets	(426,267,190)	(1,102,228,641)

Net Assets:
Beginning of period	3,391,695,221	4,493,923,862

End of period	$2,965,428,031	$3,391,695,221

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.57%	1.95%	5.38%	5.50%	4.76%	5.25%

Ratios to Average Net Assets:

Expenses	0.64%[3]	0.64%	0.60%	0.59%	0.59%	0.59%

Net investment income	1.13%[3]	1.94%	5.24%	5.40%	4.66%	5.13%

Expense waiver/reimbursement[4]	0.29%[3]	0.26%	0.30%	0.30%	0.32%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,112,352	$2,259,956	$2,393,247	$2,330,894	$1,623,816	$1,734,061

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.02	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.48%	1.77%	5.20%	5.32%	4.58%	5.07%

Ratios to Average Net Assets:

Expenses	0.81%[4]	0.81%	0.77%	0.76%	0.76%	0.76%

Net investment income	0.96%[4]	1.81%	5.04%	5.32%	4.49%	4.94%

Expense waiver/reimbursement[5]	0.37%[4]	0.34%	0.38%	0.38%	0.40%	0.38%

Supplemental Data:

Net assets, end of period (000 omitted)	$853,076	$1,131,739	$2,100,677	$1,450,912	$698,119	$703,755

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligation Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held at January 31, 2003, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000	$25,000,000

URI Trust, (Series 2000-1)	12/18/2000	$15,000,000

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2003, capital paid-in aggregated $2,965,643,476.

Transactions in shares were as follows:

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Institutional Service Shares:
Shares sold	3,380,381,204	7,597,160,208
Shares issued to shareholders in payment of distributions declared	8,788,704	35,684,387
Shares redeemed	(3,536,773,379)	(7,766,135,617)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(147,603,471)	(133,291,022)

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Cash II Shares:
Shares sold	2,199,313,863	8,808,719,791
Shares issued to shareholders in payment of distributions declared	4,138,482	35,148,986
Shares redeemed	(2,482,116,064)	(9,812,806,396)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(278,663,719)	(968,937,619)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(426,267,190)	(1,102,228, 641)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver of any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8112802 (3/03)

Federated Investors
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		U.S. TREASURY--25.0%
		U.S. Treasury Bills--9.8%
$18,000,000	[1]	U.S. Treasury Bills, 1.195% - 1.390%, 5/8/2003	$17,937,440
31,000,000	[1]	U.S. Treasury Bills, 1.200% - 1.220%, 7/17/2003	30,826,807
21,000,000	[1]	U.S. Treasury Bills, 1.224%, 5/15/2003	20,926,434
17,000,000	[1]	U.S. Treasury Bills, 1.235% - 1.245%, 5/22/2003	16,935,543
11,800,000	[1]	U.S. Treasury Bills, 1.265%, 5/29/2003	11,751,487
8,000,000	[1]	U.S. Treasury Bills, 1.425%, 5/1/2003	7,971,817
4,000,000	[1]	U.S. Treasury Bills, 1.550%, 4/17/2003	3,987,083

		TOTAL	110,336,611

		U.S. Treasury Bonds--0.7%
7,700,000		U.S. Treasury Bonds, 10.750%, 2/15/2003	7,725,131

		U.S. Treasury Notes--14.5%
12,000,000		U.S. Treasury Notes, 2.750%, 9/30/2003	12,076,097
12,000,000		U.S. Treasury Notes, 2.750%, 10/31/2003	12,100,458
14,000,000		U.S. Treasury Notes, 3.000%, 11/30/2003	14,179,561
6,000,000		U.S. Treasury Notes, 3.250%, 12/31/2003	6,100,029
30,000,000		U.S. Treasury Notes, 3.625%, 8/31/2003	30,350,167
9,000,000		U.S. Treasury Notes, 3.875%, 6/30/2003	9,078,306
7,000,000		U.S. Treasury Notes, 3.875%, 7/31/2003	7,064,122
7,000,000		U.S. Treasury Notes, 4.250%, 11/15/2003	7,134,222
28,500,000		U.S. Treasury Notes, 5.250% - 5.750%, 8/15/2003	29,120,999
16,000,000		U.S. Treasury Notes, 5.500%, 2/28/2003	16,038,117
6,000,000		U.S. Treasury Notes, 5.500%, 3/31/2003	6,031,948
14,000,000		U.S. Treasury Notes, 5.750%, 4/30/2003	14,130,482

		TOTAL	163,404,508

		TOTAL U.S. TREASURY	281,466,250

		REPURCHASE AGREEMENTS--74.9%
50,000,000		Interest in $800,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.290%, dated 1/31/2003, to be repurchased at $50,005,375 on 2/3/2003 collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	50,000,000
50,000,000		Interest in $600,000,000 joint repurchase agreement with Bank of Nova Scotia, Toronto, 1.290%, dated 1/31/2003, to be repurchased at $50,005,375 on 2/3/2003 collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	50,000,000
189,931,000		Interest in $1,199,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.290%, dated 1/31/2003, to be repurchased at $189,951,418 on 2/3/2003 collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028	189,931,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$50,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns & Companies, Inc., 1.290%, dated 1/31/2003, to be repurchased at $50,005,375 on 2/3/2003 collateralized by U.S. Treasury Obligations with various maturities to 2/15/2012	$50,000,000
50,000,000		Interest in $700,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.290%, dated 1/31/2003, to be repurchased at $50,005,375 on 2/3/2003 collateralized by U.S. Treasury Obligations with various maturities to 11/15/2021	50,000,000
50,000,000		Interest in $850,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 1/31/2003, to be repurchased at $50,005,375 on 2/3/2003 collateralized by U.S. Treasury Obligations with various maturities to 02/15/2010	50,000,000
50,000,000		Interest in $700,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.290%, dated 1/31/2003, to be repurchased at $50,005,375 on 2/3/2003 collateralized by U.S. Treasury Obligations with various maturities to 02/15/2031	50,000,000
18,000,000	[2]	Interest in $200,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.215%, dated 1/17/2003, to be repurchased at $18,050,423 on 4/10/2003 collateralized by U.S. Treasury Obligations with various maturities to 05/15/2021	18,000,000
32,000,000		Interest in $700,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.290%, dated 1/31/2003, to be repurchased $32,003,440 on 2/3/2003 collateralized by U.S. Treasury Obligations with various maturities to 07/15/2012	32,000,000
49,000,000	[2]	Interest in $750,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.210%, dated 1/10/2003, to be repurchased $49,103,758 on 3/14/2003 collateralized by U.S. Treasury Obligations with various maturities to 08/15/2012	49,000,000
100,000,000		Interest in $1,250,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.290%, dated 1/31/2003, to be repurchased $100,010,750 on 2/3/2003 collateralized by U.S. Treasury Obligations with various maturities to 11/15/2012	100,000,000
50,000,000		Interest in $550,000,000 joint repurchase agreement with Societe Generale, New York, 1.290%, dated 1/31/2003, to be repurchased $50,005,375 on 2/3/2003 collateralized by U.S. Treasury Obligations with various maturities to 08/15/2025	50,000,000
66,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement with UBS Warburg LLC, 1.220%, dated 1/7/2003, to be repurchased $66,069,337 on 2/7/2003 collateralized by U.S. Treasury Obligations with various maturities to 08/15/2015	66,000,000
40,000,000		Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290%, dated 1/31/2003, to be repurchased $40,004,300 on 2/3/2003 collateralized by U.S. Treasury Obligations with various maturities to 07/31/2003	40,000,000

		TOTAL REPURCHASE AGREEMENTS	844,931,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$1,126,397,250

1 The issue shows the rate of discount at time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,127,433,136) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$844,931,000
Investments in securities	281,466,250

Total investments in securities, at amortized cost and value		$1,126,397,250
Cash		15,808
Income receivable		2,764,436

TOTAL ASSETS		1,129,177,494

Liabilities:
Payable for shares redeemed	562,755
Income distribution payable	793,586
Accrued expenses	388,017

TOTAL LIABILITIES		1,744,358

Net assets for 1,127,433,136 shares outstanding		$1,127,433,136

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,127,433,136 ÷ 1,127,433,136 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$9,350,885

Expenses:
Investment adviser fee		$2,901,370
Administrative personnel and services fee		436,366
Custodian fees		37,547
Transfer and dividend disbursing agent fees and expenses		152,676
Directors'/Trustees' fees		5,113
Auditing fees		5,270
Legal fees		2,635
Portfolio accounting fees		58,205
Shareholder services fee		1,450,685
Share registration costs		13,708
Printing and postage		8,752
Insurance premiums		1,161
Miscellaneous		8,172

TOTAL EXPENSES		5,081,660

Waivers:
Waiver of investment adviser fee	$(1,540,130)
Waiver of transfer and dividend disbursing agent fees and expenses	(31,453)
Waiver of shareholder services fee	(58,027)

TOTAL WAIVERS		(1,629,610)

Net expenses			3,452,050

Net investment income			5,898,835

Net realized gain on investments			410,519

Change in net assets resulting from operations			$6,309,354

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,898,835	$29,452,561
Net realized gain on investments	410,519	1,168,080

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,309,354	30,620,641

Distributions to Shareholders:
Distributions from net investment income	(5,898,835)	(29,452,561)
Distributions from net realized gain on investments	(410,519)	(1,168,080)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,309,354)	(30,620,641)

Share Transactions:
Proceeds from sale of shares	3,077,470,098	8,615,424,914
Net asset value of shares issued to shareholders in payment of distributions declared	2,796,759	12,594,695
Cost of shares redeemed	(3,282,831,828)	(9,124,431,283)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(202,564,971)	(496,411,674)

Change in net assets	(202,564,971)	(496,411,674)

Net Assets:
Beginning of period	1,329,998,107	1,826,409,781

End of period	$1,127,433,136	$1,329,998,107

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.05	0.04	0.05
Net realized and unrealized gain on investments	0.00 [2]	0.00 [2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02	0.05	0.05	0.04	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)
Distributions from net realized gain on investments	(0.00)[2]	(0.00)[2]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.55%	1.81%	5.07%	5.17%	4.50%	5.13%

Ratios to Average Net Assets:

Expenses	0.59%[4]	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	1.02%[4]	1.75%	4.97%	5.07%	4.41%	5.00%

Expense waiver/reimbursement[5]	0.28%[4]	0.27%	0.26%	0.26%	0.26%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,127,433	$1,329,998	$1,826,410	$2,013,674	$2,053,372	$2,367,313

1 Beginning with the year ended July 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Represents less than $0.01.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended ("the Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2003, capital paid-in aggregated $1,127,996,531. Transactions in shares were as follows:

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Shares sold	3,077,470,098	8,615,424,914
Shares issued to shareholders in payment of distributions declared	2,796,759	12,594,695
Shares redeemed	(3,282,831,828)	(9,124,431,283)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(202,564,971)	(496,411,674)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N815

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8022501 (3/03)

Federated Investors
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--10.4%
		Banking--10.4%
$2,000,000		Abbey National Treasury Services, PLC, 1.810%, 10/17/2003	$2,000,000
2,000,000		BNP Paribas, 2.220%, 2/18/2003	2,000,005
1,000,000		Bank of New York, 2.065%, 7/1/2003	999,857
4,500,000		Comerica Bank, 2.275% - 2.530%, 3/7/2003 - 6/23/2003	4,499,830
2,000,000		Credit Suisse First Boston, 1.810%, 2/3/2003	2,000,000
2,000,000		Den Danske Bank A/S, 2.100%, 6/30/2003	1,999,352
3,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.320%, 7/14/2003	3,000,000
3,000,000		Svenska Handelsbanken, Stockholm, 2.280%, 6/30/2003	3,001,560
2,000,000		Toronto Dominion Bank, 1.340%, 5/7/2003	1,999,948
1,000,000		UBS AG, 2.770%, 3/12/2003	999,989

		TOTAL CERTIFICATES OF DEPOSIT	22,500,541

		COMMERCIAL PAPER--33.5%[1]
		Banking--14.3%
8,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.320%, 2/7/2003 - 4/9/2003	7,989,293
1,500,000		Danske Corp., Inc., (Danske Bank A/S GTD), 1.300%, 4/16/2003	1,495,992
1,000,000		ING (U.S.) Funding LLC, (ING Bank N.V. GTD), 1.980%, 3/26/2003	997,085
11,000,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.330% - 1.780%, 2/3/2003 - 3/17/2003	10,990,403
8,287,000		Stellar Funding Group Inc., 1.300% - 1.350%, 2/13/2003 - 5/1/2003	8,276,413
1,300,000		SunTrust Banks, Inc., 1.330%, 2/3/2003	1,299,904

		TOTAL	31,049,090

		Finance - Automotive--0.7%
1,500,000		FCAR Auto Loan Trust (A1+/P1), 1.300%, 7/11/2003	1,491,333

		Finance - Commercial--7.4%
11,000,000		Amsterdam Funding Corp., 1.300% - 1.330%, 2/5/2003 - 5/12/2003	10,977,111
5,000,000		PREFCO-Preferred Receivables Funding Co., 1.340%, 5/12/2003	4,981,389

		TOTAL	15,958,500

		Finance - Retail--4.6%
10,000,000		Mortgage Interest Networking Trust (A1/P1), 1.300%, 2/12/2003	9,996,028

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Securities--5.6%
$12,100,000		Galaxy Funding Inc., 1.360% - 1.370%, 2/14/2003 - 4/14/2003	$12,085,113

		Oil & Oil Finance--0.9%
2,000,000		Shell Finance (UK) PLC, 1.290%, 7/11/2003	1,988,533

		TOTAL COMMERCIAL PAPER	72,568,597

		SHORT-TERM NOTES--5.4%
		Banking--0.9%
2,000,000		National City Bank, Ohio, 2.500%, 3/10/2003	1,999,970

		Brokerage--0.5%
1,000,000		Merrill Lynch & Co., 2.450%, 3/24/2003	1,000,000

		Finance - Automotive--2.4%
435,826		Ford Credit Auto Owner Trust 2002-D, Class A1, 1.790%, 5/15/2003	435,826
881,407		MMCA Auto Owner Trust 2002-5, Class A1, 1.410%, 12/15/2003	881,407
62,741		Nissan Auto Receivables Owner Trust 2002-B, Class A1, 2.090%, 5/9/2003	62,741
1,858,926		TF Automobile Receivables Owner Trust 2002-1, Class A1, 1.468%, 12/12/2003	1,858,926
2,000,000		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	2,000,000

		TOTAL	5,238,900

		Finance - Securities--1.1%
2,500,000		Beta Finance, Inc., (Beta Finance Corp. GTD), 2.540%, 3/7/2003	2,500,000

		Insurance--0.5%
1,000,000		Onyx Acceptance Owner Trust 2003-A, Class A1, (XL Capital Assurance Inc. Insurance), 1.360%, 2/15/2004	1,000,000

		TOTAL SHORT-TERM NOTES	11,738,870

		GOVERNMENT AGENCIES--2.4%
1,000,000		Federal Home Loan Bank System, 1.770%, 10/9/2003	1,000,000
4,200,000		Federal Home Loan Mortgage Corp., 1.750% - 5.250%, 12/8/2003 -- 2/15/2004	4,247,298

		TOTAL GOVERNMENT AGENCIES	5,247,298

		LOAN PARTICIPATION--4.2%
		Chemicals--2.8%
6,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co. GTD), 1.410%, 6/30/2003	6,000,000

		Electrical Equipment--1.4%
3,100,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC), 1.386%, 5/19/2003	3,100,000

		TOTAL LOAN PARTICIPATION	9,100,000

Principal Amount			Value
		NOTES - VARIABLE--38.4%[2]
		Banking--15.5%
$555,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	$555,000
2,000,000		HBOS Treasury Services PLC, 1.610%, 2/20/2003	2,000,000
25,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.390%, 2/15/2003	25,000,000
2,200,000		Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York Swap Agreement), 1.470%, 2/5/2003	2,200,000
1,000,000	[4]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.460%, 3/18/2003	1,000,000
2,500,000		Wells Fargo & Co., 1.370% - 1.413%, 2/2/2003 - 2/14/2003	2,500,000
290,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	290,000

		TOTAL	33,545,000

		Brokerage--0.9%
2,000,000		Merrill Lynch & Co., Inc., 1.425%, 2/11/2003	2,000,000

		Chemicals--2.3%
5,000,000		Bayer Corp., 4.450%, 3/19/2003	5,009,276

		Consumer Products--0.9%
2,000,000		Diageo Capital PLC, (Diageo PLC GTD), 1.390%, 3/12/2003	2,000,000

		Finance - Retail--0.9%
2,000,000		SLM Corp., 1.690%, 3/16/2003	2,000,301

		Finance - Securities--4.6%
10,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.350%, 2/3/2003	9,999,508

		Government Agency--4.8%
10,380,000		Direct One Funding Corp., (Series 2000) (Sexton Properties), (FNMA LOC), 1.410%, 2/6/2003	10,380,000

		Insurance--6.5%
5,000,000		GE Capital Assurance Co., 1.730%, 2/9/2003	5,000,000
2,000,000		GE Life and Annuity Assurance Co., 1.526%, 3/3/2003	2,000,000
5,000,000		Monumental Life Insurance Co., 1.610%, 2/3/2003	5,000,000
2,000,000		Travelers Insurance Co., 1.526%, 3/5/2003	2,000,000

		TOTAL	14,000,000

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Telecommunications--2.0%
$3,000,000		BellSouth Telecommunications, Inc., 1.433%, 3/4/2003	$3,000,000
1,200,000		Verizon Global Funding, 1.341%, 2/18/2003	1,199,970

		TOTAL	4,199,970

		TOTAL NOTES -- VARIABLE	83,134,055

		REPURCHASE AGREEMENT--5.4%
		Banking--5.4%
11,720,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.350%, dated 01/31/2003, to be repurchased at $11,721,319 on 02/03/2003 collateralized by U.S. Government Agency Obligations with various maturities to 1/16/2033	11,720,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$216,009,361

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

4 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 2003, this security amounted to $1,000,000 which represents 0.5% of net assets.

Note: The categories of investments are shown as a percentage of net assets ($216,531,829) at January 31, 2003.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$216,009,361
Cash		5,470
Income receivable		772,704

TOTAL ASSETS		216,787,535

Liabilities:
Income distribution payable	$204,372
Payable for shares redeemed	22,401
Accrued expenses	28,933

TOTAL LIABILITIES		255,706

Net assets for 216,531,829 shares outstanding		$216,531,829

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$216,531,829 ÷ 216,531,829 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$2,350,465

Expenses:
Investment adviser fee		$523,205
Administrative personnel and services fee		98,363
Custodian fees		9,030
Transfer and dividend disbursing agent fees and expenses		44,462
Directors'/Trustees' fees		1,047
Auditing fees		5,679
Legal fees		2,354
Portfolio accounting fees		31,974
Shareholder services fee		327,003
Share registration costs		16,706
Printing and postage		11,073
Insurance premiums		654
Miscellaneous		946

TOTAL EXPENSES		1,072,496

Waivers:
Waiver of investment adviser fee	$(199,194)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,390)
Waiver of shareholder services fee	(261,602)

TOTAL WAIVERS		(467,186)

Net expenses			605,310

Net investment income			$1,745,155

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,745,155	$7,175,457

Distributions to Shareholders:
Distributions from net investment income	(1,745,155)	(7,175,457)

Share Transactions:
Proceeds from sale of shares	351,114,913	1,180,624,217
Net asset value of shares issued to shareholders in payment of distributions declared	691,788	3,218,939
Cost of shares redeemed	(424,613,491)	(1,284,410,146)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(72,806,790)	(100,566,990)

Change in net assets	(72,806,790)	(100,566,990)

Net Assets:
Beginning of period	289,338,619	389,905,609

End of period	$216,531,829	$289,338,619

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,		Period Ended	Year Ended November 30,
	1/31/2003	2002	2001	7/31/2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.67%	2.23%	5.55%	3.90%	4.86%	5.33%	5.27%

Ratios to Average Net Assets:

Expenses	0.46%[3]	0.46%	0.46%	0.46%[3]	0.45%	0.45%	0.45%

Net investment income	1.33%[3]	2.27%	5.42%	5.76%[3]	4.73%	5.22%	5.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$216,532	$289,339	$389,906	$414,559	$358,670	$465,134	$494,399

1 The Fund changed its fiscal year end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held at January 31, 2003, is as follows:

Security	Acquisition Date	Acquisition Cost
URI Trust, (Series 2000-1)	12/18/2000	$1,000,000

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2003, capital paid-in aggregated $216,531,829.

Transactions in shares were as follows:

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Shares sold	351,114,913	1,180,624,217
Shares issued to shareholders in payment of distributions declared	691,788	3,218,939
Shares redeemed	(424,613,491)	(1,284,410,146)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(72,806,790)	(100,566,990)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N740

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8070106 (3/03)

Federated Investors
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM OBLIGATIONS--53.2%
$1,000,000	[1]	Federal Farm Credit System, Floating Rate Note, 1.255%, 2/7/2003	$999,500
23,500,000	[1]	Federal Home Loan Bank System, Floating Rate Notes, 1.199% - 1.380%, 2/2/2003 - 4/21/2003	23,494,438
11,500,000		Federal Home Loan Bank System, Notes, 1.700% - 2.990%, 2/4/2003 - 12/8/2003	11,499,416
9,000,000	[2]	Federal Home Loan Mortgage Corp., Discount Notes, 1.260% - 2.460%, 2/27/2003 - 7/17/2003	8,970,430
5,000,000		Federal Home Loan Mortgage Corp., Notes, 4.750% - 6.375%, 3/15/2003 - 2/15/2004	5,111,008
24,500,000	[2]	Federal National Mortgage Association, Discount Notes, 1.220% - 2.280%, 2/7/2003 - 7/23/2003	24,422,096
31,000,000	[1]	Federal National Mortgage Association, Floating Rate Notes, 1.203% - 1.527%, 2/3/2003 - 5/1/2003	30,991,773
14,675,000		Federal National Mortgage Association, Notes, 2.250% - 5.750%, 2/7/2003 - 2/13/2004	14,784,944

		TOTAL SHORT-TERM OBLIGATIONS	120,273,605

		REPURCHASE AGREEMENTS--46.7%
10,000,000		Interest in $650,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/16/2029	10,000,000
6,959,000		Interest in $1,199,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.290%, dated 1/31/2003, to be repurchased at $6,959,748 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028	6,959,000
10,000,000		Interest in $800,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2033	10,000,000
10,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.250%, dated 1/23/2003, to be repurchased at $10,018,750 on 3/18/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2032	10,000,000
8,000,000	[3]	Interest in $475,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.280%, dated 1/6/2003, to be repurchased at $8,008,533 on 2/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2033	8,000,000
4,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.255%, dated 1/23/2003, to be repurchased at $4,007,948 on due 3/21/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	4,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$10,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/25/2032	$10,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	10,000,000
5,000,000	[3]	Interest in $315,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.280%, dated 1/15/2003, to be repurchased at $5,008,711 on 3/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2032	5,000,000
10,000,000		Interest in $605,000,000 joint repurchase agreement with Salomon Smith Barney, Inc., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2032	10,000,000
1,500,000	[3]	Interest in $140,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290%, dated 1/3/2003, to be repurchased at $1,503,171 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2032	1,500,000
6,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290%, dated 11/8/2002, to be repurchased at $6,019,350 on 2/6/2003, collateralized by U.S. Government Agencies with various maturities to 3/25/2032	6,000,000
3,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with UBS Warburg LLC, 1.300%, dated 11/22/2002, to be repurchased at $3,011,158 on 3/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/15/2032	3,000,000
11,000,000		Interest in $500,000,000 joint repurchase agreement with WestLB AG, 1.350%, dated 1/31/2003, to be repurchased at $11,001,238 on 2/3/2003, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 6/1/2040	11,000,000

		TOTAL REPURCHASE AGREEMENTS	105,459,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$225,732,605

1 Floating rate note with current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($225,926,532) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$105,459,000
Investments in securities	120,273,605

Total investments in securities, at amortized cost and value		$225,732,605
Cash		765
Income receivable		526,772

TOTAL ASSETS		226,260,142

Liabilities:
Income distribution payable	188,813
Payable for shares redeemed	131,893
Accrued expenses	12,904

TOTAL LIABILITIES		333,610

Net assets for 225,926,532 shares outstanding		$225,926,532

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$225,926,532 ÷ 225,926,532 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$1,867,247

Expenses:
Investment adviser fee		$439,117
Administrative personnel and services fee		82,554
Custodian fees		19,465
Transfer and dividend disbursing agent fees and expenses		57,150
Directors'/Trustees' fees		1,071
Auditing fees		6,090
Legal fees		1,949
Portfolio accounting fees		27,660
Shareholder services fee		274,448
Share registration costs		11,145
Printing and postage		8,780
Insurance premiums		659
Miscellaneous		1,071

TOTAL EXPENSES		931,159

Waivers:
Waiver of investment adviser fee	$(196,210)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,028)
Waiver of shareholder services fee	(219,558)

TOTAL WAIVERS		(420,796)

Net expenses			510,363

Net investment income			$1,356,884

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,356,884	$4,774,587

Distributions to Shareholders:
Distributions from net investment income	(1,356,884)	(4,774,587)

Share Transactions:
Proceeds from sale of shares	311,914,390	576,370,589
Net asset value of shares issued to shareholders in payment of distributions declared	396,261	1,925,996
Cost of shares redeemed	(299,331,779)	(607,124,628)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,978,872	(28,728,043)

Change in net assets	12,978,872	(28,728,043)

Net Assets:
Beginning of period	212,947,660	241,675,703

End of period	$225,926,532	$212,947,660

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended December 31,
	1/31/2003	7/31/2002	7/31/2001 [1]	2000	1999 [2]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.03	0.06	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.03)	(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.62%	1.97%	2.71%	6.03%	4.77%	5.16%	5.24%

Ratios to Average Net Assets:

Expenses	0.46%[4]	0.46%	0.46%[4]	0.46%	0.46%	0.46%	0.46%

Net investment income	1.24%[4]	1.95%	4.62%[4]	5.87%	4.64%	5.04%	5.10%

Expense waiver/ reimbursement[5]	0.38%[4]	0.36%	0.33%[4]	0.34%	0.34%	0.33%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$225,927	$212,948	$241,676	$285,259	$289,123	$350,019	$489,292

1 The fund changed its fiscal year end from December 31 to July 31.

2 Beginning with the year ended December 31, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2003 capital paid-in aggregated $225,926,532.

Transactions in shares were as follows:

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Shares sold	311,914,390	576,370,589
Shares issued to shareholders in payment of distributions declared	396,261	1,925,996
Shares redeemed	(299,331,779)	(607,024,628)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	12,978,872	(28,728,043)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at anytime.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N765

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8080106 (3/03)

Federated Investors
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount		Value
	REPURCHASE AGREEMENTS--100.2%
$10,000,000	Interest in $800,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.290%, dated 1/31/2003, to be repurchased at $10,001,075 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	$10,000,000
10,000,000	Interest in $600,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2030	10,000,000
10,000,000	Interest in $650,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2030	10,000,000
10,000,000	Interest in $1,500,000,000 joint repurchase agreement with Bank of America LLC 1.340%, dated 1/31/2003, to be repurchased at $10,001,117 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	10,000,000
10,000,000	Interest in $600,000,000 joint repurchase agreement with Bank of Nova Scotia, Toronto, 1.290%, dated 1/31/2003, to be repurchased at $10,001,075 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	10,000,000
31,948,000	Interest in $1,199,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.290%, dated 1/31/2003, to be repurchased at $31,951,434 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028	31,948,000
10,000,000	Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc, 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	10,000,000
10,000,000	Interest in $800,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2033	10,000,000
10,000,000	Interest in $700,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.290%, dated 1/31/2003, to be repurchased at $10,001,075 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030	10,000,000
10,000,000	Interest in $850,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 1/31/2003, to be repurchased at $10,001,075 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2010	10,000,000
Principal Amount		Value
	REPURCHASE AGREEMENTS--continued
$10,000,000	Interest in $575,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 9/25/2032	$10,000,000
10,000,000	Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/25/2032	10,000,000
10,000,000	Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	10,000,000
10,000,000	Interest in $900,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 11/25/2032	10,000,000
10,000,000	Interest in $605,000,000 joint repurchase agreement with Solomon Smith Barney Inc., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2032	10,000,000
10,000,000	Interest in $550,000,000 joint repurchase agreement with Societe General, New York, 1.290%, dated 1/31/2003, to be repurchased at $10,001,075 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2025	10,000,000
35,000,000	Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.350%, dated 1/31/2003, to be repurchased at $35,003,938 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/16/2033	35,000,000
10,000,000	Interest in $500,000,000 joint repurchase agreement with WestLB AG, 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Treasury and Government Agency Obligations with various maturities to 6/1/2040	10,000,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[1]	$226,948,000

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($226,447,832) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$226,948,000
Cash		75
Income receivable		8,371
Prepaid expenses		19,499

TOTAL ASSETS		226,975,945

Liabilities:
Payable for shares redeemed	$300,000
Income distribution payable	216,647
Accrued expenses	11,466

TOTAL LIABILITIES		528,113

Net assets for 226,447,832 shares outstanding		$226,447,832

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$226,447,832 ÷ 226,447,832 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$1,874,537

Expenses:
Investment adviser fee		$478,225
Administrative personnel and services fee		89,906
Custodian fees		12,544
Transfer and dividend disbursing agent fees and expenses		22,878
Directors'/Trustees' fees		1,261
Auditing fees		5,666
Legal fees		2,729
Portfolio accounting fees		29,392
Share registration costs		12,915
Printing and postage		4,459
Insurance premiums		717
Miscellaneous		3,392

TOTAL EXPENSES		664,084

Waivers:
Waiver of investment adviser fee	$(463,509)
Waiver of transfer and dividend disbursing agent fees and expenses	(8,325)

TOTAL WAIVERS		(471,834)

Net expenses			192,250

Net investment income			$1,682,287

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,682,287	$7,536,451

Distributions to Shareholders:
Distributions from net investment income	(1,682,287)	(7,536,451)

Share Transactions:
Proceeds from sale of shares	602,754,107	2,021,329,267
Net asset value of shares issued to shareholders in payment of distributions declared	873,242	4,488,937
Cost of shares redeemed	(619,622,719)	(2,249,584,256)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,995,370)	(223,766,052)

Change in net assets	(15,995,370)	(223,766,052)

Net Assets:
Beginning of period	242,443,202	466,209,254

End of period	$226,447,832	$242,443,202

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended March 31,
	1/31/2003	7/31/2002	7/31/2001 [1]	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.01	0.06	0.05	0.05	0.06

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.01)	(0.06)	(0.05)	(0.05)	(0.06)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.71%	2.04%	1.38%	6.30%	5.25%	5.25%	5.59%

Ratios to Average Net Assets:
Expenses	0.16%[3]	0.16%	0.16%[3]	0.16%	0.16%	0.15%	0.15%

Net investment income	1.41%[3]	2.13%	4.12%[3]	6.16%	5.11%	5.19%	5.48%

Expense waiver/ reimbursement[4]	0.39%[3]	0.30%	0.30%[3]	0.30%	0.30%	0.30%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$226,448	$242,443	$466,209	$403,579	$225,250	$441,168	$508,795

1 The Fund has changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund's use of the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2003, capital paid-in aggregated $226,447,832.

Transactions in shares were as follows:

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Shares sold	602,754,107	2,021,329,267
Shares issued to shareholders in payment of distributions declared	873,242	4,488,937
Shares redeemed	(619,622,719)	(2,249,584,256)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(15,995,370)	(223,766,052)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the adviser fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended January 31, 2003, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N757

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8110112 (3/03)

Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

A Portfolio of Money Market Obligations Trust

23RD SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Liberty U.S. Government Money Market Trust

President's Message

Dear Shareholder:

Liberty U.S. Government Money Market Trust was created in 1980, and I am pleased to present its 23rd Semi- Annual Report. This report covers the six-month reporting period from August 1, 2002 through January 31, 2003.

This report includes a discussion with Portfolio Manager Joseph M. Natoli, Vice President, who co-manages the fund with Susan R. Hill, Vice President, both of Federated Investment Management Company. It also features a complete list of the fund's holdings and financial statements.

Since its inception, Liberty U.S. Government Money Market Trust has maintained a stable net asset value of $1.00 per share.1 Today, the fund provides more than 50,000 shareholder accounts with daily competitive rates of interest from short-term U.S. government securities.

Over the six-month reporting period, the fund paid Class A and Class B shareholders dividends totaling $0.004 per share and $0.000 per share, respectively. It also delivered no-load returns of 0.38% and 0.03% for A and B shares, respectively.2 The seven-day net yield as of January 31, 2003 was 0.54% for Class A Shares and 0.05% for Class B Shares. At the end of the reporting period, the fund's portfolio of $691 million was invested across 68 high quality securities.

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

2 Past performance is no guarantee of future results. Yield will vary. Yield quoted for money market funds most closely reflects the fund's current earnings. The total return reflecting the maximum contingent deferred sales charge of 5.50% for Class B shares as of January 31, 2003 was (5.47)%. Current performance information is available by calling 1-800-341-7400.

Thank you for selecting Liberty U.S. Government Money Market Trust, which is managed to keep the value of your principal stable while giving you daily access to your invested cash. We will continue to update you on your investment and, as always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 17, 2003

Joseph M. Natoli

Vice President

Federated Investment Management Company

Susan R. Hill

Vice President

Federated Investment Management Company

Investment Review

What is your analysis of economic activity and interest rate movements during the six months of the fund's reporting period, from July 31, 2002 through January 31, 2003?

The U.S. economy failed to show consistent signs of growth during the reporting period. Economic activity remained below potential, employment remained weak, concerns lingered over corporate governance issues, and geopolitical risks were more clearly evident in economic performance and the market.

In the final quarter of 2002, real gross domestic product downshifted to less than 1% growth annually, manufacturing activity contracted, non-farm payrolls decreased by 200,000 jobs, and closely followed measures of consumer confidence fell precipitously.

Until November 2002, the Federal Reserve Board (the "Fed") remained on the sidelines, keeping the federal funds target rate at 1.75%. However, as it became clear that economic activity would not rebound as anticipated, the Fed reduced the target rate by a larger than expected 50 basis points to 1.25%. It also adopted a balanced statement of risks, an indication that the Fed may remain on hold for the foreseeable future. The federal funds target rate remained at 1.25% and the bias was unchanged as the reporting period ended.

How was the fund managed during the reporting period?

The fund was managed near the upper bounds of a 40- to 50-day average maturity target range throughout the reporting period. We moved within that range based on relative value opportunities in the markets. The fund remained barbelled in structure by combining significant holdings in repurchase agreements and floating rate securities with securities maturing in 8 to 12 months.

For example, at period-end, 20% of the fund was invested in floating rate securities. Yields on these securities should increase quickly if and when economic activity accelerates and geopolitical risks subside.

What is your outlook for the economy in 2003?

Economic fundamentals have taken a backseat to geopolitical issues and the risks of terrorism. The prospect of war with Iraq is weighing heavily on investor sentiment, as well as on the spending decisions of both consumers and corporations.

Economic data released at the very end of this reporting period was reasonably strong and, despite the likelihood of below-trend growth, we believe the economy is on course for a self-sustaining recovery as we proceed through 2003. Consistent with this view, we believe the Fed will remain quiet until more clear evidence of economic trends and geopolitical issues emerges.

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--48.2%
$7,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.255%, 2/7/2003	$6,996,258
59,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.200% - 1.250%, 2/2/2003 - 4/21/2003	59,484,418
38,510,000		Federal Home Loan Bank System, 1.700% - 5.000%, 2/4/2003 - 12/8/2003	38,512,325
23,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.260% - 2.460%, 2/27/2003 - 7/17/2003	22,910,106
13,600,000		Federal Home Loan Mortgage Corp., 4.750% - 6.375%, 3/15/2003 -- 2/15/2004	13,931,826
77,500,000	[2]	Federal National Mortgage Association Discount Notes, 1.270% - 2.640%, 2/7/2003 - 6/27/2003	77,288,115
60,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.236% - 1.527%, 2/3/2003 - 5/1/2003	60,481,315
46,400,000		Federal National Mortgage Association, 2.250% - 5.750%, 2/7/2003 - 2/13/2004	46,772,616
7,000,000	[1]	Student Loan Marketing Association Floating Rate Notes, 1.190%, 4/25/2003	6,996,415

		TOTAL GOVERNMENT AGENCIES	333,373,394

		REPURCHASE AGREEMENTS--51.7%
30,000,000		Interest in $650,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.350%, dated 1/31/2003, to be repurchased at $30,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2030	30,000,000
29,083,000		Interest in $1,199,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.290%, dated 1/31/2003, to be repurchased at $29,084,042 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028	29,083,000
30,000,000		Interest in $800,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.350%, dated 1/31/2003, to be repurchased at $30,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2033	30,000,000
30,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.250%, dated 1/22/2003, to be repurchased at $30,056,250 on 3/18/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2032	30,000,000
19,000,000	[3]	Interest in $475,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.280%, dated 1/6/2003, to be repurchased at $19,020,267 on 2/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2033	19,000,000
15,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.255%, dated 1/23/2003, to be repurchased at $15,029,806 on 3/21/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	15,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$30,000,000		Interest in $500,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.350%, dated 1/31/2003, to repurchased at $30,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 9/25/2032	$30,000,000
30,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.350%, dated 1/31/2003, to be repurchased at $30,003,375 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/25/2032	30,000,000
30,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.350%, dated 1/31/2003, to be repurchased at $30,003,375 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	30,000,000
20,000,000	[3]	Interest in $315,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.280%, dated 1/15/2003, to be repurchased at $20,048,356 on 3/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2032	20,000,000
30,000,000		Interest in $605,000,000 joint repurchase agreement with Salomon Smith Barney Inc., 1.350%, dated 1/31/2003, to be repurchased at $30,003,375 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2032	30,000,000
3,500,000	[3]	Interest in $140,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290%, dated 1/2/2003, to be repurchased at $3,507,400 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/15/2032	3,500,000
25,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290%, dated 11/7/2002, to be repurchased at $25,080,625 on 2/6/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/25/2032	25,000,000
6,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with UBS Warburg LLC, 1.300%, dated 11/21/2002, to be repurchased at $6,022,317 on 3/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2032	6,000,000
30,000,000		Interest in $500,000,000 joint repurchase agreement with WestLB AG, 1.350%, dated 1/31/2003, to be repurchased at $30,001,125 on 2/3/2003, collateralized by U.S. Treasury Obligations and U.S. Government Agency Obligations with various maturities to 6/1/2040	30,000,000

		TOTAL REPURCHASE AGREEMENTS	357,583,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$690,956,394

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($692,031,724) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$357,583,000
Investments in securities	333,373,394

Total investments in securities, at amortized cost and value		$690,956,394
Income receivable		1,658,853
Receivable for shares sold		14,338

TOTAL ASSETS		692,629,585

Liabilities:
Income distribution payable	239,216
Payable to bank	42,037
Accrued expenses	316,608

TOTAL LIABILITIES		597,861

Net assets for 692,031,724 shares outstanding		$692,031,724

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$556,570,647 ÷ 556,570,647 shares outstanding		$1.00

Class B Shares:
$135,461,077 ÷135,461,077 shares outstanding		$1.00

Redemption Proceeds Per Share:
Class A Shares		$1.00

Class B Shares (94.50/100 of $1.00)[1]		$0.95

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$5,805,048

Expenses:
Investment adviser fee		$1,676,024
Administrative personnel and services fee		255,365
Custodian fees		32,827
Transfer and dividend disbursing agent fees and expenses		750,827
Directors'/Trustees' fees		2,245
Auditing fees		6,452
Legal fees		2,245
Portfolio accounting fees		59,675
Distribution services fee--Class B Shares		543,806
Shareholder services fee--Class A Shares		667,684
Shareholder services fee--Class B Shares		181,269
Share registration costs		28,017
Printing and postage		49,147
Insurance premiums		887
Miscellaneous		2,038

TOTAL EXPENSES		4,258,508

Waiver and Reimbursements:
Waiver of shareholder services fee--Class A Shares	$(400,610)
Reimbursement of distribution services fee--Class B Shares	(35,324)
Reimbursement of shareholder services fee--Class B Shares	(98,003)

TOTAL WAIVER AND REIMBURSEMENTS		(533,937)

Net expenses			3,724,571

Net investment income			$2,080,477

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,080,477	$8,352,418

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,043,697)	(7,750,471)
Class B Shares	(36,780)	(601,947)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,080,477)	(8,352,418)

Share Transactions:
Proceeds from sale of shares	1,433,993,518	1,745,932,621
Net asset value of shares issued to shareholders in payment of distributions declared	1,616,513	7,471,863
Cost of shares redeemed	(1,430,465,847)	(1,681,740,441)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,144,184	71,664,043

Change in net assets	5,144,184	71,664,043

Net Assets:
Beginning of period	686,887,540	615,223,497

End of period	$692,031,724	$686,887,540

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended March 31,
	1/31/2003	7/31/2002	7/31/2001 [1]	2001	2000 [2]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [3]	0.01	0.01	0.05	0.04	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.01)	(0.01)	(0.05)	(0.04)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.38%	1.47%	1.21%	5.55%	4.43%	4.40%	4.67%

Ratios to Average Net Assets:

Expenses	0.94%[5]	0.96%	0.89%[5]	0.95%	1.02%	1.02%	1.06%

Net investment income	0.77%[5]	1.46%	3.59%[5]	5.41%	4.33%	4.31%	4.57%

Expense waiver/ reimbursement[6]	0.15%[5]	0.15%	0.15%[5]	0.15%	0.15%	0.16%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$556,571	$532,987	$525,484	$614,276	$609,340	$598,859	$611,630

1 The fund changed its fiscal year end from March 31 to July 31.

2 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended March 31,
	1/31/2003	7/31/2002	7/31/2001 [1]	2001	2000 [2]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [3]	0.01	0.01	0.05	0.03	0.03	0.04
Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.01)	(0.01)	(0.05)	(0.03)	(0.03)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.03%	0.57%	0.90%	4.60%	3.50%	3.45%	3.71%

Ratios to Average Net Assets:

Expenses	1.66%[5]	1.86%	1.79%[5]	1.85%	1.92%	1.93%	1.98%

Net investment income	0.05%[5]	0.53%	2.69%[5]	4.51%	3.52%	3.36%	3.65%

Expense waiver/ reimbursement[6]	0.18%[5]	--	--	--	--	--	0.05%

Supplemental Data:

Net assets, end of period (000 omitted)	$135,461	$153,901	$89,739	$107,553	$83,428	$51,267	$19,146

1 The fund changed its fiscal year end from March 31 to July 31.

2 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act, which approximates market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2003, paid in aggregated $692,031,724.

Transactions in shares were as follows:

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Class A Shares:
Shares sold	1,360,798,510	1,545,110,367
Shares issued to shareholders in payment of distributions declared	1,589,209	6,994,043
Shares redeemed	(1,338,803,655)	(1,544,601,894)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	23,584,064	7,502,516

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Class B Shares:
Shares sold	73,195,008	200,822,254
Shares issued to shareholders in payment of distributions declared	27,304	477,820
Shares redeemed	(91,662,192)	(137,138,547)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(18,439,880)	64,161,527

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,144,184	71,664,043

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.50% on the first $500 million, 0.475% on the second $500 million, 0.45% on the third $500 million, 0.425% on the fourth $500 million, and 0.40% over $2 billion.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares annually, to compensate FSC.

FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8110106 (3/03)

Federated Investors
World-Class Investment Manager

Money Market Management

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--7.5%
		Banking--7.5%
$200,000		Bayerische Hypotheken und Vereinsbank AG, 1.330%, 4/28/2003	$200,000
2,000,000		Comerica Bank, 2.330% - 2.275%, 6/20/2003 - 6/23/2003	2,000,348
2,200,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.320% - 1.380%, 6/12/2003 - 7/14/2003	2,200,000
500,000		Toronto Dominion Bank, 1.340%, 5/7/2003	499,987

		TOTAL CERTIFICATES OF DEPOSIT	4,900,335

		COLLATERAIZED LOAN AGREEMENTS--4.6%
		Banking--4.6%
3,000,000		HSBC Securities, Inc. 1.422%, 2/3/2003	3,000,000

		COMMERCIAL PAPER--42.7%[1]
		Banking--20.4%
3,000,000		Bavaria TRR, (Bayerische Hypotheken und Vereinsbank AG Swap Agreement), 1.340% - 1.460%, 2/10/2003 - 2/24/2003	2,998,414
1,385,000		Benedictine Living Communities, Inc., (Harris Trust & Savings Bank, Chicago LOC), 1.400%, 3/5/2003	1,383,276
3,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.320%, 2/7/2003 - 4/9/2003	2,995,985
3,000,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.320%, 2/28/2003	2,997,030
3,000,000		Stellar Funding Group Inc., 1.370%, 5/5/2003	2,989,383

		TOTAL	13,364,088

		Entertainment--0.9%
600,000		Walt Disney Co., 1.450% - 1.650%, 2/14/2003 - 4/8/2003	599,024

		Finance - Automotive--6.3%
3,000,000		FCAR Auto Loan Trust (Series A1+/P1), 1.300%, 7/11/2003	2,982,667
625,000		Ford Motor Credit Co., 1.960%, 3/4/2003 - 3/6/2003	623,929
500,000		New Center Asset Trust (Series A1/P1), 1.260%, 4/22/2003	498,600

		TOTAL	4,105,196

		Finance - Equipment--0.6%
400,000		John Deere Credit Ltd. (Guaranteed by John Deere Capital Corp.), 1.450%, 3/14/2003	399,339

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Retail--6.5%
$1,300,000		Household Finance Corp., 1.380%, 4/14/2003 - 4/22/2003	$1,296,320
3,000,000		Sheffield Receivables Corp., 1.310%, 7/8/2003	2,982,861

		TOTAL	4,279,181

		Food & Beverage--2.8%
600,000		General Mills, Inc., 1.480%, 3/14/2003	598,989
1,200,000		Sara Lee Corp., 1.310%, 2/10/2003	1,199,607

		TOTAL	1,798,596

		Oil Finance--4.6%
3,000,000		Shell Finance (UK) PLC, 1.290%, 7/11/2003	2,982,800

		Retail--0.6%
400,000		Safeway, Inc., 1.374%, 4/14/2003	398,904

		TOTAL COMMERCIAL PAPER	27,927,128

		CORPORATE BONDS--2.1%
		Finance - Automotive--0.6%
400,000		General Motors Acceptance Corp., 1.910%, 2/14/2003	399,879

		Finance - Commercial--1.5%
1,000,000		General Electric Capital Corp., 7.000%, 2/3/2003	1,000,261

		TOTAL CORPORATE BONDS	1,400,140

		SHORT-TERM NOTES--7.2%
		Banking--2.3%
1,500,000		National City Bank, Ohio, 2.500%, 3/10/2003	1,499,978

		Brokerage--0.8%
500,000		Merrill Lynch & Co., Inc., 2.450%, 3/24/2003	500,000

		Finance - Automotive--2.6%
145,275		Ford Credit Auto Owner Trust 2002-D, Class A1, 1.790%, 5/15/2003	145,275
646,597		MMCA Auto Owner Trust 2002-4, Class A1, 1.763%, 10/15/2003	646,597
881,407		MMCA Auto Owner Trust 2002-5, Class A1, 1.410%, 12/15/2003	881,407
31,370		Nissan Auto Receivables Owner Trust 2002-B, Class A1, 2.090%, 5/9/2003	31,370

		TOTAL	1,704,649

		Finance - Securities--1.5%
1,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.840% - 2.540%, 3/7/2003 - 10/24/2003	1,000,000

		TOTAL SHORT-TERM NOTES	4,704,627

Principal Amount			Value
		LOAN PARTICIPATION--4.1%
		Chemicals--1.5%
$1,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.410%, 6/30/2003	$1,000,000

		Electrical Equipment--0.8%
500,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC), 1.386%, 05/19/2003	500,000

		Finance - Automotive--0.3%
200,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 1.910%, 2/20/2003	200,000

		Finance - Retail--1.5%
1,000,000		Countrywide Home Loans, Inc., 1.380%, 2/5/2003	1,000,000

		TOTAL LOAN PARTICIPATION	2,700,000

		MUNICIPAL--3.1%
2,000,000		Bridgeport, CT (Series C), 3.250%, 7/17/2003	2,001,323

		NOTES - VARIABLE--21.7%[2]
		Banking--13.6%
500,000		HBOS Treasury Services PLC, 1.610%, 2/20/2003	500,000
2,000,000		Liquid Asset Backed Securities Trust (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.390%, 2/15/2003	2,000,000
1,000,000	[3]	MONET Trust (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.470%, 3/27/2003	1,000,000
2,525,000		Stratford Properties LP (Series 1998), (Allfirst Bank LOC), 1.560%, 2/4/2003	2,525,000
500,000		Taxable Floating Rate Notes (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 1.470%, 2/5/2003	500,000
1,960,000		Trevecca Nazarene University, (SunTrust Bank LOC), 1.400%, 2/5/2003	1,960,000
400,000		Wells Fargo & Co., 1.370%, 2/1/2003	400,000

		TOTAL	8,885,000

		Brokerage--0.8%
500,000		Merrill Lynch & Co., Inc., 1.425%, 2/11/2003	500,000

		Finance - Commercial--3.1%
2,000,000		General Electric Capital Corp., 1.409%, 2/9/2003	2,000,000

		Finance - Retail--1.5%
1,000,000		American Financial Services Insurance Premium Receivables Trust, (Series 1994-A), 1.926%, 2/15/2003	1,000,000

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Telecommunications--2.7%
$500,000		BellSouth Telecommunications, Inc., 1.432%, 3/4/2003	$500,000
1,300,000		Verizon Global Funding, 1.341% - 1.560%, 2/8/2003 -- 2/18/2003	1,299,927

		TOTAL	1,799,927

		TOTAL NOTES - VARIABLE	14,184,927

		REPURCHASE AGREEMENT--6.8%
4,469,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.350%, dated 1/31/2003 to be repurchased at 4,469,503 on 2/3/2003 collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2032	4,469,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$65,287,480

1 Each issue shows the rate of discount at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 2003, this security amounted to $1,000,000 which represents 1.5% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($65,392,268) at January 31, 2003.

The following acronyms are used throughout this portfolio:

LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$65,287,480
Cash		1,018
Income receivable		189,661

TOTAL ASSETS		65,478,159

Liabilities:
Payable for shares redeemed	$16,300
Income distribution payable	23,535
Accrued expenses	46,056

TOTAL LIABILITIES		85,891

Net assets for 65,477,028 shares outstanding		$65,392,268

Net Assets Consist of:
Paid in capital		$65,477,028
Accumulated net realized loss on investments		(84,760)

TOTAL NET ASSETS		$65,392,268

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$65,392,268 ÷ 65,477,028 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest		$625,946

Expenses:
Investment adviser fee	$167,501
Administrative personnel and services fee	63,014
Custodian fees	5,269
Transfer and dividend disbursing agent fees and expenses	66,873
Directors'/Trustees' fees	378
Auditing fees	3,139
Legal fees	1,675
Portfolio accounting fees	20,846
Shareholder services fee	83,751
Share registration costs	10,586
Printing and postage	10,964
Insurance premiums	536
Miscellaneous	971

TOTAL EXPENSES	435,503

Waiver:
Waiver of shareholder services fee	(26,800)

Net expenses		408,703

Net investment income		217,243

Net realized gain on investments		17

Change in net assets resulting from operations		$217,260

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$217,243	$1,083,863
Net realized gain on investments	17	3,913

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	217,260	1,087,776

Distributions to Shareholders:
Distributions from net investment income	(217,243)	(1,083,863)

Share Transactions:
Proceeds from sale of shares	29,700,275	128,069,438
Net asset value of shares issued to shareholders in payment of distributions declared	183,941	1,023,421
Cost of shares redeemed	(32,527,031)	(137,813,376)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,642,815)	(8,720,517)

Change in net assets	(2,642,798)	(8,716,604)

Net Assets:
Beginning of period	68,035,066	76,751,670

End of period	$65,392,268	$68,035,066

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended December 31,
	1/31/2003	7/31/2002	7/31/2001 [1]	2000	1999 [2]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [3]	0.01	0.02	0.05	0.04	0.05	0.05
Net realized gain (loss) on investments	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [3]	0.01	0.02	0.05	0.04	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.01)	(0.02)	(0.05)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.33%	1.42%	2.45%	5.46%	4.23%	4.64%	4.69%

Ratios to Average Net Assets:

Expenses	1.22%[5]	1.20%	1.12%[5]	1.14%	1.12%	1.11%	1.10%

Net investment income	0.65%[5]	1.42%	4.20%[5]	5.33%	4.15%	4.54%	4.58%

Expense waiver/reimbursement[6]	0.08%[5]	0.10%	0.13%[5]	0.13%	0.20%	0.18%	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$65,392	$68,035	$76,752	$83,228	$76,850	$83,459	$81,308

1 The Fund has changed its fiscal year end from December 31 to July 31.

2 Beginning with the year ended December 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 2003, is as follows:

Security	Acquisition Date	Acquisition Cost
Monet Trust (Series 2000-1)	9/27/2000	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full fractional shares of beneficial interest (without par value). At January 31, 2003 capital paid in aggregated $65,477,028.

Transactions in capital stock were as follows:

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Shares sold	29,700,275	128,069,438
Shares issued to shareholders in payment of distributions declared	183,941	1,023,421
Shares redeemed	(32,527,031)	(137,813,376)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,642,815)	(8,720,517)

FEDERAL TAX INFORMATION

At July 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $84,777, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million; and 0.400% thereafter.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Money Market Management
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N211

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8080103 (3/03)

Federated Investors
World-Class Investment Manager

Money Market Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--9.4%
	Banking--9.4%
$2,000,000	Bank of New York, 2.065%, 7/1/2003	$1,999,714
7,000,000	Comerica Bank, 2.275% - 2.530%, 3/7/2003 - 6/23/2003	6,999,935
14,400,000	Mercantile Safe Deposit & Trust Co., Baltimore, 1.380% - 2.500%, 3/7/2003 - 10/24/2003	14,400,000

	TOTAL CERTIFICATES OF DEPOSIT	23,399,649

	COMMERCIAL PAPER--40.3%[1]
	Banking--20.0%
12,000,000	Citicorp, 1.280% - 1.300%, 3/18/2003 - 4/25/2003	11,973,869
12,000,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.280% - 1.330%, 2/3/2003 - 2/28/2003	11,990,754
8,387,000	Stellar Funding Group, Inc., 1.300% - 1.450%, 2/13/2003 - 5/7/2003	8,372,999
12,200,000	SunTrust Banks, Inc., 1.330%, 2/3/2003	12,199,099
5,000,000	Three Rivers Funding Corp., 1.290%, 2/20/2003	4,996,596

	TOTAL	49,533,317

	Finance - Automotive--8.4%
8,000,000	FCAR Auto Loan Trust, A1+/P1 Series, 1.342%, 2/11/2003	7,997,022
12,900,000	New Center Asset Trust, A1/P1 Series, 1.260% - 1.350%, 2/24/2003 - 4/22/2003	12,871,630

	TOTAL	20,868,652

	Finance - Commercial--6.6%
5,000,000	PREFCO-Preferred Receivables Funding Co., 1.340%, 5/12/2003	4,981,389
11,376,000	Receivables Capital Corp., 1.280%, 2/19/2003 - 3/21/2003	11,359,917

	TOTAL	16,341,306

	Finance - Retail--4.9%
12,000,000	Mortgage Interest Networking Trust A1/P1, 1.300%, 2/12/2003	11,995,233

	Retail--0.4%
1,039,000	Home Depot, Inc., 1.360%, 5/20/2003	1,034,761

	TOTAL COMMERCIAL PAPER	99,773,269

Principal Amount		Value
	CORPORATE BONDS--1.6%
	Finance - Commercial--0.8%
$2,000,000	General Electric Capital Corp., 7.000%, 2/3/2003	$2,000,522

	Retail--0.8%
2,000,000	Wal-Mart Stores, Inc., 4.375%, 8/1/2003	2,020,550

	TOTAL CORPORATE BONDS	4,021,072

	SHORT-TERM NOTES--9.5%
	Banking--1.0%
2,401,350	Huntington National Bank, Columbus, OH, 1.400% - 1.800%, 2/26/2003 - 5/28/2003	2,394,555

	Brokerage--4.4%
5,000,000	Goldman Sachs Group, Inc., 1.462%, 2/3/2003	5,000,000
6,000,000	Merrill Lynch & Co., Inc., 1.462% - 2.450%, 2/3/2003 -- 3/24/2003	6,000,000

	TOTAL	11,000,000

	Finance - Automotive--2.1%
1,475,042	Americredit Automobile Receivables Trust 2002-E-M, Class A1, 1.819%, 11/6/2003	1,475,042
2,028,520	CarMax Auto Owner Trust 2002-2, Class A1, 1.425%, 12/15/2003	2,028,520
435,826	Ford Credit Auto Owner Trust 2002-D, Class A1, 1.790%, 5/15/2003	435,826
1,000,000	Ford Credit Auto Owner Trust 2003-A, Class A1, 1.363%, 10/15/2003	1,000,000
268,458	SSB Auto Loan Trust 2002-1, Class A1, 1.658%, 11/15/2003	268,458

	TOTAL	5,207,846

	Insurance--0.4%
1,000,000	Onyx Acceptance Owner Trust 2003-A, Class A1, (XL Capital Assurance, Inc. Insurance), 1.360%, 2/15/2004	1,000,000

	Telecommunications--1.6%
4,000,000	BellSouth Corp., 4.105%, 4/26/2003	4,011,793

	TOTAL SHORT-TERM NOTES	23,614,194

	GOVERNMENT AGENCIES--3.3%
	Government Agency--3.3%
1,000,000	Federal Home Loan Bank System, 1.770%, 10/9/2003	1,000,000
7,000,000	Federal Home Loan Mortgage Corp., 1.750% - 5.250%, 12/8/2003 -- 2/15/2004	7,078,830

	TOTAL GOVERNMENT AGENCIES	8,078,830

Principal Amount		Value
	MUNICIPALS--1.4%
	Government Agency--1.4%
$3,400,000	Illinois Development Finance Authority, (Series 1999), (Federal Home Loan Bank of Chicago LOC), 1.460%, 2/5/2003	$3,400,000

	NOTES - VARIABLE--26.3%[2]
	Banking--6.3%
930,000	Active Living of Glenview LLC, (Series 1998), (Firstar Bank, N.A. LOC), 1.400%, 2/5/2003	930,000
3,100,000	Barker Property Management LLC, (Series 1998), (Wachovia Bank N.A. LOC), 1.390%, 2/5/2003	3,100,000
2,600,000	Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 1.470%, 2/5/2003	2,600,000
4,900,000	Wells Fargo & Co., 1.370% - 1.412%, 2/1/2003 -- 2/14/2003	4,900,000
3,935,000	Wildcat Management Co., Inc., (Series 1999), (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	3,935,000

	TOTAL	15,465,000

	Brokerage--0.8%
2,000,000	Merrill Lynch & Co., Inc., 1.425%, 2/11/2003	2,000,000

	Finance -- Commercial--4.2%
10,500,000	General Electric Capital Corp., 1.409% - 1.470%, 2/3/2003 -- 2/9/2003	10,502,993

	Finance - Retail--10.3%
16,000,000	American Express Credit Corp., 1.370%, 2/7/2003	15,999,486
9,500,000	SLM Corp., 1.690%, 3/16/2003	9,501,422

	TOTAL	25,500,908

	Insurance--3.6%
4,000,000	Allstate Life Insurance Co., 1.520% - 1.570%, 2/1/2003	4,000,000
5,000,000	New York Life Insurance Co., 1.520%, 2/28/2003	5,000,000

	TOTAL	9,000,000

	Telecommunications--1.1%
1,500,000	BellSouth Telecommunications, Inc., 1.433%, 3/4/2003	1,500,000
1,100,000	Verizon Global Funding, 1.341%, 2/18/2003	1,099,973

	TOTAL	2,599,973

	TOTAL NOTES - VARIABLE	65,068,874

Principal Amount		Value
	REPURCHASE AGREEMENT--8.1%
$20,047,000	Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.350%, dated 1/31/2003, to be repurchased at $20,049,255 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/16/2033	$20,047,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$247,402,888

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($247,815,150) at January 31, 2003.

The following acronyms are used throughout this portfolio:

LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$247,402,888
Income receivable		696,805
Receivable for shares sold		93,444

TOTAL ASSETS		248,193,137

Liabilities:
Income distribution payable	$233,713
Payable for shares redeemed	184
Payable to bank	90,115
Accrued expenses	53,975

TOTAL LIABILITIES		377,987

Net assets for 247,815,150 shares outstanding		$247,815,150

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$247,815,150 ÷ 247,815,150 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$2,622,543

Expenses:
Investment adviser fee		$588,868
Administrative personnel and services fee		110,707
Custodian fees		14,798
Transfer and dividend disbursing agent fees and expenses		62,115
Directors'/Trustees' fees		1,178
Auditing fees		6,196
Legal fees		2,029
Portfolio accounting fees		35,869
Shareholder services fee		368,043
Share registration costs		18,965
Printing and postage		6,753
Insurance premiums		736
Miscellaneous		1,031

TOTAL EXPENSES		1,217,288

Waivers:
Waiver of investment adviser fee	$(233,442)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,970)
Waiver of shareholder services fee	(294,434)

TOTAL WAIVERS		(535,846)

Net expenses			681,442

Net investment income			$1,941,101

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,941,101	$6,396,255

Distributions to Shareholders:
Distributions from net investment income	(1,941,101)	(6,396,255)

Share Transactions:
Proceeds from sale of shares	400,533,122	947,405,064
Net asset value of shares issued to shareholders in payment of distributions declared	263,367	1,115,709
Cost of shares redeemed	(474,130,981)	(944,296,152)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(73,334,492)	4,224,621

Change in net assets	(73,334,492)	4,224,621

Net Assets:
Beginning of period	321,149,642	316,925,021

End of period	$247,815,150	$321,149,642

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.66%	2.14%	5.55%	5.61%	4.88%	5.35%

Ratios to Average Net Assets:

Expenses	0.46%[3]	0.46%	0.46%	0.46%	0.46%	0.46%

Net investment income	1.32%[3]	2.16%	5.43%	5.45%	4.81%	5.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$247,815	$321,150	$316,925	$303,476	$380,400	$412,104

1 Beginning with the year ended July 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and frac-tional shares of beneficial interest (without par value). At January 31, 2003, capital paid-in aggregated $247,815,150.

Transactions in shares were as follows:

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Shares sold	400,533,122	947,405,064
Shares issued to shareholders in payment of distributions declared	263,367	1,115,709
Shares redeemed	(474,130,981)	(944,296,152)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(73,344,492)	4,224,621

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expense of registering and qualifying the Fund and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N229

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8030103 (3/03)

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Government Obligations Fund
Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--53.1%
$75,000,000	[1]	Federal Farm Credit System, Floating Rate Notes, 1.255%, 2/7/2003	$74,959,907
168,000,000	[2]	Federal Home Loan Bank System, Discount Notes, 1.268% - 1.300%, 5/28/2003 - 7/11/2003	167,147,276
1,328,500,000	[1]	Federal Home Loan Bank System, Floating Rate Notes, 1.180% - 1.670%, 2/2/2003 - 4/30/2003	1,328,189,414
606,000,000		Federal Home Loan Bank System, Notes,1.700% - 7.000%, 2/4/2003 - 12/8/2003	606,030,116
275,000,000	[2]	Federal Home Loan Mortgage Corp., Discount Notes, 1.220% - 2.790%, 2/27/2003 - 6/19/2003	273,985,975
202,423,000		Federal Home Loan Mortgage Corp., Notes, 4.750% - 6.375%, 3/15/2003 - 2/15/2004	207,003,966
1,539,891,000	[2]	Federal National Mortgage Association, Discount Notes, 1.220% - 2.640%, 2/7/2003 - 7/23/2003	1,535,108,218
1,039,000,000	[1]	Federal National Mortgage Association, Floating Rate Notes, 1.203% - 1.527%, 2/1/2003 - 3/22/2003	1,038,683,987
196,265,000		Federal National Mortgage Association, Notes, 2.250% - 5.750%, 2/7/2003 - 2/13/2004	198,287,423
223,545,000	[1]	Housing and Urban Development, Floating Rate Notes, 1.580%, 2/1/2003	223,545,000
50,000,000	[2]	Student Loan Marketing Association, Discount Notes, 2.680%, 3/14/2003	49,847,389
50,000,000	[1]	Student Loan Marketing Association, Floating Rate Notes, 1.190%, 4/25/2003	49,974,394

		TOTAL GOVERNMENT AGENCIES	5,752,763,065

		REPURCHASE AGREEMENTS--46.8%
50,000,000		Interest in $800,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.290% dated 1/31/2003, to be repurchased at $50,005,375 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	50,000,000
200,000,000		Interest in $650,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.350% dated 1/31/2003, to be repurchased at $200,022,500 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2030	200,000,000
29,082,000		Interest in $1,199,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.290% dated 1/31/2003 to be repurchased at $29,085,126 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028	29,082,000
50,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.290% dated 1/31/2003 to be repurchased at $50,005,375 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2012	50,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$490,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.350% dated 1/31/2003 to be repurchased at $490,055,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	$490,000,000
315,000,000		Interest in $800,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.350% dated 1/31/2003, to be repurchased at $315,035,438 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2033	315,000,000
250,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.250% dated 1/23/2003 to be repurchased at $250,468,750 on 3/18/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2032	250,000,000
239,000,000	[3]	Interest in $475,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.280% dated 1/6/2003, to be repurchased at $239,254,933 on 2/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2033	239,000,000
230,000,000	[3]	Interest in $475,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.280% dated 1/10/2003 to be repurchased at $230,850,489 on 4/24/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2024	230,000,000
256,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.255% dated 1/23/2003 to be repurchased at $256,508,693 on 3/21/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	256,000,000
245,000,000		Interest in $575,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.350% dated 1/31/2003 to be repurchased at $245,027,563 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 9/25/2032	245,000,000
20,000,000		Interest in $700,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.290% dated 1/31/2003 to be repurchased at $20,002,150 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	20,000,000
200,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.350% dated 1/31/2003, to be repurchased at $200,022,500 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/25/2032	200,000,000
50,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.140% dated 1/31/2003, to be repurchased at $50,004,750 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 9/15/2010	50,000,000
100,000,000		Interest in $700,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.290% dated 1/31/2003, to be repurchased at $100,010,750 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 7/15/2012	100,000,000
199,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.350% dated 1/31/2003, to be repurchased at $199,022,388 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	199,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$150,000,000	[3]	Interest in $315,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.280% dated 1/15/2003, to be repurchased at $150,261,333 on 3/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2032	$150,000,000
400,000,000		Interest in $900,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.350% dated 1/31/2003, to be repurchased at $400,045,000 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 11/25/2032	400,000,000
316,000,000		Interest in $605,000,000 joint repurchase agreement with Salomon Smith Barney Inc., 1.350% dated 1/31/2003 to be repurchased at $316,035,550 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2032	316,000,000
308,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290% dated 11/8/2002 to be repurchased at $308,993,300 on 2/6/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/25/2032	308,000,000
180,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with UBS Warburg LLC, 1.300% dated 11/22/2002 to be repurchased at $180,669,500 on 3/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2032	180,000,000
66,000,000	[3]	Interest in $140,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290% dated 1/3/2003 to be repurchased at $66,139,535 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/15/2032	66,000,000
23,000,000		Interest in $73,000,000 joint repurchase agreement with UBS Warburg LLC, 1.240% dated 1/31/2003 to be repurchased at $23,002,377 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/24/2007	23,000,000
550,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.350% dated 1/31/2003 to be repurchased at $550,061,875 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/16/2033	550,000,000
150,000,000		Interest in $500,000,000 joint repurchase agreement with WestLB AG, 1.350% dated 1/31/2003 to be repurchased at $150,016,875 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2040	150,000,000

		TOTAL REPURCHASE AGREEMENTS	5,066,082,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$10,818,845,065

1 Current rate and next reset date shown.

2 Each issue shows the rate of discount at time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($10,824,509,513) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Government Obligations Tax Managed Fund
Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--100.0%
$468,517,000	[1]	Federal Farm Credit System, Discount Notes, 1.180% - 2.180%, 2/7/2003 - 10/17/2003	$467,039,049
70,000,000	[2]	Federal Farm Credit System, Floating Rate Notes, 1.245% - 1.255%, 2/1/2003 - 2/7/2003	69,973,159
87,870,000		Federal Farm Credit System, Notes, 1.220% - 5.000%, 2/3/2003 - 3/3/2003	87,871,536
1,162,232,000	[1]	Federal Home Loan Bank System, Discount Notes, 1.210% - 1.715%, 2/3/2003 - 8/8/2003	1,159,191,946
851,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 1.220% - 1.670%, 2/2/2003 - 4/21/2003	850,901,602
262,000,000		Federal Home Loan Bank System, Notes, 2.375% - 5.000%, 2/4/2003 - 10/24/2003	262,575,652
234,228,000	[1]	Student Loan Marketing Association, Discount Notes, 1.180% - 2.160%, 2/4/2003 - 10/14/2003	233,887,970
222,500,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 1.189% - 1.259%, 2/4/2003 - 4/25/2003	222,477,396
150,000,000	[2]	Student Loan Marketing Association, Floating Rate Master Notes, 1.159%, 2/4/2003	150,000,000
52,000,000		Student Loan Marketing Association, Notes, 2.600% - 2.700%, 4/25/2003 - 5/27/2003	52,001,295
742,000,000	[1]	Tennessee Valley Authority, Discount Notes, 1.170% - 1.230%, 2/12/2003 - 4/4/2003	741,072,728

		TOTAL GOVERNMENT AGENCIES	4,296,992,333

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$4,296,992,333

1 Each issue shows the rate of discount at the time of purchase.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,298,506,103) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.4%[1]
		Alabama--1.1%
$3,300,000		Birmingham, AL IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	$3,300,000
2,275,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRBs Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,275,000
10,300,000		Decatur, AL IDB, (Series 1996), 1.20% CP (Nucor Steel Decatur LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 2/3/2003	10,300,000
3,115,000		Orange Beach, AL Industrial Development Board, (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/(Columbus Bank and Trust Co., GA LOC)	3,115,000
2,000,000		Port City Medical Clinic Board Mobile, AL, (Series 1998A), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	2,000,000

		TOTAL	20,990,000

		Alaska--0.1%
1,200,000		Valdez, AK Marine Terminal, (Series 2002), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Mandatory Tender 5/1/2003	1,200,000

		Arizona--1.9%
11,930,000		Coconino County, AZ Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC)	11,930,000
7,500,000		Maricopa County, AZ Pollution Control Corp., (Series 1994C), Daily VRDNs (Arizona Public Service Co.)/(Toronto Dominion Bank LOC)	7,500,000
4,740,000		Maricopa County, AZ, IDA Single Family Mortgage, MERLOTS (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	4,740,000
3,675,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments)/(FNMA LOC)	3,675,000
4,644,000		Pima County, AZ IDA, Single Family Mortgages, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,644,000
1,500,000		Tucson and Pima County, AZ IDA, Single Family Mortgage, Roaring Fork (Series 2000-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,500,000

		TOTAL	33,989,000

		Arkansas--3.1%
1,000,000		Arkadelphia, AR, Industrial Development Revenue Bonds (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	1,000,000
5,435,000		Arkansas Development Finance Authority, (PT-1310), Weekly VRDNs (Oakwood Manor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,435,000
5,630,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	5,630,000
14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	14,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--continued
$11,700,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	$11,700,000
4,500,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.)	4,500,000
8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(Bank One, Michigan LOC)	7,100,000

		TOTAL	57,365,000

		California--4.1%
27,500,000		California State, (Series B), 2.50% RANs, 6/27/2003	27,587,606
3,375,000		California State, (Series D), VRNs, 6/27/2003	3,375,000
29,000,000		California State, GO Tax Exempt Notes, 1.35% CP, Mandatory Tender 2/19/2003	29,000,000
3,175,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	3,175,000
3,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	3,000,000
5,000,000		California Statewide Communities Development Authority, (Series B), 2.25% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2003	5,000,000
1,680,000		Los Angeles County, CA IDA, (Series 1991), Weekly VRDNs (Caitec Garment Processing, Inc.)/(Union Bank of California LOC)	1,680,000
1,878,120	[2]	PBCC LeaseTOPS Trust (California Non-AMT) (Series 1998-1), 1.90% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ) 8/10/2003	1,878,120

		TOTAL	74,695,726

		Colorado--1.3%
6,070,000		Colorado HFA, MERLOTS (Series 2001 A20), Weekly VRDNs (Wachovia Bank N.A. LIQ)	6,070,000
3,370,000		Denver, CO City & County Airport Authority, Bonds (MBIA INS), 11/15/2003	3,329,405
8,250,000		Denver, CO City & County Airport Authority, (PT-724), Weekly VRDNs (MBIA INS)/(Svenska Handelsbanken, Stockholm LIQ)	8,250,000
5,455,000		El Paso County, CO HFA, Roaring Fork (Series 1999-1), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,455,000

		TOTAL	23,104,405

		Connecticut--4.3%
34,625,000		Connecticut State Transportation Infrastructure Authority, Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	34,625,000
44,245,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	44,245,000

		TOTAL	78,870,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		District of Columbia--2.3%
$41,900,000		District of Columbia, (Series 2002D), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	$41,900,000

		Florida--2.4%
3,525,000		Broward County, FL HFA, MERLOTS (Series 2001 A27), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,525,000
10,000,000		Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	10,000,000
2,783,000		Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 2000-3), Weekly VRDNs (Duval County, FL HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	2,783,000
10,300,000		Dade County, FL IDA, Exempt Facilities Revenue Refunding Bonds (Series 1993), Daily VRDNs (Florida Power & Light Co.)	10,300,000
4,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	4,000,000
3,780,000		Manatee County, FL, (Series 1996A), Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank N.A. LOC)	3,780,000
8,590,000		Miami-Dade County, FL HFA, (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,590,000

		TOTAL	42,978,000

		Georgia--3.5%
3,500,000	[2]	Atlanta, GA Airport Revenue, PA 926R, 1.70% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/3/2003	3,500,000
1,500,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds (Series 1995), Weekly VRDNs (West End Housing Development Project)/(Wachovia Bank N.A. LOC)	1,500,000
8,000,000		Burke County, GA Development Authority, (First Series 2000), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 3/3/2003	8,000,000
6,810,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (Financial Security Assurance Inc INS)/(Wachovia Bank N.A. LIQ)	6,810,000
6,000,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	6,000,000
15,000,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J. P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	15,000,000
10,500,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, J. P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	10,500,000
8,000,000		Georgia State, PUTTERs, (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	8,000,000
2,200,000		Savannah, GA EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	2,200,000
2,000,000		Savannah, GA EDA, (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC)	2,000,000

		TOTAL	63,510,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Hawaii--0.1%
$1,995,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	$1,995,000

		Illinois--4.3%
5,395,000		Chicago, IL O'Hare International Airport, (PT-664), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,395,000
9,995,000		Chicago, IL O'Hare International Airport, (PT-685), Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,995,000
9,135,000		Chicago, IL Single Family Mortgage, (PT-290), Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	9,135,000
2,750,000		Chicago, IL, (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Co., Chicago LOC)	2,750,000
1,760,000		Chicago, IL, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(Firstar Bank, N.A. LOC)	1,760,000
9,000,000		Chicago, IL, (Series 2000C), Weekly VRDNs (Peoples Gas Light & Coke Co.)	9,000,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	10,500,000
11,000,000		Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), Weekly VRDNs (Peoples Gas Light & Coke Co.)	11,000,000
1,000,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,000,000
4,180,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	4,180,000
1,050,000		Illinois Development Finance Authority, IDB, (Series 1989), Weekly VRDNs (Addison 450 LP)/(American National Bank & Trust Co., Chicago LOC)	1,050,000
1,800,000		Illinois Development Finance Authority, IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,800,000
3,000,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(Firstar Bank, N.A. LOC)	3,000,000
1,185,000		Martinsville, IL, IDRB (Series 1995), Weekly VRDNs (PAP-R Products Co.)/(Bank One, Illinois N.A. LOC)	1,185,000
6,280,000		Robbins (Village of), IL, (Series 2001), Weekly VRDNs (Robbins Property LLC)/(American National Bank & Trust Co., Chicago LOC)	6,280,000

		TOTAL	78,030,000

		Indiana--4.0%
4,830,000		Benton, IN Community School Corp., 2.25% TANs, 12/31/2003	4,862,523
1,250,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,250,000
2,765,000		Elkhart County, IN, (Series 1997), Weekly VRDNs (Hart Housing Group, Inc.)/(Fifth Third Bank, Cincinnati LOC)	2,765,000
4,500,000		Greater Clark, IN Community Schools Corp., 2.25% TANs, 12/31/2003	4,536,472
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$4,500,000		Hamilton, IN Southeastern Schools, 2.00% TANs, 12/31/2003	$4,528,360
1,345,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,345,000
12,105,000	[2]	Indiana Bond Bank, MERLOTS (Series 2001 - A119), 1.50% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	12,105,000
4,635,000		Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	4,635,000
2,585,000		Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(Financial Security Assurance Inc INS)/(Merrill Lynch & Co., Inc. LIQ)	2,585,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
5,000,000		Jasper County, IN EDRB, (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC)	5,000,000
8,235,000		Jeffersonville, IN, (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,235,000
1,855,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,855,000
5,800,000		Mishawaka, IN, (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	5,800,000
770,000		Richmond, IN, (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(Bank One, Indiana N.A. LOC)	770,000
6,375,000		Wawasee, IN Community School Corp., 2.25% TANs, 12/31/2003	6,420,850
2,800,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,800,000

		TOTAL	72,893,205

		Kansas--1.8%
8,545,000		Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	8,545,000
6,660,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	6,660,000
3,935,964		Unified Government of Wyandotte County/Kansas City, KS, (Series 2002-I), 1.85% BANs, 2/1/2003	3,935,964
13,066,656		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-I), 1.35% BANs, 2/1/2004	13,063,912

		TOTAL	32,204,876

		Kentucky--2.3%
6,000,000		Graves County, KY, School Building Revenue Bonds (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	6,000,000
1,350,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,350,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--continued
$11,995,000		Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	$11,995,000
3,990,000		Kentucky Housing Corp., MERLOTS (Series 2000-B9), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,990,000
16,000,000		Kentucky Turnpike Authority, Floater Certificates (2001-567), Weekly VRDNs (Financial Security Assurance Inc INS)/(Morgan Stanley LIQ)	16,000,000
3,150,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	3,150,000

		TOTAL	42,485,000

		Louisiana--1.7%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) Series 2002-17, 1.65% TOBs (Louisiana State Gas & Fuels)/(AMBAC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/21/2003	4,000,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	5,000,000
9,600,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (Conoco, Inc.)/(Bank One N.A. (Chicago) LOC)	9,600,000
3,345,000		Louisiana HFA, Trust Receipts (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,345,000
7,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	7,000,000
1,600,000		Ouachita Parish, LA IDB, (Series 1998), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois N.A. LOC)	1,600,000

		TOTAL	30,545,000

		Maine--1.0%
3,800,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	3,800,000
2,550,000		Biddeford, ME, (Series 2000), Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC)	2,550,000
7,615,000	[2]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 1.60% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	7,615,000
1,580,000		Trenton, ME, (Series 1998), Weekly VRDNs (Hinckley Co.)/(Key Bank, N.A. LOC)	1,580,000
2,015,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	2,015,000

		TOTAL	17,560,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--0.7%
$1,286,000		Harford County, MD, (Series 1989), Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	$1,286,000
3,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	3,375,000
2,440,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst Bank LOC)	2,440,000
4,905,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	4,905,000

		TOTAL	12,006,000

		Massachusetts--0.2%
30,000		Massachusetts Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC)	30,000
4,000,000		Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	4,000,000

		TOTAL	4,030,000

		Michigan--0.8%
14,380,000	[2]	Detroit, MI City School District, MERLOTS (Series 2000 A8), 1.55% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	14,380,000

		Minnesota--1.3%
1,100,000		Blaine, MN, (Series 1997), Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,100,000
3,400,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,400,000
6,440,000		Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
2,225,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,225,000
5,250,000		Ramsey County, MN Housing and Redevelopment Authority, Chestnut Housing, LLP (Series 2002), 1.2462% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 5/1/2003	5,250,000
2,170,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,170,000
980,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	980,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000

		TOTAL	23,815,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--2.6%
$4,500,000		Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	$4,500,000
6,000,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
7,670,000		Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,670,000
15,240,000		Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	15,240,000
3,940,000		Mississippi Home Corp., Roaring Forks Certificates (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,940,000
9,790,000		Mississippi Regional Housing Authorithy No. II, (Series 1998), 1.85% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2003	9,790,000

		TOTAL	47,140,000

		Missouri--1.1%
1,170,000		Kansas City, MO IDA, (Series 1999), Weekly VRDNs (B&B Investments LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,170,000
5,415,000		Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	5,415,000
4,670,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	4,670,000
7,110,000		Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,110,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000

		TOTAL	19,365,000

		Montana--0.5%
3,240,000		Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,240,000
6,655,000	[2]	Montana State Board of Housing, Variable Certificates (Series 2002L), 1.70% TOBs (Bank of America N.A. LIQ), Optional Tender 6/5/2003	6,655,000

		TOTAL	9,895,000

		Multi State--8.4%
9,033,500		BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	9,033,500
3,790,000		BNY Municipal Certificates Trust (Series 2002-BNY5), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,790,000
29,000,000		Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and Toronto Dominion Bank LIQs)	29,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$43,230,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	$43,230,000
42,465,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09), Weekly VRDNs (AMBAC, FGIC, Financial Security Assurance Inc, MBIA INS) and State Street Bank and Trust Co. LIQs)	42,465,000
7,534,000		Koch Floating Rate Trust (Multistate Non-AMT) (Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	7,534,000
2,038,150	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1998-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/8/2003	2,038,150
4,582,577	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1999-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/15/2003	4,582,577
11,621,961	[2]	PBCC LeaseTOPSTrust (Multistate Non-AMT) (Series 2002-1), 2.15% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 7/9/2003	11,621,961

		TOTAL	153,295,188

		Nebraska--2.8%
2,400,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,400,000
3,900,000		Douglas County, NE, IDRB (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,900,000
9,975,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	9,975,000
26,041,000		Nebraska Investment Finance Authority, (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	26,041,000
3,495,000		Nebraska Investment Finance Authority, MERLOTs (Series 2000-O), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,495,000
5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.)	5,700,000

		TOTAL	51,511,000

		Nevada--0.4%
7,535,000		Clark County, NV, (Series 1998), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	7,535,000
400,000		Sparks, NV, (Series 1996), Weekly VRDNs (Antioch Publishing Co.)/(National City Bank, Ohio LOC)	400,000

		TOTAL	7,935,000

		New Hampshire--1.1%
4,600,000		New Hampshire Business Finance Authority, (Series 2002), Weekly VRDNs (GT Equipment Technologies, Inc.)/(Fleet National Bank LOC)	4,600,000
2,397,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	2,397,000
5,950,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/ (Financial Security Assurance Inc INS)/(Chase Manhattan Bank (USA) N.A., Wilmington and Dexia Credit Local LIQs)	5,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Hampshire--continued
$4,120,000		New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	$4,120,000
3,175,000		New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,175,000

		TOTAL	20,242,000

		New Jersey--0.4%
2,188,019		Beach Haven, NJ, 2.75% BANs, 6/13/2003	2,193,835
4,995,000	[2]	New Jersey Turnpike Authority, PA-824R, 1.60% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	4,995,000

		TOTAL	7,188,835

		New Mexico--1.5%
2,905,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,905,000
5,300,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	5,300,000
3,900,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	3,900,000
2,875,000		New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,875,000
6,300,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,300,000
5,550,000	[2]	New Mexico Mortgage Finance Authority, MERLOTs (Series 2000-A18), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,550,000

		TOTAL	26,830,000

		New York--10.6%
4,000,000		Carthage, NY Central School District, 2.375% RANs, 6/27/2003	4,009,794
2,700,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Series 2002B), Weekly VRDNs (Financial Security Assurance Inc INS)/(Dexia Credit Local LIQ)	2,700,000
10,500,000		New York City Housing Development Corp., (Series 2000A), Weekly VRDNs (15th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	10,500,000
15,100,000		New York City Housing Development Corp., (Series 2001A), Weekly VRDNs (West 55th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	15,100,000
10,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G), Weekly VRDNs (Bank of New York LIQ)	10,000,000
3,200,000		New York City, NY, (1993 Series B), Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	3,200,000
84,300,000		New York City, NY, FR/RI (Series 2002 L24J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	84,300,000
10,000,000		New York State HFA, (2003 Series A: 360 West 43rd Street), Weekly VRDNs (42/9 Residential LLC)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$4,000,000		Norwood-Norfolk, NY Central School District, 2.375% BANs, 6/27/2003	$4,010,299
6,000,000		Oyster Bay, NY, (2002 Series D), 2.375% BANs, 8/22/2003	6,025,305
5,000,000		Oyster Bay, NY, (2002 Series D), 2.50% BANs, 8/22/2003	5,024,499
8,850,000		Randolph, NY Central School District, 2.25% BANs, 6/25/2003	8,872,385
10,000,000		Rochester, NY, 2.25% BANs, 10/23/2003	10,024,800
1,177,200		Schalmont, NY Central School District, 2.25% BANs, 6/27/2003	1,180,061
2,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (Financial Security Assurance Inc INS)/ (J.P. Morgan Chase Bank LIQ)	2,000,000
1,000,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J. P. Morgan Chase Bank LIQ)	1,000,000
9,700,000		Watkins Glen, NY Central School District, 2.00% BANs, 6/17/2003	9,714,363
5,000,000		Waverly, NY Central School District, 2.50% RANs, 6/30/2003	5,016,036

		TOTAL	192,677,542

		North Carolina--0.9%
11,000,000	[2]	North Carolina State, (PT-413), 1.90% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	11,000,000
5,500,000		North Carolina State, (Series 2002C), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	5,500,000
395,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authorithy, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	395,000

		TOTAL	16,895,000

		Ohio--1.7%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) Series 1998-18, (Series 1998-18), 2.00% TOBs (Cleveland, OH Waterworks)/(Financial Security Assurance Inc INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	4,000,000
6,250,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Huntington National Bank, Columbus, OH LOC)	6,250,000
3,985,000		Ohio HFA Multifamily Housing, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,985,000
5,270,000		Ohio HFA Multifamily Housing, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	5,270,000
10,765,000		Ohio State Building Authority, (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	10,765,000

		TOTAL	30,270,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oklahoma--1.5%
$6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank LOC)	$6,000,000
810,000		Oklahoma City, OK Airport Trust, 4.00% Bonds (MBIA INS), 7/1/2003	817,779
20,000,000		Tulsa County, OK Industrial Authority, (Series 2002A), Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC)	20,000,000

		TOTAL	26,817,779

		Oregon--1.0%
8,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000

		TOTAL	18,500,000

		Pennsylvania--0.4%
4,000,000		Erie, PA School District, 2.50% TRANs, 6/30/2003	4,014,510
2,700,000		William Penn School District, PA, 2.50% TRANs, 6/30/2003	2,706,488

		TOTAL	6,720,998

		Rhode Island--0.8%
2,965,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS (Series 2001-A31) Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,965,000
5,100,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS (Series 2001 A80), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,100,000
4,130,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	4,130,000
2,300,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,300,000

		TOTAL	14,495,000

		South Carolina--3.5%
20,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	20,000,000
785,000		Berkeley County, SC IDB, (Series 1989), Weekly VRDNs (W.W. Williams Co.)/(Bank One N.A. (Ohio) LOC)	785,000
14,500,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	14,500,000
200,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.)	200,000
13,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
2,760,000		South Carolina Jobs--EDA Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,760,000
4,750,000		South Carolina Jobs--EDA Weekly VRDNs (Fenner Container, Inc.)/(SunTrust Bank LOC)	4,750,000
300,000		South Carolina Jobs--EDA, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--continued
$550,000		South Carolina Jobs--EDA, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	$550,000
350,000		South Carolina Jobs--EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	350,000
3,700,000		South Carolina Jobs--EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
2,800,000		York County, SC IDA, (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA LOC)	2,800,000

		TOTAL	63,695,000

		Tennessee--2.1%
10,000,000		Blount County, TN Public Building Authority, (Series A-5-A), Daily VRDNs (Blount County, TN)/(AMBAC INS)/(Toronto Dominion Bank LIQ)	10,000,000
1,300,000		Cheatham County, TN IDB, (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham LOC)	1,300,000
2,000,000		Covington, TN IDB, (Series 1992), Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank N.A. LOC)	2,000,000
1,440,000		Dickson County, TN IDB, (Series 1996), Weekly VRDNs (Tennessee Bun Co. LLC Project)/(PNC Bank, N.A. LOC)	1,440,000
7,000,000		Jackson County, TN IDB, (Series B), Daily VRDNs (Esselte AB)/(Bank of America N.A. LOC)	7,000,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
1,350,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,350,000
7,755,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 1988), Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	7,755,000
600,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	600,000
4,000,000		Tullahoma, TN, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	4,000,000

		TOTAL	38,445,000

		Texas--8.6%
19,620,000		Arlington, TX Housing Finance Corp., Roaring Forks Certificates (Series 2002-03), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	19,620,000
12,000,000		Austin, TX Airport System, MERLOTS (Series 2000J), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,990,000		Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,990,000
5,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 1.50% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$6,000,000		Brazos River Authority, TX, Trust Receipts (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Energy)/(Bank of New York SWP)	$6,000,000
6,755,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,755,000
12,055,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	12,055,000
9,000,000		Dallas-Fort Worth, TX International Airport, (PA-1061), Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	9,000,000
3,220,000		Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,220,000
6,420,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS (Series 2001 A-40), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,420,000
9,600,000		Houston, TX Airport System, (MERLOTS Series 2001-B4), Weekly VRDNs (Financial Security Assurance Inc INS)/(Wachovia Bank N.A. LIQ)	9,600,000
15,100,000		Midlothian, TX Industrial Development Corp., (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America N.A. LOC)	15,100,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	10,000,000
3,765,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(Bank One N.A. (Chicago) LOC)	3,765,000
3,620,000		Texas State Department of Housing & Community Affairs, Variable Certificates (Series 2001A), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	3,620,000
10,200,000		Texas State, 2.75% TRANs, 8/29/2003	10,287,396
4,900,000		Trinity River Authority of Texas, (Series 2001), Weekly VRDNs (Community Waste Disposal, Inc.)/(Wells Fargo Bank, Texas LOC)	4,900,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	156,182,396

		Utah--0.7%
7,800,000		Emery County, UT, (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/ (Bank of Nova Scotia, Toronto LIQ)	7,800,000
4,400,000		Salt Lake County, UT, PCR Bonds (Series 1994B), Daily VRDNs (BP Amoco Corp.)	4,400,000

		TOTAL	12,200,000

		Vermont--0.4%
7,220,000	[2]	Vermont HFA, MERLOTS (Series 2001-A91), 1.60% TOBs (Financial Security Assurance Inc INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	7,220,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--2.8%
$10,000,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	$10,000,000
10,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.65% CP (Virginia Electric & Power Co.), Mandatory Tender 4/9/2003	10,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.80% TOBs (Rolling Brook Village Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(FHLMC LIQ), Optional Tender 3/1/2003	5,000,000
9,050,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	9,050,000
6,880,000		Loudoun County, VA IDA, (Series 2001), Daily VRDNs (Atlantic Coast Airlines)/(Wachovia Bank N.A. LOC)	6,880,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2002-C), Weekly VRDNs (Financial Security Assurance Inc INS)/(Dexia Credit Local LIQ)	5,000,000
2,000,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	2,000,000
3,200,000		Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	3,200,000

		TOTAL	51,130,000

		Washington--3.2%
6,995,000		Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA INS)/(Wachovia Bank N.A. LIQ)	6,995,000
5,267,500		Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (Financial Security Assurance Inc INS)/(Bank of New York LIQ)	5,267,500
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
2,495,000		Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	2,495,000
4,450,000		Port of Seattle, WA, (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,050
3,750,000		Seattle, WA Housing Authority, (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	3,750,000
11,880,000	[2]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 1.60% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	11,880,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
9,940,000	[2]	Washington State Public Power Supply System, MERLOTS (Series 2000 A19), 1.55% TOBs (Energy Northwest, WA)/(MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,940,000

		TOTAL	59,127,550

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		West Virginia--0.1%
$1,730,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(Wachovia Bank N.A. LOC)	$1,730,000

		Wisconsin--1.0%
1,000,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(Firstar Bank, N.A. LOC)	1,000,000
3,125,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,125,000
2,470,000		La Crosse, WI IDA, (Series 2000), Weekly VRDNs (Pacal Industries)/ (Wells Fargo Bank Minnesota N.A. LOC)	2,470,000
2,300,000		Milwaukee, WI, (Series 1997), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	2,300,000
1,000,000		New Berlin, WI, (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin N.A. LOC)	1,000,000
3,680,000		Sussex, WI IDB, (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,680,000
5,515,000		Wisconsin Housing & EDA, Trust Receipts (Series 1997-18), Weekly VRDNs (Bank of New York LIQ)	5,515,000

		TOTAL	19,090,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$1,827,144,500

Securities that are subject to alternative minimum tax represent 43.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2003, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
95.04%	4.96%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid by criteria approved by the Fund's Board of Directors. At January 31, 2003, these securities amounted to $150,350,808 which represents 8.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,819,983,879) at January 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Patticipating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--11.5%
		Banking--11.5%
$136,000,000		Abbey National Treasury Services, PLC, 1.802% - 1.841%, 10/17/2003 - 10/20/2003	$135,996,442
15,000,000		BNP Paribas SA, 1.260%, 7/7/2003	15,005,677
53,000,000		Bank of New York, 2.089%, 7/1/2003	52,992,432
125,000,000		Canadian Imperial Bank of Commerce, 1.350%, 5/7/2003	125,000,000
22,000,000		Citibank N.A., New York, 1.280%, 4/23/2003	22,000,000
152,500,000		Comerica Bank, 2.159% - 2.484%, 3/10/2003 - 6/23/2003	152,507,741
250,000,000		Credit Agricole Indosuez, 1.280%, 3/6/2003	250,000,000
56,000,000		Credit Suisse First Boston, 1.810%, 2/3/2003	56,000,000
43,000,000		Dresdner Bank AG, Frankfurt, 1.350%, 2/21/2003	43,010,672
6,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.940%, 10/24/2003	6,000,000
5,000,000		Rabobank Nederland, Utrecht, 2.309%, 3/7/2003	5,000,786
100,000,000		Royal Bank of Canada, Montreal, 2.187%, 2/18/2003	100,000,000
46,000,000		Societe Generale, Paris, 1.395%, 2/3/2004	46,004,599
176,000,000		Svenska Handelsbanken, Stockholm, 1.290% - 2.139%, 3/7/2003 - 6/30/2003	176,016,234
125,000,000		Toronto Dominion Bank, 1.350%, 5/7/2003 - 5/13/2003	124,997,379
25,000,000		WestLB AG, 1.360%, 5/15/2003	25,000,000

		TOTAL CERTIFICATES OF DEPOSIT	1,335,531,962

		COLLATERALIZED LOAN AGREEMENTS--5.2%
		Banking--1.3%
150,000,000		CDC Financial Products, Inc., 1.413%, 2/3/2003	150,000,000

		Brokerage--3.9%
120,000,000		Goldman Sachs & Co., 1.363% - 1.463%, 2/3/2003	120,000,000
340,000,000		Salomon Smith Barney Inc., 1.363% - 1.413%, 2/3/2003	340,000,000

		TOTAL	460,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	610,000,000

Principal Amount			Value
		COMMERCIAL PAPER--26.4%[1]
		Banking--7.9%
$171,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.321% - 1.344%, 2/7/2003 - 4/9/2003	$170,795,523
108,000,000		Citicorp, 1.284% - 1.303%, 3/10/2003 - 4/25/2003	107,792,531
110,500,000		Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 1.304%, 4/16/2003	110,204,719
100,000,000		Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 1.350%, 5/8/2003	99,642,400
127,000,000		ING (U.S.) Funding LLC, (Guaranteed by ING Bank N.V.), 1.369% - 2.003%, 3/26/2003 - 5/14/2003	126,535,962
24,495,000		Ivory Funding Corp., 1.314%, 4/7/2003	24,437,062
50,000,000		KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.298%, 7/23/2003	49,691,833
138,189,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.311% - 1.385%, 2/3/2003 - 3/6/2003	138,117,949
40,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 1.298%, 7/15/2003	39,764,933
54,133,000		Stellar Funding Group Inc., 1.301% - 1.379%, 2/3/2003 - 5/14/2003	54,065,892

		TOTAL	921,048,804

		Finance - Automotive--2.0%
122,500,000		FCAR Auto Loan Trust, (Series A1/P1), 1.298% - 1.308%, 7/11/2003 - 7/16/2003	121,784,139
115,000,000		New Center Asset Trust, (Series A1/P1), 1.264% - 1.339%, 4/28/2003 - 5/9/2003	114,639,510

		TOTAL	236,423,649

		Finance - Commercial--6.6%
276,000,000		Amsterdam Funding Corp., 1.264% - 1.302%, 2/5/2003 - 4/23/2003	275,644,876
50,000,000		Edison Asset Securitization LLC, 1.308%, 7/10/2003	49,712,917
60,000,000		Eureka Securitization Inc., 1.284%, 4/22/2003	59,829,333
50,000,000		Falcon Asset Securitization Corp., 1.309%, 7/10/2003	49,712,917
50,000,000		General Electric Capital Corp., 1.339%, 5/12/2003	49,815,278
155,475,000		Jupiter Securitization Corp., 1.281%, 2/18/2003 - 2/19/2003	155,379,246
50,000,000		PREFCO-Preferred Receivables Funding Co., 1.349%, 5/12/2003	49,813,889
78,000,000		Paradigm Funding LLC, 1.291% - 1.303%, 2/12/2003 - 3/7/2003	77,934,243

		TOTAL	767,842,699

		Finance - Retail--3.6%
425,000,000		Sheffield Receivables Corp., 1.271% - 1.292%, 2/20/2003 - 2/25/2003	424,658,965

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Securities--3.6%
$334,200,000		Galaxy Funding Inc., 1.274% - 1.804%, 2/14/2003 - 4/22/2003	$333,349,224
33,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.501%, 5/8/2003	32,868,880
50,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.111%, 3/14/2003	49,881,271

		TOTAL	416,099,375

		Insurance--0.9%
100,000,000		Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 1.322%, 2/4/2003	99,989,000

		Oil & Oil Finance--1.2%
143,000,000		Shell Finance (UK) PLC, 1.298% - 1.865%, 7/11/2003 - 9/29/2003	141,754,267

		Retail--0.6%
70,000,000		Home Depot, Inc., 1.369%, 5/20/2003	69,714,400

		TOTAL COMMERCIAL PAPER	3,077,531,159

		BANK NOTES--0.6%
		Banking--0.6%
75,000,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.710%, 2/20/2003	74,948,937

		SHORT-TERM NOTES--11.2%
		Banking--0.4%
50,000,000		Deutsche Bank AG, 1.343%, 2/3/2003	50,000,000

		Brokerage--3.6%
180,000,000		Goldman Sachs Group, Inc., 1.400% - 1.480%, 2/3/2003 - 5/15/2003	180,000,000
244,000,000		Merrill Lynch & Co., Inc., 1.463% - 2.450%, 2/3/2003 - 3/24/2003	244,000,000

		TOTAL	424,000,000

		Finance - Automotive--1.6%
11,062,815		Americredit Automobile Receivables Trust 2002-E-M, Class A1, 1.819%, 11/6/2003	11,062,815
16,997,211		Ford Credit Auto Owner Trust 2002-D, Class A1, 1.790%, 5/15/2003	16,997,211
2,520,403		Honda Auto Receivables Owner Trust 2002-2, Class A1, 1.950%, 6/13/2003	2,520,404
23,511,438		Nissan Auto Lease Trust 2002-A, Class A1, 1.400%, 11/17/2003	23,511,438
64,948,626		Regions Auto Receivables Trust 2002-1, Class A1, 1.435%, 12/15/2003	64,948,626
10,738,302		SSB Auto Loan Trust 2002-1, Class A1, 1.659%, 11/15/2003	10,738,302
56,000,000		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	56,000,000

		TOTAL	185,778,796

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Finance - Equipment--0.5%
$37,145,218		CNH Equipment Trust 2002-B, Class A1, 1.406%, 12/9/2003	$37,145,218
23,186,630		Navistar Financial Corp. Owner Trust 2002-B, Class A1, 1.620%, 11/15/2003	23,186,630

		TOTAL	60,331,848

		Finance - Securities--3.7%
215,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.600% - 2.990%, 2/6/2003 - 11/20/2003	215,000,000
50,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.450%, 3/3/2003	50,000,000
170,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.945% - 2.680%, 2/26/2003 - 10/27/2003	170,000,000

		TOTAL	435,000,000

		Retail--0.4%
41,850,000		Wal-Mart Stores, Inc., 4.375%, 8/1/2003	42,280,000

		Telecommunications--1.0%
50,000,000		BellSouth Corp., 4.105%, 4/26/2003	50,147,409
60,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	60,308,607

		TOTAL	110,456,016

		TOTAL SHORT-TERM NOTES	1,307,846,660

		GOVERNMENT AGENCIES--1.6%
		Government Agencies--1.6%
115,000,000		Federal Home Loan Bank System, 1.600% - 1.720%, 11/3/2003 - 2/3/2004	115,000,000
75,000,000		Federal Home Loan Mortgage Corp., 1.750% - 5.250%, 12/8/2003 - 2/15/2004	75,591,225

		TOTAL GOVERNMENT AGENCIES	190,591,225

		LOAN PARTICIPATION--0.8%
		Chemicals--0.6%
75,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.340% - 1.487%, 3/7/2003 - 9/30/2003	75,000,000

		Electrical Equipment--0.2%
16,700,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC), 1.386%, 5/19/2003	16,700,000

		TOTAL LOAN PARTICIPATION	91,700,000

Principal Amount			Value
		NOTES - VARIABLE--30.0%[2]
		Banking--10.4%
$5,489,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	$5,489,000
40,000,000		Abbey National Treasury Services, PLC, 1.320%, 5/1/2003	40,000,000
6,945,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	6,945,000
3,000,000		Alabama Paper Products LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,000,000
3,425,000		Alabama State IDA, (Regions Bank, Alabama LOC), 1.400%, 2/6/2003	3,425,000
2,000,000		Albuquerque, NM, (Series 1997) El Canto, Inc., (Wells Fargo Bank Minnesota N.A. LOC), 1.590%, 2/6/2003	2,000,000
1,235,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 1.400%, 2/6/2003	1,235,000
4,540,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	4,540,000
5,820,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	5,820,000
11,040,000		Badger Mining Corp., (Firstar Bank, N.A. LOC), 1.500%, 2/5/2003	11,040,000
11,775,000		Barton Healthcare LLC, (American National Bank & Trust Co., Chicago LOC), 1.400%, 2/5/2003	11,775,000
2,200,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,200,000
186,500,000		Blue Heron Funding III, Inc, (Series 3A), (Guaranteed by WestLB AG), 1.351%, 2/28/2003	186,500,000
3,440,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,440,000
6,185,000		Brownsburg Christian Church, Inc., (Firstar Bank, N.A. LOC), 1.490%, 2/6/2003	6,185,000
3,240,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.350%, 2/6/2003	3,240,000
1,340,000		C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,340,000
4,300,000		CAM International LP, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	4,300,000
7,750,000		California Statewide Communities Development Authority, (U.S. Bank N.A., Cincinnatti LOC), 1.390%, 2/3/2003	7,750,000
2,515,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	2,515,000
12,091,000		Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.400%, 2/6/2003	12,091,000
48,662,000		Capital One Funding Corp., (Bank One N.A. (Ohio) LOC), 1.400% - 1.550%, 2/6/2003	48,662,000
1,396,000		Capital One Funding Corp., (Bank One, Indiana N.A. LOC), 1.400%, 2/6/2003	1,396,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,250,000		Capital One Funding Corp., (Bank One, Wisconsin N.A. LOC), 1.400%, 2/6/2003	$4,250,000
4,428,000		Capital One Funding Corp., (Series 1993-A), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	4,428,000
3,540,000		Capital One Funding Corp., (Series 1994-E), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	3,540,000
7,623,000		Capital One Funding Corp., (Series 1996-G), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	7,623,000
11,491,000		Capital One Funding Corp., (Series 2001-B), (Bank One N.A. (Ohio) LOC), 1.550%, 2/6/2003	11,491,000
2,670,000		Casna LP, (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	2,670,000
8,535,000		Cedarville College, (Series 1998), (Key Bank, N.A. LOC), 1.400%, 2/6/2003	8,535,000
4,050,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	4,050,000
6,705,000		Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 1.340%, 2/6/2003	6,705,000
9,900,000		Charlotte Christian School, (Series 1999), (Wachovia Bank N.A. LOC), 1.340%, 2/5/2003	9,900,000
1,000,000		Citywide Development Corp., (Bank One, West Virginia N.A. LOC), 1.450%, 2/6/2003	1,000,000
3,450,000		Cleveland Country Club, Inc., (Series 2001), (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,450,000
5,900,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 1.440%, 2/5/2003	5,900,000
8,310,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.470%, 2/6/2003	8,310,000
12,170,000		Community Centre Group of Cos., (Comerica Bank LOC), 1.440%, 2/6/2003	12,170,000
4,800,000		Davis Industries, Inc., (Comerica Bank LOC), 1.400%, 2/6/2003	4,800,000
5,000,000		Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	5,000,000
5,750,000		Dick Corp. Headquarters LP, (National City Bank, Pennsylvania LOC), 1.420%, 2/6/2003	5,750,000
5,700,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	5,700,000
2,580,000		Elliott Aviation, Inc., (Firstar Bank, N.A. LOC), 1.500%, 2/5/2003	2,580,000
5,340,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 1.400%, 2/6/2003	5,340,000
970,000		Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	970,000
5,345,000		Equity Development Corp., (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	5,345,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,000,000		Excel Mining Systems, Inc., (Series 2001), (Australia & New Zealand Banking Group, Melbourne LOC), 1.450%, 2/6/2003	$4,000,000
510,000		Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	510,000
2,375,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,375,000
5,870,000		Franklin County, OH, Edison Welding, (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.450%, 2/6/2003	5,870,000
1,200,000		Fredricksburg, VA IDA, (SunTrust Bank LOC), 1.400%, 2/5/2003	1,200,000
6,010,000		Freeport, IL, (Firstar Bank, N.A. LOC), 1.340%, 2/6/2003	6,010,000
2,295,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 1.400%, 2/6/2003	2,295,000
3,360,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.350%, 2/6/2003	3,360,000
4,500,000		Gary, In Redevelopment District, (American National Bank & Trust Co., Chicago LOC), 1.250%, 2/6/2003	4,500,000
5,200,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 1.400%, 2/5/2003	5,200,000
1,270,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 1.450%, 2/6/2003	1,270,000
4,340,000		Grigsby Properties LLC, (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	4,340,000
1,785,000		Guilford Capital LLC, (Series 2002 -- C), (Regions Bank, Alabama LOC), 1.640%, 2/6/2003	1,785,000
2,880,000		Guilford Capital LLC, (Series 2002 -- F), (Regions Bank, Alabama LOC), 1.640%, 2/6/2003	2,880,000
97,000,000		HBOS Treasury Services PLC, 1.610%, 2/20/2003	97,000,000
3,265,000		Harvey A. Tolson, (Firstar Bank, N.A. LOC), 1.490%, 2/6/2003	3,265,000
3,750,000		Holden Properties Colorado LLC, (Comerica Bank - California LOC), 1.490%, 2/6/2003	3,750,000
9,805,000		Home City Ice Co. & H.C. Transport, (Series 2000), (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	9,805,000
4,830,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 1.460%, 2/6/2003	4,830,000
6,235,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.460%, 2/6/2003	6,235,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.350%, 2/6/2003	3,085,000
5,250,000		IT Spring Wire LLC, (Series 1997), (Fifth Third Bank, Cincinnati LOC), 1.420%, 2/6/2003	5,250,000
7,530,000		Ilsco Corp., (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	7,530,000
9,000,000		Interlock Realty Co., (U.S. Bank N.A., Cincinnatti LOC), 1.400%, 2/6/2003	9,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,560,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	$1,560,000
4,125,000		Jemmack Funding Group LLC, (Series 2002), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	4,125,000
4,300,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home Loan Bank of Topeka LOC), 1.390%, 2/6/2003	4,300,000
1,715,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,715,000
2,500,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,500,000
8,500,000		KinderCare Learning Centers, Inc., (Series B), (J.P. Morgan Chase Bank LOC), 1.850%, 2/5/2003	8,500,000
1,815,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota N.A. LOC), 1.400%, 2/5/2003	1,815,000
4,295,000		Kite Rubloff, Logansport LLC, (National City Bank, Ohio LOC), 1.520%, 2/6/2003	4,295,000
4,050,000		LCO Ventures LLC, (Fleet National Bank LOC), 1.500%, 2/5/2003	4,050,000
6,000,000		Laverne City, IDA, Mobile Tool Intl, Inc. Project (Series 1998-B), (Fleet National Bank LOC), 1.520%, 2/6/2003	6,000,000
3,005,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,005,000
3,920,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.400%, 2/6/2003	3,920,000
5,000,000		Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 1.440%, 2/5/2003	5,000,000
30,985,000		M/S Land LLC, (Bank One, Illinois N.A. LOC), 1.400%, 2/6/2003	30,985,000
4,000,000		MBE Investment Co. LLC, EH Investment Company (Series 2000 A), (Standard Federal Bank, N.A. LOC), 1.400%, 2/6/2003	4,000,000
55,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.470%, 3/27/2003	55,000,000
2,007,000		MacDonald & Associates LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,007,000
8,700,000		Medical Arts Capital LLC, (Series 2001), (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	8,700,000
1,280,000		Michigan State Housing Development Authority, (Series 1999B), Lexington Place Apartments, (Bank of America N.A. LOC), 1.440%, 2/6/2003	1,280,000
3,100,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,100,000
4,100,000		Mile Bluff Clinic Building Partnership, (Firstar Bank, N.A. LOC), 1.500%, 2/5/2003	4,100,000
1,400,000		Mississippi Business Finance Corp., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	1,400,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$2,760,000		Mississippi Business Finance Corp., (Bank One, Illinois N.A. LOC), 1.350%, 2/6/2003	$2,760,000
3,100,000		Multicraft International LP, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,100,000
4,055,000		Nassau County, NY IDA, Tweezerman Corp. Project, (Series 2003), (Fleet National Bank LOC), 1.500%, 2/5/2003	4,055,000
2,600,000		New Berlin, WI, Sunraider LLC (Series 1997B), (Bank One, Wisconsin N.A. LOC), 1.450%, 2/6/2003	2,600,000
3,300,000		New Jersey EDA, Morey Organization, Inc. Project (Series 1997), (Wachovia Bank N.A. LOC), 1.420%, 2/5/2003	3,300,000
2,565,000		New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank N.A. LOC), 1.490%, 2/5/2003	2,565,000
5,450,000		Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	5,450,000
39,500,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.340%, 2/5/2003	39,500,000
6,790,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	6,790,000
3,175,000		Oakwoods Master Ltd. Partnership, (Amsouth Bank N.A., Birmingham LOC), 1.340%, 2/6/2003	3,175,000
3,995,000		P.C.I. Paper Conversions, Inc., (Series 2000), (Key Bank, N.A. LOC), 1.400%, 2/6/2003	3,995,000
4,350,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	4,350,000
2,800,000		Parker Towing Co., Inc., (Series 2001), (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,800,000
7,050,000		Pepin Distributing Co., (Wachovia Bank N.A. LOC), 1.340%, 2/6/2003	7,050,000
760,000		Poseyville, In, North American Green, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.340%, 2/6/2003	760,000
7,529,000		Primex Funding Corp., (Series 1997-A), (Bank One, Indiana N.A. LOC), 1.400%, 2/6/2003	7,529,000
6,760,000		R & J Investment Co., (Bank One N.A. (Ohio) LOC), 1.440%, 2/6/2003	6,760,000
3,160,000		Riverchase Country Club, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,160,000
1,359,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.420%, 2/6/2003	1,359,000
6,950,000		Santa Rosa, CA, (WestLB AG LOC), 1.510%, 2/6/2003	6,950,000
7,650,000		Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	7,650,000
18,500,000		Seeber USA, LLP, (Series 2000), (Wachovia Bank N.A. LOC), 1.340%, 2/5/2003	18,500,000
6,510,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	6,510,000
5,690,000		Sioux-Preme Packing Co., (Firstar Bank, N.A. LOC), 1.500%, 2/5/2003	5,690,000
3,230,000		Solon Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	3,230,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$5,000,000		Springhill Medical Comples, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.350%, 2/6/2003	$5,000,000
9,725,000		Stow-Glen Properties LLC, (Firstar Bank, N.A. LOC), 1.490%, 2/6/2003	9,725,000
920,000		TDB Realty, Ltd., (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	920,000
2,830,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,830,000
2,480,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,480,000
975,000		Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 1.400%, 2/5/2003	975,000
3,285,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,285,000
3,005,000		Trap Rock Industries, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.390%, 2/5/2003	3,005,000
825,000		Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.440%, 2/6/2003	825,000
2,695,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,695,000
3,430,000		VLF LLC, The Village of Lovejoy,Fountain Project, (Key Bank, N.A. LOC), 1.480%, 2/6/2003	3,430,000
1,869,300		Valleydale Baptist Church, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	1,869,300
1,730,000		Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,730,000
5,575,000		Vista Grande Villa, (Lasalle Bank, N.A. LOC), 1.450%, 2/6/2003	5,575,000
6,500,000		WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	6,500,000
4,300,000		Watson's St. Louis Property LLC, (Series 2001), (U.S. Bank N.A., Cincinnatti LOC), 1.460%, 2/6/2003	4,300,000
3,700,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,700,000
6,400,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	6,400,000
110,000,000		Wells Fargo & Co., 1.370% -- 1.412%, 2/1/2003 -- 2/14/2003	110,000,000
2,000,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,000,000
10,990,000		Wildcat Management Co., Inc., (Series 1999), (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	10,990,000
5,800,000		Winder-Barrow Industrial Building Authority, (SunTrust Bank LOC), 1.400%, 2/5/2003	5,800,000

		TOTAL	1,214,719,300

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Brokerage--4.2%
$247,000,000		Goldman Sachs Group, Inc., Promissory Notes, 1.415% - 1.470%, 2/3/20023 - 2/13/2003	$247,000,000
190,000,000		Merrill Lynch & Co., Inc., 1.425% - 1.640%, 2/3/2003 - 2/11/2003	190,059,709
50,000,000		Salomon Smith Barney Holdings, Inc., 1.355%, 2/10/2003	50,000,000

		TOTAL	487,059,709

		Consumer Products--0.2%
25,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.390%, 3/12/2003	25,000,000

		Finance - Commercial--6.8%
300,000,000		Compass Securitization LLC, 1.328% - 1.330%, 2/13/2003 - 2/14/2003	299,991,015
285,500,000		General Electric Capital Corp., 1.396%-1.490%, 2/3/2003-2/18/2003	285,573,124
200,000,000		Paradigm Funding LLC, 1.309% - 1.350%, 2/7/2003 -- 7/28/2003	200,000,000

		TOTAL	785,564,139

		Finance - Retail--0.5%
54,000,000		SLM Corp., 1.690%, 3/16/2003	54,007,715

		Finance - Securities--2.2%
25,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.350%, 2/15/2003	24,998,646
235,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.305% - 1.370%, 2/3/2003 - 6/10/2003	234,980,577

		TOTAL	259,979,223

		Government Agency--0.3%
4,200,000		Community Hearth and Home Ltd., (Series 2002), (Federal Home Loan Bank of Cincinnati LOC), 1.440%, 2/6/2003	4,200,000
5,600,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.410%, 2/6/2003	5,600,000
975,000		Direct One Funding Corp., (Series 2000) (Sexton Properties), (Federal National Mortgage Association LOC), 1.410%, 2/6/2003	975,000
25,000,000		Student Loan Marketing Association, USA Education, Inc, 1.433%, 4/25/2003	25,014,119

		TOTAL	35,789,119

		Insurance--2.6%
24,000,000		Allstate Life Insurance Co., 1.520% - 1.570%, 2/1/2003 - 2/3/2003	24,000,000
40,000,000		GE Life and Annuity Assurance Co., 1.380% - 1.526%, 2/3/2003 - 3/3/2003	40,000,000
22,000,000		Jackson National Life Insurance Co., 1.450%, 2/24/2003	22,000,000
54,000,000		Monumental Life Insurance Co., 1.490% - 1.610%, 2/3/2003 -- 2/28/2003	54,000,000
50,000,000		New York Life Insurance Co., 1.526%, 5/1/2003	50,000,000
9,900,000		Oberthur Gaming Technologies Corp., (Series 2002-A), (GE Capital Assurance Co. LOC), 1.390%, 2/5/2003	9,900,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued[2]
		Insurance--continued
$15,000,000		Premium Asset Trust, (Series 2001-10), (GE Life and Annuity Assurance Co. Insurance), 1.580%, 2/14/2003	$15,007,785
15,000,000		Protective Life Insurance Co., 1.857%, 5/1/2003	15,000,000
25,000,000		Security Life of Denver Insurance Co., 1.460% - 1.570%, 3/17/2003 - 4/25/2003	25,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 1.520%, 4/7/2003	25,000,000
20,000,000		Travelers Insurance Co., 1.526%, 3/1/2003	20,000,000

		TOTAL	299,907,785

		Municipal--0.1%
15,000,000		Cook County, IL, (Series 2002 A), 1.390%, 2/5/2003	15,000,000

		Telecommunications--2.7%
36,000,000		BellSouth Telecommunications, Inc., 1.433%, 3/4/2003	36,000,000
282,600,000		Verizon Global Funding, 1.341% - 1.560%, 2/18/2003 -- 2/19/2003	282,593,525

		TOTAL	318,593,525

		TOTAL NOTES - VARIABLE	3,495,620,515

		MUTUAL FUNDS--3.4%
		Asset Management--3.4%
400,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	400,000,000
1,000,000		Nations Money Market Reserves	1,000,000

		TOTAL MUTUAL FUNDS	401,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS--9.8%
$425,000,000		Interest in $1,500,000,000 joint repurchase agreement with Bank of America LLC, 1.340% dated 1/31/2003, to be repurchased at $425,047,458 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	$425,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, 1.350% dated 1/31/2003, to be repurchased at $100,011,250 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	100,000,000
612,194,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.350% dated 1/31/2003, to be repurchased at $612,262,872 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2032	612,194,000

		TOTAL REPURCHASE AGREEMENTS	1,137,194,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$11,721,964,458

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 2003, this security amounted to $55,000,000 which represents 0.5% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,666,465,196) at January 31, 2003.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Options Tender Series

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--7.9%
		Banking--7.9%
$74,000,000		Abbey National Treasury Services, PLC, 1.810% - 1.840%, 10/17/2003 - 10/20/2003	$73,996,442
48,000,000		Bank of New York, 2.065%, 7/1/2003	47,993,146
141,200,000		Bayerische Hypotheken-und Vereinsbank AG, 1.330%, 4/28/2003	141,200,000
176,500,000		Comerica Bank, 2.275% - 2.610%, 3/7/2003 - 6/23/2003	176,491,762
150,000,000		Credit Agricole Indosuez, 1.280%, 3/6/2003	150,000,000
50,000,000		Credit Lyonnais SA, 1.400%, 2/25/2003	50,000,000
120,000,000		Credit Suisse First Boston, 1.300% - 2.010%, 2/3/2003 - 2/19/2003	120,024,279
4,000,000		Den Danske Bank A/S, 2.590%, 5/23/2003	4,006,453
10,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.500%, 2/5/2003	10,000,000
40,000,000		U.S. Bank, N.A., Cincinnati, 2.250%, 6/23/2003	39,995,374
160,000,000		UBS AG, 2.210% - 2.530%, 2/18/2003 - 3/12/2003	159,999,538
25,000,000		Westdeutsche Landesbank AG, 1.360%, 5/15/2003	25,000,000

		TOTAL CERTIFICATES OF DEPOSIT	998,706,994

		COLLATERALIZED LOAN AGREEMENTS--13.3%
		Banking--8.5%
100,000,000		CDC Financial Products, Inc., 1.413%, 2/3/2003	100,000,000
250,000,000		Deutsche Bank Securities, Inc., 1.372% - 1.442%, 2/3/2003	250,000,000
269,000,000		HSBC Securities, Inc., 1.423% - 1.463%, 2/3/2003	269,000,000
255,000,000		J.P. Morgan Securities, Inc., 1.413%, 2/3/2003	255,000,000
200,000,000		Wachovia Securities, Inc., 1.413%, 2/3/2003	200,000,000

		TOTAL	1,074,000,000

		Brokerage--4.8%
155,000,000		Goldman Sachs & Co., 1.363% - 1.433%, 2/3/2003	155,000,000
100,000,000		Lehman Brothers, Inc., 1.493%, 2/3/2003	100,000,000
200,000,000		Morgan Stanley & Co., Inc., 1.392%, 2/3/2003	200,000,000
150,000,000		Salomon Smith Barney Inc., 1.363% - 1.413%, 2/3/2003	150,000,000

		TOTAL	605,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,679,000,000

Principal Amount			Value
		COMMERCIAL PAPER--21.3%[1]
		Banking--8.9%
$448,526,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.320% - 1.360%, 2/21/2003 - 4/15/2003	$447,750,525
158,000,000		Citicorp, 1.280% - 1.300%, 3/10/2003 - 4/25/2003	157,614,474
100,000,000		Deutsche Bank Financial, Inc., (Deutsche Bank AG GTD), 1.341% - 1.641%, 5/8/2003	99,642,400
119,446,000		Fountain Square Commercial Funding Corp., 1.290% - 1.350%, 2/6/2003 - 2/18/2003	119,415,687
90,000,000		HBOS Treasury Services PLC, 1.330%, 4/28/2003 - 4/29/2003	89,712,942
66,000,000		Ivory Funding Corp., 1.310% - 1.350%, 2/12/2003 - 4/7/2003	65,902,078
50,000,000		KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 1.290%, 7/23/2003	49,691,833
30,000,000		Kitty Hawk Funding Corp., 1.280%, 2/24/2003	29,975,467
71,394,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.320% - 1.380%, 3/6/2003 - 7/17/2003	71,079,990

		TOTAL	1,130,785,396

		Entertainment--1.1%
145,000,000		Walt Disney Co., 1.450% - 1.620%, 2/5/2003 - 4/22/2003	144,904,270

		Finance - Automotive--1.0%
125,625,000		Ford Motor Credit Co., 1.590% - 2.230%, 2/4/2003 -- 4/28/2003	125,313,240

		Finance - Commercial--1.6%
100,000,000		Edison Asset Securitization LLC, 1.300%, 7/10/2003	99,425,833
50,000,000		General Electric Capital Corp., 1.330%, 5/12/2003	49,815,278
50,000,000		Jupiter Securitization Corp., 1.280%, 2/19/2003	49,968,000

		TOTAL	199,209,111

		Finance - Equipment--0.3%
39,000,000		John Deere Credit Ltd., (John Deere Capital Corp. GTD), 1.440% - 1.450%, 3/21/2003 - 3/25/2003	38,919,907

		Finance -- Retail--3.7%
38,955,000		Barton Capital Corp., 1.270%, 2/21/2003	38,927,515
30,000,000		Countrywide Home Loans, Inc., 1.320%, 2/20/2003	29,979,100
274,900,000		Household Finance Corp., 1.380% - 2.200%, 2/4/2003 - 4/14/2003	274,248,716
125,000,000		Sheffield Receivables Corp., 1.290%, 2/24/2003	124,896,979

		TOTAL	468,052,310

		Finance - Securities--1.5%
162,200,000		Galaxy Funding Inc., 1.280% - 1.370%, 2/10/2003 - 4/7/2003	162,032,992
25,500,000		K2 (USA) LLC, (K2 Corp. GTD), 1.350%, 5/22/2003	25,394,813

		TOTAL	187,427,805

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Food & Beverage--1.2%
$115,265,000		General Mills, Inc., 1.430% - 1.600%, 2/4/2003 - 4/23/2003	$114,949,113
37,800,000		Sara Lee Corp., 1.310%, 2/10/2003 - 2/21/2003	37,776,012

		TOTAL	152,725,125

		Insurance--0.4%
50,000,000		AEGON Funding Corp., 1.290%, 7/17/2003	49,702,583

		Oil & Oil Finance--0.6%
75,000,000		Shell Finance (UK) PLC, 1.290%, 7/11/2003	74,570,000

		Retail--1.0%
131,100,000		Safeway, Inc., 1.370% - 1.450%, 3/13/2003 - 4/14/2003	130,813,777

		TOTAL COMMERCIAL PAPER	2,702,423,524

		SHORT-TERM NOTES--14.0%
		Banking--2.0%
150,000,000		Deutsche Bank AG, 1.372%, 2/3/2003	150,000,000
35,000,000		National City Bank, Indiana, 2.500%, 3/5/2003	35,000,000
75,000,000		National City Bank, Ohio, 2.500%, 3/10/2003	74,998,873

		TOTAL	259,998,873

		Brokerage--5.1%
330,000,000		Bear Stearns Cos., Inc., 1.462%, 2/3/2003	330,000,000
195,000,000		Goldman Sachs Group, Inc., 1.440% - 1.480%, 2/3/2003 - 5/15/2003	195,000,000
128,000,000		Merrill Lynch & Co., Inc., 1.462% - 2.450%, 2/3/2003 -- 3/24/2003	128,000,000

		TOTAL	653,000,000

		Finance - Automotive--1.5%
7,375,210		Americredit Automobile Receivables Trust, (Series 2002-A), Class A1, 1.818%, 11/6/2003	7,375,210
20,000,000		Capital One Auto Finance Trust, (Series 2002-C), Class A1, 1.434%, 12/15/2003	20,000,000
2,839,928		CarMax Auto Owner Trust, (Series 2002-2), Class A1, 1.425%, 12/15/2003	2,839,928
13,655,879		Ford Credit Auto Owner Trust, (Series 2002-D), Class A1, 1.790%, 5/15/2003	13,655,879
17,538,000		Ford Motor Credit Co., 1.600%, 3/17/2003	17,529,816
3,850,000		General Motors Acceptance Corp., 5.950%, 3/14/2003	3,865,270
3,240,519		Honda Auto Receivables Owner Trust, (Series 2002-2), Class A1, 1.950%, 6/13/2003	3,240,519
48,209,489		Household Automotive Trust, (Series 2002-3), Class A1, 1.413%, 12/17/2003	48,209,489
22,178,290		MMCA Auto Owner Trust, (Series 2002-4), Class A1, 1.763%, 10/15/2003	22,178,290
20,745,386		Nissan Auto Lease Trust, (Series 2002-A), Class A1, 1.400%, 11/17/2003	20,745,386
Principal Amount			Value
		SHORT-TERM NOTES--continued
		Finance - Automotive--continued
$1,223,440		Nissan Auto Receivables Owner Trust, (Series 2002-B), Class A1, 2.090%, 5/9/2003	$1,223,440
8,053,726		SSB Auto Loan Trust, (Series 2002-1), Class A1, 1.658%, 11/15/2003	8,053,726
24,000,000		WFS Financial Owner Trust, (Series 2002-4), Class A1, 1.676%, 11/20/2003	24,000,000

		TOTAL	192,916,953

		Finance - Equipment--0.8%
39,152,113		Bank of America Lease Equipment Trust, (Series 2002-A), Class A1, 1.438%, 12/22/2003	39,152,112
37,548,971		CNH Equipment Trust, (Series 2002-B), Class A1, 1.406%, 12/9/2003	37,548,971
21,199,205		Navistar Financial Corp. Owner Trust, (Series 2002-B), Class A1, 1.620%, 11/15/2003	21,199,205

		TOTAL	97,900,288

		Finance - Securities--4.0%
221,000,000		Beta Finance, Inc., (Beta Finance Corp. GTD), 1.400% - 3.000%, 4/8/2003 - 2/5/2004	221,000,000
90,000,000		K2 (USA) LLC, (K2 Corp. GTD), 2.320% - 2.450%, 3/3/2003 - 7/7/2003	90,000,000
193,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.605% - 2.705%, 2/26/2003 - 2/6/2004	192,997,250

		TOTAL	503,997,250

		Municipal--0.1%
9,000,000		Hudson County, NJ, 2.750%, 9/26/2003	9,017,111

		Telecommunications--0.5%
60,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	60,308,607

		TOTAL SHORT-TERM NOTES	1,777,139,082

		GOVERNMENT AGENCIES--1.5%
		Government Agency--1.5%
115,000,000		Federal Home Loan Bank System, 1.600% - 1.720%, 11/3/2003 - 2/3/2004	115,000,000
71,500,000		Federal Home Loan Mortgage Corp., 1.750% - 5.250%,12/8/2003 - 2/15/2004	72,347,423

		TOTAL GOVERNMENT AGENCIES	187,347,423

		LOAN PARTICIPATION--3.3%
		Chemicals--0.5%
60,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co. GTD), 1.490%, 9/30/2003	60,000,000

		Electrical Equipment--0.2%
29,600,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 1.386%, 5/19/2003	29,600,000

Principal Amount			Value
		LOAN PARTICIPATION--continued
		Finance - Automotive--0.8%
$30,200,000		GMAC Residential Holding Corp., (General Motors Acceptance Corp. GTD), 1.880% - 1.930%, 2/3/2003	$30,196,797
70,700,000		General Motors Acceptance Corp., Mortgage of PA, (General Motors Acceptance Corp. GTD), 1.930% - 1.990%, 2/3/2003 -- 2/20/2003	70,695,422

		TOTAL	100,892,219

		Finance - Retail--1.8%
235,000,000		Countrywide Home Loans, Inc., 1.380%, 2/5/2003 - 3/19/2003	235,000,000

		TOTAL LOAN PARTICIPATION	425,492,219

		NOTES - VARIABLE--29.9%[2]
		Banking--12.5%
5,300,000		1700 Financial Group, Inc., (Series 2002), (Regions Bank, Alabama LOC), 1.440%, 2/5/2003	5,300,000
5,340,000		35 N. Fourth Street Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	5,340,000
4,480,000		4 C's LLC, (Series 1998), (KeyBank, N.A. LOC), 1.400%, 2/6/2003	4,480,000
2,945,000		AC, Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,945,000
5,000,000		AW Mobile LLC, (SouthTrust Bank of Alabama, Birmingham LOC), 1.550%, 2/7/2003	5,000,000
445,000		Alabama State, IDA, Nichols Research Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.400%, 2/7/2003	445,000
95,000		Alabama State, IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.440%, 2/6/2003	95,000
1,106,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 1.420%, 2/6/2003	1,106,000
8,425,000		Anchor Holdings LLC, (Series 2000), (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	8,425,000
2,100,000		Avondale Commerce Park, Phase III LLP, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,100,000
8,895,000		B.R. Williams Trucking, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	8,895,000
3,910,000		BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 1.440%, 2/6/2003	3,910,000
6,000,000		BMW Investments, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.450%, 2/7/2003	6,000,000
116,025,000		Becker, MN PCR, (Series 2002-H1), (Bank of New York Swap Agreement), 1.470%, 2/5/2003	116,025,000
1,575,000		Becker, MN PCR, (Series 2002-H2), (Bank of New York Swap Agreement), 1.470%, 2/5/2003	1,575,000
7,605,000		Bethesda Country Club, Inc., (Series 1997), (Allfirst Bank LOC), 1.560%, 2/4/2003	7,605,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,275,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	$1,275,000
6,200,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 1.440%, 2/6/2003	6,200,000
254,000,000		Blue Heron Funding Ltd., (Series 3A), (Westdeutsche Landesbank AG GTD), 1.351%, 2/28/2003	254,000,000
2,145,000		Bluff City Buick, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,145,000
2,690,000		Bon Secour Ltd., (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,690,000
7,525,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.440%, 2/7/2003	7,525,000
6,135,000		Briarwood LP, (Series 1999), (Bank One, N.A. (Ohio) LOC), 1.440%, 2/6/2003	6,135,000
3,500,000		Brittany Bay Partners II Ltd., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.490%, 2/6/2003	3,500,000
5,000,000		Brooksby Village, Inc., (Series 2002), (Lasalle Bank, N.A. LOC), 1.450%, 2/6/2003	5,000,000
6,480,000		Brumfield Properties, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.350%, 2/6/2003	6,480,000
2,993,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,993,000
3,828,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,828,000
8,725,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/5/2003	8,725,000
1,500,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 1.440%, 2/6/2003	1,500,000
18,150,000		Capital One Funding Corp., (Bank One, N.A. (Ohio) LOC), 1.400%, 2/6/2003	18,150,000
13,080,000		Capital One Funding Corp., (Bank One, Illinois, N.A. LOC), 1.400%, 2/6/2003	13,080,000
8,366,000		Capital One Funding Corp., (Series 1996-C), (Bank One, N.A. (Ohio) LOC), 1.400%, 2/6/2003	8,366,000
790,000		Carmel, IN, Telamon Corp., (Series A), (Huntington National Bank, Columbus, OH LOC), 1.490%, 2/6/2003	790,000
730,000		Carmel, IN, Telamon Corp., (Series B), (Huntington National Bank, Columbus, OH LOC), 1.490%, 2/6/2003	730,000
3,725,000		Cattail Creek Country Club, (Series 1999), (Allfirst Bank LOC), 1.560%, 2/4/2003	3,725,000
5,205,000		Century Drive Associates, (Series 2001), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 1.540%, 2/5/2003	5,205,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$6,850,000		Charlie N. McGlamry, (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/6/2003	$6,850,000
13,090,000		Church at Brook Hills, (SouthTrust Bank of Alabama, Birmingham LOC), 1.450%, 2/7/2003	13,090,000
5,320,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 1.400%, 2/6/2003	5,320,000
785,000		Colorado Health Facilities Authority, (Series B), (Bank One, Colorado LOC), 1.500%, 2/6/2003	785,000
4,905,000		Columbus, GA IDA, Woodmont Properties LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 1.390%, 2/6/2003	4,905,000
3,900,000		Commerce Towers LLC, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,900,000
7,250,000		Commercial Contractors, Inc., (Series 1998), (Allfirst Bank LOC), 1.560%, 2/4/2003	7,250,000
8,950,000		Consolidated Publishing Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.500%, 2/7/2003	8,950,000
1,660,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,660,000
7,090,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	7,090,000
9,500,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 1.440%, 2/6/2003	9,500,000
4,755,000		DLR Investments, Inc., (Series 2000), Ripley Crossing Project, (Bank One, Indiana, N.A. LOC), 1.440%, 2/6/2003	4,755,000
5,445,000		Dellridge Care Center LP, (Series 1997), (Allfirst Bank LOC), 1.560%, 2/4/2003	5,445,000
7,210,000		Dewberry IV LP, (Series 1997), (Allfirst Bank LOC), 1.560%, 2/4/2003	7,210,000
8,115,000		ERC Real Estate LLC, (KeyBank, N.A. LOC), 1.400%, 2/6/2003	8,115,000
105,000		Edgefield County, SC, (Series 1997), (Bondex, Inc. Project), (HSBC Bank USA LOC), 1.850%, 2/6/2003	105,000
4,100,000		Engle Printing & Publishing, (Allfirst Bank LOC), 1.540%, 2/7/2003	4,100,000
8,625,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 1.340%, 2/6/2003	8,625,000
3,394,000		Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst Bank LOC), 1.540%, 2/7/2003	3,394,000
1,190,000		Franklin County, PA IDA, (Series 2001 B), Precast Systems LLC, (Allfirst Bank LOC), 1.540%, 2/7/2003	1,190,000
3,680,000		Gannett Fleming, Inc., (Series 2001), (Allfirst Bank LOC), 1.540%, 2/7/2003	3,680,000
2,172,000		Gateway Foods, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,172,000
3,240,000		Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 1.450%, 2/7/2003	3,240,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$5,825,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/6/2003	$5,825,000
3,415,000		Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 1.390%, 2/6/2003	3,415,000
7,655,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 1.490%, 2/6/2003	7,655,000
15,000,000		Greene County, GA IDA, Reynolds Lodge LLC, (Series 2000 A), (Firstar Bank, N.A. LOC), 1.400%, 2/5/2003	15,000,000
2,000,000		Greene County, GA IDA, Reynolds Lodge LLC, (Series 2000 B), (Firstar Bank, N.A. LOC), 1.400%, 2/5/2003	2,000,000
1,020,000		Guilford Capital LLC, (Series 2002 -- D), (Regions Bank, Alabama LOC), 1.640%, 2/6/2003	1,020,000
3,335,000		Guilford Capital LLC, (Series 2002 -- E), (Regions Bank, Alabama LOC), 1.640%, 2/6/2003	3,335,000
4,995,000		H.C. Equities LP, (Wachovia Bank, N.A. LOC), 1.400%, 2/6/2003	4,995,000
89,000,000		HBOS Treasury Services PLC, 1.610%, 2/20/2003	89,000,000
8,270,000		HFS Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	8,270,000
8,500,000		Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.450%, 2/7/2003	8,500,000
12,600,000		Harris County, GA IDA, (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/6/2003	12,600,000
4,645,000		Hazlet Manor Associates, (Series 1998), (Allfirst Bank LOC), 1.560%, 2/4/2003	4,645,000
9,470,000		Healthcare Funding LLC, (Series 1999), (National City Bank, Michigan/Illinois LOC), 1.390%, 2/6/2003	9,470,000
9,145,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 1.390%, 2/6/2003	9,145,000
19,190,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 1.440%, 2/6/2003	19,190,000
940,000		Ilsco Corp., (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	940,000
3,800,000		Indian Hills Country Club, (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,800,000
1,155,000		J.W. Harris, Inc., (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	1,155,000
15,415,000		JFK Family Borrowing, LLP, (Series 1997), (Allfirst Bank LOC), 1.560%, 2/4/2003	15,415,000
7,446,290		Katie Realty LLC, (Series 2000), (Allfirst Bank LOC), 1.540%, 2/7/2003	7,446,290
5,105,000		Kenwood Country Club, Inc., (Series 1999), (Firstar Bank, N.A. LOC), 1.460%, 2/6/2003	5,105,000
6,300,000		KeyBank, N.A., Euro Medium Term Note, 1.472%, 3/19/2003	6,300,948
1,275,000		Laird's Auto Glass & Trim, Inc., (Standard Federal Bank, N.A. LOC), 1.490%, 2/5/2003	1,275,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,000,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 1.590%, 2/6/2003	$4,000,000
6,820,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999 B), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/7/2003	6,820,000
3,115,000		Lincoln Park Associates Ltd., (Bank One, N.A. (Chicago) LOC), 1.400%, 2/6/2003	3,115,000
2,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank AG Swap Agreement), 1.390%, 2/18/2003	2,000,000
5,125,000		M&C Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	5,125,000
5,200,000		Mac Churchill Properties North Ltd., (Series 2002), (SouthTrust Bank of Alabama, Birmingham LOC), 1.550%, 2/7/2003	5,200,000
4,250,000		Marion County, FL IDA, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	4,250,000
4,125,000		Maryland IDFA, Gen-Vec, Inc. Facility, (Series 1999), (Allfirst Bank LOC), 1.540%, 2/7/2003	4,125,000
114,000		Maryland IDFA, Human Genome Sciences, (Series1994), (Allfirst Bank LOC), 1.260%, 2/3/2003	114,000
21,610,000		Maryland IDFA., Human Genome Sciences, (Series 1997), (Allfirst Bank LOC), 1.560%, 2/4/2003	21,610,000
16,000,000		Maryland IDFA., Human Genome Sciences, (Series 2001-A), (Allfirst Bank LOC), 1.560%, 2/4/2003	16,000,000
675,000		Maryland IDFA, Pharmaceutics International, Inc., (Series 2001-B), (Allfirst Bank LOC), 1.540%, 2/7/2003	675,000
6,315,000		Maryland EDR., Shire US Inc., (Series 2000-A), (Allfirst Bank LOC), 1.540%, 2/7/2003	6,315,000
3,145,000		Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.450%, 2/7/2003	3,145,000
3,680,000		McClatchy-Avondale Corp., (Series 1999), (Allfirst Bank LOC), 1.560%, 2/4/2003	3,680,000
7,425,000		McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.400%, 2/7/2003	7,425,000
10,855,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 1.350%, 2/6/2003	10,855,000
4,410,000		Miller, James & Deborah, (Series 1997), (Allfirst Bank LOC), 1.560%, 2/4/2003	4,410,000
45,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.470%, 3/28/2003	45,000,000
3,190,000		Montgomery, AL IDB, (SouthTrust Bank of Alabama, Birmingham LOC), 1.350%, 2/6/2003	3,190,000
4,160,000		Neron Real Estate LLC, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	4,160,000
7,575,000		North American Gulf Terminals, Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.390%, 2/6/2003	7,575,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$8,250,000		ORIS Automotive Parts AL Ltd., (AmSouth Bank N.A., Birmingham LOC), 1.340%, 2/6/2003	$8,250,000
5,795,000		Oaklawn Hospital, MI, (Series 2000 A), (Standard Federal Bank, N.A. LOC), 1.440%, 2/5/2003	5,795,000
5,080,000		Old South Country Club, Inc., (Series 1999), (Allfirst Bank LOC), 1.560%, 2/4/2003	5,080,000
7,500,000		Olive Baptist Church, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	7,500,000
19,635,000		Omni HC, Inc., (Columbus Bank and Trust Co., GA LOC), 1.390%, 2/6/2003	19,635,000
2,827,500		Orange Beach Marina, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,827,500
19,000,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 1.400%, 2/6/2003	19,000,000
8,630,000		Perfect Properties LLC, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	8,630,000
3,934,000		Quality Synthetic Rubber Co., (Series 2000), (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	3,934,000
9,000,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	9,000,000
41,100,000		Riderwood Village, Inc., (Allfirst Bank LOC), 1.500%, 2/6/2003	41,100,000
2,200,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 1.440%, 2/6/2003	2,200,000
1,400,000		Room One Corp., (Series 2001), (Fulton Bank LOC), 1.740%, 2/6/2003	1,400,000
6,360,000		Royal Wine Corp. and KFP International Ltd., (Series 1998), (KeyBank, N.A. LOC), 1.400%, 2/6/2003	6,360,000
740,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.420%, 2/6/2003	740,000
21,190,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/6/2003	21,190,000
20,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/6/2003	20,000,000
8,830,000		Smith Land Improvement Corp., (Series 1999), (Allfirst Bank LOC), 1.560%, 2/4/2003	8,830,000
4,500,000		Southwest Atlanta E.O.C., Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.390%, 2/6/2003	4,500,000
17,280,000		Spectra Gases, Inc., (Commerce Bank, N.A., Cherry Hill, NJ LOC), 1.490%, 2/5/2003	17,280,000
7,960,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 1.440%, 2/6/2003	7,960,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.350%, 2/6/2003	3,200,000
1,670,000		TLC Realty LLC, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	1,670,000
5,895,000		Tanya K. Nitterhouse, (Allfirst Bank LOC), 1.540%, 2/7/2003	5,895,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$11,350,000		Team Rahal, Inc., (Series 2002), (Allfirst Bank LOC), 1.540%, 2/7/2003	$11,350,000
10,300,000		Test Associates, (Series 2002), (Fulton Bank LOC), 1.490%, 2/6/2003	10,300,000
4,885,000		Thomas Pipe and Steel LLC, (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	4,885,000
4,000,000		Thomaston-Upson County, GA IDA, Atlantic Paper & Foil Project, (RBC Centura Bank LOC), 1.490%, 2/6/2003	4,000,000
5,525,000		Town Development, Inc., (Series 2000), (Allfirst Bank LOC), 1.540%, 2/7/2003	5,525,000
15,000,000	[3]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.460%, 3/18/2003	15,000,000
3,300,000		University Church of Christ, (SouthTrust Bank of Alabama, Birmingham LOC), 1.550%, 2/7/2003	3,300,000
1,700,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank, N.A. LOC), 1.340%, 2/5/2003	1,700,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project, (Series 2000), (Lasalle Bank, N.A. LOC), 1.390%, 2/5/2003	12,360,000
90,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 1.350%, 2/6/2003	90,000
3,000,000		Vulcan, Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,000,000
12,250,000		WCN Properties LP, (Series 2), (Fulton Bank LOC), 1.490%, 2/6/2003	12,250,000
9,527,500		WCN Properties LP, (Series 2000), (Allfirst Bank LOC), 1.540%, 2/7/2003	9,527,500
112,000,000		Wells Fargo & Co., 1.370% -- 1.412%, 2/3/2003 -- 2/14/2003	112,000,000
6,795,000		West Memphis, IDRB, S-B Power Tool Project, (Series 2000 A), (J.P. Morgan Chase Bank LOC), 1.390%, 2/6/2003	6,795,000
7,130,000		West Shore Country Club, (Series 2000), (Allfirst Bank LOC), 1.540%, 2/7/2003	7,130,000
17,000,000		Westpac Banking Corp. Ltd., Sydney, New York, 1.335%, 3/13/2003	17,001,027
15,335,000		William Hill Manor, Inc., (Series 1998), (Allfirst Bank LOC), 1.560%, 2/4/2003	15,335,000
8,145,000		Wilsbach Distributors, Inc., (Series 1999), (Allfirst Bank LOC), 1.560%, 2/5/2003	8,145,000
225,000		York County, PA IDA, UL Holdings LLC, (Series 2000 B), (Allfirst Bank LOC), 1.540%, 2/7/2003	225,000
17,300,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/6/2003	17,300,000

		TOTAL	1,586,105,265

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Brokerage--2.9%
$205,000,000		Goldman Sachs Group, Inc., Promissory Notes, 1.415% - 1.470%, 2/3/2003 - 2/24/2003	$205,000,000
110,000,000		Merrill Lynch & Co., Inc., 1.425% - 1.640%, 2/3/2003 - 2/11/2003	110,059,709
50,000,000		Salomon Smith Barney Holdings, Inc., 1.631%, 2/18/2003	50,079,056

		TOTAL	365,138,765

		Chemicals--0.6%
69,000,000		Bayer Corp., (Bayer AG SA), 4.450%, 3/19/2003	69,128,004

		Consumer Products--0.5%
65,000,000		Diageo Capital PLC, (Diageo PLC GTD), 1.390%, 3/12/2003	65,000,000

		Finance - Automotive--0.4%
44,000,000		GMAC Residential Holding Corp., (General Motors Acceptance Corp. GTD), 1.938%, 2/3/2003	43,865,058

		Finance - Commercial--4.8%
135,000,000		Compass Securitization LLC, 1.327% - 1.337%, 2/9/2003 - 2/14/2003	134,993,242
258,000,000		General Electric Capital Corp., 1.396% - 1.470%, 2/3/2003 -- 3/2/2003	258,054,736
215,000,000		Paradigm Funding LLC, 1.308% - 1.370%, 2/2/2003 - 2/28/2003	215,000,000

		TOTAL	608,047,978

		Finance - Retail--0.9%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 1.926%, 2/18/2003	43,000,000
29,000,000		Household Finance Corp., 1.830%, 2/7/2003	29,016,277
46,000,000		SLM Corp., 1.552% - 1.690%, 2/18/2003 - 4/25/2003	46,057,914

		TOTAL	118,074,191

		Finance - Securities--3.4%
434,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.275% - 1.370%, 2/3/2003 -- 6/10/2003	433,957,858

		Government Agency--0.1%
5,120,000		Acton Assisted Living LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 1.350%, 2/6/2003	5,120,000
10,000,000		Student Loan Marketing Association, USA Education, INC., 1.432%, 4/25/2003	10,005,756

		TOTAL	15,125,756

Principal Amount or Shares			Value
		NOTES - VARIABLE--continued[2]
		Insurance--2.8%
$12,000,000		Allstate Life Insurance Co., 1.520%, 2/3/2003	$12,000,000
20,000,000		GE Capital Assurance Co., 1.730%, 2/10/2003	20,000,000
80,000,000		GE Life and Annuity Assurance Co., 1.380% - 1.525%, 2/3/2003 -- 3/3/2003	80,000,000
25,000,000		Jackson National Life Insurance Co., 1.450% - 1.816%, 2/24/2003 - 5/1/2003	25,000,000
35,000,000		Monumental Life Insurance Co., 1.510% - 1.560%, 2/28/2003 - 4/1/2003	35,000,000
15,000,000		New York Life Insurance Co., 1.520%, 2/28/2003	15,000,000
9,000,000		Premium Asset Trust, (Series 2001-4), (GE Capital Assurance Co.), 1.520%, 2/21/2003	9,000,075
15,000,000		Principal Life Insurance Co., 1.575%, 3/3/2003	15,000,000
13,000,000		Protective Life Insurance Co., 1.856%, 5/1/2003	13,000,000
36,995,000		Santa Monica Community College District, (Series 2001 D), (AMBAC INS) 1.390%, 2/6/2003	36,995,000
25,000,000		Security Life of Denver Insurance Co., 1.410% -- 1.449%, 3/17/2003 - 4/25/2003	25,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 1.530%, 4/7/2003	25,000,000
50,000,000		Travelers Insurance Co., 1.525%, 3/1/2003	50,000,000

		TOTAL	360,995,075

		Telecommunications--1.0%
33,500,000		BellSouth Telecommunications, Inc., 1.432%, 3/5/2003	33,500,000
92,600,000		Verizon Global Funding, 1.341% -- 1.370%, 2/18/2003 -- 2/19/2003	92,598,210

		TOTAL	126,098,210

		TOTAL NOTES - VARIABLE	3,791,536,160

		MUTUAL FUNDS--8.4%
		Asset Management--8.4%
100,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	100,000,000
631,000,000		Nations Cash Reserves	631,000,000
335,000,000		Scudder Money Market	335,000,000

		TOTAL MUTUAL FUNDS	1,066,000,000

		TIME DEPOSIT--0.6%
		Banking--0.6%
75,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.312%, 1/31/2003	75,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS--0.3%
$40,832,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.350%, dated 1/31/2003, to be repurchased at $40,836,594 on 2/3/2003 collateralized by U.S. Government Agency Obligations with various maturities to 1/16/2033	$40,832,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$12,743,477,402

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 2003, these securities amounted to $60,000,000 which represents 0.5% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($12,682,812,129) at January 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDR	--Economic Development Revenue
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IDFA	--Industrial Development Finance Authority
INS	--Insured
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.2%[1]
		Alabama--3.4%
$1,000,000		Alabama HFA (2000 Series A),Turtle Lake, Weekly VRDNs (Double Lake Ventures LLC)/(Federal National Mortgage Association LOC)	$1,000,000
14,620,000	[2]	Alabama State Public School & College Authority (PA-920R), 1.50% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/7/2003	14,620,000
500,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	500,000
715,000		Anniston, AL, IDB (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)	715,000
19,000,000		Birmingham, AL Downtown Redevelopment Authority, (Series 2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)	19,000,000
29,500,000		Birmingham, AL Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	29,500,000
3,500,000		Birmingham, AL, Tax Increment Financing District I Weekly VRDNs (MBIA INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,500,000
6,480,000		Daphne, AL Special Care Facilities Financing Authority, (Series 1998-A), Weekly VRDNs (Presbyterian Retirement Corp.)/(Ambac Financial Group, Inc. INS)/(Amsouth Bank N.A., Birmingham LIQ)	6,480,000
7,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	7,000,000
6,000,000		Jefferson County, AL Sewer, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,000,000
27,800,000		Jefferson County, AL Sewer, Warrants (Series 2002-A), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	27,800,000
38,200,000		Jefferson County, AL Sewer, Warrants (Series C-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	38,200,000
28,500,000		Jefferson County, AL Sewer, Warrants (Series C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	28,500,000
1,000,000		Mobile, AL Airport Authority, MERLOTS (Series 2000-A24), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	1,000,000
8,000,000		Mobile, AL IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.)	8,000,000
2,500,000		Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Bear Stearns Cos., Inc. LIQ)	2,500,000
34,750,000		Port City Medical Clinic Board Mobile, Al, (Series 1998A), Weekly VRDNs (Infirmary Health System, Inc.)/(Ambac Financial Group, Inc. INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	34,750,000
6,130,000		Port City Medical Clinic Board Mobile, Al, (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(Ambac Financial Group, Inc. INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	6,130,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$5,994,000		Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	$5,994,000
1,005,000		Tuscaloosa County, AL Port Authority, (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,005,000

		TOTAL	242,194,000

		Alaska--0.5%
4,675,000		Alaska International Airports System, (PT-1397), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	4,675,000
4,565,000		Alaska State Housing Finance Corp., (PT-37), Daily VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,565,000
7,025,000		Alaska State Housing Finance Corp., (PT-39), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,025,000
21,000,000		Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	21,000,000

		TOTAL	37,265,000

		Arizona--1.4%
15,500,000		Apache County, AZ IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	15,500,000
1,250,000		Apache County, AZ IDA, (Series 1983 A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	1,250,000
1,700,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One N.A. (Chicago) LOC)	1,700,000
3,000,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	3,000,000
3,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	3,000,000
9,020,000		Chandler, AZ IDA Weekly VRDNs (SMP II LP)/(Bank One N.A. (Chicago) LOC)	9,020,000
5,925,000		Chandler, AZ IDA, (Series 2000), Weekly VRDNs (River Ranch Apartments)/(Federal Home Loan Mortgage Corp. LOC)	5,925,000
700,000		Glendale, AZ IDA, (Series 1999), Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	700,000
2,500,000		Glendale, AZ IDA, Variable Rate Senior Living Facilities Revenue Bonds Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,500,000
18,000,000	[2]	Maricopa County, AZ Community College District, (PT-388), 1.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	18,000,000
13,340,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(Federal National Mortgage Association LOC)	13,340,000
5,550,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	5,550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$3,700,000		Pima County, AZ IDA, (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(Lasalle Bank, N.A. LOC)	$3,700,000
600,000		Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2000-208) Weekly VRDNs (Morgan Stanley LIQ)	600,000
1,765,000		Scottsdale, AZ IDA Weekly VRDNs (Scottsdale (Memorial Hospitals))/(Ambac Financial Group, Inc. INS)/(Dexia Credit Local LIQ)	1,765,000
1,500,000		Sierra Vista, AZ IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Apartments)/(Federal National Mortgage Association LOC)	1,500,000
4,000,000		Tempe, AZ IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	4,000,000
4,000,000		Tucson, AZ IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(Federal Home Loan Mortgage Corp. LOC)	4,000,000
1,500,000		Yavapai, AZ IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(Financial Security Assurance Inc INS)/(Dexia Credit Local LIQ)	1,500,000

		TOTAL	96,550,000

		Arkansas--0.2%
11,770,000		Fayetteville, AR Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village Project)/(U.S. Bank N.A., Cincinnatti LOC)	11,770,000

		California--3.6%
95,000,000		California School Cash Reserve Program Authority, (Series 2002A), 3.00% TRANs (Ambac Financial Group, Inc. INS), 7/3/2003	95,517,466
11,800,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-2), 1.80% TOBs (BNP Paribas SA LOC), Optional Tender 2/13/2003	11,800,000
35,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-9), 1.80% TOBs (Citibank N.A., New York LOC), Optional Tender 3/13/2003	35,000,000
62,500,000		California State, (Series A), 2.50% RANs, 6/20/2003	62,718,770
45,000,000		California State, RANs (Series 2002 FR/RI-F14J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	45,000,000
6,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	6,000,000

		TOTAL	256,036,236

		Colorado--1.1%
25,000,000		Colorado HFA, (Series 2002 AA), Weekly VRDNs (MBIA INS)/(WestLB AG LIQ)	25,000,000
3,410,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado LOC)	3,410,000
10,000,000		Colorado Health Facilities Authority, (Series 2002), Weekly VRDNs (Sisters of Charity of Leavenworth Health System)	10,000,000
1,600,000		Denver (City & County), CO, 1.95% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC), Optional Tender 12/15/2003	1,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Colorado--continued
$15,000,000		Denver West Metropolitan District, (Series 2001B), Weekly VRDNs (BNP Paribas SA LOC)	$15,000,000
4,000,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	4,000,000
8,200,000		Moffat County, CO, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(Ambac Financial Group, Inc. INS)/(Bank One N.A. (Chicago) LIQ)	8,200,000
13,170,000	[2]	Westminster, CO, (PT-467), 1.80% TOBs (Cascade Village Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ), Optional Tender 3/6/2003	13,170,000

		TOTAL	80,380,000

		Connecticut--2.3%
10,745,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.55% TOBs (Bank of America N.A. LIQ), Optional Tender 8/28/2003	10,745,000
12,550,000		Connecticut State Transportation Infrastructure Authority, (Series 2000 1) Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	12,550,000
26,695,000		Connecticut State, (Series 1997 B) Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	26,695,000
115,700,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003 1) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(WestLB AG LIQ)	115,700,000

		TOTAL	165,690,000

		District of Columbia--3.3%
17,500,000		District of Columbia, (Series 1985), Weekly VRDNs (American University)/(Ambac Financial Group, Inc. INS)/(WestLB AG LIQ)	17,500,000
11,400,000		District of Columbia, (Series 1998B), Daily VRDNs (Medlantic/Helix Parent, Inc.)/(Financial Security Assurance Inc INS)/(Bank of New York and J.P. Morgan Chase Bank LIQs)	11,400,000
63,900,000		District of Columbia, (Series 1998C), Daily VRDNs (Medlantic/Helix Parent, Inc.)/(Financial Security Assurance Inc INS)/(Bank of America N.A. LIQ)	63,900,000
7,565,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(Ambac Financial Group, Inc. INS)/(Bank of America N.A. LIQ)	7,565,000
5,910,000		District of Columbia, (Series 1999,) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Allfirst Bank LOC)	5,910,000
9,000,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	9,000,000
40,000,000		District of Columbia, (Series 2001C), Weekly VRDNs (FGIC INS)/ (FGIC Securities Purchase, Inc. LIQ)	40,000,000
20,000,000		District of Columbia, (Series 2002D), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	20,000,000
50,000,000		District of Columbia, 2.50% TRANs (Bank of Nova Scotia, Toronto LOC), 9/30/2003	50,227,249
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		District of Columbia--continued
$2,830,000		District of Columbia, PUTTERs (Series 152), Weekly VRDNs (Financial Security Assurance Inc. INS)/(J.P. Morgan Chase Bank LIQ)	$2,830,000
3,575,000		District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	3,575,000

		TOTAL	231,907,249

		Florida--7.6%
15,325,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(Financial Security Assurance Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	15,325,000
6,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,000,000
18,505,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 2002-24), Weekly VRDNs (Escambia County, FL)/(Ambac Financial Group, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	18,505,000
10,000,000		Brevard County, FL Educational Facilities Authority, (Series B), Weekly VRDNs (Florida Institute of Technology)/(Bank of America N.A. LOC)	10,000,000
2,580,000		Brevard County, FL Weekly VRDNs (Greywater Investments)/(Huntington National Bank, Columbus, OH LOC)	2,580,000
6,200,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	6,200,000
1,850,000		Dade County, FL IDA, (Series 1985D), Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC)	1,850,000
54,250,000		Dade County, FL Water & Sewer System Weekly VRDNs (FGIC INS)/(Lloyds TSB Bank PLC, London LIQ)	54,250,000
10,905,000		Eustis Health Facilities Authority, FL, (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC)	10,905,000
5,480,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)	5,480,000
8,200,000		Florida Housing Finance Agency, (Series 1985 YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(Federal National Mortgage Association LOC)	8,200,000
9,000,000	[2]	Florida Housing Finance Corp., (PT-481), 1.80% TOBs (Oaks at Mill Creek Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ), Optional Tender 3/1/2003	9,000,000
9,575,000		Florida State Board of Education Lottery, (PT-1527), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,575,000
6,000,000		Florida State Department of Environmental Protection, (Series 2001-637), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	6,000,000
6,000,000		Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$2,500,000		Fort Myers, FL Utilities Revenue, (Series 1998-168), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	$2,500,000
575,000		Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	575,000
58,000,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA INS)/(Bank One N.A. (Chicago) LIQ)	58,000,000
49,325,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	49,325,000
20,330,000		Highlands County, FL Health Facilities Authority, (Series 1997-A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	20,330,000
1,000,000		Hillsborough County, FL IDA, (Series 1988), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	1,000,000
12,100,000		Hillsborough County, FL IDA, (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC)	12,100,000
13,500,000		JEA, FL Electric System, (Subordinate Revenue Bonds) (2000 Series F), Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	13,500,000
21,000,000		Lee County, FL IDA, (Series 1999B), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	21,000,000
5,000,000		Lee County, FL IDA, (Series 2002), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	5,000,000
2,750,000		Martin County, FL IDA, (Series 2001), Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC)	2,750,000
3,365,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Bonds (Series 1992), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC)	3,365,000
84,850,000		Miami-Dade County, FL School District, 2.75% TANs, 6/26/2003	85,261,632
3,000,000		Orange County, FL Educational Facilities Authority, (Series 2001), Daily VRDNs (Rollins College)/(Bank of America N.A. LOC)	3,000,000
10,250,000		Orange County, FL IDA, (Series 2002), Weekly VRDNs (Catholic Diocese of Orlando)/(SunTrust Bank LOC)	10,250,000
9,700,000		Orange County, FL, (PT-1557), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,700,000
9,925,000		Palm Beach County, FL IDA, (Series 2002), Weekly VRDNs (The Children's Home Society of Florida)/(Wachovia Bank N.A. LOC)	9,925,000
11,800,000		Palm Beach County, FL, (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc. Project)/(Bank of America N.A. LOC)	11,800,000
5,500,000		Palm Beach County, FL, (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC)	5,500,000
2,370,000		Pasco County, FL Educational Facilities Authority, (Series 1999), Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank N.A., Birmingham LOC)	2,370,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$1,580,000		Pinellas County Industry Council, FL, Variable/Fixed Rate Development Revenue Bonds (Series 1997), Weekly VRDNs (Boyd Industries, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$1,580,000
11,400,000		Sarasota, FL, (Series 2000), Weekly VRDNs (Ringling School of Art and Design, Inc.)/(SunTrust Bank LOC)	11,400,000
2,000,000		St. Lucie County, FL PCR, (Series 2000), Daily VRDNs (Florida Power & Light Co.)	2,000,000
2,495,000		Tampa Bay, FL Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,495,000
8,925,000		Volusia County, FL Education Facility Authority, (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC)	8,925,000
15,010,000		Volusia County, FL Health Facilities Authority, (Series 1994A), Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(SunTrust Bank LOC)	15,010,000
5,900,000		West Orange, FL Healthcare District, (Series 1999B), Weekly VRDNs (SunTrust Bank LOC)	5,900,000

		TOTAL	544,431,632

		Georgia--4.0%
8,000,000		Athens-Clarke County, GA IDA, (Series 2001), Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC)	8,000,000
4,000,000		Augusta, GA HFA, (Series 1998), Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)	4,000,000
5,000,000		Burke County, GA Development Authority, (First Series 2000), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 3/3/2003	5,000,000
11,245,000		Burke County, GA Development Authority, (Series 1999A), Daily VRDNs (Oglethorpe Power Corp.)/(Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	11,245,000
5,142,000		Burke County, GA Development Authority, (Series A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ)	5,142,000
3,900,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, (Series 1996A), Weekly VRDNs (MBIA INS)/(SunTrust Bank LIQ)	3,900,000
5,400,000		Columbus, GA Hospital Authority, (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC)	5,400,000
3,570,000		De Kalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC)	3,570,000
7,280,000		Fulco, GA Hospital Authority, (Series 1999), Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC)	7,280,000
1,400,000		Fulton County, GA Development Authority, (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	1,400,000
6,000,000		Fulton County, GA Development Authority, (Series 2001), Weekly VRDNs (The Lovett School)/(SunTrust Bank LOC)	6,000,000
6,000,000		Fulton County, GA Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$26,245,000	[2]	Fulton County, GA Housing Authority, (PT-469), 1.95% TOBs (Cimarron & Monterey Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ), Optional Tender 6/12/2003	$26,245,000
9,000,000		Fulton County, GA Housing Authority, (Series 1996), Weekly VRDNs (Hampton Hills Apartments)/(Federal Home Loan Mortgage Corp. LOC)	9,000,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
5,500,000		Gainesville and Hall County, GA Development Authority, (Series 1999A), Weekly VRDNs (Lanier Village Estates, Inc.)/(Regions Bank, Alabama LOC)	5,500,000
11,500,000		Gainesville, GA Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	11,500,000
15,700,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	15,700,000
13,330,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	13,330,000
21,665,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	21,665,000
4,700,000		Georgia State Municipal Gas Authority, (Series B) Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	4,700,000
41,555,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	41,555,000
15,765,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	15,765,000
10,000,000		Georgia State Road and Tollway Authority, (Series 2002), 3.00% Bonds, 11/1/2003	10,116,809
6,000,000		Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	6,000,000
12,500,000		Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	12,500,000
1,200,000		Gwinnett County, GA IDA, (Series 2001), Weekly VRDNs (Gwinnett County, GA)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,200,000
3,500,000		Macon-Bibb County, GA Hospital Authority, (Series 2000), Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC)	3,500,000
8,400,000		Monroe County, GA Development Authority, (Second Series), Daily VRDNs (Georgia Power Co.)	8,400,000
8,000,000		Rockdale County, GA Hospital Authority, (Series 2002), Weekly VRDNs (Rockdale Hospital and Health System, Inc.)/(SunTrust Bank LOC)	8,000,000

		TOTAL	283,813,809

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Hawaii--0.3%
$13,250,000		Hawaii State Department of Budget & Finance, (Series 2003D), Weekly VRDNs (Kahala Nui)/(Lasalle Bank, N.A. LOC)	$13,250,000
10,000,000		Hawaii State, ROCs (Series 1044), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Salomon Smith Barney Holdings, Inc. LIQ)	10,000,000

		TOTAL	23,250,000

		Illinois--6.4%
11,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,000,000
14,705,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2001-13), 1.25% TOBs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	14,705,000
14,285,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,285,000
6,200,000		Chicago, IL Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,200,000
10,000,000		Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	10,000,000
21,500,000		Chicago, IL Metropolitan Water Reclamation District, (Series 2002-E), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	21,500,000
4,990,000		Chicago, IL Wastewater Transmission, MERLOTS (Series 2001-A125), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,990,000
2,430,000		Chicago, IL Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	2,430,000
27,000,000		Chicago, IL, (Series 2000A), Weekly VRDNs (Peoples Gas Light & Coke Co.)	27,000,000
7,885,000		Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,885,000
20,000,000		Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	20,000,000
4,640,000		Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	4,640,000
24,995,000		Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	24,995,000
6,665,000	[2]	Cook County, IL Community College District No. 508, MERLOTS (Series 2001-A4), 1.55% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,665,000
20,650,000		Cook County, IL, (Series 2002 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	20,650,000
12,885,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(Firstar Bank, N.A. LOC)	12,885,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(Lasalle Bank, N.A. LOC)	3,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$130,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(Bank One, Illinois N.A. LOC)	$130,000
7,000,000		Illinois Development Finance Authority, (Series 1999), Weekly VRDNs (North Shore Senior Center)/(American National Bank & Trust Co., Chicago LOC)	7,000,000
4,500,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (BAPS, Inc.)/(Comerica Bank - Texas LOC)	4,500,000
2,500,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(American National Bank & Trust Co., Chicago LOC)	2,500,000
1,000,000		Illinois Development Finance Authority, (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	1,000,000
3,200,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Burpee Museum of Natural History)/(American National Bank & Trust Co., Chicago LOC)	3,200,000
3,100,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Lyric Opera of Chicago)/(Bank One, Michigan, Caisse Nationale De Credit Agricole, Paris, Harris Trust & Savings Bank, Chicago and Northern Trust Co., Chicago, IL LOCs)	3,100,000
2,160,000		Illinois Development Finance Authority, IDB, (Series 1997), Weekly VRDNs (Ada S. McKinley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	2,160,000
111,325,000		Illinois Health Facilities Authority, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One N.A. (Chicago), Bank of America N.A. and Northern Trust Co., Chicago, IL LIQs)	111,325,000
7,900,000		Illinois Health Facilities Authority, (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(Financial Security Assurance Inc. INS)/(American National Bank & Trust Co., Chicago LIQ)	7,900,000
1,000,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F), Weekly VRDNs (Bank One, Michigan LOC)	1,000,000
9,995,000		Illinois State, (PT-380), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	9,995,000
25,000,000		Illinois State, 3.00% RANs, 6/15/2003	25,138,303
6,000,000		Illinois State, MERLOTS (Series 2002 A49), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	6,000,000
8,245,000		Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	8,245,000
7,200,000		Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (MBIA INS)/(J.P. Morgan Chase Bank LIQ)	7,200,000
4,975,000		Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	4,975,000
3,790,000		Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,790,000
10,875,000		Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	10,875,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$9,985,000		Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	$9,985,000
9,000,000		Regional Transportation Authority, IL, MERLOTS (Series 2002--A41), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	9,000,000
6,185,000		Village of Gilberts, IL Special Service Area No. 10, Timber Trails Project (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	6,185,000

		TOTAL	458,933,303

		Indiana--1.6%
11,115,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT) (Series 2002-7), 2.00% TOBs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/21/2003	11,115,000
4,465,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC)	4,465,000
5,890,000		Fort Wayne, IN, (Series 1998), Weekly VRDNs (St. Anne Home of the Diocese of Fort Wayne-South Bend, Inc.)/(Bank One, Indiana N.A. LOC)	5,890,000
8,380,000		Franklin, IN, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Firstar Bank, N.A. LOC)	8,380,000
1,010,000		Indiana Health Facility Financing Authority Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One, Indiana N.A. LOC)	1,010,000
36,470,000		Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA INS)/(Bear Stearns Cos., Inc. LIQ)	36,470,000
7,820,000		Indianapolis, IN, (Series 2000), Marquette Manor Project, Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)	7,820,000
2,950,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC)	2,950,000
8,000,000		Lawrence, IN EDRB, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(U.S. Bank N.A., Cincinnatti LOC)	8,000,000
1,935,000		Linton, IN, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Firstar Bank, N.A. LOC)	1,935,000
1,955,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC)	1,955,000
10,665,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(Key Bank, N.A. LOC)	10,665,000
4,000,000		Vigo County, IN EDRB, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC)	4,000,000
6,595,000		Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,595,000
6,105,000		Winona Lake, IN, (Series 1999A), Weekly VRDNs (Grace Village Retirement Community)/(Firstar Bank, N.A. LOC)	6,105,000

		TOTAL	117,355,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kansas--0.9%
$10,405,000		Kansas State Department of Transportation, (PT-384), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$10,405,000
5,185,000		Lawrence, KS, (Series 2002-I), 2.45% BANs, 6/1/2003	5,192,520
6,005,355		Unified Government of Wyandotte County/Kansas City, KS, (Series 2002-XV), 1.65% BANs, 2/1/2003	6,005,355
40,000,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-I), 1.35% BANs, 2/1/2004	39,991,600

		TOTAL	61,594,475

		Kentucky--0.2%
410,000		Boone County, KY Weekly VRDNs (Spring Meadow Associates)/(Huntington National Bank, Columbus, OH LOC)	410,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC)	7,500,000
9,535,000		Kentucky Economic Development Finance Authority, (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA INS)/(Bank One, Michigan LIQ)	9,535,000

		TOTAL	17,445,000

		Louisiana--0.5%
10,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17), 1.65% TOBs (Louisiana State Gas & Fuels)/(Ambac Financial Group, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/21/2003	10,000,000
800,000		Calcasieu Parish, LA, IDB Weekly VRDNs (Citgo Petroleum Corp.)/(WestLB AG LOC)	800,000
14,000,000		Calcasieu Parish, LA, IDB, (Series 1999) Weekly VRDNs (PPG Industries, Inc.)	14,000,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC)	8,000,000
4,700,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,700,000

		TOTAL	37,500,000

		Maryland--2.5%
1,300,000		Anne Arundel County, MD, (EDRB) (Series 1985 A), Weekly VRDNs (West Capital Associates LP)/(SunTrust Bank LOC)	1,300,000
1,300,000		Anne Arundel County, MD, (Series 1988), Weekly VRDNs (Oakland Hills LP Facility)/(Allfirst Bank LOC)	1,300,000
8,400,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	8,400,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC)	2,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$3,375,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College Facility)/(Allfirst Bank LOC)	$3,375,000
1,800,000		Baltimore, MD, (1988 Issue), Weekly VRDNs (University West LP)/(Allfirst Bank LOC)	1,800,000
9,000,000		Calvert County, MD EDA, (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	9,000,000
7,290,000		Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)	7,290,000
9,700,000		Frederick County, MD, (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Allfirst Bank LOC)	9,700,000
1,250,000		Harford County, MD, (Series 1988), Weekly VRDNs (1001 Partnership Facility)/(Allfirst Bank LOC)	1,250,000
775,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Allfirst Bank LOC)	775,000
2,805,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Allfirst Bank LOC)	2,805,000
15,165,000		Howard County, MD, (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/(Lasalle Bank, N.A. LOC)	15,165,000
4,365,000		Maryland Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Allfirst Bank LOC)	4,365,000
4,000,000		Maryland Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC)	4,000,000
1,910,000		Maryland Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Allfirst Bank LOC)	1,910,000
13,300,000		Maryland Health & Higher Educational Facilities Authority, (Series 1985A), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	13,300,000
10,175,000		Maryland Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Allfirst Bank LOC)	10,175,000
5,620,000		Maryland Health & Higher Educational Facilities Authority, (Series 1996-B), Weekly VRDNs (Loyola College in Maryland, Inc.)/(MBIA INS)/(Allfirst Bank LIQ)	5,620,000
1,950,000		Maryland Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Allfirst Bank LOC)	1,950,000
6,220,000		Maryland Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Allfirst Bank LOC)	6,220,000
5,000,000		Maryland Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)	5,000,000
3,150,000		Maryland Health & Higher Educational Facilities Authority, (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	3,150,000
13,000,000		Maryland Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	13,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$8,795,000		Maryland Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Allfirst Bank LOC)	$8,795,000
3,000,000		Maryland Industrial Development Financing Authority, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC)	3,000,000
15,630,000	[2]	Maryland State Community Development Administration, (PT-123), 1.90% TOBs (BNP Paribas SA LIQ), Optional Tender 5/22/2003	15,630,000
2,635,000		Maryland State IDFA, (1994 Issue), Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	2,635,000
13,000,000		Montgomery County, MD EDRB, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC)	13,000,000
2,101,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/(Allfirst Bank LOC)	2,101,000
495,000	[2]	Prince Georges County, MD Housing Authority Mortgage, (PT-1311), 1.55% TOBs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	495,000
2,875,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Allfirst Bank LOC)	2,875,000

		TOTAL	181,481,000

		Massachusetts--5.0%
11,273,140		Clipper Tax-Exempt Certificates Trust, (Series A), Weekly VRDNs (Massachusetts State Lottery Commission)/(Ambac Financial Group, Inc. INS)/(State Street Bank and Trust Co. LIQ)	11,273,140
3,000,000		Commonwealth of Massachusetts Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Citibank N.A., New York LIQ)	3,000,000
2,250,000		Commonwealth of Massachusetts, (Series 2000A), Daily VRDNs (Landesbank Baden-Wuerttemberg LIQ)	2,250,000
25,000,000		Commonwealth of Massachusetts, (Series 2001 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	25,000,000
17,215,000		Commonwealth of Massachusetts, (Series 2001 C), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	17,215,000
18,300,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (Toronto Dominion Bank LIQ)	18,300,000
11,000,000		Dighton-Rehobeth, MA Regional School District, 2.50% BANs, 6/6/2003	11,024,402
9,250,000		Hudson, MA, 2.60% BANs, 5/14/2003	9,266,459
41,700,000		Massachusetts Development Finance Agency, (Series 2002 R-1), Weekly VRDNs (Boston University)/(XL Capital Assurance Inc. INS)/(Bayerische Landesbank Girozentrale LIQ)	41,700,000
7,200,000		Massachusetts Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC)	7,200,000
37,565,000		Massachusetts Development Finance Agency, (Series R3), Weekly VRDNs (Boston University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	37,565,000
12,110,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark Health System)/(Financial Security Assurance Inc INS)/(Fleet National Bank LIQ)	12,110,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$3,627,500		Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Morgan Stanley LIQ)	$3,627,500
19,100,000		Massachusetts Water Resources Authority, (Series 2000B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	19,100,000
42,860,000		Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (Financial Security Assurance Inc. INS)/ (Bear Stearns Cos., Inc. LIQ)	42,860,000
10,000,000		Medford, MA, 2.25% BANs, 11/14/2003	10,050,070
15,000,000		New Bedford, MA, 2.50% BANs, 2/27/2003	15,008,185
17,775,000		Northborough-Southborough, MA Regional School District, (Series B), 2.75% BANs, 10/30/2003	17,924,288
6,000,000		Watertown, MA, 2.20% BANs, 11/14/2003	6,027,738
42,500,000		Westborough, MA, 2.50% BANs, 5/23/2003	42,588,777

		TOTAL	353,090,559

		Michigan--3.7%
18,619,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(Financial Security Assurance Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	18,619,000
4,909,000		Battle Creek, MI Economic Development Corp., (Series 1992), Weekly VRDNs (Michigan Carton & Paperboard Co.)/(American National Bank & Trust Co., Chicago LOC)	4,909,000
8,840,000	[2]	Detroit, MI City School District, (PA-997R), 1.55% TOBs (Financial Security Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	8,840,000
25,764,000		Detroit, MI City School District, Floater Certificates (Series 2001-710), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Morgan Stanley LIQ)	25,764,000
4,620,000		Detroit, MI City School District, Variable Certificates (Series 2002H), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Bank of America N.A. LIQ)	4,620,000
3,000,000		Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Bank of America N.A. LIQ)	3,000,000
6,475,000		Detroit, MI Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,475,000
5,700,000		Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	5,700,000
4,260,000		Detroit, MI Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	4,260,000
1,520,000		Garden City, MI HFA, (Series 1996A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	1,520,000
3,500,000		Grand Rapid & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	3,500,000
2,100,000		Grand Rapids, MI EDR, (Series 1983-B), Weekly VRDNs (Amway Grand Plaza Hotel Facilities)/(Fifth Third Bank, Michigan LOC)	2,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$1,150,000		Grand Rapids, MI Economic Development Corp., (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC)	$1,150,000
1,000,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A), Weekly VRDNs (Amway Hotel Corp.)/(Standard Federal Bank, N.A. LOC)	1,000,000
9,815,000	[2]	Huron Valley, MI School District, MERLOTS (Series 2001-A120), 1.55% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,815,000
6,705,000		Ingham County, MI Economic Development Corp., (Series 1995), Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One, Indiana N.A. LOC)	6,705,000
6,000,000		Jackson County, MI Economic Development Corp., (Series 2001A), Daily VRDNs (Vista Grande Villa)/(Lasalle Bank, N.A. LOC)	6,000,000
1,000,000		Kent Hospital Finance Authority, MI, (Series 1998B), Weekly VRDNs (Spectrum Health)/(MBIA INS)/(Bank One, Michigan LIQ)	1,000,000
10,000,000		Kentwood, MI Public Economic Development Corp. Weekly VRDNs (Holland Home Obligated Group)/(Lasalle Bank, N.A. LOC)	10,000,000
560,000		Michigan Higher Education Facilities Authority, (Series 1997), Weekly VRDNs (Davenport College of Business)/(Fifth Third Bank, Michigan LOC)	560,000
35,000,000		Michigan Municipal Bond Authority, (Series C-2), 2.25% RANs (J.P. Morgan Chase & Co. LOC), 8/22/2003	35,155,670
15,000,000		Michigan State Building Authority, (Series 3), 1.05% CP (Bank of New York LOC), Mandatory Tender 4/3/2003	15,000,000
9,985,000		Michigan State Hospital Finance Authority, (PT-732) Weekly VRDNs (Ascension Health Credit Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,985,000
9,000,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	9,000,000
745,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)	745,000
24,510,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)/(Ambac Financial Group, Inc. INS)/(Bank One N.A. (Chicago) LIQ)	24,510,000
3,000,000		Michigan State Hospital Finance Authority, (Series B), Weekly VRDNs (Standard Federal Bank, N.A. LOC)	3,000,000
2,500,000		Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	2,500,000
10,180,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(Federal National Mortgage Association LOC)	10,180,000
2,655,000		Michigan State Housing Development Authority, MERLOTS (Series 2002 B1), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	2,655,000
1,100,000		Michigan State, (Series A), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Dexia Credit Local LIQ)	1,100,000
4,000,000		Michigan Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$4,730,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (Pierce Foundation)/(Standard Federal Bank, N.A. LOC)	$4,730,000
7,495,000		Michigan Strategic Fund, (PA-334), Weekly VRDNs (Detroit Edison Co.)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,495,000
2,135,000		Rockford, MI Public Schools, Floater Certificates (Series 2002-589), Weekly VRDNs (Michigan State GTD)/(Morgan Stanley LIQ)	2,135,000
9,000,000		Wayne Westland Community Schools, MI, Floater Certificates (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	9,000,000

		TOTAL	266,727,670

		Minnesota--2.2%
8,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8), 2.05% TOBs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	8,000,000
8,600,000		Burnsville, MN, Variable Rate Demand Revenue Bonds (Series 1996), Weekly VRDNs (YMCA)/(Wells Fargo Bank Minnesota N.A. LOC)	8,600,000
1,500,000		Duluth, MN, (Series 1985) Weekly VRDNs (Wachovia Bank N.A. LOC)	1,500,000
2,050,000		Glencoe-Silverlake, MN Independent School District No. 2859, 2.25% TRANs (Minnesota State GTD), 8/11/2003	2,056,822
2,500,000		Minneapolis Special School District No. 001, MN, (PT-1451), Weekly VRDNs (Minnesota State GTD)/(Merrill Lynch & Co., Inc. LIQ)	2,500,000
1,950,000		Minneapolis, MN Multifamily Housing Authority, (Series 2001), Weekly VRDNs (Seven Corners Apartments)/(Wells Fargo Bank, N.A. LOC)	1,950,000
9,730,000		Minneapolis, MN, (Series 1993), Weekly VRDNs (Market Square Real Estate, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	9,730,000
10,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(Federal Home Loan Mortgage Corp. LOC)	10,000,000
995,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	995,000
1,475,000		Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	1,475,000
1,500,000		Minnesota State Commissioner of Iron Range Resources & Rehabilitation, (Series 1991), Weekly VRDNs (Louisiana-Pacific Corp.)/(Wachovia Bank N.A. LOC)	1,500,000
16,125,000		Minnesota State, (PT-399), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	16,125,000
10,810,000		Minnesota State, (PT-400), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,810,000
15,500,000		Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ)	15,500,000
5,800,000		Minnesota State, PUTTERs (Series 273), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	5,800,000
2,500,000		Park Rapids, MN Independent School District No.309, 1.70% TRANs (Minnesota State GTD), 9/1/2003	2,501,419
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$7,000,000		Rochester, MN Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ)	$7,000,000
6,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 1.45% CP (Mayo Foundation)/(Chase Manhattan Bank (USA) N.A., Wilmington LIQ), Mandatory Tender 2/13/2003	6,000,000
13,400,000		Rochester, MN Health Care Facility Authority, (Series 2000C), 1.05% CP (Mayo Foundation)/(Wells Fargo Bank Minnesota N.A. LIQ), Mandatory Tender 2/4/2003	13,400,000
8,000,000		Seaway Port Authority of Duluth, MN, (Series 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC)	8,000,000
5,500,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank Minnesota N.A. LOC)	5,500,000
10,335,000		University of Minnesota, (Series 1999A), Weekly VRDNs	10,335,000
4,995,000		University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ)	4,995,000

		TOTAL	154,273,241

		Mississippi--0.2%
855,000		Hinds County, MS, (Series 1991), Weekly VRDNs (North State St. Project)/(Amsouth Bank N.A., Birmingham LOC)	855,000
10,680,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(Amsouth Bank N.A., Birmingham LOC)	10,680,000

		TOTAL	11,535,000

		Missouri--0.4%
2,650,000		Kansas City, MO School District Building Corp., (Series 2002A), 4.00% Bonds (Kansas City, MO School District)/(FGIC INS), 2/1/2003	2,650,000
3,800,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Dialysis Clinic, Inc.)/(SunTrust Bank LOC)	3,800,000
9,500,000		Missouri State HEFA, (Series A), 2.50% Bonds (SSM Health Care Credit Group), 6/1/2003	9,532,396
12,500,000		University of Missouri, (Series 2000), Daily VRDNs	12,500,000

		TOTAL	28,482,396

		Multistate--3.1%
32,977,952		ABN AMRO Chicago Corp. (Series 1997-1), LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	32,977,952
46,459,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate) (Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	46,459,000
11,809,560		Koch Floating Rate Trust (Multistate Non-AMT) (Series 2000-1), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(State Street Bank and Trust Co. LIQ)	11,809,560
28,259,000		Koch Floating Rate Trust (Multistate Non-AMT) (Series 2001-1), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(State Street Bank and Trust Co. LIQ)	28,259,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multistate--continued
$26,000,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A), Weekly VRDNs (Metrolink Cross County Extension)/(Financial Security Assurance Inc. INS)/(WestLB AG LIQ)	$26,000,000
5,963,285	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1998-2), 2.00% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/8/2003	5,963,285
15,474,396	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1999-2), 2.00% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/15/2003	15,474,396
55,500,000		TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	55,500,000

		TOTAL	222,443,193

		Nevada--0.1%
7,500,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-1), Weekly VRDNs (Nevada State)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	7,500,000

		New Hampshire--0.9%
8,000,000		New Hampshire Health and Education Facilities Authority, (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC)	8,000,000
56,300,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 2002), Weekly VRDNs (Dartmouth College, NH)	56,300,000

		TOTAL	64,300,000

		New Jersey--1.4%
1,860,000		Delaware River Port Authority, PUTTERs (Series 144), Weekly VRDNs (Financial Security Assurance Inc. INS)/(J.P. Morgan Chase Bank LIQ)	1,860,000
22,600,000		Hamilton Township, NJ, 2.125% BANs, 10/17/2003	22,709,371
6,000,000		Moorestown Township, NJ, 3.00% BANs, 5/29/2003	6,021,522
4,995,000	[2]	New Jersey EDA, (PA-827R), 1.60% TOBs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/18/2003	4,995,000
11,200,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts (Series 1996-1), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	11,200,000
6,000,000		North Brunswick Township, NJ, 2.50% BANs, 2/21/2003	6,002,584
24,585,000		Port Authority of New York and New Jersey, (Series 2001-736), Weekly VRDNs (Financial Security Assurance Inc INS)/(Morgan Stanley LIQ)	24,585,000
10,066,000		Trenton, NJ, 2.25% BANs, 10/17/2003	10,118,545
11,277,000		Trenton, NJ, 2.25% BANs, 10/17/2003	11,335,827

		TOTAL	98,827,849

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Mexico--0.0%
$2,500,000		Bernalillo County, NM, (Series 2002), 3.00% BANs, 3/15/2003	$2,502,404

		New York--10.2%
16,000,000		Chenango Valley, NY Central School District, 2.375% BANs, 6/27/2003	16,042,420
24,540,500		Cornwall, NY Central School District, 2.25% BANs, 10/17/2003	24,651,344
39,200,000		Long Island Power Authority, (Series 1A), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	39,200,000
30,000,000		Long Island Power Authority, (Series 3A), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	30,000,000
46,215,000		Metropolitan Transportation Authority, NY, Floater Certificates (Series 2001-660), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Morgan Stanley LIQ)	46,215,000
24,000,000		Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	24,000,000
15,000,000		New York City Municipal Water Finance Authority, Floater Certificates (Series 2001-687), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	15,000,000
30,025,000		New York City Municipal Water Finance Authority, Trust Receipts (Series 1997 FR/RI-6), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	30,025,000
75,000,000		New York City, NY Transitional Finance Authority, (Series 2002 FR/RI- L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	75,000,000
24,900,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Series 2003 3-H), Daily VRDNs (Bank of New York LIQ)	24,900,000
40,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003 1-C), Daily VRDNs (J.P. Morgan Chase Bank LIQ)	40,000,000
5,400,000		New York City, NY, (Series 1995 B-8), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	5,400,000
21,900,000		New York City, NY, (1996 Series J-2), Weekly VRDNs (WestLB AG LOC)	21,900,000
17,400,000		New York City, NY, (1996 Series J-3), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	17,400,000
50,000,000		New York City, NY, 2.50% RANs, 4/11/2003	50,105,375
150,200,000		New York City, NY, FR/RI (Series 2002 L24J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	150,200,000
7,675,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, (Series 2001-732), Weekly VRDNs (Morgan Stanley LIQ)	7,675,000
5,470,000		New York State Environmental Facilities Corp., Floater Certificates (Series 2001-658), Weekly VRDNs (New York City Municipal Water Finance Authority)/(Morgan Stanley LIQ)	5,470,000
16,812,500		New York State Thruway Authority, Floater Certificates (Series 2001-691), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Morgan Stanley LIQ)	16,812,500
7,500,000		North Syracuse, NY Central School District, 2.40% BANs, 6/20/2003	7,519,650
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$3,000,000		Northport - East Northport, NY Unified Free School District, 2.25% TANs, 6/30/2003	$3,008,433
18,000,000		Northport - East Northport, NY Unified Free School District, 2.50% TANs, 6/30/2003	18,069,412
11,690,773		Skaneateles, NY Central School District, 2.50% BANs, 6/20/2003	11,725,767
15,000,000		Spencerport, NY Central School District, 2.00% BANs, 3/14/2003	15,004,139
11,185,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (Financial Security Assurance Inc. INS)/ (J.P. Morgan Chase Bank LIQ)	11,185,000
4,000,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J.P. Morgan Chase Bank LIQ)	4,000,000
17,950,000		Wallkill, NY Central School District, 2.375% BANs, 6/26/2003	17,997,323

		TOTAL	728,506,363

		North Carolina--1.2%
1,200,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	1,200,000
31,000,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	31,000,000
35,000,000		North Carolina Medical Care Commission, (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	35,000,000
8,000,000		North Carolina State, Public Improvement Bonds (Series 2002E), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	8,000,000
7,650,000		North Carolina State, Public Improvement Bonds (Series 2002F), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	7,650,000

		TOTAL	82,850,000

		Ohio--7.0%
8,338,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 1998-18), 2.00% TOBs (Cleveland, OH Waterworks)/(Financial Security Assurance Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	8,338,000
2,005,000		Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	2,005,000
15,000,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC)	15,000,000
12,425,000		Ashland County, OH Health Care, (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	12,425,000
6,925,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2), Certificates of Ownership, Weekly VRDNs (Bank One, Kentucky LOC)	6,925,000
8,975,000		Butler County Hospital, (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(Bank One N.A. (Ohio) LOC)	8,975,000
5,500,000		Butler County, OH, (Series 2002), Weekly VRDNs (LifeSphere, Inc.)/(U.S. Bank N.A., Cincinnatti LOC)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$4,165,000		Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (Financial Security Assurance Inc. INS)/(J.P. Morgan Chase Bank LIQ)	$4,165,000
11,720,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(Ambac Financial Group, Inc. INS)/(Harris Trust & Savings Bank, Chicago LIQ)	11,720,000
9,575,000		Clark County, OH, (Series 2001), Weekly VRDNs (Ohio Masonic Home)/(Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	9,575,000
10,165,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	10,165,000
23,000,000		Cuyahoga County, OH Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	23,000,000
4,500,000		Cuyahoga County, OH Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	4,500,000
5,000,000		Cuyahoga County, OH IDA, (Series A-1), Remarketing Weekly VRDNs (University School)/(Key Bank, N.A. LOC)	5,000,000
4,420,000		Cuyahoga County, OH, (Series 1999), Weekly VRDNs (The Renaissance)/(Lasalle Bank, N.A. LOC)	4,420,000
4,000,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC)	4,000,000
5,000,000		Cuyahoga, OH Community College District, (Series 2002B), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Key Bank, N.A. LIQ)	5,000,000
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	2,500,000
4,170,000		Erie County, OH, (Series 1996A), Weekly VRDNs (Providence Care Center)/(Bank One N.A. (Ohio) LOC)	4,170,000
3,280,000		Franklin County, OH Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	3,280,000
1,450,000		Franklin County, OH Health Care Facilities, (Series 1999 B), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	1,450,000
2,000,000		Franklin County, OH Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC)	2,000,000
4,500,000		Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(Bank One, Illinois N.A. LOC)	4,500,000
20,000,000		Franklin County, OH Mortgage Revenue, (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	20,000,000
10,000,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	10,000,000
6,130,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC)	6,130,000
1,335,000		Genoa Village, OH, (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank, Cincinnati LOC)	1,335,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$14,930,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC)	$14,930,000
5,600,000		Greene County, OH, (Series D), 2.10% BANs, 5/30/2003	5,603,740
8,100,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A), Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(J.P. Morgan Chase Bank LOC)	8,100,000
9,450,000		Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, N.A. LOC)	9,450,000
6,130,000		Henry County, OH, (Series 1996), Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC)	6,130,000
11,970,000		Hudson City, OH, 1.80% BANs, 11/26/2003	12,009,482
69,045,000		Kent State University, OH, (Series 2001), Weekly VRDNs (MBIA INS)/ (Dexia Bank, Belgium LIQ)	69,045,000
13,000,000		Lake County, OH Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	13,000,000
10,800,000		Lakewood, OH, (Series 2000), Weekly VRDNs (St. Edward High School)/(Allied Irish Banks PLC LOC)	10,800,000
7,595,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(National City Bank, Ohio LOC)	7,595,000
10,000,000		Lorain, OH City School District, 2.11% BANs, 2/24/2003	10,003,646
5,355,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,355,000
5,835,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,835,000
7,400,000		Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinnatti LOC)	7,400,000
12,475,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC)	12,475,000
110,000		Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	110,000
10,700,000		Lucas County, OH, (Series 1), 1.90% BANs, 10/16/2003	10,731,869
1,320,000		Marion County, OH Health Care Facilities Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,320,000
4,000,000		Marion County, OH Health Care Facilities, (Series 2002), Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	4,000,000
5,850,000		Mason, OH, 2.60% BANs, 5/29/2003	5,862,880
7,400,000		Medina County, OH, (Series 1997), Weekly VRDNs (Plaza 71 Associates Ltd.)/(WestLB AG LOC)	7,400,000
3,655,000		Middletown, OH, 2.50% BANs, 5/21/2003	3,660,888
2,910,000		Montgomery, OH IDA Weekly VRDNs (Bethesda Two LP)/(Huntington National Bank, Columbus, OH LOC)	2,910,000
7,000,000		New Albany, OH, (Series B), Weekly VRDNs (Bank One N.A. (Ohio) LOC)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$5,920,000		North Ridgeville, OH, 2.28% BANs, 5/8/2003	$5,922,732
9,000,000		Ohio State Building Authority, (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	9,000,000
845,000		Ohio State Higher Education Facility Weekly VRDNs (Notre Dame College)/(National City Bank, Ohio LOC)	845,000
5,695,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates (Series 1998-71), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	5,695,000
3,600,000		Ohio State University, (Series 1999 B2), Weekly VRDNs	3,600,000
5,375,000		Ohio State, (Series 2002), FR/RI-L31J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,375,000
4,500,000		Rickenbacker, OH Port Authority, (Series 1992), Weekly VRDNs (Rickenbacker Holdings, Inc.)/(Bank One N.A. (Ohio) LOC)	4,500,000
5,175,000		Ross County, OH Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC)	5,175,000
4,450,000		Ross County, OH, Health Care Facilities Revenue Bonds (Series 2001), Weekly VRDNs (Traditions at Chillicothe)/(Huntington National Bank, Columbus, OH LOC)	4,450,000
2,650,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC)	2,650,000
6,000,000		Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC)	6,000,000
4,250,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC)	4,250,000
1,235,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty Project)/(Bank One N.A. (Ohio) LOC)	1,235,000
4,095,000		Willoughby, OH, 1.90% BANs, 12/19/2003	4,118,805
2,025,000		Wood County, OH, (Series 1998), Weekly VRDNs (IMCO Carbide Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	2,025,000

		TOTAL	501,647,042

		Oklahoma--0.2%
1,790,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	1,790,000
5,270,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC)	5,270,000
8,000,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC)	8,000,000

		TOTAL	15,060,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oregon--0.7%
$50,000,000		Oregon State, (Series A), 3.25% TANs, 5/1/2003	$50,149,349

		Pennsylvania--5.0%
3,500,000		Adams County, PA IDA, (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(Ambac Financial Group, Inc. INS)/(Allied Irish Banks PLC LIQ)	3,500,000
5,695,000		Allegheny County, PA HDA, (Series 1990 D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA INS)/(J.P. Morgan Chase Bank LIQ)	5,695,000
7,975,000		Allegheny County, PA HDA, (Series 2001B), Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A. LOC)	7,975,000
8,000,000		Allegheny County, PA HDA, (Series 2000 A), 1.95% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2003	8,000,000
4,835,000		Allegheny County, PA HDA, (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(Bank One, Michigan LOC)	4,835,000
3,605,000		Allegheny County, PA IDA, (Series 1992) Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC)	3,605,000
4,000,000		Allegheny County, PA IDA, (Series 2002), 3.00% TOBs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2003	4,015,811
8,600,000		Allegheny County, PA IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	8,600,000
2,490,000		Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds (Series 1997A), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	2,490,000
4,485,000		Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds (Series 1997 B), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	4,485,000
3,850,000		Butler County, PA IDA, IDRB's (Series 1997), Weekly VRDNs (Wise Business Forms, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,850,000
4,615,000		Central Bucks, PA School District, (Series 2000 A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,615,000
4,440,000		Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2000B), Weekly VRDNs (Asbury Heights)/(Lasalle Bank, N.A. LOC)	4,440,000
11,800,000		Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	11,800,000
12,652,500		Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (Financial Security Assurance Inc INS)/(Morgan Stanley LIQ)	12,652,500
3,500,000		Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F), Weekly VRDNs (Bank of America N.A. LIQ)	3,500,000
6,000,000		Cumberland County, PA Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	6,000,000
15,000,000		Cumberland County, PA Municipal Authority, (Series 2002-C), Weekly VRDNs (Wesley Affiliated Services, Inc. Obligated Group)/(Lloyds TSB Bank PLC, London LOC)	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$9,000,000		Cumberland County, PA Municipal Authority, (Series 2003-B), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	$9,000,000
7,320,000		Cumberland County, PA Municipal Authority, Variable Rate Revenue Bonds (Series 1996 B), 1.80% TOBs (Dickinson College)/(Mellon Bank N.A., Pittsburgh LOC), Mandatory Tender 11/1/2003	7,320,000
4,575,000		Cumberland County, PA, (Series 2000), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	4,575,000
4,500,000		Cumberland County, PA, (Series 2001), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	4,500,000
4,410,000		Dallastown Area School District, PA, G.O. Bonds (Series 1998), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,410,000
14,500,000		Dauphin County, PA General Authority, Education and Health Loan Program, (Series 1997), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	14,500,000
3,130,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	3,130,000
4,555,000		Delaware Valley, PA Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Bank of America N.A. LIQ)	4,555,000
15,000,000		Doylestown Hospital Authority, PA, (Series 1998 B), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(PNC Bank, N.A. LIQ)	15,000,000
1,000,000		East Hempfield Township, PA IDA, (Series 1997), Weekly VRDNs (Mennonite Home)/(Allfirst Bank LOC)	1,000,000
2,000,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC)	2,000,000
16,745,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Citizens Bank of Pennsylvania LOC)	16,745,000
9,700,000		Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/(Allfirst Bank LOC)	9,700,000
6,700,000		Lancaster, PA IDA, (Series 2000 B), Weekly VRDNs (Garden Spot Village)/(SunTrust Bank LOC)	6,700,000
8,200,000		Mercersburg Borough, PA General Purpose Authority, (Series 2000 A), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	8,200,000
9,300,000		Mercersburg Borough, PA General Purpose Authority, (Series 2000 B), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	9,300,000
5,510,000		Montgomery County, PA IDA, (Series 1992), Weekly VRDNs (Hickory Pointe Project)/(Wachovia Bank N.A. LOC)	5,510,000
1,500,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC)	1,500,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 1997 B7), Weekly VRDNs (Saint Francis College, PA)/(Allied Irish Banks PLC LOC)	3,000,000
8,000,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC)	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$6,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3), 1.80% TOBs (Messiah College)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2003	$6,000,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	3,000,000
7,700,000		Pennsylvania State Higher Education Facilities Authority, (Series J4), 3.00% TOBs (Waynesburg College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2003	7,722,632
9,000,000		Pennsylvania State Higher Education Facilities Authority, ROCs Trust (Series 1018), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Salomon Smith Barney Holdings, Inc. LIQ)	9,000,000
4,600,000		Philadelphia, PA Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC)	4,600,000
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-D), Daily VRDNs (Children's Hospital of Philadelphia)/ (MBIA Insurance Corp. INS)/(WestLB AG LIQ)	5,000,000
10,000,000		Philadelphia, PA School District, 2.75% TRANs, 6/30/2003	10,042,197
9,755,000		Philadelphia, PA Water & Sewer, Lehman Trust Receipts (Series 2000 FR/RI-N4), Weekly VRDNs (United States Treasury COL)/(Bank of New York LIQ)	9,755,000
8,300,000		Pittsburgh, PA, SG-71 Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	8,300,000
3,440,000		Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series 2002-A18), Weekly VRDNs (University of Scranton)/(Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	3,440,000
12,740,000		Southcentral Pennsylvania General Authority, (Series 2000 A), Weekly VRDNs (York County, PA)/(Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	12,740,000
2,700,000		Washington County, PA Authority, (Series 1985A), Weekly VRDNs (1985-A Pooled Equipment Lease Program)/(Wachovia Bank N.A. LOC)	2,700,000
2,000,000		Washington County, PA Authority, (Series B-1C), Weekly VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	2,000,000
3,965,000		Washington County, PA Hospital Authority, (Series 2001B), 1.65% TOBs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 7/1/2003	3,965,000
11,000,000		Washington County, PA IDA, (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Radian Asset Assurance INS)/(National City Bank, Pennsylvania LIQ)	11,000,000
4,000,000		Westmoreland County, PA IDA, (Series 2000A), Weekly VRDNs (Redstone Presbyterian Senior Care Obligated Group)/(Mellon Bank N.A., Pittsburgh LOC)	4,000,000

		TOTAL	356,968,140

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Rhode Island--0.1%
$8,800,000		Rhode Island State Health and Educational Building Corp., (Series 2002A), Daily VRDNs (Care New England)/(Fleet National Bank LOC)	$8,800,000

		South Carolina--0.4%
5,984,000		Berkeley County, SC School District, Floater Certificates (Series 2001-656), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Morgan Stanley LIQ)	5,984,000
3,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Bonds (Series 2002B), Weekly VRDNs (FGIC INS)/(Toronto Dominion Bank LIQ)	3,000,000
5,000,000		South Carolina Jobs-EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC)	5,000,000
6,500,000		South Carolina State Public Service Authority, MERLOTS (Series 2000L), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000
5,200,000		Spartanburg County, SC School District No. 1, 2.75% BANs, 5/14/2003	5,211,829
5,175,000		Western Carolina Regional Sewer Authority, SC, 3.40% Bonds (Financial Security Assurance Inc. INS), 3/1/2003	5,180,985

		TOTAL	30,876,814

		Tennessee--3.2%
13,071,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	13,071,000
6,600,000		Blount County, TN Public Building Authority, (Series A-3-A), Daily VRDNs (Ambac Financial Group, Inc. INS)/(Landesbank Baden-Wuerttemberg LIQ)	6,600,000
16,600,000		Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust Bank LOC)	16,600,000
7,400,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC)	7,400,000
9,345,000		Chattanooga, TN HEFA, (Series 2003), Weekly VRDNs (Southern Adventist University)/(Bank of America N.A. LOC)	9,345,000
4,100,000		Chattanooga, TN IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC)	4,100,000
17,620,000	[2]	Elizabethton, TN Health & Educational Facilities Board, (Merlot 2000 GG), 1.55% TOBs (Mountain States Health Alliance)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	17,620,000
18,000,000		Hendersonville, TN IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC)	18,000,000
6,900,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC)	6,900,000
13,220,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Amsouth Bank N.A., Birmingham LOC)	13,220,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$2,000,000		Knox County, TN IDB, (Series 1999), Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank LOC)	$2,000,000
4,500,000		Maury County, TN HEFA, (Series 1996E), Weekly VRDNs (Southern Healthcare Systems, Inc.)/(Bank One N.A. (Chicago) LOC)	4,500,000
8,700,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	8,700,000
1,000,000		Memphis, TN, (Series 1995A), Weekly VRDNs (WestLB AG LIQ)	1,000,000
1,200,000		Memphis, TN, General Improvement Refunding Bonds, (Series 1995A), Weekly VRDNs (WestLB AG LIQ)	1,200,000
1,200,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC)	1,200,000
6,900,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC)	6,900,000
2,510,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 1995), Weekly VRDNs (Hickory Trace Apartments)/(National City Bank, Kentucky LOC)	2,510,000
8,500,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC)	8,500,000
910,000		Montgomery Co., TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	910,000
4,200,000		Sevier County, TN Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(Ambac Financial Group, Inc. INS)/(KBC Bank N.V. LIQ)	4,200,000
3,125,000		Sevier County, TN Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(Ambac Financial Group, Inc. INS)/(KBC Bank N.V. LIQ)	3,125,000
5,900,000		Sevier County, TN Public Building Authority, (Series IV-A-2), Daily VRDNs (Sevier County, TN)/(Financial Security Assurance Inc INS)/(J.P. Morgan Chase Bank LIQ)	5,900,000
8,250,000		Sevier County, TN Public Building Authority, (Series IV-E-1), Daily VRDNs (Pigeon Forge, TN)/(Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	8,250,000
5,000,000		Sevier County, TN Public Building Authority, (Series IV-F-3), Daily VRDNs (Morristown, TN)/(Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	5,000,000
14,675,000		Sevier County, TN Public Building Authority, (Series IV-J-1), Daily VRDNs (Claiborne County, TN)/(Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	14,675,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$8,180,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(KBC Bank N.V. LIQ)	$8,180,000
11,545,000		Shelby County, TN, Floater Certificates (Series 2001-561), Weekly VRDNs (Morgan Stanley LIQ)	11,545,000
1,245,000		Washington County, TN IDB, (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	1,245,000
12,700,000		Wilson County, TN Sports Authority, (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC)	12,700,000

		TOTAL	225,096,000

		Texas--8.9%
20,996,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(Financial Security Assurance Inc INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	20,996,000
5,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2002-16), 1.55% TOBs (Leander, TX Independent School District)/ (Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/20/2003	5,500,000
10,890,000		Aldine, TX Independent School District, (Series 1997), SGB-30 Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	10,890,000
14,030,000		Austin, TX Electric Utility System, (Series 2002-744d), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Morgan Stanley LIQ)	14,030,000
6,415,000		Austin, TX Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (Financial Security Assurance Inc INS)/(Wachovia Bank N.A. LIQ)	6,415,000
15,000,000	[2]	Bexar County, TX, Clippers (Series 2001-3), 1.30% TOBs (MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/11/2003	15,000,000
17,785,000		Dallas, TX, (PT-369) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	17,785,000
9,000,000		East Texas Housing Finance Corp., (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	9,000,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	400,000
5,000,000		Harris County, TX HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank LOC)	5,000,000
143,400,000		Harris County, TX HFDC, (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	143,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$1,500,000		Harris County, TX, Toll Road Unlimited Tax and Sub Lien Revenue (Series 1994-H) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	$1,500,000
12,000,000		Houston, TX Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
10,530,000		Houston, TX Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC)	10,530,000
10,000,000		Houston, TX Independent School District, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)	10,000,000
15,380,000		Houston, TX Water & Sewer System, MERLOTS (Series 2001-A128), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	15,380,000
2,680,000		Houston, TX Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Wachovia Bank N.A. LIQ)	2,680,000
11,315,000		Kendall County, TX Health Facilities Development Corp., (Series 2002-A), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Bank One N.A. (Chicago) LOC)	11,315,000
8,560,000		McKinney, TX Independent School District, (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	8,560,000
1,170,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,170,000
7,500,000		Richmond, TX Higher Education Finance Corp., (Series 2003-A), Weekly VRDNs (Bayou Student Housing LLC - University of Houston)/(Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	7,500,000
4,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 1.30% TOBs (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/11/2003	4,000,000
5,400,000	[2]	San Antonio, TX Electric & Gas, MERLOTS (Series 2002-A12), 1.75% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/27/2003	5,400,000
5,860,000		San Antonio, TX Electric & Gas, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,860,000
88,000,000		San Antonio, TX Electric & Gas, MERLOTS (Series 2002-A53), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Wachovia Bank N.A. LIQ)	88,000,000
13,000,000		San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	13,000,000
10,000,000		San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$655,000		TX Pooled Tax Exempt Trust, Certificates of Participation (Series 1996), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	$655,000
6,580,000		Tarrant County, TX Housing Finance Corp., (PT-480), Weekly VRDNs (Windcastle Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ)	6,580,000
11,510,000		Tarrant County, TX Housing Finance Corp., (PT-482), Weekly VRDNs (Bear Creek Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ)	11,510,000
8,345,000		Tarrant County, TX, HFA, (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	8,345,000
2,845,000	[2]	Texas State Department of Housing & Community Affairs, (PT-361), 1.95% TOBs (MBIA INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 5/8/2003	2,845,000
135,000,000		Texas State, 2.75% TRANs, 8/29/2003	136,080,134
6,000,000		Texas Turnpike Authority, ROCs Trust (Series 188), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Salomon Smith Barney Holdings, Inc. LIQ)	6,000,000
8,200,000		Waco, TX Education Finance Corp., (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	8,200,000

		TOTAL	635,526,134

		Utah--0.3%
4,000,000		Emery County, UT, (Series 1994), Daily VRDNs (Pacificorp)/(Ambac Financial Group, Inc. INS)/(Bank of Nova Scotia, Toronto LIQ)	4,000,000
3,600,000		Salt Lake County, UT, PCR Bonds (Series 1994B), Daily VRDNs (BP Amoco Corp.)	3,600,000
5,000,000		Weber County, UT, (Series 2000A), Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Credit Local LIQ)	5,000,000
9,100,000		Weber County, UT, (Series 2000C), Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Credit Local LIQ)	9,100,000

		TOTAL	21,700,000

		Vermont--0.0%
392,000		Vermont Educational and Health Buildings Financing Agency, (Series 1995A), Weekly VRDNs (Key Bank, N.A. LOC)	392,000

		Virginia--1.5%
26,910,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT) (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(Financial Security Assurance Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	26,910,000
4,535,000		Albemarle County, VA IDA, (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank N.A. LOC)	4,535,000
4,565,000		Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	4,565,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$3,125,000		Arlington County, VA, (Series 2000A), Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC)	$3,125,000
8,500,000		Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	8,500,000
6,500,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (The Langley School)/(SunTrust Bank LOC)	6,500,000
2,010,000		Fairfax County, VA IDA, (Series 1988D), Weekly VRDNs (Inova Health System)	2,010,000
2,900,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Fleet National Bank LOC)	2,900,000
3,500,000		Henrico County, VA EDA, (Series 2001), Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC)	3,500,000
4,000,000		Henrico County, VA EDA, (Series 2001), Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC)	4,000,000
8,770,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	8,770,000
3,825,000		Newport News, VA Redevelopment & Housing Authority, River Park Towers (Series 1999), Weekly VRDNs (TVO River Park Partners LP)/(Federal National Mortgage Association LOC)	3,825,000
5,500,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001,) Weekly VRDNs (Newport-Oxford Associates LLP)/(Federal Home Loan Mortgage Corp. LOC)	5,500,000
4,145,000		Richmond, VA Redevelopment & Housing Authority, (Series 1989), Weekly VRDNs (Belmont Apartment)/(Wachovia Bank N.A. LOC)	4,145,000
4,500,000		Roanoke, VA IDA, (Series 2002E), Daily VRDNs (Carilion Health System Obligated Group)	4,500,000
3,000,000		Spotsylvania County, VA IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	3,000,000
7,900,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	7,900,000
1,220,000		Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	1,220,000

		TOTAL	105,405,000

		Washington--2.3%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
11,957,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	11,957,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--continued
$5,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2001-1) Weekly VRDNs (King County, WA)/(MBIA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	$5,000,000
8,680,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2002-36), 1.40% TOBs (Tacoma, WA Regional Water Supply System)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 12/10/2003	8,680,000
4,170,000		Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Wachovia Bank N.A. LIQ)	4,170,000
16,230,000		Energy Northwest, WA, (PT-615), Weekly VRDNs (Financial Security Assurance Inc, MBIA INS) and Bayerische Hypotheken-und Vereinsbank AG LIQs)	16,230,000
9,560,000		Energy Northwest, WA, PT-1392 Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	9,560,000
10,000,000		King County, WA, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/ (Wachovia Bank N.A. LIQ)	10,000,000
2,200,000		Port of Seattle, WA, (Series 1985), Weekly VRDNs (Douglas Management Co.)/(Mellon Bank N.A., Pittsburgh LOC)	2,200,000
18,000,000		Seattle, WA Municipal Light & Power, (Series 2002), 2.50% RANs, 11/21/2003	18,142,326
21,025,000		Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Wachovia Bank N.A. LIQ)	21,025,000
4,250,000		Washington State Public Power Supply System, MERLOTS (Series 2001-A25), Weekly VRDNs (Energy Northwest, WA)/(Wachovia Bank N.A. LIQ)	4,250,000
34,860,000		Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA INS)/(Bear Stearns Cos., Inc. LIQ)	34,860,000
2,065,000		Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	2,065,000
5,170,000		Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	5,170,000
3,765,000		Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (Financial Security Assurance Inc. INS)/(Bank of New York LIQ)	3,765,000

		TOTAL	161,074,326

		West Virginia--0.3%
6,530,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	6,530,000
14,500,000		Marshall County, WV, PCR (Series 1992), Weekly VRDNs (PPG Industries, Inc.)	14,500,000

		TOTAL	21,030,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--3.0%
$2,000,000		Chippewa Falls WI, Unified School District, 2.00% TRANs, 9/30/2003	$2,005,061
4,200,000		D.C. Everest Area School District, WI, 2.25% TRANs, 8/28/2003	4,216,491
21,000,000		Eau Claire, WI Area School District, 2.00% TRANs, 10/1/2003	21,062,988
3,215,000		Glendale River Hills School District, WI, 2.15% TRANs, 8/19/2003	3,226,772
2,000,000		Grafton, WI School District, 2.00% TRANs, 6/27/2003	2,003,007
5,000,000		Greendale, WI School District, 1.75% TRANs, 8/29/2003	5,007,042
2,100,000		Hamilton, WI School District, 1.75% BANs, 10/1/2003	2,102,188
2,425,000		Hartland-Lakeside, WI Joint School District No. 3, 1.75% TRANs, 9/18/2003	2,427,993
23,000,000		Kenosha, WI United School District No. 1, (Series 2002-B), 2.00% TRANs, 10/30/2003	23,119,911
27,000,000		Kenosha, WI United School District No. 1, (Series A), 2.00% TRANs, 10/3/2003	27,090,608
5,800,000		Kettle Moraine, WI School District, 1.75% TRANs, 9/3/2003	5,809,036
8,750,000		Menomonee Falls, WI School District, 2.00% TRANs, 8/20/2003	8,769,837
7,000,000		Mequon-Thiensville, WI School District, 2.00% TRANs, 9/4/2003	7,019,076
6,600,000		Middleton-Cross Plains, WI Area School District, 1.75% TRANs, 8/22/2003	6,609,693
6,400,000		Milwaukee, WI Redevelopment Authority, (Series 2002), Weekly VRDNs (Cathedral Place Parking)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	6,400,000
6,520,000		Milwaukee, WI, (Series 1999), Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank N.A., Cincinnatti LOC)	6,520,000
10,000,000		Milwaukee, WI, (Series A), 3.00% RANs, 3/20/2003	10,014,663
2,500,000		Neenah, WI Joint School District, 2.50% TRANs, 8/29/2003	2,513,747
3,400,000		Oregon, WI School District, 1.75% TRANs, 9/9/2003	3,405,035
2,740,000		Rhinelander, WI School District, 2.00% TRANs, 9/25/2003	2,745,398
2,000,000		Seymour, WI Community School District, 2.00% TRANs, 10/3/2003	2,004,866
7,300,000		Sun Prairie, WI Area School District, 2.25% TRANs, 8/25/2003	7,329,848
4,000,000		Waunakee, WI Community School District, 1.75% TRANs, 9/12/2003	4,005,288
5,250,000		Wausau, WI School District, 1.75% TRANs, 9/23/2003	5,258,268
1,865,000		Wisconsin State HEFA, (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin N.A. LOC)	1,865,000
15,000,000		Wisconsin State HEFA, (Series 1999C), Weekly VRDNs (Aurora Health Care, Inc.)/(Bank One N.A. (Chicago) LOC)	15,000,000
2,600,000		Wisconsin State HEFA, (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/(Firstar Bank, N.A. LOC)	2,600,000
21,590,000		Wisconsin State HEFA, MERLOTS (Series 1997 B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA INS)/(Wachovia Bank N.A. LIQ)	21,590,000

		TOTAL	211,721,816

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wyoming--0.1%
$8,190,000		Converse County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/ (Ambac Financial Group, Inc. INS)/(Bank One N.A. (Chicago) LIQ)	$8,190,000
1,360,000		Douglas, WY, 1.45% TOBs (Safeway, Inc.)/(Deutsche Bank Trust Co. Americas LOC) 6/2/2003	1,360,000

		TOTAL	9,550,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$7,223,632,000

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1- by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At January 31, 2003, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
99.1%	0.9%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees. At January 31, 2003, these securities amounted to $270,860,681 which represents 3.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($7,134,194,991) at January 31, 2003.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bonds
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2003 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$5,066,082,000	$--	$--
Investments in securities	5,752,763,065	4,296,992,333	1,827,144,500

Total investments in securities, at amortized cost and value	10,818,845,065	4,296,992,333	1,827,144,500
Cash	49,933	452,577	534,938
Income receivable	17,502,236	5,829,545	4,808,586
Receivable for shares sold	212,889	--	--

TOTAL ASSETS	10,836,610,123	4,303,274,455	1,832,488,024

Liabilities:
Payable for investments purchased	--	--	10,000,000
Payable for shares redeemed	379,345	150,501	707,660
Income distribution payable	10,695,999	4,034,264	1,604,895
Accrued expenses	1,025,266	583,587	191,590

TOTAL LIABILITIES	12,100,610	4,768,352	12,504,145

TOTAL NET ASSETS	$10,824,509,513	$4,298,506,103	$1,819,983,879

Net Assets:
Institutional Shares	$7,400,257,978	$1,905,173,400	$934,837,137
Institutional Service Shares	3,424,251,535	2,393,332,703	398,869,297
Institutional Capital Shares	--	--	486,277,445

TOTAL NET ASSETS	$10,824,509,513	$4,298,506,103	$1,819,983,879

Shares Outstanding:
Institutional Shares	7,400,257,978	1,905,173,400	934,837,137
Institutional Service Shares	3,424,251,535	2,393,332,703	398,869,297
Institutional Capital Shares	--	--	486,277,445

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2003 (unaudited)

	Prime Cash Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in repurchase agreements	$1,137,194,000	$40,832,000
Investments in securities	10,584,770,458	12,702,645,402

Total investments in securities, at amortized cost and value	11,721,964,458	12,743,477,402
Cash	67	--
Income receivable	27,634,424	31,792,563
Receivable for shares sold	1,319,028	5,326,560

TOTAL ASSETS	11,750,917,977	12,780,596,525

Liabilities:
Payable for investments purchased	71,002,099	80,997,500
Payable for shares redeemed	745,214	1,055,450
Income distribution payable	11,902,895	15,120,677
Payable to bank	--	169,796
Accrued expenses	802,573	440,973

TOTAL LIABILITIES	84,452,781	97,784,396

TOTAL NET ASSETS	$11,666,465,196	$12,682,812,129

Net Assets:
Institutional Shares	$8,139,846,033	$11,216,448,812
Institutional Service Shares	2,347,902,046	992,234,678
Institutional Capital Shares	1,178,717,117	474,128,639

TOTAL NET ASSETS	$11,666,465,196	$12,682,812,129

Shares Outstanding:
Institutional Shares	8,139,846,033	11,216,448,812
Institutional Service Shares	2,347,902,046	992,234,678
Institutional Capital Shares	1,178,717,117	474,128,639

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2003 (unaudited)

Tax-Free Obligations Fund
Assets:
Investments in repurchase agreements	$--
Investments in securities	7,223,632,000

Total investments in securities, at amortized cost and value	7,223,632,000
Cash	132,119
Income receivable	25,136,519
Receivable for shares sold	138,970

TOTAL ASSETS	7,249,039,608

Liabilities:
Payable for investments purchased	108,194,788
Payable for shares redeemed	548,541
Income distribution payable	5,638,958
Accrued expenses	462,330

TOTAL LIABILITIES	114,844,617

TOTAL NET ASSETS	7,134,194,991

Net Assets Consist of:
Paid in capital	$7,134,579,208
Accumulated net realized loss on investments	(456,834)
Undistributed net investment income	72,617

TOTAL NET ASSETS	$7,134,194,991

Net Assets:
Institutional Shares	$5,313,272,462
Institutional Service Shares	1,820,922,529

TOTAL NET ASSETS	$7,134,194,991

Shares Outstanding:
Institutional Shares	5,313,587,876
Institutional Service Shares	1,821,010,637

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00

Institutional Service Shares	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2003 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$94,760,930	$33,905,836	$12,527,706

Expenses:
Investment adviser fee	11,201,943	4,050,593	1,591,126
Administrative personnel and services fee	4,211,931	1,523,023	598,263
Custodian fees	259,082	92,645	29,443
Transfer and dividend disbursing agent fees and expenses	270,568	151,791	75,304
Directors'/Trustees' fees	39,207	16,202	5,167
Auditing fees	5,601	6,595	6,786
Legal fees	11,202	6,076	13,155
Portfolio accounting fees	376,702	159,011	96,350
Shareholder services fee--Institutional Shares	9,229,748	2,305,197	--
Shareholder services fee--Institutional Service Shares	4,772,681	2,758,045	498,078
Shareholder services fee--Institutional Capital Shares	--	--	338,930
Share registration costs	29,442	18,746	39,864
Printing and postage	18,240	10,127	14,731
Insurance premiums	5,601	2,025	3,346
Miscellaneous	22,404	12,152	3,180

TOTAL EXPENSES	30,454,352	11,112,228	3,313,723

Waivers:
Waiver of investment adviser fee	(4,801,621)	(1,791,400)	(966,428)
Waiver of transfer and dividend disbursing agent fees and expenses	(173,914)	(107,753)	(12,176)
Waiver of shareholder services fee--Institutional Shares	(9,229,748)	(2,305,197)	--
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(203,358)

TOTAL WAIVERS	(14,205,283)	(4,204,350)	(1,181,962)

Net expenses	16,249,069	6,907,878	2,131,761

Net investment income	$78,511,861	$26,997,958	$10,395,945

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2003 (unaudited)

	Prime Cash Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$105,251,416	$104,260,581

Expenses:
Investment adviser fee	12,143,533	11,860,050
Administrative personnel and services fee	4,565,969	4,459,379
Custodian fees	328,454	311,109
Transfer and dividend disbursing agent fees and expenses	247,882	215,696
Directors'/Trustees' fees	53,273	44,258
Auditing fees	6,072	5,930
Legal fees	24,287	22,129
Portfolio accounting fees	412,880	407,580
Shareholder services fee--Institutional Service Shares	2,967,230	1,244,245
Shareholder services fee--Institutional Capital Shares	1,351,070	600,579
Share registration costs	39,177	56,553
Printing and postage	16,842	22,129
Insurance premiums	6,072	5,930
Miscellaneous	18,215	11,860

TOTAL EXPENSES	22,180,956	19,267,427

Waivers:
Waiver of investment adviser fee	(6,417,279)	(6,916,286)
Waiver of transfer and dividend disbursing agent fees and expenses	(110,595)	(86,656)
Waiver of shareholder services fee--Institutional Capital Shares	(810,642)	(360,348)

TOTAL WAIVERS	(7,338,516)	(7,363,290)

Net expenses	14,842,440	11,904,137

Net investment income	$90,408,976	$92,356,444

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2003 (unaudited)

Tax-Free Obligations Fund
Investment Income:
Interest	$51,627,940

Expenses:
Investment adviser fee	7,015,195
Administrative personnel and services fee	2,637,713
Custodian fees	149,074
Transfer and dividend disbursing agent fees and expenses	176,498
Directors'/Trustees' fees	21,046
Auditing fees	7,015
Legal fees	40,336
Portfolio accounting fees	243,779
Shareholder services fee--Institutional Shares	6,410,877
Shareholder services fee--Institutional Service Shares	2,358,118
Share registration costs	47,352
Printing and postage	10,523
Insurance premiums	3,508
Miscellaneous	8,770

TOTAL EXPENSES	19,129,804

Waivers:
Waiver of investment adviser fee	(3,030,567)
Waiver of transfer and dividend disbursing agent fees and expenses	(143,175)
Waiver of shareholder services fee--Institutional Shares	(6,410,877)

TOTAL WAIVERS	(9,584,619)

Net expenses	9,545,185

Net investment income	42,082,755

Realized Loss on Investments:
Net realized loss on investments	(440,564)

Change in net assets resulting from operations	$41,642,191

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed Fund
	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$78,511,861	$234,781,689	$26,997,958	$92,662,280
Net realized gain on investments	--	--	--	2,489,396

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	78,511,861	234,781,689	26,997,958	95,151,676

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(54,760,179)	(156,559,486)	(13,501,566)	(47,926,602)
Institutional Service Shares	(23,751,682)	(78,222,203)	(13,496,392)	(44,735,678)
Distributions from net realized gain on investments:
Institutional Shares	--	--	--	(1,253,684)
Institutional Service Shares	--	--	--	(1,235,712)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(78,511,861)	(234,781,689)	(26,997,958)	(95,151,676)

Share Transactions:
Proceeds from sale of shares	53,583,288,598	101,031,627,932	6,151,002,109	14,390,609,581
Net asset value of shares issued to shareholders in payment of distributions declared	29,211,482	103,627,969	3,678,775	18,651,304
Cost of shares redeemed	(53,989,109,662)	(100,046,041,219)	(5,914,519,500)	(14,766,981,751)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(376,609,582)	1,089,214,682	240,161,384	(357,720,866)

Change in net assets	(376,609,582)	1,089,214,682	240,161,384	(357,720,866)

Net Assets:
Beginning of period	11,201,119,095	10,111,904,413	4,058,344,719	4,416,065,585

End of period	$10,824,509,513	$11,201,119,095	$4,298,506,103	$4,058,344,719

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,395,945	$17,254,872	$90,408,976	$253,836,671

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,415,158)	(9,886,226)	(67,237,629)	(199,359,334)
Institutional Service Shares	(2,277,378)	(4,705,485)	(15,426,690)	(38,418,091)
Institutional Capital Shares	(1,703,409)	(2,663,161)	(7,744,657)	(16,059,246)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,395,945)	(17,254,872)	(90,408,976)	(253,836,671)

Share Transactions:
Proceeds from sale of shares	7,908,372,786	7,909,856,468	67,532,499,835	153,967,375,128
Net asset value of shares issued to shareholders in payment of distributions declared	5,857,287	10,611,983	37,685,344	124,926,029
Cost of shares redeemed	(7,406,424,308)	(7,526,264,570)	(67,110,354,525)	(150,448,920,391)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	507,805,765	394,203,881	459,830,654	3,643,380,766

Change in net assets	507,805,765	394,203,881	459,830,654	3,643,380,766

Net Assets:
Beginning of period	1,312,178,114	917,974,233	11,206,634,542	7,563,253,776

End of period	$1,819,983,879	$1,312,178,114	$11,666,465,196	$11,206,634,542

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Tax-Free Obligations Fund
	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$92,356,444	$225,250,729	$42,082,755	$91,544,755
Net realized gain (loss) on investment	--	--	(440,564)	(11,653)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	92,356,444	225,250,729	41,642,191	91,533,102

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(82,071,980)	(189,697,784)	(32,445,132)	(67,139,963)
Institutional Service Shares	(6,750,827)	(22,703,257)	(9,628,523)	(24,411,683)
Institutional Capital Shares	(3,533,637)	(12,849,688)	--	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(92,356,444)	(225,250,729)	(42,073,655)	(91,551,646)

Share Transactions:
Proceeds from sale of shares	60,815,426,056	104,759,765,450	14,663,048,325	24,908,340,642
Net asset value of shares issued to shareholders in payment of distributions declared	42,424,903	114,747,990	9,827,227	16,908,031
Cost of shares redeemed	(57,616,273,448)	(102,256,701,530)	(14,879,909,393)	(22,355,684,693)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,241,577,511	2,617,811,910	(207,033,841)	2,569,563,980

Change in net assets	3,241,577,511	2,617,811,910	(207,465,305)	2,569,545,436

Net Assets:
Beginning of period	9,441,234,618	6,823,422,708	7,341,660,296	4,772,114,860

End of period	$12,682,812,129	$9,441,234,618	$7,134,194,991	$7,341,660,296

Undistributed net investment income	$--	$--	$72,617	$63,517

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 1998	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1999	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.06	--		0.06	(0.06)	--
July 31, 2001	$1.00	0.06	--		0.06	(0.06)	--
July 31, 2002	$1.00	0.02	--		0.02	(0.02)	--
January 31, 2003[4]	$1.00	0.01	--		0.01	(0.01)	--

Government Obligations Tax-Managed Fund
July 31, 1998	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1999	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.06	--		0.06	(0.06)	--
July 31, 2001	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2002	$1.00	0.02	0.00	[6]	0.02	(0.02)	(0.00)	[6]
January 31, 2003[4]	$1.00	0.01	--		0.01	(0.01)	--

Municipal Obligations Fund
January 31, 1998	$1.00	0.04	--		0.04	(0.04)	--
January 31, 1999	$1.00	0.03	--		0.03	(0.03)	--
July 31, 1999[7]	$1.00	0.02	--		0.02	(0.02)	--
July 31, 2000[3]	$1.00	0.04	--		0.04	(0.04)	--
July 31, 2001	$1.00	0.04	--		0.04	(0.04)	--
July 31, 2002	$1.00	0.02	--		0.02	(0.02)	--
January 31, 2003[4]	$1.00	0.01	--		0.01	(0.01)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 For the six months ended January 31, 2003 (unaudited).

5 Computed on an annualized basis.

6 Represents less than $0.01.

7 The Funds changed their fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.05)	$1.00	5.59%		0.20%		5.45%		0.35%		$ 3,707,106
(0.05)	$1.00	5.04%		0.20%		4.92%		0.34%		$4,498,581
(0.06)	$1.00	5.80%		0.20%		5.64%		0.34%		$4,431,985
(0.06)	$1.00	5.64%		0.20%		5.39%		0.34%		$6,667,868
(0.02)	$1.00	2.23%		0.20%		2.19%		0.34%		$7,380,640
(0.01)	$1.00	0.76%		0.20%	[5]	1.48%	[5]	0.34%	[5]	$7,400,258

(0.05)	$1.00	5.49%		0.20%		5.35%		0.37%		$ 953,268
(0.05)	$1.00	5.00%		0.20%		4.88%		0.35%		$1,066,412
(0.06)	$1.00	5.77%		0.20%		5.65%		0.35%		$1,298,674
(0.05)	$1.00	5.61%		0.20%		5.36%		0.34%		$2,280,317
(0.02)	$1.00	2.22%		0.20%		2.16%		0.34%		$1,798,217
(0.01)	$1.00	0.75%		0.20%	[5]	1.47%	[5]	0.34%	[5]	$1,905,173

(0.04)	$1.00	3.68%		0.18%		3.57%		0.23%		$ 217,838
(0.03)	$1.00	3.53%		0.18%		3.41%		0.41%		$303,899
(0.02)	$1.00	1.59%		0.18%	[5]	3.17%	[5]	0.18%	[5]	$354,034
(0.04)	$1.00	3.92%		0.18%		3.78%		0.15%		$445,659
(0.04)	$1.00	3.88%		0.18%		3.80%		0.14%		$391,269
(0.02)	$1.00	1.79%		0.18%		1.68%		0.13%		$856,839
(0.01)	$1.00	0.71%		0.18%	[5]	1.39%	[5]	0.12%	[5]	$934,837

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1998	$1.00	0.06	--		0.06	(0.06)
January 31, 1999	$1.00	0.05	--		0.05	(0.05)
July 31, 1999[3]	$1.00	0.02	--		0.02	(0.02)
July 31, 2000[5]	$1.00	0.06	--		0.06	(0.06)
July 31, 2001	$1.00	0.06	--		0.06	(0.06)
July 31, 2002	$1.00	0.02	--		0.02	(0.02)
January 31, 2003[6]	$1.00	0.01	--		0.01	(0.01)

Prime Value Obligations Fund
January 31, 1998	$1.00	0.06	--		0.06	(0.06)
January 31, 1999	$1.00	0.05	--		0.05	(0.05)
July 31, 1999[3]	$1.00	0.02	--		0.02	(0.02)
July 31, 2000[5]	$1.00	0.06	--		0.06	(0.06)
July 31, 2001	$1.00	0.06	--		0.06	(0.06)
July 31, 2002	$1.00	0.02	--		0.02	(0.02)
January 31, 2003[6]	$1.00	0.01	--		0.01	(0.01)

Tax-Free Obligations Fund
July 31, 1998	$1.00	0.03	0.00	[7]	0.03	(0.03)
July 31, 1999	$1.00	0.03	(0.00)[7]		0.03	(0.03)
July 31, 2000[5]	$1.00	0.04	0.00	[7]	0.04	(0.04)
July 31, 2001	$1.00	0.04	0.00	[7]	0.04	(0.04)
July 31, 2002	$1.00	0.02	(0.00)[7]		0.02	(0.02)
January 31, 2003[6]	$1.00	0.01	(0.00)[7]		0.01	(0.01)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Funds changed their fiscal year-end from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

6 For the six months ended January 31, 2003 (unaudited).

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	5.61%		0.18%		5.44%		0.12%		$ 1,100,620
$1.00	5.50%		0.18%		5.29%		0.37%		$ 1,825,266
$1.00	2.42%		0.18%	[4]	4.81%	[4]	0.13%	[4]	$ 1,929,887
$1.00	5.91%		0.18%		5.77%		0.12%		$ 2,471,383
$1.00	5.76%		0.18%		5.30%		0.12%		$ 5,671,182
$1.00	2.34%		0.18%		2.25%		0.11%		$ 8,219,465
$1.00	0.79%		0.18%	[4]	1.55%	[4]	0.11%	[4]	$ 8,139,846

$1.00	5.68%		0.14%		5.59%		0.18%		$ 865,742
$1.00	5.53%		0.16%		5.37%		0.40%		$ 1,474,123
$1.00	2.44%		0.16%	[4]	4.87%	[4]	0.15%	[4]	$ 1,147,717
$1.00	5.92%		0.16%		5.91%		0.15%		$ 2,051,666
$1.00	5.81%		0.16%		5.34%		0.14%		$ 5,395,732
$1.00	2.39%		0.17%		2.28%		0.12%		$ 7,967,856
$1.00	0.81%		0.17%	[4]	1.58%	[4]	0.12%	[4]	$11,216,449

$1.00	3.50%		0.20%		3.45%		0.35%		$ 2,279,770
$1.00	3.14%		0.20%		3.08%		0.35%		$ 2,461,697
$1.00	3.69%		0.20%		3.61%		0.35%		$ 2,464,779
$1.00	3.66%		0.20%		3.56%		0.34%		$ 3,286,888
$1.00	1.65%		0.20%		1.59%		0.34%		$ 5,265,275
$1.00	0.64%		0.20%	[4]	1.27%	[4]	0.34%	[4]	$ 5,313,272

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 1998	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1999	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2001	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2002	$1.00	0.02	--		0.02	(0.02)	--
January 31, 2003[4]	$1.00	0.01	--		0.01	(0.01)	--

Government Obligations Tax-Managed Fund
July 31, 1998	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1999	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2001	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2002	$1.00	0.02	0.00	[6]	0.02	(0.02)	(0.00)	[6]
January 31, 2003[4]	$1.00	0.01	--		0.01	(0.01)	--

Municipal Obligations Fund
January 31, 1998	$1.00	0.03	--		0.03	(0.03)	--
January 31, 1999	$1.00	0.03	--		0.03	(0.03)	--
July 31, 1999[7]	$1.00	0.01	--		0.01	(0.01)	--
July 31, 2000[3]	$1.00	0.04	--		0.04	(0.04)	--
July 31, 2001	$1.00	0.04	--		0.04	(0.04)	--
July 31, 2002	$1.00	0.02	--		0.02	(0.02)	--
January 31, 2003[4]	$1.00	0.01	--		0.01	(0.01)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 For six months ended January 31, 2003 (unaudited).

5 Computed on an annualized basis.

6 Represents less than $0.01.

7 The Funds changed their fiscal year-end from January 31 to July 31.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement[2]		Net Assets, End of Period (000 Omitted)

(0.05)	$1.00	5.33%		0.45%		5.23%		0.10%		$1,672,417
(0.05)	$1.00	4.78%		0.45%		4.67%		0.09%		$2,087,254
(0.05)	$1.00	5.54%		0.45%		5.44%		0.09%		$2,642,307
(0.05)	$1.00	5.38%		0.45%		5.20%		0.09%		$3,444,036
(0.02)	$1.00	1.97%		0.45%		1.92%		0.09%		$3,820,479
(0.01)	$1.00	0.63%		0.45%	[5]	1.24%	[5]	0.09%	[5]	$3,424,252

(0.05)	$1.00	5.23%		0.45%		5.11%		0.12%		$ 830,652
(0.05)	$1.00	4.74%		0.45%		4.63%		0.10%		$1,329,556
(0.05)	$1.00	5.50%		0.45%		5.42%		0.10%		$1,940,671
(0.05)	$1.00	5.35%		0.45%		5.19%		0.09%		$2,135,748
(0.02)	$1.00	1.97%		0.45%		1.88%		0.09%		$2,260,128
(0.01)	$1.00	0.62%		0.45%	[5]	1.22%	[5]	0.09%	[5]	$2,393,333

(0.03)	$1.00	3.43%		0.43%		3.48%		0.23%		$ 41,216
(0.03)	$1.00	3.27%		0.43%		3.22%		0.16%		$ 67,832
(0.01)	$1.00	1.47%		0.43%	[5]	2.98%	[5]	0.18%	[5]	$106,684
(0.04)	$1.00	3.66%		0.43%		3.75%		0.15%		$266,103
(0.04)	$1.00	3.62%		0.43%		3.53%		0.14%		$369,670
(0.02)	$1.00	1.53%		0.43%		1.54%		0.13%		$258,515
(0.01)	$1.00	0.59%		0.43%	[5]	1.14%	[5]	0.12%	[5]	$398,869

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1998	$1.00	0.05	--		0.05	(0.05)
January 31, 1999	$1.00	0.05	--		0.05	(0.05)
July 31, 1999[3]	$1.00	0.02	--		0.02	(0.02)
July 31, 2000[5]	$1.00	0.06	--		0.06	(0.06)
July 31, 2001	$1.00	0.05	--		0.05	(0.05)
July 31, 2002	$1.00	0.02	--		0.02	(0.02)
January 31, 2003[6]	$1.00	0.01	--		0.01	(0.01)

Prime Value Obligations Fund
January 31, 1998	$1.00	0.05	--		0.05	(0.05)
January 31, 1999	$1.00	0.05	--		0.05	(0.05)
July 31, 1999[3]	$1.00	0.02	--		0.02	(0.02)
July 31, 2000[5]	$1.00	0.06	--		0.06	(0.06)
July 31, 2001	$1.00	0.05	--		0.05	(0.05)
July 31, 2002	$1.00	0.02	--		0.02	(0.02)
January 31, 2003[6]	$1.00	0.01	--		0.01	(0.01)

Tax-Free Obligations Fund
July 31, 1998	$1.00	0.03	0.00	[7]	0.03	(0.03)
July 31, 1999	$1.00	0.03	(0.00)[7]		0.03	(0.03)
July 31, 2000[5]	$1.00	0.03	0.00	[7]	0.03	(0.03)
July 31, 2001	$1.00	0.03	0.00	[7]	0.03	(0.03)
July 31, 2002	$1.00	0.01	(0.00)[7]		0.01	(0.01)
July 31, 2003[6]	$1.00	0.01	(0.00)[7]		0.01	(0.01)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Funds changed their fiscal year-end from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

6 For the six months ended January 31, 2003 (unaudited).

7 Represents less than $0.01.

See notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	5.34%		0.43%		5.29%		0.12%		$ 668,665
$1.00	5.23%		0.43%		5.09%		0.12%		$ 894,851
$1.00	2.29%		0.43%	[4]	4.63%	[4]	0.13%	[4]	$ 957,998
$1.00	5.65%		0.43%		5.55%		0.12%		$1,095,034
$1.00	5.50%		0.43%		5.28%		0.12%		$1,375,740
$1.00	2.08%		0.43%		1.97%		0.11%		$2,092,235
$1.00	0.66%		0.43%	[4]	1.30%	[4]	0.11%	[4]	$2,347,902

$1.00	5.41%		0.39%		5.32%		0.17%		$ 325,390
$1.00	5.27%		0.41%		5.13%		0.15%		$ 495,172
$1.00	2.31%		0.41%	[4]	4.64%	[4]	0.15%	[4]	$ 707,737
$1.00	5.66%		0.41%		5.52%		0.15%		$ 708,801
$1.00	5.54%		0.41%		5.31%		0.14%		$ 982,153
$1.00	2.13%		0.42%		2.12%		0.12%		$ 966,996
$1.00	0.69%		0.42%	[4]	1.36%	[4]	0.12%	[4]	$ 992,235

$1.00	3.25%		0.45%		3.20%		0.10%		$ 940,516
$1.00	2.89%		0.45%		2.83%		0.10%		$1,055,650
$1.00	3.43%		0.45%		3.39%		0.10%		$1,091,173
$1.00	3.40%		0.45%		3.31%		0.09%		$1,485,227
$1.00	1.40%		0.45%		1.37%		0.09%		$2,076,385
$1.00	0.52%		0.45%	[4]	1.02%	[4]	0.09%	[4]	$1,820,923

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All premiums and discounts are amortized/accreted as required. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held by Prime Cash Obligations Fund at January 31, 2003 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 -- 6/28/2002	$55,000,000

Additional information on each restricted illiquid security held by Prime Value Obligations Fund at January 31, 2003 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$45,000,000

URI Trust, (Series 2000-1)	12/18/2000	15,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Government Obligations Fund	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Institutional Shares:
Shares sold	41,030,446,869	76,364,753,763
Shares issued to shareholders in payment of distributions declared	17,240,678	56,335,343
Shares redeemed	(41,028,069,833)	(75,708,316,994)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	19,617,714	712,772,112

Institutional Service Shares:
Shares sold	12,552,841,729	24,666,874,169
Shares issued to shareholders in payment of distributions declared	11,970,804	47,292,626
Shares redeemed	(12,961,039,829)	(24,337,724,225)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(396,227,296)	376,442,570

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(376,609,582)	1,089,214,682

Government Obligations Tax-Managed Fund	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Institutional Shares:
Shares sold	3,344,941,999	7,330,050,499
Shares issued to shareholders in payment of distributions declared	1,250,547	6,989,801
Shares redeemed	(3,239,235,813)	(7,819,140,951)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	106,956,733	(482,100,651)

Institutional Service Shares:
Shares sold	2,806,060,110	7,060,559,082
Shares issued to shareholders in payment of distributions declared	2,428,228	11,661,503
Shares redeemed	(2,675,283,687)	(6,947,840,800)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	133,204,651	124,379,785

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	240,161,384	(357,720,866)

Municipal Obligations Fund	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Institutional Shares:
Shares sold	5,768,494,331	4,938,827,777
Shares issued to shareholders in payment of distributions declared	3,406,659	5,177,243
Shares redeemed	(5,693,902,857)	(4,478,435,349)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	77,998,133	465,569,671

Institutional Service Shares:
Shares sold	926,669,641	1,679,444,934
Shares issued to shareholders in payment of distributions declared	1,370,019	3,219,887
Shares redeemed	(787,685,669)	(1,793,819,644)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	140,353,991	(111,154,823)

Institutional Capital Shares:
Shares sold	1,213,208,814	1,291,583,757
Shares issued to shareholders in payment of distributions declared	1,080,609	2,214,853
Shares redeemed	(924,835,782)	(1,254,009,577)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	289,453,641	39,789,033

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	507,805,765	394,203,881

Prime Cash Obligations Fund	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Institutional Shares:
Shares sold	53,702,876,545	132,307,454,503
Shares issued to shareholders in payment of distributions declared	28,070,250	98,262,791
Shares redeemed	(53,810,566,064)	(129,857,433,589)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(79,619,269)	2,548,283,705

Institutional Service Shares:
Shares sold	9,548,065,249	12,920,570,119
Shares issued to shareholders in payment of distributions declared	6,049,929	14,613,262
Shares redeemed	(9,298,448,377)	(12,218,687,776)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	255,666,801	716,495,605

Institutional Capital Shares:
Shares sold	4,281,558,041	8,739,350,506
Shares issued to shareholders in payment of distributions declared	3,565,165	12,049,976
Shares redeemed	(4,001,340,084)	(8,372,799,026)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	283,783,122	378,601,456

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	459,830,654	3,643,380,766

Prime Value Obligations Fund	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Institutional Shares:
Shares sold	55,099,737,248	82,300,608,192
Shares issued to shareholders in payment of distributions declared	36,360,329	90,635,173
Shares redeemed	(51,887,504,987)	(79,819,118,991)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,248,592,590	2,572,124,374

Institutional Service Shares:
Shares sold	4,253,293,119	16,109,745,774
Shares issued to shareholders in payment of distributions declared	3,904,622	15,633,213
Shares redeemed	(4,231,959,185)	(16,140,535,466)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	25,238,556	(15,156,479)

Institutional Capital Shares:
Shares sold	1,462,395,689	6,349,411,484
Shares issued to shareholders in payment of distributions declared	2,159,952	8,479,604
Shares redeemed	(1,496,809,276)	(6,297,047,073)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(32,253,635)	60,844,015

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,241,577,511	2,617,811,910

Tax-Free Obligations Fund	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Institutional Shares:
Shares sold	12,034,466,745	19,017,611,664
Shares issued to shareholders in payment of distributions declared	8,243,205	12,458,763
Shares redeemed	(11,994,391,091)	(17,051,670,393)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	48,318,859	1,978,400,034

Institutional Service Shares:
Shares sold	2,628,581,472	5,890,728,978
Shares issued to shareholders in payment of distributions declared	1,584,022	4,449,268
Shares redeemed	(2,885,518,302)	(5,304,014,300)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(255,352,808)	591,163,946

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(207,033,949)	2,569,563,980

FEDERAL TAX INFORMATION

At July 31, 2002, the Tax-Free Obligations Fund had a capital loss carryforward for federal tax purposes of $16,270 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 797

2009	$ 3,820

2010	$11,653

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of class. Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2003, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INTERFUND TRANSACTIONS

During the six months ended January 31, 2003, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$2,264,607,000	$2,226,231,000

Tax-Free Obligations Fund	$4,781,749,780	$4,191,480,680

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expense and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N104 Cusip 60934N625
Cusip 60934N807 Cusip 60934N617
Cusip 60934N856 Cusip 60934N583
Cusip 60934N849 Cusip 60934N575
Cusip 60934N658 Cusip 60934N401
Cusip 60934N641 Cusip 60934N880

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

25244 (3/03)

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

INSTITUTIONAL CAPITAL SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Municipal Obligations Fund
Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.4%[1]
		Alabama--1.1%
$3,300,000		Birmingham, AL IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	$3,300,000
2,275,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRBs Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,275,000
10,300,000		Decatur, AL IDB, (Series 1996), 1.20% CP (Nucor Steel Decatur LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 2/3/2003	10,300,000
3,115,000		Orange Beach, AL Industrial Development Board, (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/(Columbus Bank and Trust Co., GA LOC)	3,115,000
2,000,000		Port City Medical Clinic Board Mobile, AL, (Series 1998A), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	2,000,000

		TOTAL	20,990,000

		Alaska--0.1%
1,200,000		Valdez, AK Marine Terminal, (Series 2002), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Mandatory Tender 5/1/2003	1,200,000

		Arizona--1.9%
11,930,000		Coconino County, AZ Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC)	11,930,000
7,500,000		Maricopa County, AZ Pollution Control Corp., (Series 1994C), Daily VRDNs (Arizona Public Service Co.)/(Toronto Dominion Bank LOC)	7,500,000
4,740,000		Maricopa County, AZ, IDA Single Family Mortgage, MERLOTS (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	4,740,000
3,675,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments)/(FNMA LOC)	3,675,000
4,644,000		Pima County, AZ IDA, Single Family Mortgages, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,644,000
1,500,000		Tucson and Pima County, AZ IDA, Single Family Mortgage, Roaring Fork (Series 2000-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,500,000

		TOTAL	33,989,000

		Arkansas--3.1%
1,000,000		Arkadelphia, AR, Industrial Development Revenue Bonds (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	1,000,000
5,435,000		Arkansas Development Finance Authority, (PT-1310), Weekly VRDNs (Oakwood Manor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,435,000
5,630,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	5,630,000
14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	14,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--continued
$11,700,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	$11,700,000
4,500,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.)	4,500,000
8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(Bank One, Michigan LOC)	7,100,000

		TOTAL	57,365,000

		California--4.1%
27,500,000		California State, (Series B), 2.50% RANs, 6/27/2003	27,587,606
3,375,000		California State, (Series D), VRNs, 6/27/2003	3,375,000
29,000,000		California State, GO Tax Exempt Notes, 1.35% CP, Mandatory Tender 2/19/2003	29,000,000
3,175,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	3,175,000
3,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	3,000,000
5,000,000		California Statewide Communities Development Authority, (Series B), 2.25% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2003	5,000,000
1,680,000		Los Angeles County, CA IDA, (Series 1991), Weekly VRDNs (Caitec Garment Processing, Inc.)/(Union Bank of California LOC)	1,680,000
1,878,120	[2]	PBCC LeaseTOPS Trust (California Non-AMT) (Series 1998-1), 1.90% TOBs (AMBAC Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ) 8/10/2003	1,878,120

		TOTAL	74,695,726

		Colorado--1.3%
6,070,000		Colorado HFA, MERLOTS (Series 2001 A20), Weekly VRDNs (Wachovia Bank N.A. LIQ)	6,070,000
3,370,000		Denver, CO City & County Airport Authority, Bonds (MBIA INS), 11/15/2003	3,329,405
8,250,000		Denver, CO City & County Airport Authority, (PT-724), Weekly VRDNs (MBIA INS)/(Svenska Handelsbanken, Stockholm LIQ)	8,250,000
5,455,000		El Paso County, CO HFA, Roaring Fork (Series 1999-1), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,455,000

		TOTAL	23,104,405

		Connecticut--4.3%
34,625,000		Connecticut State Transportation Infrastructure Authority, Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	34,625,000
44,245,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	44,245,000

		TOTAL	78,870,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		District of Columbia--2.3%
$41,900,000		District of Columbia, (Series 2002D), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	$41,900,000

		Florida--2.4%
3,525,000		Broward County, FL HFA, MERLOTS (Series 2001 A27), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,525,000
10,000,000		Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	10,000,000
2,783,000		Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 2000-3), Weekly VRDNs (Duval County, FL HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	2,783,000
10,300,000		Dade County, FL IDA, Exempt Facilities Revenue Refunding Bonds (Series 1993), Daily VRDNs (Florida Power & Light Co.)	10,300,000
4,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	4,000,000
3,780,000		Manatee County, FL, (Series 1996A), Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank N.A. LOC)	3,780,000
8,590,000		Miami-Dade County, FL HFA, (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,590,000

		TOTAL	42,978,000

		Georgia--3.5%
3,500,000	[2]	Atlanta, GA Airport Revenue, PA 926R, 1.70% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/3/2003	3,500,000
1,500,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds (Series 1995), Weekly VRDNs (West End Housing Development Project)/(Wachovia Bank N.A. LOC)	1,500,000
8,000,000		Burke County, GA Development Authority, (First Series 2000), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 3/3/2003	8,000,000
6,810,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (Financial Security Assurance Inc INS)/(Wachovia Bank N.A. LIQ)	6,810,000
6,000,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	6,000,000
15,000,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J. P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	15,000,000
10,500,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, J. P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	10,500,000
8,000,000		Georgia State, PUTTERs, (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	8,000,000
2,200,000		Savannah, GA EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	2,200,000
2,000,000		Savannah, GA EDA, (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC)	2,000,000

		TOTAL	63,510,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Hawaii--0.1%
$1,995,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	$1,995,000

		Illinois--4.3%
5,395,000		Chicago, IL O'Hare International Airport, (PT-664), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,395,000
9,995,000		Chicago, IL O'Hare International Airport, (PT-685), Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,995,000
9,135,000		Chicago, IL Single Family Mortgage, (PT-290), Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	9,135,000
2,750,000		Chicago, IL, (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Co., Chicago LOC)	2,750,000
1,760,000		Chicago, IL, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(Firstar Bank, N.A. LOC)	1,760,000
9,000,000		Chicago, IL, (Series 2000C), Weekly VRDNs (Peoples Gas Light & Coke Co.)	9,000,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	10,500,000
11,000,000		Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), Weekly VRDNs (Peoples Gas Light & Coke Co.)	11,000,000
1,000,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,000,000
4,180,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	4,180,000
1,050,000		Illinois Development Finance Authority, IDB, (Series 1989), Weekly VRDNs (Addison 450 LP)/(American National Bank & Trust Co., Chicago LOC)	1,050,000
1,800,000		Illinois Development Finance Authority, IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,800,000
3,000,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(Firstar Bank, N.A. LOC)	3,000,000
1,185,000		Martinsville, IL, IDRB (Series 1995), Weekly VRDNs (PAP-R Products Co.)/(Bank One, Illinois N.A. LOC)	1,185,000
6,280,000		Robbins (Village of), IL, (Series 2001), Weekly VRDNs (Robbins Property LLC)/(American National Bank & Trust Co., Chicago LOC)	6,280,000

		TOTAL	78,030,000

		Indiana--4.0%
4,830,000		Benton, IN Community School Corp., 2.25% TANs, 12/31/2003	4,862,523
1,250,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,250,000
2,765,000		Elkhart County, IN, (Series 1997), Weekly VRDNs (Hart Housing Group, Inc.)/(Fifth Third Bank, Cincinnati LOC)	2,765,000
4,500,000		Greater Clark, IN Community Schools Corp., 2.25% TANs, 12/31/2003	4,536,472
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$4,500,000		Hamilton, IN Southeastern Schools, 2.00% TANs, 12/31/2003	$4,528,360
1,345,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,345,000
12,105,000	[2]	Indiana Bond Bank, MERLOTS (Series 2001 - A119), 1.50% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	12,105,000
4,635,000		Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	4,635,000
2,585,000		Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(Financial Security Assurance Inc INS)/(Merrill Lynch & Co., Inc. LIQ)	2,585,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
5,000,000		Jasper County, IN EDRB, (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC)	5,000,000
8,235,000		Jeffersonville, IN, (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,235,000
1,855,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,855,000
5,800,000		Mishawaka, IN, (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	5,800,000
770,000		Richmond, IN, (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(Bank One, Indiana N.A. LOC)	770,000
6,375,000		Wawasee, IN Community School Corp., 2.25% TANs, 12/31/2003	6,420,850
2,800,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,800,000

		TOTAL	72,893,205

		Kansas--1.8%
8,545,000		Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	8,545,000
6,660,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	6,660,000
3,935,964		Unified Government of Wyandotte County/Kansas City, KS, (Series 2002-I), 1.85% BANs, 2/1/2003	3,935,964
13,066,656		Unified Government of Wyandotte County/Kansas City, KS, (Series 2003-I), 1.35% BANs, 2/1/2004	13,063,912

		TOTAL	32,204,876

		Kentucky--2.3%
6,000,000		Graves County, KY, School Building Revenue Bonds (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	6,000,000
1,350,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,350,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--continued
$11,995,000		Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	$11,995,000
3,990,000		Kentucky Housing Corp., MERLOTS (Series 2000-B9), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,990,000
16,000,000		Kentucky Turnpike Authority, Floater Certificates (2001-567), Weekly VRDNs (Financial Security Assurance Inc INS)/(Morgan Stanley LIQ)	16,000,000
3,150,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	3,150,000

		TOTAL	42,485,000

		Louisiana--1.7%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) Series 2002-17, 1.65% TOBs (Louisiana State Gas & Fuels)/(AMBAC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/21/2003	4,000,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	5,000,000
9,600,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (Conoco, Inc.)/(Bank One N.A. (Chicago) LOC)	9,600,000
3,345,000		Louisiana HFA, Trust Receipts (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,345,000
7,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	7,000,000
1,600,000		Ouachita Parish, LA IDB, (Series 1998), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois N.A. LOC)	1,600,000

		TOTAL	30,545,000

		Maine--1.0%
3,800,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	3,800,000
2,550,000		Biddeford, ME, (Series 2000), Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC)	2,550,000
7,615,000	[2]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 1.60% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	7,615,000
1,580,000		Trenton, ME, (Series 1998), Weekly VRDNs (Hinckley Co.)/(Key Bank, N.A. LOC)	1,580,000
2,015,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	2,015,000

		TOTAL	17,560,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--0.7%
$1,286,000		Harford County, MD, (Series 1989), Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	$1,286,000
3,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	3,375,000
2,440,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst Bank LOC)	2,440,000
4,905,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	4,905,000

		TOTAL	12,006,000

		Massachusetts--0.2%
30,000		Massachusetts Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC)	30,000
4,000,000		Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	4,000,000

		TOTAL	4,030,000

		Michigan--0.8%
14,380,000	[2]	Detroit, MI City School District, MERLOTS (Series 2000 A8), 1.55% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	14,380,000

		Minnesota--1.3%
1,100,000		Blaine, MN, (Series 1997), Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,100,000
3,400,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,400,000
6,440,000		Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
2,225,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,225,000
5,250,000		Ramsey County, MN Housing and Redevelopment Authority, Chestnut Housing, LLP (Series 2002), 1.2462% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 5/1/2003	5,250,000
2,170,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,170,000
980,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	980,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000

		TOTAL	23,815,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--2.6%
$4,500,000		Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	$4,500,000
6,000,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
7,670,000		Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,670,000
15,240,000		Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	15,240,000
3,940,000		Mississippi Home Corp., Roaring Forks Certificates (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,940,000
9,790,000		Mississippi Regional Housing Authorithy No. II, (Series 1998), 1.85% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2003	9,790,000

		TOTAL	47,140,000

		Missouri--1.1%
1,170,000		Kansas City, MO IDA, (Series 1999), Weekly VRDNs (B&B Investments LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,170,000
5,415,000		Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	5,415,000
4,670,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	4,670,000
7,110,000		Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,110,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000

		TOTAL	19,365,000

		Montana--0.5%
3,240,000		Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,240,000
6,655,000	[2]	Montana State Board of Housing, Variable Certificates (Series 2002L), 1.70% TOBs (Bank of America N.A. LIQ), Optional Tender 6/5/2003	6,655,000

		TOTAL	9,895,000

		Multi State--8.4%
9,033,500		BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	9,033,500
3,790,000		BNY Municipal Certificates Trust (Series 2002-BNY5), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,790,000
29,000,000		Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and Toronto Dominion Bank LIQs)	29,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$43,230,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	$43,230,000
42,465,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09), Weekly VRDNs (AMBAC, FGIC, Financial Security Assurance Inc, MBIA INS) and State Street Bank and Trust Co. LIQs)	42,465,000
7,534,000		Koch Floating Rate Trust (Multistate Non-AMT) (Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	7,534,000
2,038,150	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1998-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/8/2003	2,038,150
4,582,577	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1999-2), 2.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/15/2003	4,582,577
11,621,961	[2]	PBCC LeaseTOPSTrust (Multistate Non-AMT) (Series 2002-1), 2.15% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 7/9/2003	11,621,961

		TOTAL	153,295,188

		Nebraska--2.8%
2,400,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,400,000
3,900,000		Douglas County, NE, IDRB (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,900,000
9,975,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	9,975,000
26,041,000		Nebraska Investment Finance Authority, (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	26,041,000
3,495,000		Nebraska Investment Finance Authority, MERLOTs (Series 2000-O), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,495,000
5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.)	5,700,000

		TOTAL	51,511,000

		Nevada--0.4%
7,535,000		Clark County, NV, (Series 1998), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	7,535,000
400,000		Sparks, NV, (Series 1996), Weekly VRDNs (Antioch Publishing Co.)/(National City Bank, Ohio LOC)	400,000

		TOTAL	7,935,000

		New Hampshire--1.1%
4,600,000		New Hampshire Business Finance Authority, (Series 2002), Weekly VRDNs (GT Equipment Technologies, Inc.)/(Fleet National Bank LOC)	4,600,000
2,397,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	2,397,000
5,950,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/ (Financial Security Assurance Inc INS)/(Chase Manhattan Bank (USA) N.A., Wilmington and Dexia Credit Local LIQs)	5,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Hampshire--continued
$4,120,000		New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	$4,120,000
3,175,000		New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,175,000

		TOTAL	20,242,000

		New Jersey--0.4%
2,188,019		Beach Haven, NJ, 2.75% BANs, 6/13/2003	2,193,835
4,995,000	[2]	New Jersey Turnpike Authority, PA-824R, 1.60% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	4,995,000

		TOTAL	7,188,835

		New Mexico--1.5%
2,905,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,905,000
5,300,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	5,300,000
3,900,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	3,900,000
2,875,000		New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,875,000
6,300,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,300,000
5,550,000	[2]	New Mexico Mortgage Finance Authority, MERLOTs (Series 2000-A18), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,550,000

		TOTAL	26,830,000

		New York--10.6%
4,000,000		Carthage, NY Central School District, 2.375% RANs, 6/27/2003	4,009,794
2,700,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Series 2002B), Weekly VRDNs (Financial Security Assurance Inc INS)/(Dexia Credit Local LIQ)	2,700,000
10,500,000		New York City Housing Development Corp., (Series 2000A), Weekly VRDNs (15th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	10,500,000
15,100,000		New York City Housing Development Corp., (Series 2001A), Weekly VRDNs (West 55th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	15,100,000
10,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G), Weekly VRDNs (Bank of New York LIQ)	10,000,000
3,200,000		New York City, NY, (1993 Series B), Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	3,200,000
84,300,000		New York City, NY, FR/RI (Series 2002 L24J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	84,300,000
10,000,000		New York State HFA, (2003 Series A: 360 West 43rd Street), Weekly VRDNs (42/9 Residential LLC)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$4,000,000		Norwood-Norfolk, NY Central School District, 2.375% BANs, 6/27/2003	$4,010,299
6,000,000		Oyster Bay, NY, (2002 Series D), 2.375% BANs, 8/22/2003	6,025,305
5,000,000		Oyster Bay, NY, (2002 Series D), 2.50% BANs, 8/22/2003	5,024,499
8,850,000		Randolph, NY Central School District, 2.25% BANs, 6/25/2003	8,872,385
10,000,000		Rochester, NY, 2.25% BANs, 10/23/2003	10,024,800
1,177,200		Schalmont, NY Central School District, 2.25% BANs, 6/27/2003	1,180,061
2,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (Financial Security Assurance Inc INS)/ (J.P. Morgan Chase Bank LIQ)	2,000,000
1,000,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J. P. Morgan Chase Bank LIQ)	1,000,000
9,700,000		Watkins Glen, NY Central School District, 2.00% BANs, 6/17/2003	9,714,363
5,000,000		Waverly, NY Central School District, 2.50% RANs, 6/30/2003	5,016,036

		TOTAL	192,677,542

		North Carolina--0.9%
11,000,000	[2]	North Carolina State, (PT-413), 1.90% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	11,000,000
5,500,000		North Carolina State, (Series 2002C), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	5,500,000
395,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authorithy, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	395,000

		TOTAL	16,895,000

		Ohio--1.7%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) Series 1998-18, (Series 1998-18), 2.00% TOBs (Cleveland, OH Waterworks)/(Financial Security Assurance Inc INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	4,000,000
6,250,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Huntington National Bank, Columbus, OH LOC)	6,250,000
3,985,000		Ohio HFA Multifamily Housing, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,985,000
5,270,000		Ohio HFA Multifamily Housing, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	5,270,000
10,765,000		Ohio State Building Authority, (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	10,765,000

		TOTAL	30,270,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oklahoma--1.5%
$6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank LOC)	$6,000,000
810,000		Oklahoma City, OK Airport Trust, 4.00% Bonds (MBIA INS), 7/1/2003	817,779
20,000,000		Tulsa County, OK Industrial Authority, (Series 2002A), Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC)	20,000,000

		TOTAL	26,817,779

		Oregon--1.0%
8,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000

		TOTAL	18,500,000

		Pennsylvania--0.4%
4,000,000		Erie, PA School District, 2.50% TRANs, 6/30/2003	4,014,510
2,700,000		William Penn School District, PA, 2.50% TRANs, 6/30/2003	2,706,488

		TOTAL	6,720,998

		Rhode Island--0.8%
2,965,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS (Series 2001-A31) Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,965,000
5,100,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS (Series 2001 A80), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,100,000
4,130,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	4,130,000
2,300,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,300,000

		TOTAL	14,495,000

		South Carolina--3.5%
20,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	20,000,000
785,000		Berkeley County, SC IDB, (Series 1989), Weekly VRDNs (W.W. Williams Co.)/(Bank One N.A. (Ohio) LOC)	785,000
14,500,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	14,500,000
200,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.)	200,000
13,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
2,760,000		South Carolina Jobs--EDA Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,760,000
4,750,000		South Carolina Jobs--EDA Weekly VRDNs (Fenner Container, Inc.)/(SunTrust Bank LOC)	4,750,000
300,000		South Carolina Jobs--EDA, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--continued
$550,000		South Carolina Jobs--EDA, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	$550,000
350,000		South Carolina Jobs--EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	350,000
3,700,000		South Carolina Jobs--EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
2,800,000		York County, SC IDA, (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA LOC)	2,800,000

		TOTAL	63,695,000

		Tennessee--2.1%
10,000,000		Blount County, TN Public Building Authority, (Series A-5-A), Daily VRDNs (Blount County, TN)/(AMBAC INS)/(Toronto Dominion Bank LIQ)	10,000,000
1,300,000		Cheatham County, TN IDB, (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham LOC)	1,300,000
2,000,000		Covington, TN IDB, (Series 1992), Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank N.A. LOC)	2,000,000
1,440,000		Dickson County, TN IDB, (Series 1996), Weekly VRDNs (Tennessee Bun Co. LLC Project)/(PNC Bank, N.A. LOC)	1,440,000
7,000,000		Jackson County, TN IDB, (Series B), Daily VRDNs (Esselte AB)/(Bank of America N.A. LOC)	7,000,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
1,350,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,350,000
7,755,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 1988), Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	7,755,000
600,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	600,000
4,000,000		Tullahoma, TN, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	4,000,000

		TOTAL	38,445,000

		Texas--8.6%
19,620,000		Arlington, TX Housing Finance Corp., Roaring Forks Certificates (Series 2002-03), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	19,620,000
12,000,000		Austin, TX Airport System, MERLOTS (Series 2000J), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,990,000		Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,990,000
5,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 1.50% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$6,000,000		Brazos River Authority, TX, Trust Receipts (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Energy)/(Bank of New York SWP)	$6,000,000
6,755,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,755,000
12,055,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	12,055,000
9,000,000		Dallas-Fort Worth, TX International Airport, (PA-1061), Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	9,000,000
3,220,000		Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,220,000
6,420,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS (Series 2001 A-40), 1.60% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,420,000
9,600,000		Houston, TX Airport System, (MERLOTS Series 2001-B4), Weekly VRDNs (Financial Security Assurance Inc INS)/(Wachovia Bank N.A. LIQ)	9,600,000
15,100,000		Midlothian, TX Industrial Development Corp., (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America N.A. LOC)	15,100,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	10,000,000
3,765,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(Bank One N.A. (Chicago) LOC)	3,765,000
3,620,000		Texas State Department of Housing & Community Affairs, Variable Certificates (Series 2001A), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	3,620,000
10,200,000		Texas State, 2.75% TRANs, 8/29/2003	10,287,396
4,900,000		Trinity River Authority of Texas, (Series 2001), Weekly VRDNs (Community Waste Disposal, Inc.)/(Wells Fargo Bank, Texas LOC)	4,900,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	156,182,396

		Utah--0.7%
7,800,000		Emery County, UT, (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/ (Bank of Nova Scotia, Toronto LIQ)	7,800,000
4,400,000		Salt Lake County, UT, PCR Bonds (Series 1994B), Daily VRDNs (BP Amoco Corp.)	4,400,000

		TOTAL	12,200,000

		Vermont--0.4%
7,220,000	[2]	Vermont HFA, MERLOTS (Series 2001-A91), 1.60% TOBs (Financial Security Assurance Inc INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	7,220,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--2.8%
$10,000,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	$10,000,000
10,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.65% CP (Virginia Electric & Power Co.), Mandatory Tender 4/9/2003	10,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.80% TOBs (Rolling Brook Village Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(FHLMC LIQ), Optional Tender 3/1/2003	5,000,000
9,050,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	9,050,000
6,880,000		Loudoun County, VA IDA, (Series 2001), Daily VRDNs (Atlantic Coast Airlines)/(Wachovia Bank N.A. LOC)	6,880,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2002-C), Weekly VRDNs (Financial Security Assurance Inc INS)/(Dexia Credit Local LIQ)	5,000,000
2,000,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	2,000,000
3,200,000		Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	3,200,000

		TOTAL	51,130,000

		Washington--3.2%
6,995,000		Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA INS)/(Wachovia Bank N.A. LIQ)	6,995,000
5,267,500		Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (Financial Security Assurance Inc INS)/(Bank of New York LIQ)	5,267,500
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
2,495,000		Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	2,495,000
4,450,000		Port of Seattle, WA, (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,050
3,750,000		Seattle, WA Housing Authority, (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	3,750,000
11,880,000	[2]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 1.60% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	11,880,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
9,940,000	[2]	Washington State Public Power Supply System, MERLOTS (Series 2000 A19), 1.55% TOBs (Energy Northwest, WA)/(MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,940,000

		TOTAL	59,127,550

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		West Virginia--0.1%
$1,730,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(Wachovia Bank N.A. LOC)	$1,730,000

		Wisconsin--1.0%
1,000,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(Firstar Bank, N.A. LOC)	1,000,000
3,125,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,125,000
2,470,000		La Crosse, WI IDA, (Series 2000), Weekly VRDNs (Pacal Industries)/ (Wells Fargo Bank Minnesota N.A. LOC)	2,470,000
2,300,000		Milwaukee, WI, (Series 1997), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	2,300,000
1,000,000		New Berlin, WI, (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin N.A. LOC)	1,000,000
3,680,000		Sussex, WI IDB, (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,680,000
5,515,000		Wisconsin Housing & EDA, Trust Receipts (Series 1997-18), Weekly VRDNs (Bank of New York LIQ)	5,515,000

		TOTAL	19,090,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$1,827,144,500

Securities that are subject to alternative minimum tax represent 43.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2003, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
95.04%	4.96%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid by criteria approved by the Fund's Board of Directors. At January 31, 2003, these securities amounted to $150,350,808 which represents 8.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,819,983,879) at January 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Patticipating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--11.5%
		Banking--11.5%
$136,000,000		Abbey National Treasury Services, PLC, 1.802% - 1.841%, 10/17/2003 - 10/20/2003	$135,996,442
15,000,000		BNP Paribas SA, 1.260%, 7/7/2003	15,005,677
53,000,000		Bank of New York, 2.089%, 7/1/2003	52,992,432
125,000,000		Canadian Imperial Bank of Commerce, 1.350%, 5/7/2003	125,000,000
22,000,000		Citibank N.A., New York, 1.280%, 4/23/2003	22,000,000
152,500,000		Comerica Bank, 2.159% - 2.484%, 3/10/2003 - 6/23/2003	152,507,741
250,000,000		Credit Agricole Indosuez, 1.280%, 3/6/2003	250,000,000
56,000,000		Credit Suisse First Boston, 1.810%, 2/3/2003	56,000,000
43,000,000		Dresdner Bank AG, Frankfurt, 1.350%, 2/21/2003	43,010,672
6,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.940%, 10/24/2003	6,000,000
5,000,000		Rabobank Nederland, Utrecht, 2.309%, 3/7/2003	5,000,786
100,000,000		Royal Bank of Canada, Montreal, 2.187%, 2/18/2003	100,000,000
46,000,000		Societe Generale, Paris, 1.395%, 2/3/2004	46,004,599
176,000,000		Svenska Handelsbanken, Stockholm, 1.290% - 2.139%, 3/7/2003 - 6/30/2003	176,016,234
125,000,000		Toronto Dominion Bank, 1.350%, 5/7/2003 - 5/13/2003	124,997,379
25,000,000		WestLB AG, 1.360%, 5/15/2003	25,000,000

		TOTAL CERTIFICATES OF DEPOSIT	1,335,531,962

		COLLATERALIZED LOAN AGREEMENTS--5.2%
		Banking--1.3%
150,000,000		CDC Financial Products, Inc., 1.413%, 2/3/2003	150,000,000

		Brokerage--3.9%
120,000,000		Goldman Sachs & Co., 1.363% - 1.463%, 2/3/2003	120,000,000
340,000,000		Salomon Smith Barney Inc., 1.363% - 1.413%, 2/3/2003	340,000,000

		TOTAL	460,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	610,000,000

Principal Amount			Value
		COMMERCIAL PAPER--26.4%[1]
		Banking--7.9%
$171,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.321% - 1.344%, 2/7/2003 - 4/9/2003	$170,795,523
108,000,000		Citicorp, 1.284% - 1.303%, 3/10/2003 - 4/25/2003	107,792,531
110,500,000		Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 1.304%, 4/16/2003	110,204,719
100,000,000		Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 1.350%, 5/8/2003	99,642,400
127,000,000		ING (U.S.) Funding LLC, (Guaranteed by ING Bank N.V.), 1.369% - 2.003%, 3/26/2003 - 5/14/2003	126,535,962
24,495,000		Ivory Funding Corp., 1.314%, 4/7/2003	24,437,062
50,000,000		KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.298%, 7/23/2003	49,691,833
138,189,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.311% - 1.385%, 2/3/2003 - 3/6/2003	138,117,949
40,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 1.298%, 7/15/2003	39,764,933
54,133,000		Stellar Funding Group Inc., 1.301% - 1.379%, 2/3/2003 - 5/14/2003	54,065,892

		TOTAL	921,048,804

		Finance - Automotive--2.0%
122,500,000		FCAR Auto Loan Trust, (Series A1/P1), 1.298% - 1.308%, 7/11/2003 - 7/16/2003	121,784,139
115,000,000		New Center Asset Trust, (Series A1/P1), 1.264% - 1.339%, 4/28/2003 - 5/9/2003	114,639,510

		TOTAL	236,423,649

		Finance - Commercial--6.6%
276,000,000		Amsterdam Funding Corp., 1.264% - 1.302%, 2/5/2003 - 4/23/2003	275,644,876
50,000,000		Edison Asset Securitization LLC, 1.308%, 7/10/2003	49,712,917
60,000,000		Eureka Securitization Inc., 1.284%, 4/22/2003	59,829,333
50,000,000		Falcon Asset Securitization Corp., 1.309%, 7/10/2003	49,712,917
50,000,000		General Electric Capital Corp., 1.339%, 5/12/2003	49,815,278
155,475,000		Jupiter Securitization Corp., 1.281%, 2/18/2003 - 2/19/2003	155,379,246
50,000,000		PREFCO-Preferred Receivables Funding Co., 1.349%, 5/12/2003	49,813,889
78,000,000		Paradigm Funding LLC, 1.291% - 1.303%, 2/12/2003 - 3/7/2003	77,934,243

		TOTAL	767,842,699

		Finance - Retail--3.6%
425,000,000		Sheffield Receivables Corp., 1.271% - 1.292%, 2/20/2003 - 2/25/2003	424,658,965

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Securities--3.6%
$334,200,000		Galaxy Funding Inc., 1.274% - 1.804%, 2/14/2003 - 4/22/2003	$333,349,224
33,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.501%, 5/8/2003	32,868,880
50,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.111%, 3/14/2003	49,881,271

		TOTAL	416,099,375

		Insurance--0.9%
100,000,000		Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 1.322%, 2/4/2003	99,989,000

		Oil & Oil Finance--1.2%
143,000,000		Shell Finance (UK) PLC, 1.298% - 1.865%, 7/11/2003 - 9/29/2003	141,754,267

		Retail--0.6%
70,000,000		Home Depot, Inc., 1.369%, 5/20/2003	69,714,400

		TOTAL COMMERCIAL PAPER	3,077,531,159

		BANK NOTES--0.6%
		Banking--0.6%
75,000,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.710%, 2/20/2003	74,948,937

		SHORT-TERM NOTES--11.2%
		Banking--0.4%
50,000,000		Deutsche Bank AG, 1.343%, 2/3/2003	50,000,000

		Brokerage--3.6%
180,000,000		Goldman Sachs Group, Inc., 1.400% - 1.480%, 2/3/2003 - 5/15/2003	180,000,000
244,000,000		Merrill Lynch & Co., Inc., 1.463% - 2.450%, 2/3/2003 - 3/24/2003	244,000,000

		TOTAL	424,000,000

		Finance - Automotive--1.6%
11,062,815		Americredit Automobile Receivables Trust 2002-E-M, Class A1, 1.819%, 11/6/2003	11,062,815
16,997,211		Ford Credit Auto Owner Trust 2002-D, Class A1, 1.790%, 5/15/2003	16,997,211
2,520,403		Honda Auto Receivables Owner Trust 2002-2, Class A1, 1.950%, 6/13/2003	2,520,404
23,511,438		Nissan Auto Lease Trust 2002-A, Class A1, 1.400%, 11/17/2003	23,511,438
64,948,626		Regions Auto Receivables Trust 2002-1, Class A1, 1.435%, 12/15/2003	64,948,626
10,738,302		SSB Auto Loan Trust 2002-1, Class A1, 1.659%, 11/15/2003	10,738,302
56,000,000		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	56,000,000

		TOTAL	185,778,796

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Finance - Equipment--0.5%
$37,145,218		CNH Equipment Trust 2002-B, Class A1, 1.406%, 12/9/2003	$37,145,218
23,186,630		Navistar Financial Corp. Owner Trust 2002-B, Class A1, 1.620%, 11/15/2003	23,186,630

		TOTAL	60,331,848

		Finance - Securities--3.7%
215,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.600% - 2.990%, 2/6/2003 - 11/20/2003	215,000,000
50,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.450%, 3/3/2003	50,000,000
170,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.945% - 2.680%, 2/26/2003 - 10/27/2003	170,000,000

		TOTAL	435,000,000

		Retail--0.4%
41,850,000		Wal-Mart Stores, Inc., 4.375%, 8/1/2003	42,280,000

		Telecommunications--1.0%
50,000,000		BellSouth Corp., 4.105%, 4/26/2003	50,147,409
60,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	60,308,607

		TOTAL	110,456,016

		TOTAL SHORT-TERM NOTES	1,307,846,660

		GOVERNMENT AGENCIES--1.6%
		Government Agencies--1.6%
115,000,000		Federal Home Loan Bank System, 1.600% - 1.720%, 11/3/2003 - 2/3/2004	115,000,000
75,000,000		Federal Home Loan Mortgage Corp., 1.750% - 5.250%, 12/8/2003 - 2/15/2004	75,591,225

		TOTAL GOVERNMENT AGENCIES	190,591,225

		LOAN PARTICIPATION--0.8%
		Chemicals--0.6%
75,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.340% - 1.487%, 3/7/2003 - 9/30/2003	75,000,000

		Electrical Equipment--0.2%
16,700,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC), 1.386%, 5/19/2003	16,700,000

		TOTAL LOAN PARTICIPATION	91,700,000

Principal Amount			Value
		NOTES - VARIABLE--30.0%[2]
		Banking--10.4%
$5,489,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	$5,489,000
40,000,000		Abbey National Treasury Services, PLC, 1.320%, 5/1/2003	40,000,000
6,945,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	6,945,000
3,000,000		Alabama Paper Products LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,000,000
3,425,000		Alabama State IDA, (Regions Bank, Alabama LOC), 1.400%, 2/6/2003	3,425,000
2,000,000		Albuquerque, NM, (Series 1997) El Canto, Inc., (Wells Fargo Bank Minnesota N.A. LOC), 1.590%, 2/6/2003	2,000,000
1,235,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 1.400%, 2/6/2003	1,235,000
4,540,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	4,540,000
5,820,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	5,820,000
11,040,000		Badger Mining Corp., (Firstar Bank, N.A. LOC), 1.500%, 2/5/2003	11,040,000
11,775,000		Barton Healthcare LLC, (American National Bank & Trust Co., Chicago LOC), 1.400%, 2/5/2003	11,775,000
2,200,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,200,000
186,500,000		Blue Heron Funding III, Inc, (Series 3A), (Guaranteed by WestLB AG), 1.351%, 2/28/2003	186,500,000
3,440,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,440,000
6,185,000		Brownsburg Christian Church, Inc., (Firstar Bank, N.A. LOC), 1.490%, 2/6/2003	6,185,000
3,240,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.350%, 2/6/2003	3,240,000
1,340,000		C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,340,000
4,300,000		CAM International LP, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	4,300,000
7,750,000		California Statewide Communities Development Authority, (U.S. Bank N.A., Cincinnatti LOC), 1.390%, 2/3/2003	7,750,000
2,515,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	2,515,000
12,091,000		Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.400%, 2/6/2003	12,091,000
48,662,000		Capital One Funding Corp., (Bank One N.A. (Ohio) LOC), 1.400% - 1.550%, 2/6/2003	48,662,000
1,396,000		Capital One Funding Corp., (Bank One, Indiana N.A. LOC), 1.400%, 2/6/2003	1,396,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,250,000		Capital One Funding Corp., (Bank One, Wisconsin N.A. LOC), 1.400%, 2/6/2003	$4,250,000
4,428,000		Capital One Funding Corp., (Series 1993-A), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	4,428,000
3,540,000		Capital One Funding Corp., (Series 1994-E), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	3,540,000
7,623,000		Capital One Funding Corp., (Series 1996-G), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	7,623,000
11,491,000		Capital One Funding Corp., (Series 2001-B), (Bank One N.A. (Ohio) LOC), 1.550%, 2/6/2003	11,491,000
2,670,000		Casna LP, (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	2,670,000
8,535,000		Cedarville College, (Series 1998), (Key Bank, N.A. LOC), 1.400%, 2/6/2003	8,535,000
4,050,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	4,050,000
6,705,000		Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 1.340%, 2/6/2003	6,705,000
9,900,000		Charlotte Christian School, (Series 1999), (Wachovia Bank N.A. LOC), 1.340%, 2/5/2003	9,900,000
1,000,000		Citywide Development Corp., (Bank One, West Virginia N.A. LOC), 1.450%, 2/6/2003	1,000,000
3,450,000		Cleveland Country Club, Inc., (Series 2001), (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,450,000
5,900,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 1.440%, 2/5/2003	5,900,000
8,310,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.470%, 2/6/2003	8,310,000
12,170,000		Community Centre Group of Cos., (Comerica Bank LOC), 1.440%, 2/6/2003	12,170,000
4,800,000		Davis Industries, Inc., (Comerica Bank LOC), 1.400%, 2/6/2003	4,800,000
5,000,000		Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	5,000,000
5,750,000		Dick Corp. Headquarters LP, (National City Bank, Pennsylvania LOC), 1.420%, 2/6/2003	5,750,000
5,700,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	5,700,000
2,580,000		Elliott Aviation, Inc., (Firstar Bank, N.A. LOC), 1.500%, 2/5/2003	2,580,000
5,340,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 1.400%, 2/6/2003	5,340,000
970,000		Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	970,000
5,345,000		Equity Development Corp., (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	5,345,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,000,000		Excel Mining Systems, Inc., (Series 2001), (Australia & New Zealand Banking Group, Melbourne LOC), 1.450%, 2/6/2003	$4,000,000
510,000		Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	510,000
2,375,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,375,000
5,870,000		Franklin County, OH, Edison Welding, (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.450%, 2/6/2003	5,870,000
1,200,000		Fredricksburg, VA IDA, (SunTrust Bank LOC), 1.400%, 2/5/2003	1,200,000
6,010,000		Freeport, IL, (Firstar Bank, N.A. LOC), 1.340%, 2/6/2003	6,010,000
2,295,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 1.400%, 2/6/2003	2,295,000
3,360,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.350%, 2/6/2003	3,360,000
4,500,000		Gary, In Redevelopment District, (American National Bank & Trust Co., Chicago LOC), 1.250%, 2/6/2003	4,500,000
5,200,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 1.400%, 2/5/2003	5,200,000
1,270,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 1.450%, 2/6/2003	1,270,000
4,340,000		Grigsby Properties LLC, (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	4,340,000
1,785,000		Guilford Capital LLC, (Series 2002 -- C), (Regions Bank, Alabama LOC), 1.640%, 2/6/2003	1,785,000
2,880,000		Guilford Capital LLC, (Series 2002 -- F), (Regions Bank, Alabama LOC), 1.640%, 2/6/2003	2,880,000
97,000,000		HBOS Treasury Services PLC, 1.610%, 2/20/2003	97,000,000
3,265,000		Harvey A. Tolson, (Firstar Bank, N.A. LOC), 1.490%, 2/6/2003	3,265,000
3,750,000		Holden Properties Colorado LLC, (Comerica Bank - California LOC), 1.490%, 2/6/2003	3,750,000
9,805,000		Home City Ice Co. & H.C. Transport, (Series 2000), (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	9,805,000
4,830,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 1.460%, 2/6/2003	4,830,000
6,235,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.460%, 2/6/2003	6,235,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.350%, 2/6/2003	3,085,000
5,250,000		IT Spring Wire LLC, (Series 1997), (Fifth Third Bank, Cincinnati LOC), 1.420%, 2/6/2003	5,250,000
7,530,000		Ilsco Corp., (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	7,530,000
9,000,000		Interlock Realty Co., (U.S. Bank N.A., Cincinnatti LOC), 1.400%, 2/6/2003	9,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,560,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	$1,560,000
4,125,000		Jemmack Funding Group LLC, (Series 2002), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	4,125,000
4,300,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home Loan Bank of Topeka LOC), 1.390%, 2/6/2003	4,300,000
1,715,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,715,000
2,500,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,500,000
8,500,000		KinderCare Learning Centers, Inc., (Series B), (J.P. Morgan Chase Bank LOC), 1.850%, 2/5/2003	8,500,000
1,815,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota N.A. LOC), 1.400%, 2/5/2003	1,815,000
4,295,000		Kite Rubloff, Logansport LLC, (National City Bank, Ohio LOC), 1.520%, 2/6/2003	4,295,000
4,050,000		LCO Ventures LLC, (Fleet National Bank LOC), 1.500%, 2/5/2003	4,050,000
6,000,000		Laverne City, IDA, Mobile Tool Intl, Inc. Project (Series 1998-B), (Fleet National Bank LOC), 1.520%, 2/6/2003	6,000,000
3,005,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,005,000
3,920,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.400%, 2/6/2003	3,920,000
5,000,000		Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 1.440%, 2/5/2003	5,000,000
30,985,000		M/S Land LLC, (Bank One, Illinois N.A. LOC), 1.400%, 2/6/2003	30,985,000
4,000,000		MBE Investment Co. LLC, EH Investment Company (Series 2000 A), (Standard Federal Bank, N.A. LOC), 1.400%, 2/6/2003	4,000,000
55,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.470%, 3/27/2003	55,000,000
2,007,000		MacDonald & Associates LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,007,000
8,700,000		Medical Arts Capital LLC, (Series 2001), (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	8,700,000
1,280,000		Michigan State Housing Development Authority, (Series 1999B), Lexington Place Apartments, (Bank of America N.A. LOC), 1.440%, 2/6/2003	1,280,000
3,100,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,100,000
4,100,000		Mile Bluff Clinic Building Partnership, (Firstar Bank, N.A. LOC), 1.500%, 2/5/2003	4,100,000
1,400,000		Mississippi Business Finance Corp., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	1,400,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$2,760,000		Mississippi Business Finance Corp., (Bank One, Illinois N.A. LOC), 1.350%, 2/6/2003	$2,760,000
3,100,000		Multicraft International LP, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,100,000
4,055,000		Nassau County, NY IDA, Tweezerman Corp. Project, (Series 2003), (Fleet National Bank LOC), 1.500%, 2/5/2003	4,055,000
2,600,000		New Berlin, WI, Sunraider LLC (Series 1997B), (Bank One, Wisconsin N.A. LOC), 1.450%, 2/6/2003	2,600,000
3,300,000		New Jersey EDA, Morey Organization, Inc. Project (Series 1997), (Wachovia Bank N.A. LOC), 1.420%, 2/5/2003	3,300,000
2,565,000		New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank N.A. LOC), 1.490%, 2/5/2003	2,565,000
5,450,000		Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	5,450,000
39,500,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.340%, 2/5/2003	39,500,000
6,790,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	6,790,000
3,175,000		Oakwoods Master Ltd. Partnership, (Amsouth Bank N.A., Birmingham LOC), 1.340%, 2/6/2003	3,175,000
3,995,000		P.C.I. Paper Conversions, Inc., (Series 2000), (Key Bank, N.A. LOC), 1.400%, 2/6/2003	3,995,000
4,350,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	4,350,000
2,800,000		Parker Towing Co., Inc., (Series 2001), (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,800,000
7,050,000		Pepin Distributing Co., (Wachovia Bank N.A. LOC), 1.340%, 2/6/2003	7,050,000
760,000		Poseyville, In, North American Green, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.340%, 2/6/2003	760,000
7,529,000		Primex Funding Corp., (Series 1997-A), (Bank One, Indiana N.A. LOC), 1.400%, 2/6/2003	7,529,000
6,760,000		R & J Investment Co., (Bank One N.A. (Ohio) LOC), 1.440%, 2/6/2003	6,760,000
3,160,000		Riverchase Country Club, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,160,000
1,359,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.420%, 2/6/2003	1,359,000
6,950,000		Santa Rosa, CA, (WestLB AG LOC), 1.510%, 2/6/2003	6,950,000
7,650,000		Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	7,650,000
18,500,000		Seeber USA, LLP, (Series 2000), (Wachovia Bank N.A. LOC), 1.340%, 2/5/2003	18,500,000
6,510,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	6,510,000
5,690,000		Sioux-Preme Packing Co., (Firstar Bank, N.A. LOC), 1.500%, 2/5/2003	5,690,000
3,230,000		Solon Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	3,230,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$5,000,000		Springhill Medical Comples, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.350%, 2/6/2003	$5,000,000
9,725,000		Stow-Glen Properties LLC, (Firstar Bank, N.A. LOC), 1.490%, 2/6/2003	9,725,000
920,000		TDB Realty, Ltd., (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	920,000
2,830,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,830,000
2,480,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,480,000
975,000		Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 1.400%, 2/5/2003	975,000
3,285,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,285,000
3,005,000		Trap Rock Industries, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.390%, 2/5/2003	3,005,000
825,000		Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.440%, 2/6/2003	825,000
2,695,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,695,000
3,430,000		VLF LLC, The Village of Lovejoy,Fountain Project, (Key Bank, N.A. LOC), 1.480%, 2/6/2003	3,430,000
1,869,300		Valleydale Baptist Church, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	1,869,300
1,730,000		Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,730,000
5,575,000		Vista Grande Villa, (Lasalle Bank, N.A. LOC), 1.450%, 2/6/2003	5,575,000
6,500,000		WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	6,500,000
4,300,000		Watson's St. Louis Property LLC, (Series 2001), (U.S. Bank N.A., Cincinnatti LOC), 1.460%, 2/6/2003	4,300,000
3,700,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,700,000
6,400,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 1.440%, 2/6/2003	6,400,000
110,000,000		Wells Fargo & Co., 1.370% - 1.412%, 2/1/2003 - 2/14/2003	110,000,000
2,000,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,000,000
10,990,000		Wildcat Management Co., Inc., (Series 1999), (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	10,990,000
5,800,000		Winder-Barrow Industrial Building Authority, (SunTrust Bank LOC), 1.400%, 2/5/2003	5,800,000

		TOTAL	1,214,719,300

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Brokerage--4.2%
$247,000,000		Goldman Sachs Group, Inc., Promissory Notes, 1.415% - 1.470%, 2/3/20023 - 2/13/2003	$247,000,000
190,000,000		Merrill Lynch & Co., Inc., 1.425% - 1.640%, 2/3/2003 - 2/11/2003	190,059,709
50,000,000		Salomon Smith Barney Holdings, Inc., 1.355%, 2/10/2003	50,000,000

		TOTAL	487,059,709

		Consumer Products--0.2%
25,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.390%, 3/12/2003	25,000,000

		Finance - Commercial--6.8%
300,000,000		Compass Securitization LLC, 1.328% - 1.330%, 2/13/2003 - 2/14/2003	299,991,015
285,500,000		General Electric Capital Corp., 1.396%-1.490%, 2/3/2003-2/18/2003	285,573,124
200,000,000		Paradigm Funding LLC, 1.309% - 1.350%, 2/7/2003 -- 7/28/2003	200,000,000

		TOTAL	785,564,139

		Finance - Retail--0.5%
54,000,000		SLM Corp., 1.690%, 3/16/2003	54,007,715

		Finance - Securities--2.2%
25,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.350%, 2/15/2003	24,998,646
235,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.305% - 1.370%, 2/3/2003 - 6/10/2003	234,980,577

		TOTAL	259,979,223

		Government Agency--0.3%
4,200,000		Community Hearth and Home Ltd., (Series 2002), (Federal Home Loan Bank of Cincinnati LOC), 1.440%, 2/6/2003	4,200,000
5,600,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 1.410%, 2/6/2003	5,600,000
975,000		Direct One Funding Corp., (Series 2000) (Sexton Properties), (Federal National Mortgage Association LOC), 1.410%, 2/6/2003	975,000
25,000,000		Student Loan Marketing Association, USA Education, Inc, 1.433%, 4/25/2003	25,014,119

		TOTAL	35,789,119

		Insurance--2.6%
24,000,000		Allstate Life Insurance Co., 1.520% - 1.570%, 2/1/2003 - 2/3/2003	24,000,000
40,000,000		GE Life and Annuity Assurance Co., 1.380% - 1.526%, 2/3/2003 - 3/3/2003	40,000,000
22,000,000		Jackson National Life Insurance Co., 1.450%, 2/24/2003	22,000,000
54,000,000		Monumental Life Insurance Co., 1.490% - 1.610%, 2/3/2003 -- 2/28/2003	54,000,000
50,000,000		New York Life Insurance Co., 1.526%, 5/1/2003	50,000,000
9,900,000		Oberthur Gaming Technologies Corp., (Series 2002-A), (GE Capital Assurance Co. LOC), 1.390%, 2/5/2003	9,900,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued[2]
		Insurance--continued
$15,000,000		Premium Asset Trust, (Series 2001-10), (GE Life and Annuity Assurance Co. Insurance), 1.580%, 2/14/2003	$15,007,785
15,000,000		Protective Life Insurance Co., 1.857%, 5/1/2003	15,000,000
25,000,000		Security Life of Denver Insurance Co., 1.460% - 1.570%, 3/17/2003 - 4/25/2003	25,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 1.520%, 4/7/2003	25,000,000
20,000,000		Travelers Insurance Co., 1.526%, 3/1/2003	20,000,000

		TOTAL	299,907,785

		Municipal--0.1%
15,000,000		Cook County, IL, (Series 2002 A), 1.390%, 2/5/2003	15,000,000

		Telecommunications--2.7%
36,000,000		BellSouth Telecommunications, Inc., 1.433%, 3/4/2003	36,000,000
282,600,000		Verizon Global Funding, 1.341% - 1.560%, 2/18/2003 -- 2/19/2003	282,593,525

		TOTAL	318,593,525

		TOTAL NOTES - VARIABLE	3,495,620,515

		MUTUAL FUNDS--3.4%
		Asset Management--3.4%
400,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	400,000,000
1,000,000		Nations Money Market Reserves	1,000,000

		TOTAL MUTUAL FUNDS	401,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS--9.8%
$425,000,000		Interest in $1,500,000,000 joint repurchase agreement with Bank of America LLC, 1.340% dated 1/31/2003, to be repurchased at $425,047,458 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	$425,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, 1.350% dated 1/31/2003, to be repurchased at $100,011,250 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	100,000,000
612,194,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.350% dated 1/31/2003, to be repurchased at $612,262,872 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2032	612,194,000

		TOTAL REPURCHASE AGREEMENTS	1,137,194,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$11,721,964,458

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 2003, this security amounted to $55,000,000 which represents 0.5% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,666,465,196) at January 31, 2003.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Options Tender Series

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--7.9%
		Banking--7.9%
$74,000,000		Abbey National Treasury Services, PLC, 1.810% - 1.840%, 10/17/2003 - 10/20/2003	$73,996,442
48,000,000		Bank of New York, 2.065%, 7/1/2003	47,993,146
141,200,000		Bayerische Hypotheken-und Vereinsbank AG, 1.330%, 4/28/2003	141,200,000
176,500,000		Comerica Bank, 2.275% - 2.610%, 3/7/2003 - 6/23/2003	176,491,762
150,000,000		Credit Agricole Indosuez, 1.280%, 3/6/2003	150,000,000
50,000,000		Credit Lyonnais SA, 1.400%, 2/25/2003	50,000,000
120,000,000		Credit Suisse First Boston, 1.300% - 2.010%, 2/3/2003 - 2/19/2003	120,024,279
4,000,000		Den Danske Bank A/S, 2.590%, 5/23/2003	4,006,453
10,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.500%, 2/5/2003	10,000,000
40,000,000		U.S. Bank, N.A., Cincinnati, 2.250%, 6/23/2003	39,995,374
160,000,000		UBS AG, 2.210% - 2.530%, 2/18/2003 - 3/12/2003	159,999,538
25,000,000		Westdeutsche Landesbank AG, 1.360%, 5/15/2003	25,000,000

		TOTAL CERTIFICATES OF DEPOSIT	998,706,994

		COLLATERALIZED LOAN AGREEMENTS--13.3%
		Banking--8.5%
100,000,000		CDC Financial Products, Inc., 1.413%, 2/3/2003	100,000,000
250,000,000		Deutsche Bank Securities, Inc., 1.372% - 1.442%, 2/3/2003	250,000,000
269,000,000		HSBC Securities, Inc., 1.423% - 1.463%, 2/3/2003	269,000,000
255,000,000		J.P. Morgan Securities, Inc., 1.413%, 2/3/2003	255,000,000
200,000,000		Wachovia Securities, Inc., 1.413%, 2/3/2003	200,000,000

		TOTAL	1,074,000,000

		Brokerage--4.8%
155,000,000		Goldman Sachs & Co., 1.363% - 1.433%, 2/3/2003	155,000,000
100,000,000		Lehman Brothers, Inc., 1.493%, 2/3/2003	100,000,000
200,000,000		Morgan Stanley & Co., Inc., 1.392%, 2/3/2003	200,000,000
150,000,000		Salomon Smith Barney Inc., 1.363% - 1.413%, 2/3/2003	150,000,000

		TOTAL	605,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,679,000,000

Principal Amount			Value
		COMMERCIAL PAPER--21.3%[1]
		Banking--8.9%
$448,526,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.320% - 1.360%, 2/21/2003 - 4/15/2003	$447,750,525
158,000,000		Citicorp, 1.280% - 1.300%, 3/10/2003 - 4/25/2003	157,614,474
100,000,000		Deutsche Bank Financial, Inc., (Deutsche Bank AG GTD), 1.341% - 1.641%, 5/8/2003	99,642,400
119,446,000		Fountain Square Commercial Funding Corp., 1.290% - 1.350%, 2/6/2003 - 2/18/2003	119,415,687
90,000,000		HBOS Treasury Services PLC, 1.330%, 4/28/2003 - 4/29/2003	89,712,942
66,000,000		Ivory Funding Corp., 1.310% - 1.350%, 2/12/2003 - 4/7/2003	65,902,078
50,000,000		KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 1.290%, 7/23/2003	49,691,833
30,000,000		Kitty Hawk Funding Corp., 1.280%, 2/24/2003	29,975,467
71,394,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.320% - 1.380%, 3/6/2003 - 7/17/2003	71,079,990

		TOTAL	1,130,785,396

		Entertainment--1.1%
145,000,000		Walt Disney Co., 1.450% - 1.620%, 2/5/2003 - 4/22/2003	144,904,270

		Finance - Automotive--1.0%
125,625,000		Ford Motor Credit Co., 1.590% - 2.230%, 2/4/2003 -- 4/28/2003	125,313,240

		Finance - Commercial--1.6%
100,000,000		Edison Asset Securitization LLC, 1.300%, 7/10/2003	99,425,833
50,000,000		General Electric Capital Corp., 1.330%, 5/12/2003	49,815,278
50,000,000		Jupiter Securitization Corp., 1.280%, 2/19/2003	49,968,000

		TOTAL	199,209,111

		Finance - Equipment--0.3%
39,000,000		John Deere Credit Ltd., (John Deere Capital Corp. GTD), 1.440% - 1.450%, 3/21/2003 - 3/25/2003	38,919,907

		Finance -- Retail--3.7%
38,955,000		Barton Capital Corp., 1.270%, 2/21/2003	38,927,515
30,000,000		Countrywide Home Loans, Inc., 1.320%, 2/20/2003	29,979,100
274,900,000		Household Finance Corp., 1.380% - 2.200%, 2/4/2003 - 4/14/2003	274,248,716
125,000,000		Sheffield Receivables Corp., 1.290%, 2/24/2003	124,896,979

		TOTAL	468,052,310

		Finance - Securities--1.5%
162,200,000		Galaxy Funding Inc., 1.280% - 1.370%, 2/10/2003 - 4/7/2003	162,032,992
25,500,000		K2 (USA) LLC, (K2 Corp. GTD), 1.350%, 5/22/2003	25,394,813

		TOTAL	187,427,805

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Food & Beverage--1.2%
$115,265,000		General Mills, Inc., 1.430% - 1.600%, 2/4/2003 - 4/23/2003	$114,949,113
37,800,000		Sara Lee Corp., 1.310%, 2/10/2003 - 2/21/2003	37,776,012

		TOTAL	152,725,125

		Insurance--0.4%
50,000,000		AEGON Funding Corp., 1.290%, 7/17/2003	49,702,583

		Oil & Oil Finance--0.6%
75,000,000		Shell Finance (UK) PLC, 1.290%, 7/11/2003	74,570,000

		Retail--1.0%
131,100,000		Safeway, Inc., 1.370% - 1.450%, 3/13/2003 - 4/14/2003	130,813,777

		TOTAL COMMERCIAL PAPER	2,702,423,524

		SHORT-TERM NOTES--14.0%
		Banking--2.0%
150,000,000		Deutsche Bank AG, 1.372%, 2/3/2003	150,000,000
35,000,000		National City Bank, Indiana, 2.500%, 3/5/2003	35,000,000
75,000,000		National City Bank, Ohio, 2.500%, 3/10/2003	74,998,873

		TOTAL	259,998,873

		Brokerage--5.1%
330,000,000		Bear Stearns Cos., Inc., 1.462%, 2/3/2003	330,000,000
195,000,000		Goldman Sachs Group, Inc., 1.440% - 1.480%, 2/3/2003 - 5/15/2003	195,000,000
128,000,000		Merrill Lynch & Co., Inc., 1.462% - 2.450%, 2/3/2003 -- 3/24/2003	128,000,000

		TOTAL	653,000,000

		Finance - Automotive--1.5%
7,375,210		Americredit Automobile Receivables Trust, (Series 2002-A), Class A1, 1.818%, 11/6/2003	7,375,210
20,000,000		Capital One Auto Finance Trust, (Series 2002-C), Class A1, 1.434%, 12/15/2003	20,000,000
2,839,928		CarMax Auto Owner Trust, (Series 2002-2), Class A1, 1.425%, 12/15/2003	2,839,928
13,655,879		Ford Credit Auto Owner Trust, (Series 2002-D), Class A1, 1.790%, 5/15/2003	13,655,879
17,538,000		Ford Motor Credit Co., 1.600%, 3/17/2003	17,529,816
3,850,000		General Motors Acceptance Corp., 5.950%, 3/14/2003	3,865,270
3,240,519		Honda Auto Receivables Owner Trust, (Series 2002-2), Class A1, 1.950%, 6/13/2003	3,240,519
48,209,489		Household Automotive Trust, (Series 2002-3), Class A1, 1.413%, 12/17/2003	48,209,489
22,178,290		MMCA Auto Owner Trust, (Series 2002-4), Class A1, 1.763%, 10/15/2003	22,178,290
20,745,386		Nissan Auto Lease Trust, (Series 2002-A), Class A1, 1.400%, 11/17/2003	20,745,386
Principal Amount			Value
		SHORT-TERM NOTES--continued
		Finance - Automotive--continued
$1,223,440		Nissan Auto Receivables Owner Trust, (Series 2002-B), Class A1, 2.090%, 5/9/2003	$1,223,440
8,053,726		SSB Auto Loan Trust, (Series 2002-1), Class A1, 1.658%, 11/15/2003	8,053,726
24,000,000		WFS Financial Owner Trust, (Series 2002-4), Class A1, 1.676%, 11/20/2003	24,000,000

		TOTAL	192,916,953

		Finance - Equipment--0.8%
39,152,113		Bank of America Lease Equipment Trust, (Series 2002-A), Class A1, 1.438%, 12/22/2003	39,152,112
37,548,971		CNH Equipment Trust, (Series 2002-B), Class A1, 1.406%, 12/9/2003	37,548,971
21,199,205		Navistar Financial Corp. Owner Trust, (Series 2002-B), Class A1, 1.620%, 11/15/2003	21,199,205

		TOTAL	97,900,288

		Finance - Securities--4.0%
221,000,000		Beta Finance, Inc., (Beta Finance Corp. GTD), 1.400% - 3.000%, 4/8/2003 - 2/5/2004	221,000,000
90,000,000		K2 (USA) LLC, (K2 Corp. GTD), 2.320% - 2.450%, 3/3/2003 - 7/7/2003	90,000,000
193,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.605% - 2.705%, 2/26/2003 - 2/6/2004	192,997,250

		TOTAL	503,997,250

		Municipal--0.1%
9,000,000		Hudson County, NJ, 2.750%, 9/26/2003	9,017,111

		Telecommunications--0.5%
60,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	60,308,607

		TOTAL SHORT-TERM NOTES	1,777,139,082

		GOVERNMENT AGENCIES--1.5%
		Government Agency--1.5%
115,000,000		Federal Home Loan Bank System, 1.600% - 1.720%, 11/3/2003 - 2/3/2004	115,000,000
71,500,000		Federal Home Loan Mortgage Corp., 1.750% - 5.250%,12/8/2003 - 2/15/2004	72,347,423

		TOTAL GOVERNMENT AGENCIES	187,347,423

		LOAN PARTICIPATION--3.3%
		Chemicals--0.5%
60,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co. GTD), 1.490%, 9/30/2003	60,000,000

		Electrical Equipment--0.2%
29,600,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 1.386%, 5/19/2003	29,600,000

Principal Amount			Value
		LOAN PARTICIPATION--continued
		Finance - Automotive--0.8%
$30,200,000		GMAC Residential Holding Corp., (General Motors Acceptance Corp. GTD), 1.880% - 1.930%, 2/3/2003	$30,196,797
70,700,000		General Motors Acceptance Corp., Mortgage of PA, (General Motors Acceptance Corp. GTD), 1.930% - 1.990%, 2/3/2003 -- 2/20/2003	70,695,422

		TOTAL	100,892,219

		Finance - Retail--1.8%
235,000,000		Countrywide Home Loans, Inc., 1.380%, 2/5/2003 - 3/19/2003	235,000,000

		TOTAL LOAN PARTICIPATION	425,492,219

		NOTES - VARIABLE--29.9%[2]
		Banking--12.5%
5,300,000		1700 Financial Group, Inc., (Series 2002), (Regions Bank, Alabama LOC), 1.440%, 2/5/2003	5,300,000
5,340,000		35 N. Fourth Street Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	5,340,000
4,480,000		4 C's LLC, (Series 1998), (KeyBank, N.A. LOC), 1.400%, 2/6/2003	4,480,000
2,945,000		AC, Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,945,000
5,000,000		AW Mobile LLC, (SouthTrust Bank of Alabama, Birmingham LOC), 1.550%, 2/7/2003	5,000,000
445,000		Alabama State, IDA, Nichols Research Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.400%, 2/7/2003	445,000
95,000		Alabama State, IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.440%, 2/6/2003	95,000
1,106,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 1.420%, 2/6/2003	1,106,000
8,425,000		Anchor Holdings LLC, (Series 2000), (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	8,425,000
2,100,000		Avondale Commerce Park, Phase III LLP, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,100,000
8,895,000		B.R. Williams Trucking, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	8,895,000
3,910,000		BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 1.440%, 2/6/2003	3,910,000
6,000,000		BMW Investments, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.450%, 2/7/2003	6,000,000
116,025,000		Becker, MN PCR, (Series 2002-H1), (Bank of New York Swap Agreement), 1.470%, 2/5/2003	116,025,000
1,575,000		Becker, MN PCR, (Series 2002-H2), (Bank of New York Swap Agreement), 1.470%, 2/5/2003	1,575,000
7,605,000		Bethesda Country Club, Inc., (Series 1997), (Allfirst Bank LOC), 1.560%, 2/4/2003	7,605,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,275,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	$1,275,000
6,200,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 1.440%, 2/6/2003	6,200,000
254,000,000		Blue Heron Funding Ltd., (Series 3A), (Westdeutsche Landesbank AG GTD), 1.351%, 2/28/2003	254,000,000
2,145,000		Bluff City Buick, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,145,000
2,690,000		Bon Secour Ltd., (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,690,000
7,525,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.440%, 2/7/2003	7,525,000
6,135,000		Briarwood LP, (Series 1999), (Bank One, N.A. (Ohio) LOC), 1.440%, 2/6/2003	6,135,000
3,500,000		Brittany Bay Partners II Ltd., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.490%, 2/6/2003	3,500,000
5,000,000		Brooksby Village, Inc., (Series 2002), (Lasalle Bank, N.A. LOC), 1.450%, 2/6/2003	5,000,000
6,480,000		Brumfield Properties, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.350%, 2/6/2003	6,480,000
2,993,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,993,000
3,828,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,828,000
8,725,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/5/2003	8,725,000
1,500,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 1.440%, 2/6/2003	1,500,000
18,150,000		Capital One Funding Corp., (Bank One, N.A. (Ohio) LOC), 1.400%, 2/6/2003	18,150,000
13,080,000		Capital One Funding Corp., (Bank One, Illinois, N.A. LOC), 1.400%, 2/6/2003	13,080,000
8,366,000		Capital One Funding Corp., (Series 1996-C), (Bank One, N.A. (Ohio) LOC), 1.400%, 2/6/2003	8,366,000
790,000		Carmel, IN, Telamon Corp., (Series A), (Huntington National Bank, Columbus, OH LOC), 1.490%, 2/6/2003	790,000
730,000		Carmel, IN, Telamon Corp., (Series B), (Huntington National Bank, Columbus, OH LOC), 1.490%, 2/6/2003	730,000
3,725,000		Cattail Creek Country Club, (Series 1999), (Allfirst Bank LOC), 1.560%, 2/4/2003	3,725,000
5,205,000		Century Drive Associates, (Series 2001), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 1.540%, 2/5/2003	5,205,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$6,850,000		Charlie N. McGlamry, (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/6/2003	$6,850,000
13,090,000		Church at Brook Hills, (SouthTrust Bank of Alabama, Birmingham LOC), 1.450%, 2/7/2003	13,090,000
5,320,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 1.400%, 2/6/2003	5,320,000
785,000		Colorado Health Facilities Authority, (Series B), (Bank One, Colorado LOC), 1.500%, 2/6/2003	785,000
4,905,000		Columbus, GA IDA, Woodmont Properties LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 1.390%, 2/6/2003	4,905,000
3,900,000		Commerce Towers LLC, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,900,000
7,250,000		Commercial Contractors, Inc., (Series 1998), (Allfirst Bank LOC), 1.560%, 2/4/2003	7,250,000
8,950,000		Consolidated Publishing Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.500%, 2/7/2003	8,950,000
1,660,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,660,000
7,090,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	7,090,000
9,500,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 1.440%, 2/6/2003	9,500,000
4,755,000		DLR Investments, Inc., (Series 2000), Ripley Crossing Project, (Bank One, Indiana, N.A. LOC), 1.440%, 2/6/2003	4,755,000
5,445,000		Dellridge Care Center LP, (Series 1997), (Allfirst Bank LOC), 1.560%, 2/4/2003	5,445,000
7,210,000		Dewberry IV LP, (Series 1997), (Allfirst Bank LOC), 1.560%, 2/4/2003	7,210,000
8,115,000		ERC Real Estate LLC, (KeyBank, N.A. LOC), 1.400%, 2/6/2003	8,115,000
105,000		Edgefield County, SC, (Series 1997), (Bondex, Inc. Project), (HSBC Bank USA LOC), 1.850%, 2/6/2003	105,000
4,100,000		Engle Printing & Publishing, (Allfirst Bank LOC), 1.540%, 2/7/2003	4,100,000
8,625,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 1.340%, 2/6/2003	8,625,000
3,394,000		Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst Bank LOC), 1.540%, 2/7/2003	3,394,000
1,190,000		Franklin County, PA IDA, (Series 2001 B), Precast Systems LLC, (Allfirst Bank LOC), 1.540%, 2/7/2003	1,190,000
3,680,000		Gannett Fleming, Inc., (Series 2001), (Allfirst Bank LOC), 1.540%, 2/7/2003	3,680,000
2,172,000		Gateway Foods, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,172,000
3,240,000		Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 1.450%, 2/7/2003	3,240,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$5,825,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/6/2003	$5,825,000
3,415,000		Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 1.390%, 2/6/2003	3,415,000
7,655,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 1.490%, 2/6/2003	7,655,000
15,000,000		Greene County, GA IDA, Reynolds Lodge LLC, (Series 2000 A), (Firstar Bank, N.A. LOC), 1.400%, 2/5/2003	15,000,000
2,000,000		Greene County, GA IDA, Reynolds Lodge LLC, (Series 2000 B), (Firstar Bank, N.A. LOC), 1.400%, 2/5/2003	2,000,000
1,020,000		Guilford Capital LLC, (Series 2002 -- D), (Regions Bank, Alabama LOC), 1.640%, 2/6/2003	1,020,000
3,335,000		Guilford Capital LLC, (Series 2002 -- E), (Regions Bank, Alabama LOC), 1.640%, 2/6/2003	3,335,000
4,995,000		H.C. Equities LP, (Wachovia Bank, N.A. LOC), 1.400%, 2/6/2003	4,995,000
89,000,000		HBOS Treasury Services PLC, 1.610%, 2/20/2003	89,000,000
8,270,000		HFS Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	8,270,000
8,500,000		Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.450%, 2/7/2003	8,500,000
12,600,000		Harris County, GA IDA, (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/6/2003	12,600,000
4,645,000		Hazlet Manor Associates, (Series 1998), (Allfirst Bank LOC), 1.560%, 2/4/2003	4,645,000
9,470,000		Healthcare Funding LLC, (Series 1999), (National City Bank, Michigan/Illinois LOC), 1.390%, 2/6/2003	9,470,000
9,145,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 1.390%, 2/6/2003	9,145,000
19,190,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 1.440%, 2/6/2003	19,190,000
940,000		Ilsco Corp., (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	940,000
3,800,000		Indian Hills Country Club, (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,800,000
1,155,000		J.W. Harris, Inc., (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	1,155,000
15,415,000		JFK Family Borrowing, LLP, (Series 1997), (Allfirst Bank LOC), 1.560%, 2/4/2003	15,415,000
7,446,290		Katie Realty LLC, (Series 2000), (Allfirst Bank LOC), 1.540%, 2/7/2003	7,446,290
5,105,000		Kenwood Country Club, Inc., (Series 1999), (Firstar Bank, N.A. LOC), 1.460%, 2/6/2003	5,105,000
6,300,000		KeyBank, N.A., Euro Medium Term Note, 1.472%, 3/19/2003	6,300,948
1,275,000		Laird's Auto Glass & Trim, Inc., (Standard Federal Bank, N.A. LOC), 1.490%, 2/5/2003	1,275,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,000,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 1.590%, 2/6/2003	$4,000,000
6,820,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999 B), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/7/2003	6,820,000
3,115,000		Lincoln Park Associates Ltd., (Bank One, N.A. (Chicago) LOC), 1.400%, 2/6/2003	3,115,000
2,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank AG Swap Agreement), 1.390%, 2/18/2003	2,000,000
5,125,000		M&C Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	5,125,000
5,200,000		Mac Churchill Properties North Ltd., (Series 2002), (SouthTrust Bank of Alabama, Birmingham LOC), 1.550%, 2/7/2003	5,200,000
4,250,000		Marion County, FL IDA, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	4,250,000
4,125,000		Maryland IDFA, Gen-Vec, Inc. Facility, (Series 1999), (Allfirst Bank LOC), 1.540%, 2/7/2003	4,125,000
114,000		Maryland IDFA, Human Genome Sciences, (Series1994), (Allfirst Bank LOC), 1.260%, 2/3/2003	114,000
21,610,000		Maryland IDFA., Human Genome Sciences, (Series 1997), (Allfirst Bank LOC), 1.560%, 2/4/2003	21,610,000
16,000,000		Maryland IDFA., Human Genome Sciences, (Series 2001-A), (Allfirst Bank LOC), 1.560%, 2/4/2003	16,000,000
675,000		Maryland IDFA, Pharmaceutics International, Inc., (Series 2001-B), (Allfirst Bank LOC), 1.540%, 2/7/2003	675,000
6,315,000		Maryland EDR., Shire US Inc., (Series 2000-A), (Allfirst Bank LOC), 1.540%, 2/7/2003	6,315,000
3,145,000		Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.450%, 2/7/2003	3,145,000
3,680,000		McClatchy-Avondale Corp., (Series 1999), (Allfirst Bank LOC), 1.560%, 2/4/2003	3,680,000
7,425,000		McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.400%, 2/7/2003	7,425,000
10,855,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 1.350%, 2/6/2003	10,855,000
4,410,000		Miller, James & Deborah, (Series 1997), (Allfirst Bank LOC), 1.560%, 2/4/2003	4,410,000
45,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.470%, 3/28/2003	45,000,000
3,190,000		Montgomery, AL IDB, (SouthTrust Bank of Alabama, Birmingham LOC), 1.350%, 2/6/2003	3,190,000
4,160,000		Neron Real Estate LLC, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	4,160,000
7,575,000		North American Gulf Terminals, Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.390%, 2/6/2003	7,575,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$8,250,000		ORIS Automotive Parts AL Ltd., (AmSouth Bank N.A., Birmingham LOC), 1.340%, 2/6/2003	$8,250,000
5,795,000		Oaklawn Hospital, MI, (Series 2000 A), (Standard Federal Bank, N.A. LOC), 1.440%, 2/5/2003	5,795,000
5,080,000		Old South Country Club, Inc., (Series 1999), (Allfirst Bank LOC), 1.560%, 2/4/2003	5,080,000
7,500,000		Olive Baptist Church, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	7,500,000
19,635,000		Omni HC, Inc., (Columbus Bank and Trust Co., GA LOC), 1.390%, 2/6/2003	19,635,000
2,827,500		Orange Beach Marina, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	2,827,500
19,000,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 1.400%, 2/6/2003	19,000,000
8,630,000		Perfect Properties LLC, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	8,630,000
3,934,000		Quality Synthetic Rubber Co., (Series 2000), (Firstar Bank, N.A. LOC), 1.440%, 2/6/2003	3,934,000
9,000,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	9,000,000
41,100,000		Riderwood Village, Inc., (Allfirst Bank LOC), 1.500%, 2/6/2003	41,100,000
2,200,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 1.440%, 2/6/2003	2,200,000
1,400,000		Room One Corp., (Series 2001), (Fulton Bank LOC), 1.740%, 2/6/2003	1,400,000
6,360,000		Royal Wine Corp. and KFP International Ltd., (Series 1998), (KeyBank, N.A. LOC), 1.400%, 2/6/2003	6,360,000
740,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.420%, 2/6/2003	740,000
21,190,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/6/2003	21,190,000
20,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/6/2003	20,000,000
8,830,000		Smith Land Improvement Corp., (Series 1999), (Allfirst Bank LOC), 1.560%, 2/4/2003	8,830,000
4,500,000		Southwest Atlanta E.O.C., Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.390%, 2/6/2003	4,500,000
17,280,000		Spectra Gases, Inc., (Commerce Bank, N.A., Cherry Hill, NJ LOC), 1.490%, 2/5/2003	17,280,000
7,960,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 1.440%, 2/6/2003	7,960,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.350%, 2/6/2003	3,200,000
1,670,000		TLC Realty LLC, (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	1,670,000
5,895,000		Tanya K. Nitterhouse, (Allfirst Bank LOC), 1.540%, 2/7/2003	5,895,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$11,350,000		Team Rahal, Inc., (Series 2002), (Allfirst Bank LOC), 1.540%, 2/7/2003	$11,350,000
10,300,000		Test Associates, (Series 2002), (Fulton Bank LOC), 1.490%, 2/6/2003	10,300,000
4,885,000		Thomas Pipe and Steel LLC, (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	4,885,000
4,000,000		Thomaston-Upson County, GA IDA, Atlantic Paper & Foil Project, (RBC Centura Bank LOC), 1.490%, 2/6/2003	4,000,000
5,525,000		Town Development, Inc., (Series 2000), (Allfirst Bank LOC), 1.540%, 2/7/2003	5,525,000
15,000,000	[3]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.460%, 3/18/2003	15,000,000
3,300,000		University Church of Christ, (SouthTrust Bank of Alabama, Birmingham LOC), 1.550%, 2/7/2003	3,300,000
1,700,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank, N.A. LOC), 1.340%, 2/5/2003	1,700,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project, (Series 2000), (Lasalle Bank, N.A. LOC), 1.390%, 2/5/2003	12,360,000
90,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 1.350%, 2/6/2003	90,000
3,000,000		Vulcan, Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,000,000
12,250,000		WCN Properties LP, (Series 2), (Fulton Bank LOC), 1.490%, 2/6/2003	12,250,000
9,527,500		WCN Properties LP, (Series 2000), (Allfirst Bank LOC), 1.540%, 2/7/2003	9,527,500
112,000,000		Wells Fargo & Co., 1.370% - 1.412%, 2/3/2003 - 2/14/2003	112,000,000
6,795,000		West Memphis, IDRB, S-B Power Tool Project, (Series 2000 A), (J.P. Morgan Chase Bank LOC), 1.390%, 2/6/2003	6,795,000
7,130,000		West Shore Country Club, (Series 2000), (Allfirst Bank LOC), 1.540%, 2/7/2003	7,130,000
17,000,000		Westpac Banking Corp. Ltd., Sydney, New York, 1.335%, 3/13/2003	17,001,027
15,335,000		William Hill Manor, Inc., (Series 1998), (Allfirst Bank LOC), 1.560%, 2/4/2003	15,335,000
8,145,000		Wilsbach Distributors, Inc., (Series 1999), (Allfirst Bank LOC), 1.560%, 2/5/2003	8,145,000
225,000		York County, PA IDA, UL Holdings LLC, (Series 2000 B), (Allfirst Bank LOC), 1.540%, 2/7/2003	225,000
17,300,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 1.440%, 2/6/2003	17,300,000

		TOTAL	1,586,105,265

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Brokerage--2.9%
$205,000,000		Goldman Sachs Group, Inc., Promissory Notes, 1.415% - 1.470%, 2/3/2003 - 2/24/2003	$205,000,000
110,000,000		Merrill Lynch & Co., Inc., 1.425% - 1.640%, 2/3/2003 - 2/11/2003	110,059,709
50,000,000		Salomon Smith Barney Holdings, Inc., 1.631%, 2/18/2003	50,079,056

		TOTAL	365,138,765

		Chemicals--0.6%
69,000,000		Bayer Corp., (Bayer AG SA), 4.450%, 3/19/2003	69,128,004

		Consumer Products--0.5%
65,000,000		Diageo Capital PLC, (Diageo PLC GTD), 1.390%, 3/12/2003	65,000,000

		Finance - Automotive--0.4%
44,000,000		GMAC Residential Holding Corp., (General Motors Acceptance Corp. GTD), 1.938%, 2/3/2003	43,865,058

		Finance - Commercial--4.8%
135,000,000		Compass Securitization LLC, 1.327% - 1.337%, 2/9/2003 - 2/14/2003	134,993,242
258,000,000		General Electric Capital Corp., 1.396% - 1.470%, 2/3/2003 -- 3/2/2003	258,054,736
215,000,000		Paradigm Funding LLC, 1.308% - 1.370%, 2/2/2003 - 2/28/2003	215,000,000

		TOTAL	608,047,978

		Finance - Retail--0.9%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 1.926%, 2/18/2003	43,000,000
29,000,000		Household Finance Corp., 1.830%, 2/7/2003	29,016,277
46,000,000		SLM Corp., 1.552% - 1.690%, 2/18/2003 - 4/25/2003	46,057,914

		TOTAL	118,074,191

		Finance - Securities--3.4%
434,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.275% - 1.370%, 2/3/2003 -- 6/10/2003	433,957,858

		Government Agency--0.1%
5,120,000		Acton Assisted Living LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 1.350%, 2/6/2003	5,120,000
10,000,000		Student Loan Marketing Association, USA Education, INC., 1.432%, 4/25/2003	10,005,756

		TOTAL	15,125,756

Principal Amount or Shares			Value
		NOTES - VARIABLE--continued[2]
		Insurance--2.8%
$12,000,000		Allstate Life Insurance Co., 1.520%, 2/3/2003	$12,000,000
20,000,000		GE Capital Assurance Co., 1.730%, 2/10/2003	20,000,000
80,000,000		GE Life and Annuity Assurance Co., 1.380% - 1.525%, 2/3/2003 -- 3/3/2003	80,000,000
25,000,000		Jackson National Life Insurance Co., 1.450% - 1.816%, 2/24/2003 - 5/1/2003	25,000,000
35,000,000		Monumental Life Insurance Co., 1.510% - 1.560%, 2/28/2003 - 4/1/2003	35,000,000
15,000,000		New York Life Insurance Co., 1.520%, 2/28/2003	15,000,000
9,000,000		Premium Asset Trust, (Series 2001-4), (GE Capital Assurance Co.), 1.520%, 2/21/2003	9,000,075
15,000,000		Principal Life Insurance Co., 1.575%, 3/3/2003	15,000,000
13,000,000		Protective Life Insurance Co., 1.856%, 5/1/2003	13,000,000
36,995,000		Santa Monica Community College District, (Series 2001 D), (AMBAC INS) 1.390%, 2/6/2003	36,995,000
25,000,000		Security Life of Denver Insurance Co., 1.410% - 1.449%, 3/17/2003 - 4/25/2003	25,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 1.530%, 4/7/2003	25,000,000
50,000,000		Travelers Insurance Co., 1.525%, 3/1/2003	50,000,000

		TOTAL	360,995,075

		Telecommunications--1.0%
33,500,000		BellSouth Telecommunications, Inc., 1.432%, 3/5/2003	33,500,000
92,600,000		Verizon Global Funding, 1.341% - 1.370%, 2/18/2003 - 2/19/2003	92,598,210

		TOTAL	126,098,210

		TOTAL NOTES - VARIABLE	3,791,536,160

		MUTUAL FUNDS--8.4%
		Asset Management--8.4%
100,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	100,000,000
631,000,000		Nations Cash Reserves	631,000,000
335,000,000		Scudder Money Market	335,000,000

		TOTAL MUTUAL FUNDS	1,066,000,000

		TIME DEPOSIT--0.6%
		Banking--0.6%
75,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.312%, 1/31/2003	75,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS--0.3%
$40,832,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.350%, dated 1/31/2003, to be repurchased at $40,836,594 on 2/3/2003 collateralized by U.S. Government Agency Obligations with various maturities to 1/16/2033	$40,832,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$12,743,477,402

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At January 31, 2003, these securities amounted to $60,000,000 which represents 0.5% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($12,682,812,129) at January 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDR	--Economic Development Revenue
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IDFA	--Industrial Development Finance Authority
INS	--Insured
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2003 (unaudited)

	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in repurchase agreements	$--	$1,137,194,000	$40,832,000
Investments in securities	1,827,144,500	10,584,770,458	12,702,645,402

Total investments in securities, at amortized cost and value	1,827,144,500	11,721,964,458	12,743,477,402
Cash	534,938	67	--
Income receivable	4,808,586	27,634,424	31,792,563
Receivable for shares sold	--	1,319,028	5,326,560

TOTAL ASSETS	1,832,488,024	11,750,917,977	12,780,596,525

Liabilities:
Payable for investments purchased	10,000,000	71,002,099	80,997,500
Payable for shares redeemed	707,660	745,214	1,055,450
Income distribution payable	1,604,895	11,902,895	15,120,677
Payable to bank	--	--	169,796
Accrued expenses	191,590	802,573	440,973

TOTAL LIABILITIES	12,504,145	84,452,781	97,784,396

TOTAL NET ASSETS	$1,819,983,879	$11,666,465,196	$12,682,812,129

Net Assets:
Institutional Shares	$934,837,137	$8,139,846,033	$11,216,448,812
Institutional Service Shares	398,869,297	2,347,902,046	992,234,678
Institutional Capital Shares	486,277,445	1,178,717,117	474,128,639

TOTAL NET ASSETS	$1,819,983,879	$11,666,465,196	$12,682,812,129

Shares Outstanding:
Institutional Shares	934,837,137	8,139,846,033	11,216,448,812
Institutional Service Shares	398,869,297	2,347,902,046	992,234,678
Institutional Capital Shares	486,277,445	1,178,717,117	474,128,639

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2003 (unaudited)

	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$12,527,706	$105,251,416	$104,260,581

Expenses:
Investment adviser fee	1,591,126	12,143,533	11,860,050
Administrative personnel and services fee	598,263	4,565,969	4,459,379
Custodian fees	29,443	328,454	311,109
Transfer and dividend disbursing agent fees and expenses	75,304	247,882	215,696
Directors'/Trustees' fees	5,167	53,273	44,258
Auditing fees	6,786	6,072	5,930
Legal fees	13,155	24,287	22,129
Portfolio accounting fees	96,350	412,880	407,580
Shareholder services fee--Institutional Service Shares	498,078	2,967,230	1,244,245
Shareholder services fee--Institutional Capital Shares	338,930	1,351,070	600,579
Share registration costs	39,864	39,177	56,553
Printing and postage	14,731	16,842	22,129
Insurance premiums	3,346	6,072	5,930
Miscellaneous	3,180	18,215	11,860

TOTAL EXPENSES	3,313,723	22,180,956	19,267,427

Waivers:
Waiver of investment adviser fee	(966,428)	(6,417,279)	(6,916,286)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,176)	(110,595)	(86,656)
Waiver of shareholder services fee--Institutional Capital Shares	(203,358)	(810,642)	(360,348)

TOTAL WAIVERS	(1,181,962)	(7,338,516)	(7,363,290)

Net expenses	2,131,761	14,842,440	11,904,137

Net investment income	$10,395,945	$90,408,976	$92,356,444

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Asset
Operations:
Net investment income	$10,395,945	$17,254,872	$90,408,976	$253,836,671

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,415,158)	(9,886,226)	(67,237,629)	(199,359,334)
Institutional Service Shares	(2,277,378)	(4,705,485)	(15,426,690)	(38,418,091)
Institutional Capital Shares	(1,703,409)	(2,663,161)	(7,744,657)	(16,059,246)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,395,945)	(17,254,872)	(90,408,976)	(253,836,671)

Share Transactions:
Proceeds from sale of shares	7,908,372,786	7,909,856,468	67,532,499,835	153,967,375,128
Net asset value of shares issued to shareholders in payment of distributions declared	5,857,287	10,611,983	37,685,344	124,926,029
Cost of shares redeemed	(7,406,424,308)	(7,526,264,570)	(67,110,354,525)	(150,448,920,391)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	507,805,765	394,203,881	459,830,654	3,643,380,766

Change in net assets	507,805,765	394,203,881	459,830,654	3,643,380,766

Net Assets:
Beginning of period	1,312,178,114	917,974,233	11,206,634,542	7,563,253,776

End of period	$1,819,983,879	$1,312,178,114	$11,666,465,196	$11,206,634,542

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Prime Value Obligations Fund
	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$92,356,444	$225,250,729

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(82,071,980)	(189,697,784)
Institutional Service Shares	(6,750,827)	(22,703,257)
Institutional Capital Shares	(3,533,637)	(12,849,688)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(92,356,444)	(225,250,729)

Share Transactions:
Proceeds from sale of shares	60,815,426,056	104,759,765,450
Net asset value of shares issued to shareholders in payment of distribution declared	42,424,903	114,747,990
Cost of shares redeemed	(57,616,273,448)	(102,256,701,530)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	3,241,577,511	2,617,811,910

Change in net assets	3,241,577,511	2,617,811,910

Net Assets:
Beginning of period	9,441,234,618	6,823,422,708

End of period	$12,682,812,129	$9,441,234,618

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Municipal Obligations Fund
January 31, 1998	$1.00	0.04	(0.04)
January 31, 1999	$1.00	0.03	(0.03)
July 31, 1999[3]	$1.00	0.02	(0.02)
July 31, 2000[5]	$1.00	0.04	(0.04)
July 31, 2001	$1.00	0.04	(0.04)
July 31, 2002	$1.00	0.02	(0.02)
January 31, 2003[6]	$1.00	0.01	(0.01)

Prime Cash Obligations Fund
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[3]	$1.00	0.02	(0.02)
July 31, 2000[5]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.05	(0.05)
July 31, 2002	$1.00	0.02	(0.02)
January 31, 2003[6]	$1.00	0.01	(0.01)

Prime Value Obligations Fund
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[3]	$1.00	0.02	(0.02)
July 31, 2000[5]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.06	(0.06)
July 31, 2002	$1.00	0.02	(0.02)
January 31, 2003[6]	$1.00	0.01	(0.01)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Funds changed their fiscal year-ends from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte and Touch LLP. Each of the previous years was audited by other auditors.

6 For six months ended January 31, 2003 (unaudited).

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets End of Period (000 Omitted)

$1.00	3.56%		0.30%		3.53%		0.38%		$17,701
$1.00	3.40%		0.30%		3.40%		0.31%		$114,535
$1.00	1.53%		0.30%	[4]	3.00%	[4]	0.33%	[4]	$74,609
$1.00	3.79%		0.30%		3.65%		0.30%		$72,714
$1.00	3.75%		0.30%		3.64%		0.29%		$157,035
$1.00	1.67%		0.30%		1.63%		0.28%		$196,824
$1.00	0.65%		0.30%	[4]	1.26%	[4]	0.27%	[4]	$486,277

$1.00	5.48%		0.30%		5.46%		0.26%		$391,159
$1.00	5.37%		0.30%		5.18%		0.27%		$230,193
$1.00	2.36%		0.30%	[4]	4.64%	[4]	0.28%	[4]	$245,815
$1.00	5.78%		0.30%		5.58%		0.27%		$163,282
$1.00	5.64%		0.30%		5.28%		0.27%		$516,333
$1.00	2.22%		0.30%		2.07%		0.26%		$894,934
$1.00	0.72%		0.30%	[4]	1.43%	[4]	0.26%	[4]	$1,178,717

$1.00	5.55%		0.27%		5.61%		0.32%		$67,064
$1.00	5.40%		0.28%		5.23%		0.30%		$200,098
$1.00	2.38%		0.28%	[4]	4.76%	[4]	0.30%	[4]	$275,756
$1.00	5.80%		0.28%		5.66%		0.30%		$236,780
$1.00	5.68%		0.28%		5.27%		0.29%		$445,538
$1.00	2.26%		0.29%		2.29%		0.27%		$506,382
$1.00	0.75%		0.29%	[4]	1.47%	[4]	0.27%	[4]	$474,129

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All premiums and discounts are amortized/accreted as required. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held by Prime Cash Obligations Fund at January 31, 2003 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 -- 6/28/2002	$55,000,000

Additional information on each restricted illiquid security held by Prime Value Obligations Fund at January 31, 2003 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$45,000,000

URI Trust, (Series 2000-1)	12/18/2000	$15,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Municipal Obligations Fund	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Institutional Shares:
Shares sold	5,768,494,331	4,938,827,777
Shares issued to shareholders in payment of distributions declared	3,406,659	5,177,243
Shares redeemed	(5,693,902,857)	(4,478,435,349)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	77,998,133	465,569,671

Institutional Service Shares:
Shares sold	926,669,641	1,679,444,934
Shares issued to shareholders in payment of distributions declared	1,370,019	3,219,887
Shares redeemed	(787,685,669)	(1,793,819,644)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	140,353,991	(111,154,823)

Institutional Capital Shares:
Shares sold	1,213,208,814	1,291,583,757
Shares issued to shareholders in payment of distributions declared	1,080,609	2,214,853
Shares redeemed	(924,835,782)	(1,254,009,577)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	289,453,641	39,789,033

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	507,805,765	394,203,881

Prime Cash Obligations Fund	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Institutional Shares:
Shares sold	53,702,876,545	132,307,454,503
Shares issued to shareholders in payment of distributions declared	28,070,250	98,262,791
Shares redeemed	(53,810,566,064)	(129,857,433,589)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(79,619,269)	2,548,283,705

Institutional Service Shares:
Shares sold	9,548,065,249	12,920,570,119
Shares issued to shareholders in payment of distributions declared	6,049,929	14,613,262
Shares redeemed	(9,298,448,377)	(12,218,687,776)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	255,666,801	716,495,605

Institutional Capital Shares:
Shares sold	4,281,558,041	8,739,350,506
Shares issued to shareholders in payment of distributions declared	3,565,165	12,049,976
Shares redeemed	(4,001,340,084)	(8,372,799,026)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	283,783,122	378,601,456

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	459,830,654	3,643,380,766

Prime Value Obligations Fund	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Institutional Shares:
Shares sold	55,099,737,248	82,300,608,192
Shares issued to shareholders in payment of distributions declared	36,360,329	90,635,173
Shares redeemed	(51,887,504,987)	(79,819,118,991)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,248,592,590	2,572,124,374

Institutional Service Shares:
Shares sold	4,253,293,119	16,109,745,774
Shares issued to shareholders in payment of distributions declared	3,904,622	15,633,213
Shares redeemed	(4,231,959,185)	(16,140,535,466)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	25,238,556	(15,156,479)

Institutional Capital Shares:
Shares sold	1,462,395,689	6,349,411,484
Shares issued to shareholders in payment of distributions declared	2,159,952	8,479,604
Shares redeemed	(1,496,809,276)	(6,297,047,073)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(32,253,635)	60,844,015

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,241,577,511	2,617,811,910

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2003, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INTERFUND TRANSACTIONS

During the six months ended January 31, 2003, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$2,264,607,000	$2,226,231,000

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

25245 (3/03)

Federated Investors
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM NOTES--12.0%
		Banking--0.7%
$80,256,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.290%, 2/20/2003	$80,201,359
80,000,000		National City Bank, Indiana, 2.500%, 3/5/2003	80,000,000
40,500,000		National City Bank, Ohio, 2.500%, 3/10/2003	40,499,391

		TOTAL	200,700,750

		Brokerage--4.0%
705,000,000		Goldman Sachs Group, Inc., 1.440% -1.480%, 2/3/2003- 5/15/2003	705,000,000
380,000,000		Merrill Lynch & Co., Inc., 1.462% - 2.450%, 2/3/2003 -- 3/24/2003	380,000,000
5,000,000		Morgan Stanley, 7.375%, 4/15/2003	5,058,615

		TOTAL	1,090,058,615

		Finance - Automotive--2.0%
44,988,780		Americredit Automobile Receivables Trust 2002-E-M, Class A1, 1.818%, 11/6/2003	44,988,780
45,000,000		Capital One Auto Finance Trust 2002-C, Class A1, 1.434%, 12/15/2003	45,000,000
34,430,248		Ford Credit Auto Owner Trust 2002-D, Class A1, 1.790%, 5/15/2003	34,430,248
130,000,000		Ford Credit Auto Owner Trust 2003-A, Class A1, 1.363%, 10/15/2003	130,000,000
5,400,865		Honda Auto Receivables Owner Trust 2002-2, Class A1, 1.950%, 6/13/2003	5,400,865
116,609,277		Household Automotive Trust 2002-3, Class A1, 1.413%, 12/17/2003	116,609,277
52,554,978		Nissan Auto Lease Trust 2002-A, Class A1, 1.400%, 11/17/2003	52,554,978
4,454,577		Nissan Auto Receivables Owner Trust 2002-B, Class A1, 2.090%, 5/9/2003	4,455,013
16,107,453		SSB Auto Loan Trust 2002-1, Class A1, 1.658%, 11/15/2003	16,107,453
27,312,230		Volkswagen Auto Lease Trust 2002-A, Class A1, 1.385%, 11/20/2003	27,312,230
57,000,000		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	57,000,000

		TOTAL	533,858,844

		Finance - Commercial--0.1%
15,138,000		General Electric Capital Corp., 7.000%, 2/3/2003	15,141,822

		Finance - Equipment--0.5%
11,745,634		Bank of America Lease Equipment Trust 2002-A, Class A1, 1.438%, 12/22/2003	11,745,634
80,750,475		CNH Equipment Trust 2002-B, Class A1, 1.406%, 12/9/2003	80,750,475
46,373,260		Navistar Financial Corp. Owner Trust 2002-B, Class A1, 1.620%, 11/15/2003	46,373,260

		TOTAL	138,869,369

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Finance - Securities--3.9%
$160,500,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.830% - 2.700%, 5/22/2003 - 10/27/2003	$160,500,000
260,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.600% - 2.320%, 7/7/2003 - 11/24/2003	260,000,000
640,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.605% 2.705%, 2/26/2003 - 11/25/2003	639,984,850

		TOTAL	1,060,484,850

		Insurance--0.0%
5,708,087		Long Beach Acceptance Auto Receivables Trust 2002-A, Class A1, (Insured by Financial Security Assurance), 1.840%, 8/15/2003	5,708,087

		Telecommunications--0.8%
75,000,000		BellSouth Corp., 4.105%, 4/26/2003	75,221,114
142,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	142,730,370

		TOTAL	217,951,484

		TOTAL SHORT-TERM NOTES	3,262,773,821

		CERTIFICATES OF DEPOSIT--15.2%
		Banking--15.2%
50,000,000		ABN AMRO Bank NV, Amsterdam, 2.570%, 3/11/2003	49,999,486
200,000,000		Abbey National Bank PLC, London, 2.210%, 2/18/2003	200,000,922
222,000,000		Abbey National Treasury Services, PLC, 1.810% - 2.188%, 7/10/2003 - 10/20/2003	222,001,494
205,000,000		Bank of New York, 1.350% - 2.070%, 5/8/2003 - 7/1/2003	205,012,779
100,000,000		Bank of Nova Scotia, Toronto, 1.480 - 1.750%, 4/25/2003 - 5/8/2003	100,062,934
150,000,000		Bayerische Landesbank Girozentrale, 1.300%, 7/15/2003	150,000,000
225,000,000		Canadian Imperial Bank of Commerce, 1.320% - 1.350%, 5/7/2003 - 7/9/2003	225,000,000
200,000,000		Chase Manhattan Bank (USA) N.A., Wilmington, 1.340%, 5/12/2003	200,000,000
70,000,000		Citibank N.A., New York, 1.280%, 4/23/2003	70,000,000
220,000,000		Comerica Bank, 2.330% - 2.610%, 3/7/2003 - 6/20/2003	220,000,356
500,000,000		Credit Agricole Indosuez, 1.280%, 3/6/2003	500,000,000
32,000,000		Credit Suisse First Boston, 1.820%, 2/3/2003	32,000,000
25,000,000		Dresdner Bank AG, Frankfurt, 2.570%, 5/8/2003	25,079,621
65,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.260% - 2.500%, 2/13/2003 - 2/4/2004	65,000,000
50,000,000		Rabobank Nederland, Utrecht, 2.350%, 3/7/2003	49,992,437
100,000,000		Royal Bank of Canada, Montreal, 1.575%, 10/6/2003	99,840,951
250,000,000		Societe Generale, Paris, 1.270%, 3/4/2003	250,000,000
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$568,000,000		Svenska Handelsbanken, Stockholm, 1.300% - 2.280%, 3/7/2003 - 10/20/2003	$567,992,551
275,000,000		Toronto Dominion Bank, 1.350% - 1.800%, 2/3/2003 - 5/13/2003	275,020,501
60,000,000		U.S. Bank N.A., Cincinnati, 2.250%, 6/23/2003	59,993,061
325,000,000		UBS AG, 2.210% - 2.770%, 2/18/2003 - 5/16/2003	324,994,841
50,000,000		Wells Fargo Bank, N.A., 1.290%, 3/6/2003	50,000,432
200,000,000		WestLB AG, 1.350% - 1.360%, 5/12/2003 - 5/15/2003	200,000,000

		TOTAL CERTIFICATES OF DEPOSITS	4,141,992,366

		COLLATERALIZED LOAN AGREEMENTS--6.4%
		Banking--2.4%
650,000,000		CDC Financial Products, Inc., 1.363% - 1.413%, 2/3/2003	650,000,000

		Brokerage--4.0%
385,000,000		Goldman Sachs & Co., 1.363% - 1.463%, 2/3/2003	385,000,000
710,000,000		Salomon Smith Barney, Inc., 1.363% - 1.413%, 2/3/2003	710,000,000

		TOTAL	1,095,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,745,000,000

		COMMERCIAL PAPER--19.9%[1]
		Banking--7.2%
169,710,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.320% - 1.340%, 2/11/2003 - 4/9/2003	169,412,204
350,000,000		Citicorp, 1.300% - 1.310%, 3/13/2003 - 4/24/2003	349,232,111
30,000,000		Fountain Square Commercial Funding Corp., 1.320%, 2/7/2003	29,993,400
412,000,000		ING (U.S.) Funding LLC, (Guaranteed by ING Bank N.V.), 1.340% - 1.970%, 3/28/2003 - 5/19/2003	410,441,094
47,830,000		Ivory Funding Corp., 1.340% - 1.350%, 2/7/2003 - 2/12/2003	47,812,169
200,000,000		KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.350%, 5/8/2003	199,280,000
100,000,000		Kitty Hawk Funding Corp., 1.280%, 2/24/2003	99,918,222
281,757,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.320% - 1.380%, 2/12/2003 -- 7/17/2003	281,039,720
17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.400% - 1.650%, 2/12/2003 - 3/5/2003	17,945,000
33,452,000		Old Slip Funding Corp., (Bank of New York Swap Agreement), 1.340%, 2/20/2003	33,428,342
100,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 1.290%, 7/15/2003	99,412,333
215,350,000		Stellar Funding Group, Inc., 1.280% - 1.480%, 2/11/2003 - 7/31/2003	215,015,307

		TOTAL	1,952,929,902

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Chemicals--0.0%
$8,000,000		Bayer Corp., (Bayer AG Support Agreement), 1.300%, 4/8/2003	$7,980,933

		Finance -- Automotive--0.7%
120,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 1.290% - 1.298%, 7/16/2003 - 7/17/2003	119,286,917
70,100,000		New Center Asset Trust, (Series A1/P1), 1.260% - 1.268%, 4/22/2003 - 7/25/2003	69,739,220

		TOTAL	189,026,137

		Finance - Commercial--3.8%
55,000,000		Amsterdam Funding Corp., 1.290% - 1.301%, 2/6/2003 - 2/20/2003	54,975,061
75,000,000		Compass Securitization LLC, 1.280%, 2/24/2003	74,938,667
150,000,000		Edison Asset Securitization LLC, 1.300%, 7/8/2003	149,149,583
400,000,000		Jupiter Securitization Corp., 1.280% - 1.290%, 2/19/2003 - 3/3/2003	399,657,000
111,000,000		Paradigm Funding LLC, 1.290% - 1.292%, 2/3/2003 - 3/7/2003	110,945,032
25,000,000		PREFCO-Preferred Receivables Funding Co., 1.340%, 5/12/2003	24,906,944
230,000,000		Receivables Capital Corp., 1.280% - 1.282%, 2/19/2003 - 3/21/2003	229,682,133

		TOTAL	1,044,254,420

		Finance - Retail--4.6%
14,500,000		CommoLoCo, (Guaranteed by American General Finance Corp.), 1.290%, 7/15/2003	14,414,788
1,999,000		Mortgage Interest Networking Trust A1/P1, 1.300%, 2/4/2003	1,998,783
1,241,916,000		Sheffield Receivables Corp., 1.270% - 1.310%, 2/19/2003 - 7/8/2003	1,240,537,284

		TOTAL	1,256,950,855

		Finance - Securities--3.0%
623,000,000		Galaxy Funding Inc., 1.280% - 1.790%, 2/10/2003 - 4/22/2003	621,568,780
197,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.340% - 1.350%, 2/14/2003 - 5/19/2003	196,486,507

		TOTAL	818,055,287

		Retail--0.6%
158,000,000		Home Depot, Inc., 1.360%, 5/20/2003	157,355,360

		TOTAL COMMERCIAL PAPER	5,426,552,894

		GOVERNMENT AGENCIES--2.0%
		Government Agency--2.0%
275,000,000		Federal Home Loan Bank System, 1.600% - 2.540%, 4/4/2003 - 2/3/2004	275,000,000
163,800,000		Federal Home Loan Mortgage Corp., 1.750 -- 5.250%, 12/8/2003 - 2/15/2004	165,329,302
100,000,000		Federal National Mortgage Association, 5.125%, 2/13/2004	103,810,892

		TOTAL GOVERNMENT AGENCIES	544,140,194

Principal Amount			Value
		LOAN PARTICIPATION--0.1%
		Electrical Equipment--0.1%
$39,300,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC), 1.386%, 5/19/2003	$39,300,000

		NOTES - VARIABLE--31.7%[3]
		Banking--10.1.%
10,000,000		215 Jane Investors LLC, (Fleet National Bank LOC), 1.500%, 2/5/2003	10,000,000
5,580,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 1.400%, 2/6/2003	5,580,000
2,605,000		550 West 14th Place, (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 1.410%, 2/6/2003	2,605,000
160,000,000		Abbey National Treasury Services, PLC, 1.320%, 2/4/2003	160,000,000
11,470,000		Active Living of Glenview LLC, (Series 1998), (Firstar Bank, N.A. LOC), 1.400%, 2/5/2003	11,470,000
5,165,000		Adena Health System, Adena Health System Project (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.400%, 2/6/2003	5,165,000
3,710,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	3,710,000
5,000,000		Alabama Paper Products LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	5,000,000
2,715,000		Alabama State IDA, (Series 1994), Miltope Project, (Regions Bank, Alabama LOC), 1.340%, 2/6/2003	2,715,000
4,585,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.440%, 2/6/2003	4,585,000
1,735,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham LOC), 1.480%, 2/6/2003	1,735,000
6,390,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 1.340%, 2/6/2003	6,390,000
39,200,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	39,200,000
13,630,000		American Self Storage Corp., (Series 2002), (U.S. Bank NA, Cincinnati LOC), 1.440%, 2/6/2003	13,630,000
8,880,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (U.S. Bank N.A., Cincinnati LOC), 1.440%, 2/6/2003	8,880,000
7,180,000		Arrow N.A., Inc., (Bank of America N.A. LOC), 1.390%, 2/6/2003	7,180,000
12,000,000		Association of American Medical Colleges, (Insured by AMBAC INS., Guaranteed by J.P. Morgan Chase Bank), 1.340%, 2/5/2003	12,000,000
5,000,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 1.400%, 2/6/2003	5,000,000
6,110,000		Baldwin County Sewer Service LLC, (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	6,110,000
Principal Amount			Value
		NOTES - VARIABLE--continued[3]
		Banking--continued
$4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 1.500%, 2/6/2003	$4,000,000
9,280,000		Bear Creek School, (Key Bank, N.A. LOC), 1.400%, 2/6/2003	9,280,000
9,690,000		Berks County, PA IDA, (Wachovia Bank N.A. LOC), 1.440%, 2/5/2003	9,690,000
10,600,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 1.440%, 2/5/2003	10,600,000
6,700,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 1.441%, 2/5/2003	6,700,000
316,000,000		Blue Heron Funding III, Inc, (Series 3A), (Guaranteed by WestLB AG), 1.351%, 2/28/2003	316,000,000
1,457,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,457,790
9,555,000		Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 1.460%, 2/6/2003	9,555,000
2,320,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	2,320,000
17,385,000		Brooksby Village, Inc., (Series 2002), (Lasalle Bank, N.A. LOC), 1.450%, 2/6/2003	17,385,000
10,139,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	10,139,000
685,000		Burlington, WI Community Development Authority, Hi Liter Graphics (Series 1998 B), (Bank One, Wisconsin N.A. LOC), 1.500%, 2/6/2003	685,000
18,006,000		Capital One Funding Corp., (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	18,006,000
14,524,000		Capital One Funding Corp., (Bank One, Illinois N.A. LOC), 1.400%, 2/6/2003	14,524,000
16,212,000		Capital One Funding Corp., (Bank One, Illinois N.A. LOC), 1.400%, 2/6/2003	16,212,000
22,389,000		Capital One Funding Corp., (Bank One, Kentucky LOC), 1.400%, 2/6/2003	22,389,000
6,283,000		Capital One Funding Corp., (Series 1998-C), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	6,283,000
19,796,000		Capital One Funding Corp., (Series 1999-A), (Bank One, Kentucky LOC), 1.400%, 2/6/2003	19,796,000
14,409,000		Capital One Funding Corp., (Series 1999-B), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	14,409,000
962,000		Capital One Funding Corp., (Series 1994-A), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	962,000
16,309,000		Capital One Funding Corp., (Series 1994-C), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	16,309,000
1,512,000		Capital One Funding Corp., (Series 1994-D), (Bank One, Kentucky LOC), 1.400%, 2/6/2003	1,512,000
Principal Amount			Value
		NOTES - VARIABLE--continued[3]
		Banking--continued
$5,094,000		Capital One Funding Corp., (Series 1995-B), (Bank One, Kentucky LOC), 1.400%, 2/6/2003	$5,094,000
15,729,000		Capital One Funding Corp., (Series 1995-F), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	15,729,000
7,229,000		Capital One Funding Corp., (Series 1996-H), (Bank One, West Virginia N.A. LOC), 1.400%, 2/6/2003	7,229,000
685,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.450%, 2/6/2003	685,000
1,828,000		Chandler, AZ IDA, South Bay Circuits IMR, (Series 1999B), (Comerica Bank LOC), 1.520%, 2/5/2003	1,828,000
2,500,000		Chemi-Trol Chemical Co., (Huntington National Bank, Columbus, OH LOC), 1.400%, 2/6/2003	2,500,000
7,250,000		Cincinnati Bible College and Seminary, (U.S. Bank N.A., Cincinnati LOC), 1.460%, 2/6/2003	7,250,000
5,350,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 1.850%, 2/6/2003	5,350,000
962,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	962,337
4,840,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 1.410%, 2/6/2003	4,840,000
965,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (Bank One, Colorado LOC), 1.400%, 2/6/2003	965,000
2,560,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 1.400%, 2/5/2003	2,560,000
10,385,000		Coventry Madison LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 1.390%, 2/6/2003	10,385,000
7,730,000		Crane Plastics Siding LLC, (Series 2000), (Bank One N.A. (Chicago) LOC), 1.390%, 2/6/2003	7,730,000
6,100,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.440%, 2/6/2003	6,100,000
12,505,000		Cunat Capital Corp., (U.S. Bank N.A., Cincinnati LOC), 1.340%, 2/6/2003	12,505,000
5,180,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.450%, 2/6/2003	5,180,000
11,100,000		David Lipscomb University, (Series 1998), (SunTrust Bank LOC), 1.400%, 2/5/2003	11,100,000
16,200,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 1.390%, 2/6/2003	16,200,000
3,510,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 1.440%, 2/6/2003	3,510,000
3,640,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 1.440%, 2/5/2003	3,640,000
Principal Amount			Value
		NOTES - VARIABLE--continued[3]
		Banking--continued
$1,115,000		Douglas County, GA Development Authority, Heritage Bag Project (Series 1998-B), (Wachovia Bank N.A. LOC), 1.340%, 2/6/2003	$1,115,000
2,800,000		EPCO Carbondioxide Products, Inc., (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.340%, 2/6/2003	2,800,000
9,690,000		Eagle Tool and Machine, (Bank One N.A. (Chicago) LOC), 1.400%, 2/6/2003	9,690,000
6,775,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	6,775,000
13,000,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.490%, 2/6/2003	13,000,000
11,340,000		Faison-City Plaza LP, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	11,340,000
2,700,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 1.420%, 2/6/2003	2,700,000
15,290,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 1.400%, 2/6/2003	15,290,000
15,000,000		Garlands of Barrington Lenders, Inc., (Series 2002-A), (Bank One N.A. (Chicago) LOC), 1.390%, 2/6/2003	15,000,000
20,000,000		Garlands of Barrington Lenders, Inc., (Series 2002-B), (Bank One N.A. (Chicago) LOC), 1.390%, 2/6/2003	20,000,000
15,000,000		Garlands of Barrington Lenders, Inc., (Series 2002-C), (Bank One N.A. (Chicago) LOC), 1.390%, 2/6/2003	15,000,000
1,350,000		Gerken Materials, Inc., (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,350,000
1,790,000		Gerken Materials, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,790,000
5,975,000		Grand Aire Express, Inc., (Series 1997), (National City Bank, Ohio LOC), 1.420%, 2/6/2003	5,975,000
25,000,000		Greene County Development Authority, Reynolds Lodge LLC (Series 2000 A), (Firstar Bank, N.A. LOC), 1.400%, 2/5/2003	25,000,000
13,000,000		Greene County Development Authority, Reynolds Lodge LLC (Series 2000B), (Firstar Bank, N.A. LOC), 1.400%, 2/5/2003	13,000,000
1,780,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,780,000
6,040,000		Gwinnett County, GA, Newell Recycling of Atlanta (Series 1998), (Bank One N.A. (Chicago) LOC), 1.450%, 2/6/2003	6,040,000
6,390,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	6,390,000
215,000,000		HBOS Treasury Services PLC, 1.610%, 2/20/2003	215,000,000
11,165,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.500%, 2/6/2003	11,165,000
9,750,000		Harvey A. Tolson, (Firstar Bank, N.A. LOC), 1.490%, 2/6/2003	9,750,000
Principal Amount			Value
		NOTES - VARIABLE--continued[3]
		Banking--continued
$19,710,000		Healthcare Funding LLC, (Series 1998 A), (National City Bank, Michigan/Illinois LOC), 1.390%, 2/6/2003	$19,710,000
6,050,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 1.340%, 2/5/2003	6,050,000
3,955,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham LOC), 1.480%, 2/6/2003	3,955,000
4,150,000		J.P. Plymouth Properties LLC, (Series 1999), (Standard Federal Bank, N.A. LOC), 1.440%, 2/5/2003	4,150,000
7,335,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	7,335,000
21,500,000		Key Bank, N.A., 1.380% - 1.530%, 2/3/2003	21,502,257
3,630,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.490%, 2/5/2003	3,630,000
2,170,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 1.490%, 2/5/2003	2,170,000
1,105,000		Lincoln Park, (Bank One N.A. (Chicago) LOC), 1.400%, 2/6/2003	1,105,000
157,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (WestLB AG Swap Agreement), 1.390%, 2/15/2003	157,000,000
5,165,000		Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 1.440%, 2/5/2003	5,165,000
119,000,000	[2]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.470%, 3/27/2003	119,000,000
55,700,000		MPAR, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	55,700,000
6,060,000		Mack Industries, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	6,060,000
520,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (Bank One, Wisconsin N.A. LOC), 1.450%, 2/6/2003	520,000
12,740,000		Maryland Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 1.560%, 2/4/2003	12,740,000
21,000,000		Massachusetts Development Finance Agency, (J.P. Morgan Chase Bank LOC), 1.500%, 2/5/2003	21,000,000
5,250,000		Massachusetts Health and Educational Facilities Authority, (Comerica Bank LOC), 1.550%, 2/6/2003	5,250,000
1,360,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.440%, 2/6/2003	1,360,000
1,688,000		Midwest Funding Corp., (Series 1991 A), Class A-1, (Bank One N.A. (Ohio) LOC), 1.350%, 2/6/2003	1,688,000
413,000		Midwest Funding Corp., (Series 1991-C), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	413,000
2,242,000		Midwest Funding Corp., (Series 1992-B), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	2,242,000
Principal Amount			Value
		NOTES - VARIABLE--continued[3]
		Banking--continued
$1,065,000		Midwest Funding Corp., (Series 1992-C), (Bank One N.A. (Ohio) LOC), 1.400%, 2/6/2003	$1,065,000
13,380,000		Milo C. Ritton and Superior Petroleum Co., (Series 2002), (National City Bank, Pennsylvania LOC), 1.420%, 2/6/2003	13,380,000
9,400,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 1.340%, 2/6/2003	9,400,000
7,300,000		Mississippi Business Finance Corp., Choctaw Foods, Inc, (Rabobank Nederland, Utrecht LOC), 1.400%, 2/5/2003	7,300,000
6,000,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Amsouth Bank N.A., Birmingham LOC), 1.340%, 2/6/2003	6,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.270%, 2/6/2003	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 1.340%, 2/5/2003	17,000,000
1,235,000		Moody, AL, (Series 2000 B), (Regions Bank, Alabama LOC), 1.590%, 2/6/2003	1,235,000
12,750,000		North Oaks Partnership, (Series 1998), (Lasalle Bank, N.A. LOC), 1.450%, 2/6/2003	12,750,000
500,000		Nova University, Inc. Lease Revenue Bonds, (Series 1993) Miami Dolphins Training Facility, (SunTrust Bank LOC), 1.400%, 2/5/2003	500,000
46,300,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.340%, 2/5/2003	46,300,000
4,409,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.490%, 2/6/2003	4,409,000
1,050,000		Oceana County Freezer Storage, Inc., (Series)1999, (Huntington National Bank, Columbus, OH LOC), 1.450%, 2/6/2003	1,050,000
12,445,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides LLC (Series 1998), (Key Bank, N.A. LOC), 1.400%, 2/6/2003	12,445,000
1,495,000		PV Communications, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.440%, 2/6/2003	1,495,000
1,830,000		Pepin Distributing Co., (Wachovia Bank N.A. LOC), 1.340%, 2/6/2003	1,830,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank Minnesota N.A. LOC), 1.550%, 2/5/2003	6,650,000
6,820,000		Portsmouth, VA IDA, (Bank of America N.A. LOC), 1.440%, 2/5/2003	6,820,000
5,071,000		Primex Funding Corp., (Series 1997-A, (Bank One, Indiana N.A. LOC), 1.400%, 2/6/2003	5,071,000
1,695,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,695,000
6,000,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	6,000,000
2,420,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	2,420,000
10,025,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 1.400%, 2/5/2003	10,025,000
Principal Amount			Value
		NOTES - VARIABLE--continued[3]
		Banking--continued
$9,550,000		Rooker, J.W., (Wachovia Bank N.A. LOC), 1.340%, 2/5/2003	$9,550,000
46,880,000		SGM Funding Corp., (U.S. Bank N.A., Cincinnati LOC), 1.440%, 2/6/2003	46,880,000
35,000,000		Santa Rosa, CA, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.510%, 2/6/2003	35,000,000
7,995,000		Santa Rosa, CA, (WestLB AG LOC), 1.510%, 2/6/2003	7,995,000
4,110,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 1.400%, 2/5/2003	4,110,000
3,166,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	3,166,000
5,500,000		Shepherd Capital LLC, (U.S. Bank NA, Cincinnati LOC), 1.390%, 2/5/2003	5,500,000
8,460,000		Spira Millennium LLC, (Series 2001), (Fleet National Bank LOC), 1.400%, 2/6/2003	8,460,000
46,750,000		Spitzer Group, (Bank One N.A. (Ohio) LOC), 1.550%, 2/6/2003	46,750,000
4,830,000		Springfield Ltd. Partnership, (UBS AG LOC), 1.400%, 2/6/2003	4,830,000
1,565,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (U.S. Bank N.A., Cincinnati LOC), 1.590%, 2/6/2003	1,565,000
2,550,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank N.A., Cincinnati LOC), 1.490%, 2/6/2003	2,550,000
14,430,000		Suffolk County, NY IDA, (Fleet National Bank LOC), 1.480%, 2/6/2003	14,430,000
3,850,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.450%, 2/6/2003	3,850,000
760,000		Trap Rock Industries, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.390%, 2/5/2003	760,000
100,000,000		U.S. Bank N.A., North Dakota, 1.260%, 2/28/2003	99,991,104
50,000,000	[2]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.460%, 3/18/2003	50,000,000
2,425,000		Van Wyk Enterprises, Inc., (Series 1998-A), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	2,425,000
380,000		Van Wyk Enterprises, Inc., (Series 1998-C), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	380,000
3,190,000		Van Wyk Enterprises, Inc., (Series 1998-D), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	3,190,000
890,000		Van Wyk, Bruce M., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	890,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	9,300,000
11,128,000		Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 1.340%, 2/5/2003	11,128,000
Principal Amount			Value
		NOTES - VARIABLE--continued[3]
		Banking--continued
$786,000		Vista Funding Corp., (Bank One N.A. (Ohio) LOC), 1.350%, 2/6/2003	$786,000
2,015,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 1.350%, 2/6/2003	2,015,000
7,839,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 1.450%, 2/6/2003	7,839,000
1,579,000		Vista Funding Corp., (Series 1995-E), (Bank One N.A. (Ohio) LOC), 1.450%, 2/6/2003	1,579,000
1,755,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/6/2003	1,755,000
2,155,000		Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.470%, 2/6/2003	2,155,000
911,431		Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	911,431
263,000,000		Wells Fargo & Co., 1.370% - 1.413%, 2/1/2003 - 2/14/2003	263,000,000
12,000,000		Western Reserve Masonic Community, Inc., (Guaranteed by J.P. Morgan Chase Bank, Insured by AMBAC INS.), 1.440%, 2/6/2003	12,000,000
1,800,000		Wexner Heritage House, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,800,000
11,745,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.440%, 2/6/2003	11,745,000
1,000,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,000,000
4,300,000		Willacoochee, City of, Development Authority, Longboard, Inc. Project (Series 1997), (Wachovia Bank N.A. LOC), 1.390%, 2/5/2003	4,300,000
5,900,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham LOC), 1.440%, 2/6/2003	5,900,000
5,235,000		Willow Hill Industries, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	5,235,000
36,355,000		World Wildlife Fund, Inc., (Series 2000 B), (Insured by AMBAC INS), 1.340%, 2/6/2003	36,355,000
1,920,000		YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 1.390%, 2/6/2003	1,920,000

		TOTAL	2,756,041,919

		Brokerage--4.2%
323,000,000		Goldman Sachs Group, Inc., Promissory Notes, 1.415% - 1.470%, 2/3/2003 -- 2/22/2003	323,000,000
287,500,000		Merrill Lynch & Co., Inc., 1.425% - 1.640%, 2/3/2003- 2/11/2003	287,619,418
248,000,000		Morgan Stanley, 1.390%, 2/3/2003	248,000,000
100,000,000		Morgan Stanley, Morgan Stanley Dean Witter (Series C), 1.470%, 2/15/2003	100,046,863
200,000,000		Salomon Smith Barney Holdings, Inc., 1.355% - 1.655%, 2/18/2003 - 5/9/2003	200,148,875

		TOTAL	1,158,815,156

Principal Amount			Value
		NOTES - VARIABLE--continued[3]
		Chemicals--0.4%
$100,000,000		Bayer Corp., (Bayer AG Support Agreement), 4.450%, 3/19/2003	$100,185,512

		Electrical Equipment--0.2%
3,340,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 1.360%, 2/6/2003	3,340,000
65,786,454		Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 1.450%, 2/3/2003	65,786,454

		TOTAL	69,126,454

		Finance - Commercial--6.7%
875,000,000		Compass Securitization LLC, 1.328% - 1.330%, 2/9/2003 - 2/14/2003	874,981,105
796,100,000		General Electric Capital Corp., 1.250% - 1.409%, 2/9/2003 -- 4/30/2003	796,050,933
175,000,000		Paradigm Funding LLC, 1.309% - 1.350%, 2/1/2003 - 2/28/2003	175,000,000

		TOTAL	1,846,032,038

		Finance - Retail--0.5%
34,000,000		American Express Credit Corp., 1.370%, 2/7/2003	33,998,907
93,000,000		SLM Corp., 1.690%, 3/16/2003	93,013,082

		TOTAL	127,011,989

		Finance - Securities--3.7%
50,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.335%, 2/15/2003	49,997,255
120,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.390% - 1.520%, 2/3/2003 - 2/15/2003	120,065,877
835,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.310% - 1.320%, 2/3/2003 -- 6/2/2003	834,933,936

		TOTAL	1,004,997,068

		Government Agency--0.3%
11,500,000		Briarcliff Development Co., (Series 2002), (Federal Home Loan Bank of Topeka LOC), 1.390%, 2/6/2003	11,500,000
7,945,000		Direct One Funding Corp., (FNMA LOC), 1.410%, 2/6/2003	7,945,000
33,130,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 1.410%, 2/6/2003	33,130,000
14,885,000		Direct One Funding Corp., Sexton Properties LP, (Series 2000), (FNMA LOC), 1.410%, 2/6/2003	14,885,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 1.350%, 2/6/2003	5,350,000

		TOTAL	72,810,000

		Insurance--3.6%
25,300,000		Albuquerque, NM, (Series 2000 A), (Insured by MBIA INS), 1.340%, 2/5/2003	25,300,000
84,000,000		Allstate Life Insurance Co., 1.520% - 1.570%, 2/1/2003 - 2/7/2003	84,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[3]
		Insurance--continued
$13,000,000		Baton Rouge, LA, (Dexia Credit Local LOC, Guaranteed by AMBAC INS), 1.390%, 2/6/2003	$13,000,000
40,000,000		GE Life and Annuity Assurance Co., 1.526%, 3/31/2003	40,000,000
100,000,000		Jackson National Life Insurance Co., 1.450% - 1.817%, 2/1/2003 - 2/22/2003	100,000,000
117,000,000		Monumental Life Insurance Co., 1.490% - 1.560%, 2/1/2003 - 3/3/2003	117,000,000
85,000,000		New York Life Insurance Co., 1.520%, 2/28/2003 -- 3/3/2003	85,000,000
150,000,000		Paradigm Funding LLC, 1.370%, 2/17/2003	150,000,000
35,000,000		Premium Asset Trust, (Series 2001-10), (GE Life and Annuity Assurance Co. Insurance), 1.580%, 2/14/2003	35,020,973
49,000,000		Protective Life Insurance Co., 1.857%, 2/1/2003	49,000,000
75,000,000		Security Life of Denver Insurance Co., 1.450% - 1.460%, 3/16/2003 - 4/23/2003	75,000,000
100,000,000		Transamerica Occidental Life Insurance Co., 1.530%, 4/7/2003	100,000,000
101,000,000		Travelers Insurance Co., 1.480%, 3/31/2003	101,000,000

		TOTAL	974,320,973

		Municipals--0.1%
35,000,000		Cook County, IL, (Series 2002 A), 1.391%, 2/5/2003	35,000,000

		Telecommunications--1.9%
98,000,000		BellSouth Telecommunications, Inc., 1.433%, 3/4/2003	98,003,604
413,200,000		Verizon Global Funding, 1.341% - 1.560%, 2/18/2003 - 2/19/2003	413,188,646

		TOTAL	511,192,250

		TOTAL NOTES -- VARIABLE	8,655,533,359

		REPURCHASE AGREEMENTS--7.0%
775,000,000		Interest in $1,500,000,000 joint repurchase agreement with Bank of America LLC, 1.340%, dated 1/31/2003, to be repurchased at $775,086,542 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	775,000,000
75,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.140%, dated 1/31/2003, to be repurchased at $75,007,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 9/15/2010	75,000,000
301,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.350%, dated 1/31/2003, to be repurchased at $301,033,863 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	301,000,000
200,000,000		Interest in $1,250,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.290%, dated 1/31/2003, to be repurchased at $200,021,500 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2012	200,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$50,000,000		Interest in $73,000,000 joint repurchase agreement with UBS Warburg LLC, 1.240%, dated 1/31/2003, to be repurchased at $50,005,167 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/24/2007	$50,000,000
522,989,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.350%, dated 1/31/2003, to be repurchased at $523,047,836 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/16/2033	522,989,000

		TOTAL REPURCHASE AGREEMENTS	1,923,989,000

		TIME DEPOSITS--3.2%
		Banking--3.2%
155,000,000		Chase Manhattan Bank (USA) N.A., Wilmington, 1.313%, 2/3/2003	155,000,000
105,000,000		Deutsche Bank AG, 1.313%, 2/3/2003	105,000,000
150,000,000		Societe Generale, Paris, 1.313%, 2/3/2003	150,000,000
350,000,000		UBS AG, 1.320%, 2/3/2003	350,000,000
115,000,000		WestLB AG, 1.313%, 2/3/2003	115,000,000

		TOTAL TIME DEPOSITS	875,000,000

		MUTUAL FUNDS--2.7%
		Asset Management--2.7%
750,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	750,000,000
1,000,000		Nations Money Market Reserves	1,000,000

		TOTAL MUTUAL FUNDS	751,000,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$27,365,281,634

1 Each issue shows the rate of discount at the time of purchase.

2 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At January 31, 2003, these securities amounted to $169,000,000, which represents 0.6% of net assets.

3 Current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($27,310,164,335) at January 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FNMA	--Federal National Mortgage Association
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$27,365,281,634
Income receivable		78,202,689
Receivable for shares sold		489,350

TOTAL ASSETS		27,443,973,673

Liabilities:
Payable for investments purchased	$99,991,500
Payable for shares redeemed	1,405,336
Income distribution payable	29,861,006
Payable to bank	1,235,862
Accrued expenses	1,315,634

TOTAL LIABILITIES		133,809,338

Net assets for 27,310,164,335 shares outstanding		$27,310,164,335

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$22,482,330,685 ÷ 22,482,330,685 shares outstanding		$1.00

Institutional Service Shares:
$4,827,833,650 ÷ 4,827,833,650 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$240,778,650

Expenses:
Investment adviser fee		$27,716,597
Administrative personnel and services fee		10,421,441
Custodian fees		668,675
Transfer and dividend disbursing agent fees and expenses		564,209
Directors'/Trustees' fees		97,008
Auditing fees		3,476
Legal fees		41,575
Portfolio accounting fees		873,073
Shareholder services fee--Institutional Shares		28,002,219
Shareholder services fee--Institutional Service Shares		6,643,528
Share registration costs		51,957
Printing and postage		27,717
Insurance premiums		13,858
Miscellaneous		31,193

TOTAL EXPENSES		75,156,526

Waivers:
Waiver of investment adviser fee	$(11,713,739)
Waiver of transfer and dividend disbursing agent fees and expenses	(401,386)
Waiver of shareholder services fee--Institutional Shares	(28,002,219)

TOTAL WAIVERS		(40,117,344)

Net expenses			35,039,182

Net investment income			$205,739,468

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$205,739,468	$543,236,490

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(171,385,702)	(429,266,428)
Institutional Service Shares	(34,353,766)	(113,970,062)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(205,739,468)	(543,236,490)

Share Transactions:
Proceeds from sale of shares	171,900,082,338	333,120,087,255
Net asset value of shares issued to shareholders in payment of distributions declared	59,917,852	185,925,663
Cost of shares redeemed	(171,377,745,875)	(325,585,900,163)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	582,254,315	7,720,112,755

Change in net assets	582,254,315	7,720,112,755

Net Assets:
Beginning of period	26,727,910,020	19,007,797,265

End of period	$27,310,164,335	$26,727,910,020

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.06	0.06	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.06)	(0.06)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.78%	2.32%	5.74%	5.88%	5.14%	5.64%

Ratios to Average Net Assets:

Expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.53%[3]	2.21%	5.32%	5.76%	4.99%	5.51%

Expense waiver/reimbursement[4]	0.34%[3]	0.34%	0.35%	0.35%	0.35%	0.35%

Supplemental Data:

Net assets, end of period (000 omitted)	$22,482,331	$20,707,206	$13,560,153	$6,630,924	$5,185,448	$3,980,339

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.65%	2.06%	5.48%	5.62%	4.88%	5.37%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.29%[3]	2.06%	5.29%	5.50%	4.77%	5.24%

Expense waiver/reimbursement[4]	0.09%[3]	0.09%	0.10%	0.10%	0.10%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$4,827,834	$6,020,704	$5,447,645	$4,242,371	$4,215,510	$3,468,222

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as brokers/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held at January 31, 2003, is as follows:

Security	Acquisition Date	Acquisition Amount
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$119,000,000

URI Trust, (Series 2000-1)	12/18/2000	$ 50,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2003, capital paid in aggregated $27,310,164,335.

Transactions in capital stock were as follows:

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Institutional Shares:
Shares sold	148,973,786,780	286,318,262,945
Shares issued to shareholders in payment of distributions declared	48,357,735	140,807,743
Shares redeemed	(147,247,019,394)	(279,312,017,706)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,775,125,121	7,147,052,982

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Institutional Service Shares:
Shares sold	22,926,295,558	46,801,824,310
Shares issued to shareholders in payment of distributions declared	11,560,117	45,117,920
Shares redeemed	(24,130,726,481)	(46,273,882,457)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,192,870,806)	573,059,773

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	582,254,315	7,720,112,755

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N203
Cusip 60934N708

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

1022002 (3/03)

Federated Investors
World-Class Investment Manager

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--100.2%
$18,760,000	[1]	Federal Farm Credit System, Discount Notes, 1.220% - 2.180%, 2/14/2003 - 7/21/2003	$18,695,808
8,000,000	[2]	Federal Farm Credit System, Floating Rate Notes, 1.239% - 1.255%, 2/1/2003 - 2/16/2003	7,997,218
14,400,000		Federal Farm Credit System, Notes, 1.670% - 5.700%, 2/3/2003 - 6/18/2003	14,439,279
53,500,000	[1]	Federal Home Loan Bank System, Discount Notes, 1.212% - 1.715%, 2/5/2003 - 8/8/2003	53,362,439
37,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 1.220% - 1.570%, 2/2/2003 - 4/21/2003	36,995,052
13,590,000		Federal Home Loan Bank System, Notes, 2.375% - 7.250%, 2/4/2003 - 10/24/2003	13,645,799
23,500,000	[1]	Student Loan Marketing Association, Discount Notes, 1.180% - 1.800%, 2/7/2003 - 10/14/2003	23,475,580
9,100,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 1.189% - 1.259%, 2/4/2003 - 4/25/2003	9,098,856
4,200,000	[2]	Student Loan Marketing Association, Floating Rate Master Note, 1.159%, 2/4/2003	4,200,000
4,880,000		Student Loan Marketing Association, Notes, 2.000% - 2.700%, 2/14/2003 - 5/27/2003	4,880,370
19,500,000	[1]	Tennessee Valley Authority, Discount Notes, 1.170% - 1.230%, 3/5/2003 - 4/4/2003	19,472,030

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$206,262,431

1 These issues show the rate of discount at the time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($205,823,969) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$206,262,431
Income receivable		366,006

TOTAL ASSETS		206,628,437

Liabilities:
Payable for fund shares repurchased	$75,643
Income distribution payable	178,286
Payable to bank	544,983
Accrued expenses	5,556

TOTAL LIABILITIES		804,468

Net assets for 205,823,969 shares outstanding		$205,823,969

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$205,823,969 ÷ 205,823,969 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$1,814,161

Expenses:
Investment adviser fee		$430,646
Administrative personnel and services fee		80,962
Custodian fees		5,624
Transfer and dividend disbursing agent fees and expenses		27,125
Directors'/Trustees' fees		886
Auditing fees		5,552
Legal fees		1,748
Portfolio accounting fees		27,009
Shareholder services fee		269,154
Share registration costs		10,113
Printing and postage		5,433
Insurance premiums		646
Miscellaneous		7,181

TOTAL EXPENSES		872,079

Waivers:
Waiver of investment adviser fee	$(149,557)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,680)
Waiver of shareholder services fee	(215,323)

TOTAL WAIVERS		(371,560)

Net expenses			500,519

Net investment income			$1,313,642

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,313,642	$4,737,483
Net realized gain on investments	--	83,752

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,313,642	4,821,235

Distributions to Shareholders:
Distributions from net investment income	(1,313,642)	(4,737,483)
Distributions from net realized gain on investments	--	(83,752)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,313,642)	(4,821,235)

Share Transactions:
Proceeds from sale of shares	243,505,217	546,983,723
Net asset value of shares issued to shareholders in payment of distributions declared	26,816	145,242
Cost of shares redeemed	(252,187,430)	(609,585,517)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,655,397)	(62,456,552)

Change in net assets	(8,655,397)	(62,456,552)

Net Assets:
Beginning of period	214,479,366	276,935,918

End of period	$205,823,969	$214,479,366

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,		Period Ended	Year Ended November 30,
	01/31/2003	2002	2001	7/31/2000 [1]	1999 [2]	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.04	0.05	0.05	0.05
Net realized and unrealized gain on investments	--	0.00 [3]	--	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02	0.05	0.04	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)
Distributions from net realized gain on investment	--	(0.00)[3]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.02)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.62%	1.97%	5.38%	3.80%	4.73%	5.16%	5.15%

Ratios to Average Net Assets:

Expenses	0.46%[5]	0.46%	0.46%	0.46%[5]	0.46%	0.46%	0.46%

Net investment income	1.21%[5]	1.94%	5.33%	5.59%[5]	4.61%	5.06%	5.02%

Expense waiver/ reimbursement[6]	0.35%[5]	0.33%	0.32%	0.31%[5]	0.31%	0.31%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$205,824	$214,479	$276,936	$384,299	$449,476	$535,007	$562,704

1 The Fund has changed its fiscal year-end from November 30 to July 31.

2 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2003 capital paid-in aggregated $205,899,612.

Transactions in shares were as follows:

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Shares sold	243,505,217	546,983,723
Shares issued to shareholders in payment of distributions declared	26,816	145,242
Shares redeemed	(252,187,430)	(609,585,517)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,655,397)	(62,456,552)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N773

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

0062905 (3/03)

Federated Investors
World-Class Investment Manager

Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		U.S. TREASURY--28.8%
$1,571,355,000	[1]	U.S. Treasury Bills, 1.150% - 1.615%, 2/27/2003 -- 7/17/2003	$1,565,292,677
55,719,000		U.S. Treasury Bonds, 10.750%, 2/15/2003	55,900,850
1,735,500,000		U.S. Treasury Notes, 2.750% - 5.750%, 2/28/2003 -- 12/31/2003	1,755,904,506

		TOTAL U.S. TREASURY OBLIGATIONS	3,377,098,033

		REPURCHASE AGREEMENTS--71.1%
564,000,000		Interest in $800,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.290%, dated 1/31/2003, to be repurchased at $564,060,630 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 02/15/2029	564,000,000
464,000,000		Interest in $600,000,000 joint repurchase agreement with Bank of Nova Scotia, Toronto, 1.290%, dated 1/31/2003, to be repurchased at $464,049,880 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 02/15/2031	464,000,000
532,164,000		Interest in $1,199,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.290%, dated 1/31/2003, to be repurchased at $532,221,208 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 04/15/2028	532,164,000
400,000,000		Interest in $400,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.300%, dated 1/31/2003, to be repurchased at $400,043,333 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 04/15/2029	400,000,000
524,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.290%, dated 1/31/2003, to be repurchased at $524,056,330 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 02/15/2012	524,000,000
81,811,000		Interest in $100,000,000 joint repurchase agreement with CIBC World Markets Corp., 1.290%, dated 1/31/2003, to be repurchased at $81,819,795 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 06/30/2004	81,811,000
564,000,000		Interest in $700,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.290%, dated 1/31/2003, to be repurchased at $564,060,630 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 05/15/2030	564,000,000
100,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.190%, dated 1/31/2003, to be repurchased at $100,009,917 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 05/15/2014	100,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$714,000,000		Interest in $850,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 1/31/2003, to be repurchased at $714,076,755 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 02/15/2010	$714,000,000
554,000,000		Interest in $700,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.290%, dated 1/31/2003, to be repurchased at $554,059,555 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 02/15/2031	554,000,000
150,000,000	[2]	Interest in $200,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.215%, dated 1/21/2003, to be repurchased at $150,399,938 on 4/10/2003, collateralized by U.S. Treasury Obligations with various maturities to 05/15/2021	150,000,000
418,000,000		Interest in $700,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.290%, dated 1/31/2003, to be repurchased at $418,044,935 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 07/15/2012	418,000,000
625,000,000	[2]	Interest in $750,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.210%, dated 1/13/2003, to be repurchased at $626,260,417 on 3/14/2003, collateralized by U.S. Treasury Obligations with various maturities to 08/15/2012	625,000,000
780,000,000		Interest in $1,250,000,000 joint repurchase agreement with Morgan Stanley & Co., 1.290%, dated 1/31/2003, to be repurchased at $780,083,850 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2012	780,000,000
414,000,000		Interest in $550,000,000 joint repurchase agreement with Societe Generale, New York, 1.290%, dated 1/31/2003, to be repurchased at $414,044,505 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 08/15/2025	414,000,000
839,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement with UBS Warburg LLC, 1.220%, dated 1/8/2003, to be repurchased at $839,852,983 on 2/7/2003, collateralized by U.S. Treasury Obligations with various maturities to 08/15/2015	839,000,000
634,000,000		Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290%, dated 1/31/2003, to be repurchased at $634,068,155 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 07/31/2003	634,000,000

		TOTAL REPURCHASE AGREEMENTS	8,357,975,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$11,735,073,033

1 The issue shows the rate of discount at time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,749,349,987) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$8,357,975,000
Investments in securities	3,377,098,033

Total investments in securities, at amortized cost and value		$11,735,073,033
Cash		812,030
Receivable for shares sold		2,000
Income receivable		28,670,770

TOTAL ASSETS		11,764,557,833

Liabilities:
Payable for shares redeemed	21,666
Income distribution payable	12,362,353
Accrued expenses	2,823,827

TOTAL LIABILITIES		15,207,846

Net assets for 11,749,349,987 shares outstanding		$11,749,349,987

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,787,763,013 ÷ 5,787,763,013 shares outstanding		$1.00

Institutional Service Shares:
$5,423,282,310 ÷ 5,423,282,310 shares outstanding		$1.00

Institutional Capital Shares:
$538,304,664 ÷ 538,304,664 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$108,022,207

Expenses:
Investment adviser fee		$13,605,933
Administrative personnel and services fee		5,115,831
Custodian fees		298,361
Transfer and dividend disbursing agent fees and expenses		395,582
Directors'/Trustees' fees		40,818
Auditing fees		6,803
Legal fees		13,606
Portfolio accounting fees		450,940
Shareholder services fee--Institutional Shares		8,840,187
Shareholder services fee--Institutional Service Shares		7,242,881
Shareholder services fee--Institutional Capital Shares		924,348
Share registration costs		35,959
Printing and postage		15,550
Insurance premiums		6,803
Miscellaneous		20,409

TOTAL EXPENSES		37,014,011

Waivers:
Waiver of investment adviser fee	$(5,746,568)
Waiver of transfer and dividend disbursing agent fees and expenses	(320,749)
Waiver of shareholder services fee--Institutional Shares	(8,840,187)
Waiver of shareholder services fee--Institutional Capital Shares	(554,609)

TOTAL WAIVERS		(15,462,113)

Net expenses			21,551,898

Net investment income			86,470,309

Realized gain on investments			3,572,843

Change in net assets resulting from operations			$90,043,152

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$86,470,309	$248,624,639
Net realized gain on investments	3,572,843	8,025,200

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	90,043,152	256,649,839

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(49,191,606)	(134,326,103)
Institutional Service Shares	(31,813,927)	(102,443,164)
Institutional Capital Shares	(5,464,776)	(11,855,372)
Distributions from net realized gain on investments
Institutional Shares	(1,850,574)	(4,151,811)
Institutional Service Shares	(1,566,686)	(3,482,070)
Institutional Capital Shares	(155,583)	(391,319)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(90,043,152)	(256,649,839)

Share Transactions:
Proceeds from sale of shares	30,462,906,127	74,072,509,728
Net asset value of shares issued to shareholders in payment of distributions declared	16,617,628	55,563,872
Cost of shares redeemed	(32,310,963,785)	(72,487,425,246)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,831,440,030)	1,640,648,354

Change in net assets	(1,831,440,030)	1,640,648,354

Net Assets:
Beginning of period	13,580,790,017	11,940,141,663

End of period	$11,749,349,987	$13,580,790,017

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.05	0.05	0.05
Net realized and unrealized gain on investments	0.00 [2]	0.00 [2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02	0.05	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[2]	(0.00)[2]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.73%	2.17%	5.47%	5.58%	4.91%	5.54%

Ratios to Average Net Assets:

Expenses	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.39%[4]	2.04%	5.36%	5.43%	4.79%	5.40%

Expense waiver/reimbursement[5]	0.34%[4]	0.34%	0.34%	0.34%	0.34%	0.35%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,787,763	$7,484,039	$6,009,592	$5,400,132	$5,477,028	$5,289,871

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.05	0.05	0.05
Net realized and unrealized gain on investments	0.00 [2]	0.00 [2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02	0.05	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[2]	(0.00)[2]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.60%	1.91%	5.21%	5.32%	4.65%	5.28%

Ratios to Average Net Assets:

Expenses	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.10%[4]	1.83%	5.03%	5.16%	4.54%	5.15%

Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.09%	0.09%	0.09%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,423,282	$5,519,235	$5,319,164	$4,400,816	$5,034,388	$5,045,428

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2003	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.05	0.05	0.05
Net realized and unrealized gain on investments	0.00 [2]	0.00 [2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02	0.05	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[2]	(0.00)[2]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.68%	2.06%	5.37%	5.47%	4.81%	5.43%

Ratios to Average Net Assets:

Expenses	0.30%[4]	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.48%[4]	1.85%	5.16%	5.25%	4.61%	5.30%

Expense waiver/reimbursement[5]	0.24%[4]	0.24%	0.24%	0.24%	0.24%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$538,305	$577,516	$611,386	$334,019	$462,807	$31,703

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2003, capital paid-in aggregated $11,749,349,987.

Transactions in shares were as follows:

	Six Months Ended 1/31/2003	Year Ended 7/31/ 2002
Institutional Shares:
Shares sold	15,878,231,111	43,687,664,748
Shares issued to shareholders in payment of distributions declared	10,032,025	33,628,409
Shares redeemed	(17,584,539,060)	(42,246,845,789)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,696,275,924)	1,474,447,368

	Six Months Ended 1/31/2003	Year Ended 7/31/ 2002
Institutional Service Shares:
Shares sold	12,189,636,943	25,072,347,473
Shares issued to shareholders in payment of distributions declared	5,421,328	20,481,062
Shares redeemed	(12,291,010,841)	(24,892,757,603)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(95,952,570)	200,070,932

	Six Months Ended 1/31/2003	Year Ended 7/31/ 2002
Institutional Capital Shares:
Shares sold	2,395,038,073	5,312,497,507
Shares issued to shareholders in payment of distributions declared	1,164,275	1,454,401
Shares redeemed	(2,435,413,884)	(5,347,821,854)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(39,211,536)	(33,869,946)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,831,440,030)	1,640,648,354

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Treasury Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N500
Cusip 60934N872
Cusip 60934N823

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

1022004 (3/03)

Federated Investors
World-Class Investment Manager

Trust for Short-Term U.S. Government Securities

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--51.1%
$3,000,000	[1]	Federal Farm Credit System, Floating Rate Note, 1.255%, 2/7/2003	$2,998,396
29,500,000	[1]	Federal Home Loan Bank System, Floating Rate Notes, 1.203% - 1.527%, 2/1/2003 - 3/22/2003	29,491,948
20,555,000		Federal Home Loan Bank System, Notes, 1.700% - 2.990%, 2/4/2003 - 12/8/2003	20,553,865
6,500,000	[2]	Federal Home Loan Mortgage Corp., Discount Notes, 1.280% - 2.460%, 2/27/2003 - 5/22/2003	6,484,103
12,550,000		Federal Home Loan Mortgage Corp., Notes, 4.750% - 7.000%, 2/15/2003 - 2/15/2004	12,760,191
42,000,000	[2]	Federal National Mortgage Association, Discount Notes, 1.270% - 2.280%, 2/7/2003 - 6/27/2003	41,871,060
44,500,000	[1]	Federal National Mortgage Association, Floating Rate Notes, 1.235% - 1.670%, 1/21/2003 - 4/7/2003	44,487,791
7,000,000		Federal National Mortgage Association, Notes, 2.250% - 5.750%, 2/7/2003 - 2/13/2004	7,053,289
2,000,000	[2]	Student Loan Marketing Association, Discount Note, 2.680%, 3/14/2003	1,993,896
2,000,000	[1]	Student Loan Marketing Association, Floating Rate Note, 1.190%, 4/25/2003	1,998,976

		TOTAL GOVERNMENT AGENCIES	169,693,515

		REPURCHASE AGREEMENTS--48.8%
14,000,000		Interest in $650,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.350%, dated 1/31/2003, to be repurchased at $14,001,575 on 02/03/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2030	14,000,000
34,322,000		Interest in $1,199,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.290%, dated 1/31/2003, to be repurchased at $34,325,690 on 2/03/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028	34,322,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$14,000,000		Interest in $800,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.350%, dated 1/31/2003, to be repurchased at $14,001,575 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/01/2033	$14,000,000
15,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.250%, dated 1/23/2003, to be repurchased at $15,028,125 on 3/18/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/01/2032	15,000,000
6,000,000	[3]	Interest in $475,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.280%, dated 1/6/2003, to be repurchased at $6,006,400 on 2/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/01/2033	6,000,000
8,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.255%, dated 1/23/2003, to be repurchased at $8,015,897 on 3/21/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/01/2033	8,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.350%, dated 1/31/2003, to be repurchased at $10,001,125 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/01/2033	10,000,000
15,000,000	[3]	Interest in $315,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.280%, dated 1/15/2003, to be repurchased at $15,026,133 on 3/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/01/2032	15,000,000
14,000,000		Interest in $605,000,000 joint repurchase agreement with Salomon Smith Barney, 1.350%, dated 1/31/2003, to be repurchased at $14,001,575 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 10/01/2032	14,000,000
2,000,000	[3]	Interest in $140,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290%, dated 1/3/2003, to be repurchased at $2,004,228 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/15/2032	2,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$14,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290%, dated 11/7/2002, to be repurchased at $14,045,150 on 2/6/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2030	$14,000,000
2,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with UBS Warburg LLC, 1.300%, dated 11/22/2002, to be repurchased at $2,007,439 on 3/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2032	2,000,000
14,000,000		Interest in $500,000,000 joint repurchase agreement with WestLB AG, 1.350%, dated 1/31/2003, to be repurchased at $14,001,575 on 2/3/2003, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 6/01/2040	14,000,000

		TOTAL REPURCHASE AGREEMENTS	162,322,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$332,015,515

1 Denotes variable rate securities which show current rate and next demand date.

2 Rates noted reflect the effective yield.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($332,415,963) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$162,322,000
Investments in securities	169,693,515

Total investments in securities, at amortized cost and value		$332,015,515
Cash		2,601
Income receivable		685,841

TOTAL ASSETS		332,703,957

Liabilities:
Income distribution payable	274,769
Accrued expenses	13,225

TOTAL LIABILITIES		287,994

Net assets for 332,415,963 shares outstanding		$332,415,963

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$332,415,963 ÷ 332,415,963 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$3,026,949

Expenses:
Investment adviser fee		$704,665
Administrative personnel and services fee		132,477
Custodian fees		17,265
Transfer and dividend disbursing agent fees and expenses		29,398
Directors'/Trustees' fees		1,585
Auditing fees		5,550
Legal fees		1,982
Portfolio accounting fees		38,362
Shareholder services fee		440,415
Share registration costs		10,746
Printing and postage		5,638
Insurance premiums		705
Miscellaneous		925

TOTAL EXPENSES		1,389,713

Waivers:
Waiver of investment adviser fee	$(222,416)
Waiver of transfer and dividend disbursing agent fees and expenses	(11,473)
Waiver of shareholder services fee	(352,332)

TOTAL WAIVERS		(586,221)

Net expenses			803,492

Net investment income			$2,223,457

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,223,457	$9,295,600

Distributions to Shareholders:
Distributions from net investment income	(2,223,457)	(9,295,600)

Share Transactions:
Proceeds from sale of shares	610,005,473	1,774,516,502
Net asset value of shares issued to shareholders in payment of distributions declared	176,638	1,425,454
Cost of shares redeemed	(621,619,461)	(1,957,906,925)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,437,350)	(181,964,969)

Change in net assets	(11,437,350)	(181,964,969)

Net Assets:
Beginning of period	343,853,313	525,818,282

End of period	$332,415,963	$343,853,313

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,		Period Ended	Year Ended November 30,
	1/31/2003	2002	2001	7/31/2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.63%	2.02%	5.37%	3.81%	4.75%	5.20%	5.20%

Ratios to Average Net Assets:

Expenses	0.46%[3]	0.45%	0.45%	0.45%[3]	0.45%	0.45%	0.45%

Net investment income	1.26%[3]	2.05%	5.18%	5.58%[3]	4.65%	5.09%	5.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$332,416	$343,853	$525,818	$483,384	$583,103	$597,685	$675,988

1 The Fund has changed its fiscal year-end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for Short-Term U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2003, capital paid-in aggregated $332,415,963.

Transactions in shares were as follows:

	Six Months Ended 1/31/ 2003	Year Ended 7/31/ 2002
Shares sold	610,005,473	1,774,516,502
Shares issued to shareholders in payment of distributions declared	176,638	1,425,454
Shares redeemed	(621,619,461)	(1,957,906,925)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(11,437,350)	(181,964,969)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Trust for Short-Term U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N781

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8063001 (3/03)

Federated Investors
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--25.2%
$31,000,000	[1]	United States Treasury Bills, 1.145% - 1.390%, 5/8/2003	$30,900,893
25,500,000	[1]	United States Treasury Bills, 1.200% - 1.220%, 7/17/2003	25,357,471
15,000,000	[1]	United States Treasury Bills, 1.224%, 5/15/2003	14,947,453
12,000,000	[1]	United States Treasury Bills, 1.235% - 1.245%, 5/22/2003	11,954,503
6,600,000	[1]	United States Treasury Bills, 1.265%, 5/29/2003	6,572,866
4,000,000	[1]	United States Treasury Bills, 1.425%, 5/1/2003	3,985,908
2,500,000	[1]	United States Treasury Bills, 1.550%, 4/17/2003	2,491,927
4,000,000		United States Treasury Bonds, 10.750%, 2/15/2003	4,013,055
8,000,000		United States Treasury Notes, 2.750%, 9/30/2003	8,050,731
9,000,000		United States Treasury Notes, 2.750%, 10/31/2003	9,075,971
12,000,000		United States Treasury Notes, 3.000%, 11/30/2003	12,153,887
5,000,000		United States Treasury Notes, 3.250%, 12/31/2003	5,083,358
19,000,000		United States Treasury Notes, 3.625%, 8/31/2003	19,220,259
7,000,000		United States Treasury Notes, 3.875%, 6/30/2003	7,060,905
5,000,000		United States Treasury Notes, 3.875%, 7/31/2003	5,045,801
5,000,000		United States Treasury Notes, 4.250%, 11/15/2003	5,095,873
24,000,000		United States Treasury Notes, 5.250% - 5.750%, 8/15/2003	24,517,800
9,000,000		United States Treasury Notes, 5.500%, 2/28/2003	9,021,555
5,000,000		United States Treasury Notes, 5.500%, 3/31/2003	5,026,623
10,000,000		United States Treasury Notes, 5.750%, 4/30/2003	10,093,201

		TOTAL U.S. TREASURY OBLIGATIONS	219,670,040

		REPURCHASE AGREEMENTS--74.7%
37,000,000		Interest in $800,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.290%, dated 1/31/2003, to be repurchased at $37,003,978 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2029	37,000,000
37,000,000		Interest in $600,000,000 joint repurchase agreement with Bank of Nova Scotia, Toronto, 1.290%, dated 1/31/2003, to be repurchased at $37,003,978 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2026	37,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$156,682,000		Interest in $1,199,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.290%, dated 1/31/2003, to be repurchased at $156,698,843 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028	$156,682,000
37,000,000		Interest in $750,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.290%, dated 1/31/2003, to be repurchased at $37,003,978 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2012	37,000,000
37,000,000		Interest in $700,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.290%, dated 1/31/2003, to be repurchased at $37,003,978 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030	37,000,000
37,000,000		Interest in $850,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.290%, dated 1/31/2003, to be repurchased at $37,003,978 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2010	37,000,000
37,000,000		Interest in $700,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.290%, dated 1/31/2003, to be repurchased at $37,003,978 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	37,000,000
16,000,000	[2]	Interest in $200,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.215%, dated 1/21/2003, to be repurchased at $16,042,660 on 4/10/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021	16,000,000
21,000,000		Interest in $700,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.290%, dated 1/31/2003, to be repurchased at $21,002,258 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 7/15/2012	21,000,000
38,000,000	[2]	Interest in $750,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.210%, dated 1/13/2003, to be repurchased at $38,076,633 on 3/14/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2012	38,000,000
80,000,000		Interest in $1,250,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.290% dated 1/31/2003, to be repurchased at $80,008,600 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2003	80,000,000
37,000,000		Interest in $550,000,000 joint repurchase agreement with Societe Generale, New York, 1.290%, dated 1/31/2003, to be repurchased at $37,003,978 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2025	37,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$42,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement with UBS Warburg LLC, 1.220%, dated 1/8/2003, to be repurchased at $42,042,700 on 2/7/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2015	$42,000,000
37,000,000		Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290%, dated 1/31/2003, to be repurchased at $37,003,978 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 7/24/2003	37,000,000

		TOTAL REPURCHASE AGREEMENTS	649,682,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$869,352,040

1 The issue shows the rate of discount at time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the joint repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($870,379,346) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Investments in securities	$219,670,040
Investments in repurchase agreements	649,682,000

Total investments in securities, at amortized cost and value		$869,352,040
Cash		1,612
Income receivable		1,928,894
Receivable for shares sold		504

TOTAL ASSETS		871,283,050

Liabilities:
Payable for fund shares repurchased	95,845
Payable for shareholder service fee	34,109
Income distribution payable	756,100
Accrued expenses	17,650

TOTAL LIABILITIES		903,704

Net assets for 870,379,346 shares outstanding		$870,379,346

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$870,379,346 ÷ 870,379,346 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$6,652,595

Expenses:
Investment adviser fee		$1,666,497
Administrative personnel and services fee		313,302
Custodian fees		29,436
Transfer and dividend disbursing agent fees and expenses		50,213
Directors'/Trustees' fees		3,027
Auditing fees		6,054
Legal fees		2,500
Portfolio accounting fees		57,409
Shareholder services fee		1,041,560
Share registration costs		10,416
Printing and postage		6,777
Insurance premiums		833
Miscellaneous		8,443

TOTAL EXPENSES		3,196,467

Waivers:
Waiver of investment adviser fee	$(453,593)
Waiver of transfer and dividend disbursing agent fees and expenses	(24,400)
Waiver of shareholder services fee	(833,249)

TOTAL WAIVERS		(1,311,242)

Net expenses			1,885,225

Net investment income			4,767,370

Net realized gain on investments			234,994

Change in net assets resulting from operations			$5,002,364

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,767,370	$16,257,542
Net realized gain on investments	234,994	606,953

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,002,364	16,864,495

Distributions to Shareholders:
Distributions from net investment income	(4,767,370)	(16,257,542)
Distributions from net realized gain on investments	(234,994)	(606,953)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,002,364)	(16,864,495)

Share Transactions:
Proceeds from sale of shares	1,527,852,173	3,179,169,581
Net asset value of shares issued to shareholders in payment of distributions declared	802,158	3,234,125
Cost of shares redeemed	(1,504,164,210)	(3,234,986,623)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	24,490,121	(52,582,917)

Change in net assets	24,490,121	(52,582,917)

Net Assets:
Beginning of period	845,889,225	898,472,142

End of period	$870,379,346	$845,889,225

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited)
1/31/2003
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.00 [3]

TOTAL FROM INVESTMENT OPERATIONS	0.01

Less Distributions:
Distributions from net investment income	(0.01)
Distributions from net realized gain on investments	(0.00)[3]

TOTAL DISTRIBUTIONS	(0.01)

Net Asset Value, End of Period	$1.00

Total Return[4]	0.61%

Ratios to Average Net Assets:
Expenses	0.45%[5]

Net investment income	1.14%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$870,379

1 Beginning with the period ended July 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 The Fund changed its fiscal year-end from September 30 to July 31.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Year Ended July 31,			Period Ended	Year Ended September 30,
2002	2001	2000	7/31/1999 [1,2]	1998	1997
$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.02	0.05	0.05	0.04	0.05	0.05
0.00 [3]	--	--	--	--	--

0.02	0.05	0.05	0.04	0.05	0.05

(0.02)	(0.05)	(0.05)	(0.04)	(0.05)	(0.05)
(0.00)[3]	--	--	--	--	--

(0.02)	(0.05)	(0.05)	(0.04)	(0.05)	(0.05)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

1.95%	5.22%	5.32%	3.76%	5.28%	5.16%

0.45%	0.45%	0.45%	0.45%[5]	0.45%	0.45%

1.85%	5.12%	5.14%	4.45%[5]	5.17%	5.04%

$845,889	$898,472	$951,849	$1,465,381	$2,358,709	$1,797,163

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2003, capital paid-in aggregated $870,475,190. Transactions in shares were as follows:

	Six Months Ended 1/31/2003	Year Ended 7/31/2002
Shares sold	1,527,852,173	3,179,169,581
Shares issued to shareholders in payment of distributions declared	802,158	3,234,125
Shares redeemed	(1,504,164,210)	(3,234,986,623)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	24,490,121	(52,582,917)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law and regulations, expenses or withholding taxes and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N799

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8042508 (3/03)